                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-08839
                 ----------------------------------------------

                          STREETTRACKS(R) SERIES TRUST
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                      One Lincoln Street, Boston, MA 02111
 ------------------------------------------------------------------------------
               (Address of principal executive offices) (zip code)


                            Scott M. Zoltowski, Esq.
                       State Street Bank and Trust Company
                               One Lincoln Street
                                Boston, MA 02111
                     (Name and address of agent for service)

                                    Copy to:

                             Stuart M. Strauss, Esq.
                             Clifford Chance US LLP
                               31 West 52nd Street
                            New York, New York 10019



       Registrant's telephone number, including area code: (866) 787-2257

Date of fiscal year end:  June 30

Date of reporting period:  December 31, 2005

Item 1: Reports to Shareholders

                                   [GRAPHICS]


                                streetTRACKS(R)


                               SEMI-ANNUAL REPORT
                               DECEMBER 31, 2005

                   [streetTRACKS (R) semi-annual report LOGO]
                       PRESIDENT'S LETTER TO SHAREHOLDERS

Dear streetTRACKS Shareholders,

I am happy to provide you with the enclosed streetTRACKS Trust semi-annual report as of December 31, 2005. We are very pleased with the continued growth of the streetTRACKS family of exchange traded funds. In fact, as of December 31, 2005, streetTRACKS ETFs numbered 18 with total assets reaching nearly $2 billion.

Since the start of this streetTRACKS fiscal year, we have added nine new ETFs to the streetTRACKS family. The nine new ETFs include three streetTRACKS KBW ETFs, which track precise slices of the financial sector; the SPDR Dividend ETF; and five new streetTRACKS DJ Wilshire Style ETFs. Concurrent to the introduction of the five new DJ Wilshire Style ETFs, we changed the underlying indices for our existing style ETFs from the Dow Jones Style Indices to the DJ Wilshire Style Indices.

Dow Jones' decision to cease providing daily real time data for its Dow Jones Style Indexes, coupled with our desire to provide investors with a comprehensive family of style-based index solutions, motivated the transition to the DJ Wilshire Style Indexes. With this transition, we were able to achieve the goal of a full family of style ETFs by which investors can develop transparent asset allocation strategies, prevent unintended style or size bets, and implement pure style and/or market cap rotation strategies--all the while maintaining the style index purity that investors have come to expect from us.

On behalf of the streetTRACKS Trust, I thank you for your continued support. I want to reassure you of our commitment to the ETF business. We are dedicated to the continued development of ETFs that are, at once, innovative and practical--to help you achieve your investment objectives.

Regards,

James Ross
President
streetTRACKS SeriesTrust

                   [streetTRACKS (R) semi-annual report LOGO] streetTRACKS DJ Wilshire Total Market ETF--PERFORMANCE SUMMARY
     (formerly, streetTRACKS Total Market ETF; formerly, FORTUNE 500(R) Index
                                     Fund)

   The following Performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the closing price (last trade) on the exchange on which shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

   An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

   PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. FOR THE MOST RECENT MONTH END PERFORMANCE INFORMATION VISIT WWW.STREETTRACKS.COM. INVESTMENT IN THE FUND POSES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES.

   PERFORMANCE AS OF DECEMBER 31, 2005

    -----------------------------------------------------------------------------------------------------------------------
                                                                      CUMULATIVE TOTAL RETURN
                                        -----------------------------------------------------------------------------------
                                                                    DOW JONES         FORTUNE 500/        S&P 500 INDEX
                                         NET ASSET    MARKET      WILSHIRE 5000    DOW JONES WILSHIRE      (BROAD-BASED
                                           VALUE       VALUE     COMPOSITE INDEX        5000 (2)        COMPARATIVE INDEX)
    ------------------------------------------------------------------------------------------------------------------
       SIX MONTHS ENDED 12/31/05           6.51%       6.05%          6.33%                 N/A                5.77%
    ------------------------------------------------------------------------------------------------------------------
       ONE YEAR ENDED 12/31/05             6.91%       6.68%          6.38%               6.82%                4.91%
    ------------------------------------------------------------------------------------------------------------------
       THREE YEARS ENDED 12/31/05         48.94%      49.75%         57.52%              49.67%               49.70%
    ------------------------------------------------------------------------------------------------------------------
       FIVE YEARS ENDED 12/31/05           5.35%       5.50%         10.98%               6.22%                2.75%
    ------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION OF TRADING (1)      2.85%       2.68%          4.92%              11.12%               -1.95%
    ------------------------------------------------------------------------------------------------------------------

    -----------------------------------------------------------------------------------------------------------------------
                                                                    AVERAGE ANNUAL TOTAL RETURN
                                        -----------------------------------------------------------------------------------
                                                                    DOW JONES         FORTUNE 500/        S&P 500 INDEX
                                         NET ASSET    MARKET      WILSHIRE 5000        DOW JONES           (BROAD-BASED
                                           VALUE       VALUE     COMPOSITE INDEX   WILSHIRE 5000 (2)    COMPARATIVE INDEX)
    ------------------------------------------------------------------------------------------------------------------
       ONE YEAR ENDED 12/31/05             6.91%       6.68%          6.38%               6.82%                4.91%
    ------------------------------------------------------------------------------------------------------------------
       THREE YEARS ENDED 12/31/05         14.20%      14.41%         16.35%              14.39%               14.39%
    ------------------------------------------------------------------------------------------------------------------
       FIVE YEARS ENDED 12/31/05           1.05%       1.08%          2.11%               1.21%                0.54%
    ------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION OF TRADING (1)      0.54%       0.51%          0.92%               2.03%               -0.38%
    ------------------------------------------------------------------------------------------------------------------

   (1) For the period October 10, 2000 (commencement of trading on the AMEX) to December 31, 2005.

   (2) A blended index return comprised of the Fortune 500 Index through 6/13/05 and the Dow Jones Wilshire 5000 Index return from 6/14/05 through 12/31/05.

                   [streetTRACKS (R) semi-annual report LOGO] streetTRACKS DJ Wilshire Total Market ETF--PERFORMANCE SUMMARY (continued)

       COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
      DJ WILSHIRE TOTAL MARKET ETF (Based on Net Asset Value)

[LINE GRAPH]

                                                                              S&P 500 INDEX (BROAD-
                                                DJ WILSHIRE TOTAL MARKET        BASED COMPARATIVE        DOW JONES WILSHIRE 5000
                                                         ETF(A)                     INDEX)(C)              COMPOSITE INDEX(B)
                                                ------------------------      ---------------------      -----------------------
10/04/00                                                  10000                       10000                       10000
12/31/00                                                   9467                        9230                        8970
03/31/01                                                   8516                        8135                        7863
06/30/01                                                   8978                        8612                        8452
09/30/01                                                   7763                        7348                        7107
12/31/01                                                   8498                        8133                        7986
03/31/02                                                   8562                        8155                        8063
06/30/02                                                   7480                        7063                        7046
09/30/02                                                   6228                        5843                        5863
12/31/02                                                   6696                        6337                        5863
03/31/03                                                   6467                        6337                        6126
06/30/03                                                   7422                        7082                        7135
09/30/03                                                   7593                        7268                        7401
12/31/03                                                   8478                        8153                        8321
03/31/04                                                   8593                        8418                        8537
06/30/04                                                   8706                        8433                        8651
09/30/04                                                   8560                        8275                        8492
12/31/04                                                   9327                        9039                        9358
03/31/05                                                   9363                        9004                        9149
06/30/05                                                   9364                        9173                        9361
09/30/05                                                   9758                        9538                        9738
12/31/05                                                   9974                        9484                        9927

                   [streetTRACKS (R) semi-annual report LOGO] streetTRACKS DJ Wilshire Total Market ETF--PORTFOLIO SUMMARY

   TOP FIVE HOLDINGS AS OF DECEMBER 31, 2005

    --------------------------------------------------------------------------------------------------------
       DESCRIPTION        GENERAL          EXXON MOBIL     MICROSOFT     CITIGROUP,    PROCTER &
                          ELECTRIC CO.     CORP.           CORP.         INC.          GAMBLE CO.
    --------------------------------------------------------------------------------------------------------
       MARKET VALUE       $2,625,455       2,559,274       1,820,014     1,753,243     1,363,942
    --------------------------------------------------------------------------------------------------------
       % OF NET ASSETS    2.54%            2.47            1.76          1.69          1.32
    --------------------------------------------------------------------------------------------------------

   INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2005*

    ----------------------------------------------------------
                                            PERCENT OF
    INDUSTRY                                NET ASSETS
    ----------------------------------------------------------
    Computer Software/Services                  5.1%
    Manufacturing (Diversified)                 4.4
    Oil (Integrated)                            4.3
    Financial (Diversified)                     4.2
    Health Care (Drugs/Pharmaceuticals)         3.9
    Banks (Major Regional)                      3.4
    Health Care (Medical
      Products/Supplies)                        3.0
    Electric Utilities                          2.8
    Electronics (Semiconductors)                2.7
    Computers (Hardware)                        2.6
    Telephone                                   2.5
    Banks (Regional)                            2.4
    Insurance (Multi-Line)                      2.3
    Real Estate Investment Trust                2.3
    Biotechnology                               2.1
    Household Products (Non-Durable)            2.0
    Oil & Gas (Drilling & Equipment)            1.9
    Oil & Gas (Exploration/Products)            1.9
    Health Care (Managed Care)                  1.8
    Investment Banking/Brokerage                1.8
    Services (Commercial & Consumer)            1.8
    Broadcasting (TV, Radio & Cable)            1.6
    Aerospace/Defense                           1.5
    Beverages (Non-Alcoholic)                   1.4
    Communications Equipment                    1.3
    Chemicals (Diversified)                     1.2
    Entertainment                               1.2
    Retail (General Merchandising Chain)        1.2
    Tobacco                                     1.2
    Consumer Finance                            1.1
    Foods Products                              1.0
    Retail (Building Supplies)                  1.0
    Computers (Networking)                      0.9
    Insurance (Life/Health)                     0.9
    Restaurants                                 0.9
    Retail (Specialty)                          0.9
    Savings & Loan Companies                    0.9
    Insurance (Property/Casualty)               0.8
    Machinery (Diversified)                     0.8
    Natural Gas (Distribution/Pipe Line)        0.8
    Trucking                                    0.8
    Distributors (Food & Health)                0.7
    Reinsurance                                 0.7
    Retail Stores (Drug Store)                  0.7
    Services (Data Processing)                  0.7
    Cellular/Wireless Telecommunications        0.6
    Computers (Peripherals)                     0.6
    Electronics (Instrument)                    0.6
    Homebuilding                                0.6
    Railroads                                   0.6
    Electrical Equipment                        0.5
    Health Care (Diversified)                   0.5

    ----------------------------------------------------------
                                            PERCENT OF
    INDUSTRY                                NET ASSETS
    ----------------------------------------------------------
    Investment Management                       0.5%
    Leisure Time (Products)                     0.5
    Retail (Department Stores)                  0.5
    Retail (Specialty Apparel)                  0.5
    Equipment (Semiconductors)                  0.4
    Gaming & Lottery                            0.4
    Lodging (Hotels)                            0.4
    Metals Mining                               0.4
    Oil & Gas (Refining & Marketing)            0.4
    Paper & Related Products                    0.4
    Retail (Discounters)                        0.4
    Automobiles & Parts                         0.3
    Beverages (Alcoholic)                       0.3
    Building Materials                          0.3
    Chemicals (Specialty)                       0.3
    Electronics (Component Distribution)        0.3
    Health Care (Special Services)              0.3
    Household Furnishings & Appliances          0.3
    Insurance (Financial Guarantee)             0.3
    Office Equipment & Supplies                 0.3
    Retail                                      0.3
    Services (Advertising/Marketing)            0.3
    Services (Computer Systems)                 0.3
    Airlines                                    0.2
    Auto Parts & Equipment                      0.2
    Coal                                        0.2
    Footwear                                    0.2
    Gold/Precious Metals Mining                 0.2
    Health Care (Hospital Management)           0.2
    Insurance Brokers                           0.2
    Metal Fabricators                           0.2
    Publishing                                  0.2
    Publishing (Newspapers)                     0.2
    Retail (Computers & Electronics)            0.2
    Services (Employment)                       0.2
    Steel                                       0.2
    Textiles (Apparel)                          0.2
    Containers (Metals & Glass)                 0.1
    Containers/Packaging (Paper & Plastic)      0.1
    Engineering & Construction                  0.1
    Hand/Machine Tools                          0.1
    Manufacturing (Specialized)                 0.1
    Paper & Forest Products                     0.1
    Personal & Household Goods                  0.1
    Power Producers (Independent)               0.1
    Trucks & Parts                              0.1
    Waste Management                            0.1
    Agriculture                                 0.0**
    Short Term Investments                      0.3
    Other Assets & Liabilities                  0.1
    ----------------------------------------------------------
    TOTAL                                     100.0%
    ----------------------------------------------------------

    * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
   ** Amount shown represents less than 0.005% of net assets.

                   [streetTRACKS (R) semi-annual report LOGO]
            streetTRACKS DJ Wilshire Large Cap ETF--PERFORMANCE SUMMARY

   The following Performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the closing price (last trade) on the exchange on which shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

   An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

   PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. FOR THE MOST RECENT MONTH END PERFORMANCE INFORMATION VISIT WWW.STREETTRACKS.COM. INVESTMENT IN THE FUND POSES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES.

   PERFORMANCE AS OF DECEMBER 31, 2005

    ------------------------------------------------------------------------------------------------------------------
                                                                   CUMULATIVE TOTAL RETURN
                                        ------------------------------------------------------------------------------
                                         NET ASSET      MARKET     DOW JONES WILSHIRE     DOW JONES LARGE CAP INDEX
                                           VALUE        VALUE       LARGE CAP INDEX    (BROAD-BASED COMPARATIVE INDEX)
    ------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION OF TRADING (1)       1.92%        2.08%           1.93%                      1.51%
    ------------------------------------------------------------------------------------------------------------------

   (1) For the period November 15, 2005 (commencement of trading on the AMEX) to December 31, 2005.

       COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
      DJ WILSHIRE LARGE CAP ETF (Based on Net Asset Value)

[LINE GRAPH]

                                                                               DOW JONES LARGE CAP
                                                  DJ WILSHIRE LARGE CAP        INDEX (BROAD-BASED       DOW JONES WILSHIRE LARGE
                                                         ETF(A)               COMPARATIVE INDEX)(C)           CAP INDEX(B)
                                                  ---------------------       ---------------------     ------------------------
11/08/05                                                  10000                       10000                       10000
12/31/05                                                  10278                       10237                       10280

                   [streetTRACKS (R) semi-annual report LOGO] streetTRACKS DJ Wilshire Large Cap ETF--PORTFOLIO SUMMARY

   TOP FIVE HOLDINGS AS OF DECEMBER 31, 2005

    -----------------------------------------------------------------------------------------------------------------
       DESCRIPTION        GENERAL          EXXON MOBIL     CITIGROUP, INC.     MICROSOFT     PROCTER &
                          ELECTRIC CO.     CORP.                               CORP.         GAMBLE CO.
    -----------------------------------------------------------------------------------------------------------------
       MARKET VALUE       $427,926         411,670         290,549             284,015       224,980
    -----------------------------------------------------------------------------------------------------------------
       % OF NET ASSETS    2.98%            2.87            2.02                1.98          1.57
    -----------------------------------------------------------------------------------------------------------------

   INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2005*

    ----------------------------------------------------------
                                            PERCENT OF
    INDUSTRY                                NET ASSETS
    ----------------------------------------------------------
    Oil (Integrated)                            5.3%
    Computer Software/Services                  5.1
    Financial (Diversified)                     4.8
    Manufacturing (Diversified)                 4.8
    Banks (Major Regional)                      4.4
    Health Care (Drugs/Pharmaceuticals)         4.2
    Health Care (Medical
      Products/Supplies)                        3.2
    Electric Utilities                          3.0
    Computers (Hardware)                        2.9
    Telephone                                   2.8
    Electronics (Semiconductors)                2.7
    Insurance (Multi-Line)                      2.5
    Household Products (Non-Durable)            2.3
    Investment Banking/Brokerage                2.0
    Biotechnology                               1.9
    Oil & Gas (Drilling & Equipment)            1.9
    Health Care (Managed Care)                  1.8
    Aerospace/Defense                           1.7
    Oil & Gas (Exploration/Products)            1.7
    Beverages (Non-Alcoholic)                   1.6
    Broadcasting (TV, Radio & Cable)            1.6
    Entertainment                               1.4
    Real Estate Investment Trust                1.4
    Retail (General Merchandising Chain)        1.4
    Tobacco                                     1.4
    Chemicals (Diversified)                     1.3
    Banks (Regional)                            1.2
    Services (Commercial & Consumer)            1.2
    Communications Equipment                    1.1
    Consumer Finance                            1.1
    Foods Products                              1.1
    Retail (Building Supplies)                  1.1
    Computers (Networking)                      1.0
    Insurance (Life/Health)                     1.0
    Insurance (Property/Casualty)               0.8
    Machinery (Diversified)                     0.8
    Restaurants                                 0.8
    Cellular/Wireless Telecommunications        0.7
    Reinsurance                                 0.7
    Retail (Specialty)                          0.7
    Retail Stores (Drug Store)                  0.7
    Savings & Loan Companies                    0.7
    Trucking                                    0.7
    Distributors (Food & Health)                0.6
    Natural Gas (Distribution/Pipe Line)        0.6
    Railroads                                   0.6
    Services (Data Processing)                  0.6
    Computers (Peripherals)                     0.5
    Health Care (Diversified)                   0.5
    Investment Management                       0.5
    Retail (Specialty Apparel)                  0.5
    Beverages (Alcoholic)                       0.4

    ----------------------------------------------------------
                                            PERCENT OF
    INDUSTRY                                NET ASSETS
    ----------------------------------------------------------
    Electrical Equipment                        0.4%
    Equipment (Semiconductors)                  0.4
    Gaming & Lottery                            0.4
    Homebuilding                                0.4
    Leisure Time (Products)                     0.4
    Metals Mining                               0.4
    Retail (Department Stores)                  0.4
    Automobiles & Parts                         0.3
    Building Materials                          0.3
    Chemicals (Specialty)                       0.3
    Electronics (Instrument)                    0.3
    Health Care (Hospital Management)           0.3
    Insurance (Financial Guarantee)             0.3
    Insurance Brokers                           0.3
    Lodging (Hotels)                            0.3
    Paper & Related Products                    0.3
    Publishing (Newspapers)                     0.3
    Retail                                      0.3
    Retail (Discounters)                        0.3
    Coal                                        0.2
    Gold/Precious Metals Mining                 0.2
    Health Care (Special Services)              0.2
    Household Furnishings & Appliances          0.2
    Office Equipment & Supplies                 0.2
    Personal & Household Goods                  0.2
    Publishing                                  0.2
    Retail (Computers & Electronics)            0.2
    Services (Advertising/Marketing)            0.2
    Services (Computer Systems)                 0.2
    Textiles (Apparel)                          0.2
    Waste Management                            0.2
    Airlines                                    0.1
    Auto Parts & Equipment                      0.1
    Containers (Metals & Glass)                 0.1
    Containers/Packaging (Paper & Plastic)      0.1
    Electronics (Component Distribution)        0.1
    Engineering & Construction                  0.1
    Footwear                                    0.1
    Hand/Machine Tools                          0.1
    Manufacturing (Specialized)                 0.1
    Metal Fabricators                           0.1
    Paper & Forest Products                     0.1
    Power Producers (Independent)               0.1
    Services (Employment)                       0.1
    Steel                                       0.1
    Transportation                              0.1
    Trucks & Parts                              0.1
    Oil & Gas (Refining & Marketing)            0.0**
    Short Term Investments                      0.2
    Other Assets & Liabilities                  0.1
    ----------------------------------------------------------
    TOTAL                                     100.0%
    ----------------------------------------------------------

   * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
   ** Amount shown represents less than 0.005% of net assets.

                   [streetTRACKS (R) semi-annual report LOGO] streetTRACKS DJ Wilshire Large Cap Growth ETF--PERFORMANCE SUMMARY
      (formerly, streetTRACKS Dow Jones U.S. Large Cap Growth Index Fund)

   The following Performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the closing price (last trade) on the exchange on which shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

   An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

   PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. FOR THE MOST RECENT MONTH END PERFORMANCE INFORMATION VISIT WWW.STREETTRACKS.COM. INVESTMENT IN THE FUND POSES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES.

   PERFORMANCE AS OF DECEMBER 31, 2005

    ---------------------------------------------------------------------------------------------------------------------
                                                                   CUMULATIVE TOTAL RETURN
                                    -------------------------------------------------------------------------------------
                                                                                                      DOW JONES
                                                             DOW JONES         DOW JONES           LARGE CAP INDEX
                                    NET ASSET  MARKET   WILSHIRE LARGE CAP   U.S. LARGE CAP          (BROAD-BASED
                                      VALUE     VALUE    GROWTH INDEX (2)   GROWTH INDEX (3)      COMPARATIVE INDEX)
    ------------------------------------------------------------------------------------------------------------------
       SIX MONTHS ENDED 12/31/05       7.22%     7.08%          7.34%             6.59%                  5.54%
    ------------------------------------------------------------------------------------------------------------------
       ONE YEAR ENDED 12/31/05         3.10%     2.79%          3.28%             2.56%                  4.62%
    ------------------------------------------------------------------------------------------------------------------
       THREE YEARS ENDED 12/31/05     39.73%    38.86%         40.69%            39.71%                 45.37%
    ------------------------------------------------------------------------------------------------------------------
       FIVE YEARS ENDED 12/31/05     -29.00%   -30.14%        -28.25%           -28.75%                 -6.33%
    ------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION OF TRADING    -46.42%   -47.22%        -45.85%           -46.23%                -16.54%
       (1)
    ------------------------------------------------------------------------------------------------------------------

    ---------------------------------------------------------------------------------------------------------------------
                                                                 AVERAGE ANNUAL TOTAL RETURN
                                    -------------------------------------------------------------------------------------
                                                                                                      DOW JONES
                                                             DOW JONES         DOW JONES           LARGE CAP INDEX
                                    NET ASSET  MARKET   WILSHIRE LARGE CAP   U.S. LARGE CAP          (BROAD-BASED
                                      VALUE     VALUE    GROWTH INDEX (2)   GROWTH INDEX (3)      COMPARATIVE INDEX)
    ------------------------------------------------------------------------------------------------------------------
       ONE YEAR ENDED 12/31/05         3.10%     2.79%          3.28%             2.56%                  4.62%
    ------------------------------------------------------------------------------------------------------------------
       THREE YEARS ENDED 12/31/05     11.80%    11.57%         12.05%            11.79%                 13.28%
    ------------------------------------------------------------------------------------------------------------------
       FIVE YEARS ENDED 12/31/05      -6.62%    -6.92%         -6.42%            -6.55%                 -1.30%
    ------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION OF TRADING    -11.20%   -11.45%        -11.03%           -11.15%                 -3.38%
       (1)
    ------------------------------------------------------------------------------------------------------------------

   (1) For the period September 29, 2000 (commencement of trading on the AMEX) to December 31, 2005.

   (2) Effective October 31, 2005, the Fund changed its benchmark to the Dow Jones Wilshire Large Cap Growth Index.

   (3) The Dow Jones U.S. Large Cap Growth Index ceased real-time publication on or about October 31, 2005.

                   [streetTRACKS (R) semi-annual report LOGO] streetTRACKS DJ Wilshire Large Cap Growth ETF--PERFORMANCE SUMMARY
                                  (continued)

       COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
      DJ WILSHIRE LARGE CAP GROWTH ETF (Based on Net Asset Value)

[LINE GRAPH]

                                                                               DOW JONES LARGE CAP
                                                  DJ WILSHIRE LARGE CAP        INDEX (BROAD-BASED       DOW JONES WILSHIRE LARGE
                                                      GROWTH ETF(A)           COMPARATIVE INDEX)(C)        CAP GROWTH INDEX(B)
                                                  ---------------------       ---------------------     ------------------------
09/25/00                                                  10000                       10000                       10000
09/30/00                                                   9800                        9969                        9799
12/31/00                                                   7395                        8882                        7395
03/31/01                                                   5703                        7629                        5706
06/30/01                                                   6252                        8039                        6260
09/30/01                                                   4696                        6847                        4704
12/31/01                                                   5498                        7508                        5512
03/31/02                                                   5244                        7447                        5259
06/30/02                                                   4233                        6353                        4246
09/30/02                                                   3506                        5290                        3518
12/31/02                                                   3757                        5723                        3771
03/31/03                                                   3780                        5542                        3796
06/30/03                                                   4249                        6376                        4270
09/30/03                                                   4378                        6499                        4402
12/31/03                                                   4854                        7263                        4885
03/31/04                                                   4872                        7341                        4905
06/30/04                                                   4959                        7466                        4996
09/30/04                                                   4696                        7309                        4734
12/31/04                                                   5093                        7953                        5139
03/31/05                                                   4839                        7780                        4884
06/30/05                                                   4896                        7884                        4944
09/30/05                                                   5067                        8146                        5118
12/31/05                                                   5250                        8320                        5306

                   [streetTRACKS (R) semi-annual report LOGO] streetTRACKS DJ Wilshire Large Cap Growth ETF--PORTFOLIO SUMMARY

   TOP FIVE HOLDINGS AS OF DECEMBER 31, 2005

    -------------------------------------------------------------------------------------------------------------------
       DESCRIPTION        MICROSOFT     PROCTER &      JOHNSON &     INTERNATIONAL BUSINESS     WAL-MART
                          CORP.         GAMBLE CO.     JOHNSON       MACHINES CORP.             STORES, INC.
    -------------------------------------------------------------------------------------------------------------------
       MARKET VALUE       $5,991,514    4,777,473      4,321,070     3,174,235                  2,926,872
    -------------------------------------------------------------------------------------------------------------------
       % OF NET ASSETS    4.18%         3.33           3.01          2.21                       2.04
    -------------------------------------------------------------------------------------------------------------------

   INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2005*

    ----------------------------------------------------------
                                            PERCENT OF
    INDUSTRY                                NET ASSETS
    ----------------------------------------------------------
    Computer Software/Services                  9.4%
    Health Care (Medical
      Products/Supplies)                        6.7
    Computers (Hardware)                        4.3
    Household Products (Non-Durable)            4.2
    Oil & Gas (Drilling & Equipment)            4.1
    Biotechnology                               4.0
    Health Care (Managed Care)                  3.8
    Broadcasting (TV, Radio & Cable)            3.2
    Oil & Gas (Exploration/Products)            3.2
    Retail (General Merchandising Chain)        3.0
    Electronics (Semiconductors)                2.7
    Aerospace/Defense                           2.2
    Retail (Building Supplies)                  2.2
    Computers (Networking)                      2.1
    Communications Equipment                    1.9
    Consumer Finance                            1.9
    Services (Commercial & Consumer)            1.8
    Beverages (Non-Alcoholic)                   1.7
    Health Care (Drugs/Pharmaceuticals)         1.7
    Manufacturing (Diversified)                 1.6
    Trucking                                    1.6
    Reinsurance                                 1.5
    Retail Stores (Drug Store)                  1.5
    Retail (Specialty)                          1.4
    Distributors (Food & Health)                1.3
    Entertainment                               1.3
    Services (Data Processing)                  1.3
    Insurance (Life/Health)                     1.2
    Computers (Peripherals)                     1.0
    Banks (Major Regional)                      0.9
    Financial (Diversified)                     0.9
    Homebuilding                                0.9
    Equipment (Semiconductors)                  0.8
    Restaurants                                 0.8
    Retail (Specialty Apparel)                  0.8
    Gaming & Lottery                            0.7
    Insurance (Property/Casualty)               0.7
    Investment Management                       0.7
    Lodging (Hotels)                            0.7
    Oil & Gas (Refining & Marketing)            0.7
    Beverages (Alcoholic)                       0.6
    Chemicals (Diversified)                     0.6
    Health Care (Hospital Management)           0.6
    Retail (Discounters)                        0.6
    Savings & Loan Companies                    0.6
    Cellular/Wireless Telecommunications        0.5

    ----------------------------------------------------------
                                            PERCENT OF
    INDUSTRY                                NET ASSETS
    ----------------------------------------------------------
    Electronics (Instrument)                    0.4%
    Foods Products                              0.4
    Gold/Precious Metals Mining                 0.4
    Health Care (Diversified)                   0.4
    Health Care (Special Services)              0.4
    Machinery (Diversified)                     0.4
    Publishing                                  0.4
    Retail (Department Stores)                  0.4
    Services (Advertising/Marketing)            0.4
    Chemicals (Specialty)                       0.3
    Coal                                        0.3
    Natural Gas (Distribution/Pipe Line)        0.3
    Personal & Household Goods                  0.3
    Railroads                                   0.3
    Real Estate Investment Trust                0.3
    Retail (Computers & Electronics)            0.3
    Services (Employment)                       0.3
    Textiles (Apparel)                          0.3
    Waste Management                            0.3
    Airlines                                    0.2
    Automobiles & Parts                         0.2
    Electric Utilities                          0.2
    Electronics (Component Distribution)        0.2
    Engineering & Construction                  0.2
    Footwear                                    0.2
    Household Furnishings & Appliances          0.2
    Investment Banking/Brokerage                0.2
    Metals Mining                               0.2
    Retail                                      0.2
    Auto Parts & Equipment                      0.1
    Banks (Regional)                            0.1
    Building Materials                          0.1
    Containers (Metals & Glass)                 0.1
    Containers/Packaging (Paper & Plastic)      0.1
    Hand/Machine Tools                          0.1
    Insurance Brokers                           0.1
    Leisure Time (Products)                     0.1
    Manufacturing (Specialized)                 0.1
    Metal Fabricators                           0.1
    Publishing (Newspapers)                     0.1
    Services (Computer Systems)                 0.1
    Telephone                                   0.1
    Short Term Investments                      0.0**
    Other Assets & Liabilities                  0.2
    ----------------------------------------------------------
    TOTAL                                     100.0%
    ----------------------------------------------------------

   * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
   ** Amount shown represents less than 0.005% of net assets.

                   [streetTRACKS (R) semi-annual report LOGO] streetTRACKS DJ Wilshire Large Cap Value ETF--PERFORMANCE SUMMARY
       (formerly, streetTRACKS Dow Jones U.S. Large Cap Value Index Fund)

   The following Performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the closing price (last trade) on the exchange on which shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

   An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

   PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. FOR THE MOST RECENT MONTH END PERFORMANCE INFORMATION VISIT WWW.STREETTRACKS.COM. INVESTMENT IN THE FUND POSES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES.

   PERFORMANCE AS OF DECEMBER 31, 2005

    ---------------------------------------------------------------------------------------------------------------------
                                                                     CUMULATIVE TOTAL RETURN
                                        ---------------------------------------------------------------------------------
                                                                                                        DOW JONES
                                                                DOW JONES         DOW JONES          LARGE CAP INDEX
                                        NET ASSET  MARKET   WILSHIRE LARGE CAP  U.S. LARGE CAP        (BROAD-BASED
                                          VALUE     VALUE    VALUE INDEX (2)   VALUE INDEX (3)     COMPARATIVE INDEX)
    ------------------------------------------------------------------------------------------------------------------
       SIX MONTHS ENDED 12/31/05           5.05%     4.96%         5.13%             4.64%                 5.54%
    ------------------------------------------------------------------------------------------------------------------
       ONE YEAR ENDED 12/31/05             5.48%     5.38%         5.61%             5.12%                 4.62%
    ------------------------------------------------------------------------------------------------------------------
       THREE YEARS ENDED 12/31/05         49.76%    49.34%        50.78%            50.08%                45.37%
    ------------------------------------------------------------------------------------------------------------------
       FIVE YEARS ENDED 12/31/05          15.63%    15.64%        16.92%            16.37%                -6.33%
    ------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION OF TRADING (1)     20.34%    20.07%        21.70%            21.13%               -16.54%
    ------------------------------------------------------------------------------------------------------------------

    ---------------------------------------------------------------------------------------------------------------------
                                                                   AVERAGE ANNUAL TOTAL RETURN
                                        ---------------------------------------------------------------------------------
                                                                                                        DOW JONES
                                                                DOW JONES         DOW JONES          LARGE CAP INDEX
                                        NET ASSET  MARKET   WILSHIRE LARGE CAP  U.S. LARGE CAP        (BROAD-BASED
                                          VALUE     VALUE    VALUE INDEX (2)   VALUE INDEX (3)     COMPARATIVE INDEX)
    ------------------------------------------------------------------------------------------------------------------
       ONE YEAR ENDED 12/31/05             5.48%     5.38%         5.61%             5.12%                 4.62%
    ------------------------------------------------------------------------------------------------------------------
       THREE YEARS ENDED 12/31/05         14.41%    14.30%        14.67%            14.49%                13.28%
    ------------------------------------------------------------------------------------------------------------------
       FIVE YEARS ENDED 12/31/05           2.95%     2.95%         3.18%             3.08%                -1.30%
    ------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION OF TRADING (1)      3.59%     3.54%         3.81%             3.71%                -3.38%
    ------------------------------------------------------------------------------------------------------------------

   (1) For the period September 29, 2000 (commencement of trading on the AMEX) to December 31, 2005.

   (2) Effective October 31, 2005, the Fund changed its benchmark index to the Dow Jones Wilshire Large Cap Value Index.

   (3) The Dow Jones U.S. Large Cap Value Index ceased real-time publication on or about October 31, 2005.

                   [streetTRACKS (R) semi-annual report LOGO] streetTRACKS DJ Wilshire Large Cap Value ETF--PERFORMANCE SUMMARY (continued)

       COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
      DJ WILSHIRE LARGE CAP VALUE ETF (Based on Net Asset Value)

[LINE GRAPH]

                                                                               DOW JONES LARGE CAP
                                                  DJ WILSHIRE LARGE CAP        INDEX (BROAD-BASED       DOW JONES WILSHIRE LARGE
                                                      VALUE ETF(A)            COMPARATIVE INDEX)(C)        CAP VALUE INDEX(B)
                                                  ---------------------       ---------------------     ------------------------
9/25/00                                                   10000                       10000                       10000
9/30/00                                                   10175                        9969                       10179
12/31/00                                                  10592                        8882                       10595
3/31/01                                                    9812                        7629                        9819
6/30/01                                                   10128                        8039                       10142
9/30/01                                                    9422                        6847                        9437
12/31/01                                                   9925                        7508                        9947
3/31/02                                                   10079                        7447                       10110
6/30/02                                                    8881                        6353                        8909
9/30/02                                                    7418                        5290                        7445
12/31/02                                                   8175                        5723                        8214
3/31/03                                                    7726                        5542                        7765
6/30/03                                                    9136                        6376                        9192
9/30/03                                                    9152                        6499                        9212
12/31/03                                                  10262                        7263                       10341
3/31/04                                                   10428                        7341                       10513
6/30/04                                                   10555                        7466                       10648
9/30/04                                                   10690                        7309                       10787
12/31/04                                                  11609                        7953                       11725
3/31/05                                                   11518                        7779                       11635
6/30/05                                                   11657                        7884                       11780
9/30/05                                                   12032                        8145                       12163
12/31/05                                                  12245                        8320                       12387

                   [streetTRACKS (R) semi-annual report LOGO] streetTRACKS DJ Wilshire Large Cap Value ETF--PORTFOLIO SUMMARY

   TOP FIVE HOLDINGS AS OF DECEMBER 31, 2005

    --------------------------------------------------------------------------------------------------------------------
       DESCRIPTION        GENERAL          EXXON MOBIL     CITIGROUP, INC.     BANK OF           PFIZER, INC.
                          ELECTRIC CO.     CORP.                               AMERICA CORP.
    --------------------------------------------------------------------------------------------------------------------
       MARKET VALUE       $5,556,897       5,345,587       3,771,994           3,220,532         2,589,406
    --------------------------------------------------------------------------------------------------------------------
       % OF NET ASSETS    5.66%            5.44            3.84                3.28              2.64
    --------------------------------------------------------------------------------------------------------------------

   INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2005*

    ----------------------------------------------------------
                                            PERCENT OF
    INDUSTRY                                NET ASSETS
    ----------------------------------------------------------
    Oil (Integrated)                            9.5%
    Financial (Diversified)                     8.3
    Manufacturing (Diversified)                 7.8
    Banks (Major Regional)                      7.5
    Health Care (Drugs/Pharmaceuticals)         6.4
    Electric Utilities                          5.5
    Telephone                                   5.2
    Insurance (Multi-Line)                      4.8
    Investment Banking/Brokerage                3.5
    Electronics (Semiconductors)                2.8
    Banks (Regional)                            2.6
    Tobacco                                     2.6
    Real Estate Investment Trust                2.5
    Chemicals (Diversified)                     1.8
    Foods Products                              1.7
    Computers (Hardware)                        1.6
    Beverages (Non-Alcoholic)                   1.4
    Entertainment                               1.4
    Computer Software/Services                  1.3
    Aerospace/Defense                           1.2
    Machinery (Diversified)                     1.1
    Insurance (Property/Casualty)               0.9
    Railroads                                   0.9
    Cellular/Wireless Telecommunications        0.8
    Electrical Equipment                        0.8
    Insurance (Life/Health)                     0.8
    Leisure Time (Products)                     0.8
    Natural Gas (Distribution/Pipe Line)        0.8
    Savings & Loan Companies                    0.8
    Health Care (Diversified)                   0.7
    Restaurants                                 0.7
    Metals Mining                               0.6
    Household Products (Non-Durable)            0.5
    Insurance (Financial Guarantee)             0.5
    Paper & Related Products                    0.5
    Publishing (Newspapers)                     0.5
    Retail                                      0.5
    Retail (Department Stores)                  0.5
    Services (Commercial & Consumer)            0.5
    Building Materials                          0.4
    Communications Equipment                    0.4
    Electronics (Instrument)                    0.4
    Insurance Brokers                           0.4

    ----------------------------------------------------------
                                            PERCENT OF
    INDUSTRY                                NET ASSETS
    ----------------------------------------------------------
    Office Equipment & Supplies                 0.4%
    Automobiles & Parts                         0.3
    Chemicals (Specialty)                       0.3
    Investment Management                       0.3
    Oil & Gas (Exploration/Products)            0.3
    Services (Computer Systems)                 0.3
    Trucks & Parts                              0.3
    Containers/Packaging (Paper & Plastic)      0.2
    Electronics (Component Distribution)        0.2
    Household Furnishings & Appliances          0.2
    Paper & Forest Products                     0.2
    Retail (Specialty)                          0.2
    Steel                                       0.2
    Textiles (Apparel)                          0.2
    Auto Parts & Equipment                      0.1
    Beverages (Alcoholic)                       0.1
    Biotechnology                               0.1
    Broadcasting (TV, Radio & Cable)            0.1
    Coal                                        0.1
    Computers (Peripherals)                     0.1
    Distributors (Food & Health)                0.1
    Hand/Machine Tools                          0.1
    Health Care (Hospital Management)           0.1
    Manufacturing (Specialized)                 0.1
    Oil & Gas (Refining & Marketing)            0.1
    Personal & Household Goods                  0.1
    Power Producers (Independent)               0.1
    Reinsurance                                 0.1
    Retail (Building Supplies)                  0.1
    Retail (Computers & Electronics)            0.1
    Retail (Specialty Apparel)                  0.1
    Services (Advertising/Marketing)            0.1
    Waste Management                            0.1
    Containers (Metals & Glass)                 0.0**
    Equipment (Semiconductors)                  0.0**
    Health Care (Medical
      Products/Supplies)                        0.0**
    Publishing                                  0.0**
    Trucking                                    0.0**
    Short Term Investments                      0.3
    Other Assets & Liabilities                  0.0**
    ----------------------------------------------------------
    TOTAL                                     100.0%
    ----------------------------------------------------------

   * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
   ** Amount shown represents less than 0.005% of net assets.

                   [streetTRACKS (R) semi-annual report LOGO]
             streetTRACKS DJ Wilshire Mid Cap ETF--PERFORMANCE SUMMARY

   The following Performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the closing price (last trade) on the exchange on which shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

   An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

   PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. FOR THE MOST RECENT MONTH END PERFORMANCE INFORMATION VISIT WWW.STREETTRACKS.COM. INVESTMENT IN THE FUND POSES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES.

   PERFORMANCE AS OF DECEMBER 31, 2005

    ---------------------------------------------------------------------------------------------------------------
                                                                  CUMULATIVE TOTAL RETURN
                                        ---------------------------------------------------------------------------
                                        NET ASSET  MARKET     DOW JONES WILSHIRE        DOW JONES MID CAP INDEX
                                          VALUE     VALUE        MID CAP INDEX      (BROAD-BASED COMPARATIVE INDEX)
    ---------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION OF TRADING (1)     3.42%     3.21%            3.45%                        3.86%
    ---------------------------------------------------------------------------------------------------------------

   (1) For the period November 15, 2005 (commencement of trading on the AMEX) to December 31, 2005.

       COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
      DJ WILSHIRE MID CAP ETF (Based on Net Asset Value)

[LINE GRAPH]

                                                                                DOW JONES MID CAP
                                                   DJ WILSHIRE MID CAP         INDEX (BROAD-BASED        DOW JONES WILSHIRE MID
                                                         ETF(A)               COMPARATIVE INDEX)(C)           CAP INDEX(B)
                                                   -------------------        ---------------------      ----------------------
11/08/05                                                  10000                       10000                       10000
12/31/05                                                  10437                       10489                       10441

                   [streetTRACKS (R) semi-annual report LOGO]
            streetTRACKS DJ Wilshire Mid Cap ETF--PORTFOLIO SUMMARY

   TOP FIVE HOLDINGS AS OF DECEMBER 31, 2005

    ----------------------------------------------------------------------------------------------------------------
       DESCRIPTION        IVAX CORP.     OMNICARE,     CONSOL           SOUTHWESTERN     HEALTH NET, INC.
                                         INC.          ENERGY, INC.     ENERGY CO.
    ----------------------------------------------------------------------------------------------------------------
       MARKET VALUE       $123,252       122,851       110,154          107,353          107,224
    ----------------------------------------------------------------------------------------------------------------
       % OF NET ASSETS    0.48%          0.48          0.43             0.42             0.42
    ----------------------------------------------------------------------------------------------------------------

   INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2005*

    ----------------------------------------------------------
                                            PERCENT OF
    INDUSTRY                                NET ASSETS
    ----------------------------------------------------------
    Real Estate Investment Trust                7.2%
    Services (Commercial & Consumer)            5.2
    Computer Software/Services                  5.0
    Electric Utilities                          4.5
    Health Care (Medical
      Products/Supplies)                        4.3
    Banks (Regional)                            4.2
    Oil & Gas (Exploration/Products)            2.7
    Chemicals (Specialty)                       2.5
    Natural Gas (Distribution/Pipe Line)        2.5
    Oil & Gas (Drilling & Equipment)            2.1
    Biotechnology                               2.0
    Health Care (Drugs/Pharmaceuticals)         2.0
    Retail (Specialty)                          2.0
    Manufacturing (Diversified)                 1.8
    Electronics (Instrument)                    1.7
    Electronics (Semiconductors)                1.7
    Retail (Specialty Apparel)                  1.7
    Communications Equipment                    1.4
    Health Care (Managed Care)                  1.4
    Services (Data Processing)                  1.4
    Insurance (Property/Casualty)               1.3
    Investment Management                       1.3
    Electronics (Component Distribution)        1.2
    Insurance (Multi-Line)                      1.2
    Containers/Packaging (Paper & Plastic)      1.1
    Services (Advertising/Marketing)            1.1
    Coal                                        1.0
    Homebuilding                                1.0
    Paper & Related Products                    1.0
    Savings & Loan Companies                    1.0
    Auto Parts & Equipment                      0.9
    Foods Products                              0.9
    Gaming & Lottery                            0.9
    Health Care (Special Services)              0.9
    Insurance (Life/Health)                     0.9
    Leisure Time (Products)                     0.9
    Publishing (Newspapers)                     0.9
    Trucking                                    0.9
    Building Materials                          0.8
    Equipment (Semiconductors)                  0.8
    Manufacturing (Specialized)                 0.8
    Reinsurance                                 0.8
    Telephone                                   0.8
    Textiles (Apparel)                          0.8
    Containers (Metals & Glass)                 0.7
    Services (Employment)                       0.7
    Beverages (Alcoholic)                       0.6
    Cellular/Wireless Telecommunications        0.6

    ----------------------------------------------------------
                                            PERCENT OF
    INDUSTRY                                NET ASSETS
    ----------------------------------------------------------
    Financial (Diversified)                     0.6%
    Health Care (Hospital Management)           0.6
    Insurance (Financial Guarantee)             0.6
    Investment Banking/Brokerage                0.6
    Machinery (Diversified)                     0.6
    Restaurants                                 0.6
    Retail (Discounters)                        0.6
    Trucks & Parts                              0.6
    Broadcasting (TV, Radio & Cable)            0.5
    Chemicals (Diversified)                     0.5
    Insurance Brokers                           0.5
    Power Producers (Independent)               0.5
    Publishing                                  0.5
    Retail (Computers & Electronics)            0.5
    Transportation                              0.5
    Consumer Finance                            0.4
    Electrical Equipment                        0.4
    Environmental Control                       0.4
    Gold/Precious Metals Mining                 0.4
    Hand/Machine Tools                          0.4
    Household Products (Non-Durable)            0.4
    Lodging (Hotels)                            0.4
    Oil & Gas (Refining & Marketing)            0.4
    Beverages (Non-Alcoholic)                   0.3
    Computers (Peripherals)                     0.3
    Distributors (Food & Health)                0.3
    Engineering & Construction                  0.3
    Footwear                                    0.3
    Household Furnishings & Appliances          0.3
    Metal Fabricators                           0.3
    Personal & Household Goods                  0.3
    Retail (Department Stores)                  0.3
    Waste Management                            0.3
    Aerospace/Defense                           0.2
    Airlines                                    0.2
    Distribution/Wholesale                      0.2
    Entertainment                               0.2
    Office Furnishings                          0.2
    Oil Field Services                          0.2
    Steel                                       0.2
    Tobacco                                     0.2
    Industrial Goods & Services                 0.1
    Retail Stores (Drug Store)                  0.1
    Short Term Investments                      0.2
    Other Assets & Liabilities                  0.4
    ----------------------------------------------------------
    TOTAL                                     100.0%
    ----------------------------------------------------------

   * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

                   [streetTRACKS (R) semi-annual report LOGO] streetTRACKS DJ Wilshire Mid Cap Growth ETF--PERFORMANCE SUMMARY

   The following Performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the closing price (last trade) on the exchange on which shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

   An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

   PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. FOR THE MOST RECENT MONTH END PERFORMANCE INFORMATION VISIT WWW.STREETTRACKS.COM. INVESTMENT IN THE FUND POSES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES.

   PERFORMANCE AS OF DECEMBER 31, 2005

    ------------------------------------------------------------------------------------------------------------------
                                                                   CUMULATIVE TOTAL RETURN
                                        ------------------------------------------------------------------------------
                                        NET ASSET  MARKET   DOW JONES WILSHIRE MID CAP     DOW JONES MID CAP INDEX
                                          VALUE     VALUE          GROWTH INDEX        (BROAD-BASED COMPARATIVE INDEX)
    ------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION OF TRADING (1)     3.68%     2.98%              3.73%                         3.86%
    ------------------------------------------------------------------------------------------------------------------

   (1) For the period November 15, 2005 (commencement of trading on the AMEX) to December 31, 2005.

       COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
      DJ WILSHIRE MID CAP GROWTH ETF (Based on Net Asset Value)

[LINE GRAPH]

                                                                                DOW JONES MID CAP
                                                   DJ WILSHIRE MID CAP         INDEX (BROAD-BASED        DOW JONES WILSHIRE MID
                                                   GROWTH INDEX ETF(A)        COMPARATIVE INDEX)(C)        CAP GROWTH INDEX(B)
                                                   -------------------        ---------------------      ----------------------
11/08/05                                                  10000                       10000                       10000
12/31/05                                                  10438                       10489                       10444

                   [streetTRACKS (R) semi-annual report LOGO] streetTRACKS DJ Wilshire Mid Cap Growth ETF--PORTFOLIO SUMMARY

   TOP FIVE HOLDINGS AS OF DECEMBER 31, 2005

    ------------------------------------------------------------------------------------------------------------------
       DESCRIPTION        IVAX CORP.     OMNICARE, INC.     SOUTHWESTERN     NII HOLDINGS,     NVIDIA CORP.
                                                            ENERGY CO.       INC.
    ------------------------------------------------------------------------------------------------------------------
       MARKET VALUE       $250,859       248,907            217,868          215,080           214,461
    ------------------------------------------------------------------------------------------------------------------
       % OF NET ASSETS    0.99%          0.98               0.86             0.85              0.85
    ------------------------------------------------------------------------------------------------------------------

   INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2005*

    ----------------------------------------------------------
                                            PERCENT OF
    INDUSTRY                                NET ASSETS
    ----------------------------------------------------------
    Health Care (Medical
      Products/Supplies)                        8.1%
    Services (Commercial & Consumer)            7.0
    Computer Software/Services                  6.3
    Oil & Gas (Exploration/Products)            4.7
    Oil & Gas (Drilling & Equipment)            4.4
    Health Care (Drugs/Pharmaceuticals)         4.3
    Retail (Specialty Apparel)                  3.6
    Retail (Specialty)                          3.6
    Biotechnology                               3.3
    Electronics (Semiconductors)                2.9
    Health Care (Managed Care)                  2.9
    Services (Data Processing)                  2.9
    Gaming & Lottery                            1.9
    Electronics (Instrument)                    1.8
    Health Care (Special Services)              1.8
    Communications Equipment                    1.7
    Insurance (Property/Casualty)               1.7
    Natural Gas (Distribution/Pipe Line)        1.7
    Services (Advertising/Marketing)            1.6
    Cellular/Wireless Telecommunications        1.4
    Services (Employment)                       1.4
    Health Care (Hospital Management)           1.3
    Real Estate Investment Trust                1.3
    Restaurants                                 1.3
    Equipment (Semiconductors)                  1.2
    Retail (Discounters)                        1.2
    Chemicals (Specialty)                       1.1
    Containers (Metals & Glass)                 1.1
    Machinery (Diversified)                     1.0
    Auto Parts & Equipment                      0.9
    Homebuilding                                0.9
    Investment Management                       0.9
    Manufacturing (Diversified)                 0.9
    Electronics (Component Distribution)        0.8
    Household Products (Non-Durable)            0.8
    Leisure Time (Products)                     0.8

    ----------------------------------------------------------
                                            PERCENT OF
    INDUSTRY                                NET ASSETS
    ----------------------------------------------------------
    Manufacturing (Specialized)                 0.8%
    Trucking                                    0.8
    Coal                                        0.7
    Consumer Finance                            0.7
    Footwear                                    0.7
    Publishing                                  0.7
    Computers (Peripherals)                     0.6
    Engineering & Construction                  0.6
    Environmental Control                       0.6
    Textiles (Apparel)                          0.6
    Containers/Packaging (Paper & Plastic)      0.5
    Gold/Precious Metals Mining                 0.5
    Insurance (Multi-Line)                      0.5
    Insurance Brokers                           0.5
    Lodging (Hotels)                            0.5
    Personal & Household Goods                  0.5
    Reinsurance                                 0.5
    Trucks & Parts                              0.5
    Aerospace/Defense                           0.4
    Airlines                                    0.4
    Building Materials                          0.4
    Financial (Diversified)                     0.4
    Banks (Regional)                            0.3
    Entertainment                               0.3
    Industrial Goods & Services                 0.3
    Office Furnishings                          0.3
    Oil & Gas (Refining & Marketing)            0.3
    Beverages (Non-Alcoholic)                   0.2
    Broadcasting (TV, Radio & Cable)            0.2
    Chemicals (Diversified)                     0.2
    Publishing (Newspapers)                     0.2
    Transportation                              0.2
    Short Term Investments                      0.3
    Other Assets & Liabilities                  0.3
    ----------------------------------------------------------
    TOTAL                                     100.0%
    ----------------------------------------------------------

   * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

                   [streetTRACKS (R) semi-annual report LOGO] streetTRACKS DJ Wilshire Mid Cap Value ETF--PERFORMANCE SUMMARY

   The following Performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the closing price (last trade) on the exchange on which shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

   An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

   PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. FOR THE MOST RECENT MONTH END PERFORMANCE INFORMATION VISIT WWW.STREETTRACKS.COM. INVESTMENT IN THE FUND POSES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES.

   PERFORMANCE AS OF DECEMBER 31, 2005

    ---------------------------------------------------------------------------------------------------------------
                                                                  CUMULATIVE TOTAL RETURN
                                        ---------------------------------------------------------------------------
                                        NET ASSET  MARKET     DOW JONES WILSHIRE        DOW JONES MID CAP INDEX
                                          VALUE     VALUE     MID CAP VALUE INDEX   (BROAD-BASED COMPARATIVE INDEX)
    ---------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION OF TRADING (1)     3.19%     2.32%            3.20%                        3.86%
    ---------------------------------------------------------------------------------------------------------------

   (1) For the period November 15, 2005 (commencement of trading on the AMEX) to December 31, 2005.

       COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
       DJ WILSHIRE MID CAP VALUE ETF (Based on Net Asset Value)

[LINE GRAPH]

                                                                                DOW JONES MID CAP
                                                   DJ WILSHIRE MID CAP         INDEX (BROAD-BASED        DOW JONES WILSHIRE MID
                                                        VALUE ETF              COMPARATIVE INDEX)            CAP VALUE INDEX
                                                   -------------------         ------------------        ----------------------
11/08/05                                                  10000                       10000                       10000
12/31/05                                                  10438                       10489                       10439

                   [streetTRACKS (R) semi-annual report LOGO] streetTRACKS DJ Wilshire Mid Cap Value ETF--PORTFOLIO SUMMARY

   TOP FIVE HOLDINGS AS OF DECEMBER 31, 2005

    ------------------------------------------------------------------------------------------------------------------------
       DESCRIPTION        CONSOL           APPLERA CORP.-      ALLEGHENY        TEMPLE- INLAND,     EQUIFAX, INC.
                          ENERGY, INC.     APPLIED             ENERGY, INC.     INC.
                                           BIOSYSTEMS GROUP
    ------------------------------------------------------------------------------------------------------------------------
       MARKET VALUE       $213,204         188,974             180,975          180,925             180,633
    ------------------------------------------------------------------------------------------------------------------------
       % OF NET ASSETS    0.81%            0.72                0.69             0.69                0.69
    ------------------------------------------------------------------------------------------------------------------------

   INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2005*

    ----------------------------------------------------------
                                            PERCENT OF
    INDUSTRY                                NET ASSETS
    ----------------------------------------------------------
    Real Estate Investment Trust               12.7%
    Electric Utilities                          8.7
    Banks (Regional)                            7.8
    Chemicals (Specialty)                       3.9
    Computer Software/Services                  3.7
    Services (Commercial & Consumer)            3.5
    Natural Gas (Distribution/Pipe Line)        3.3
    Manufacturing (Diversified)                 2.7
    Paper & Related Products                    2.0
    Savings & Loan Companies                    2.0
    Insurance (Multi-Line)                      1.9
    Foods Products                              1.8
    Insurance (Life/Health)                     1.7
    Containers/Packaging (Paper & Plastic)      1.6
    Electronics (Component Distribution)        1.6
    Electronics (Instrument)                    1.6
    Investment Management                       1.6
    Telephone                                   1.6
    Publishing (Newspapers)                     1.5
    Building Materials                          1.3
    Coal                                        1.2
    Insurance (Financial Guarantee)             1.2
    Beverages (Alcoholic)                       1.1
    Communications Equipment                    1.1
    Investment Banking/Brokerage                1.1
    Reinsurance                                 1.1
    Trucking                                    1.1
    Homebuilding                                1.0
    Leisure Time (Products)                     1.0
    Auto Parts & Equipment                      0.9
    Insurance (Property/Casualty)               0.9
    Power Producers (Independent)               0.9
    Retail (Computers & Electronics)            0.9
    Textiles (Apparel)                          0.9
    Broadcasting (TV, Radio & Cable)            0.8
    Chemicals (Diversified)                     0.8
    Financial (Diversified)                     0.8

    ----------------------------------------------------------
                                            PERCENT OF
    INDUSTRY                                NET ASSETS
    ----------------------------------------------------------
    Hand/Machine Tools                          0.8%
    Health Care (Medical
      Products/Supplies)                        0.8
    Manufacturing (Specialized)                 0.8
    Transportation                              0.8
    Biotechnology                               0.7
    Electrical Equipment                        0.7
    Electronics (Semiconductors)                0.7
    Oil & Gas (Exploration/Products)            0.7
    Trucks & Parts                              0.7
    Distributors (Food & Health)                0.6
    Household Furnishings & Appliances          0.6
    Insurance Brokers                           0.6
    Metal Fabricators                           0.6
    Oil & Gas (Refining & Marketing)            0.6
    Waste Management                            0.6
    Beverages (Non-Alcoholic)                   0.5
    Retail (Department Stores)                  0.5
    Retail (Specialty)                          0.5
    Services (Advertising/Marketing)            0.5
    Tobacco                                     0.5
    Containers (Metals & Glass)                 0.4
    Equipment (Semiconductors)                  0.4
    Steel                                       0.4
    Distribution/Wholesale                      0.3
    Gold/Precious Metals Mining                 0.3
    Machinery (Diversified)                     0.3
    Oil Field Services                          0.3
    Publishing                                  0.3
    Consumer Finance                            0.2
    Environmental Control                       0.2
    Lodging (Hotels)                            0.2
    Retail Stores (Drug Store)                  0.2
    Entertainment                               0.1
    Short Term Investments                      0.2
    Other Assets & Liabilities                  0.1
    ----------------------------------------------------------
    TOTAL                                     100.0%
    ----------------------------------------------------------

   * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

                   [streetTRACKS (R) semi-annual report LOGO]
            streetTRACKS DJ Wilshire Small Cap ETF--PERFORMANCE SUMMARY

   The following Performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the closing price (last trade) on the exchange on which shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

   An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

   PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. FOR THE MOST RECENT MONTH END PERFORMANCE INFORMATION VISIT WWW.STREETTRACKS.COM. INVESTMENT IN THE FUND POSES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES.

   PERFORMANCE AS OF DECEMBER 31, 2005

    ----------------------------------------------------------------------------------------------------------------
                                                                  CUMULATIVE TOTAL RETURN
                                        ----------------------------------------------------------------------------
                                        NET ASSET  MARKET   DOW JONES WILSHIRE SMALL    DOW JONES SMALL CAP INDEX
                                          VALUE     VALUE          CAP INDEX         (BROAD-BASED COMPARATIVE INDEX)
    ----------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION OF TRADING (1)     3.21%     1.92%            3.28%                        3.45%
    ----------------------------------------------------------------------------------------------------------------

   (1) For the period November 15, 2005 (commencement of trading on the AMEX) to December 31, 2005.

       COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
      DJ WILSHIRE SMALL CAP ETF (Based on Net Asset Value)

[LINE GRAPH]

                                                                               DOW JONES SMALL CAP
                                                  DJ WILSHIRE SMALL CAP        INDEX (BROAD-BASED       DOW JONES WILSHIRE SMALL
                                                         ETF(A)               COMPARATIVE INDEX)(C)           CAP INDEX(B)
                                                  ---------------------       ---------------------     ------------------------
11/08/05                                                  10000                       10000                       10000
12/31/05                                                  10359                       10396                       10366

                   [streetTRACKS (R) semi-annual report LOGO] streetTRACKS DJ Wilshire Small Cap ETF--PORTFOLIO SUMMARY

   TOP FIVE HOLDINGS AS OF DECEMBER 31, 2005

    ------------------------------------------------------------------------------------------------------------------------------
       DESCRIPTION        RED HAT, INC.     AMYLIN                    INTUITIVE         WESTERN           AXIS CAPITAL
                                            PHARMACEUTICALS, INC.     SURGICAL, INC.    DIGITAL CORP.     HOLDINGS, LTD.
    ------------------------------------------------------------------------------------------------------------------------------
       MARKET VALUE       $65,594           57,724                    56,993            55,160            54,803
    ------------------------------------------------------------------------------------------------------------------------------
       % OF NET ASSETS    0.27%             0.24                      0.23              0.23              0.22
    ------------------------------------------------------------------------------------------------------------------------------

   INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2005*

    ----------------------------------------------------------
                                            PERCENT OF
    INDUSTRY                                NET ASSETS
    ----------------------------------------------------------
    Real Estate Investment Trust                7.9%
    Banks (Regional)                            6.3
    Computer Software/Services                  5.6
    Services (Commercial & Consumer)            5.1
    Health Care (Medical
      Products/Supplies)                        3.9
    Oil & Gas (Exploration/Products)            3.0
    Electronics (Semiconductors)                2.7
    Natural Gas (Distribution/Pipe Line)        2.4
    Biotechnology                               2.2
    Health Care (Special Services)              2.2
    Retail (Specialty)                          2.2
    Manufacturing (Diversified)                 2.0
    Communications Equipment                    1.9
    Electric Utilities                          1.9
    Oil & Gas (Drilling & Equipment)            1.7
    Machinery (Diversified)                     1.6
    Chemicals (Specialty)                       1.5
    Insurance (Property/Casualty)               1.5
    Restaurants                                 1.5
    Reinsurance                                 1.3
    Electronics (Instrument)                    1.2
    Financial (Diversified)                     1.2
    Health Care (Drugs/Pharmaceuticals)         1.2
    Retail (Specialty Apparel)                  1.2
    Savings & Loan Companies                    1.1
    Services (Data Processing)                  1.1
    Building Materials                          1.0
    Homebuilding                                1.0
    Steel                                       1.0
    Electronics (Component Distribution)        0.9
    Foods Products                              0.9
    Trucking                                    0.9
    Aerospace/Defense                           0.8
    Auto Parts & Equipment                      0.8
    Broadcasting (TV, Radio & Cable)            0.8
    Cellular/Wireless Telecommunications        0.8
    Electrical Equipment                        0.8
    Equipment (Semiconductors)                  0.8
    Insurance (Life/Health)                     0.8
    Airlines                                    0.7
    Distribution/Wholesale                      0.7
    Environmental Control                       0.7
    Investment Management                       0.7
    Leisure Time (Products)                     0.7
    Computers (Hardware)                        0.6
    Footwear                                    0.6
    Investment Banking/Brokerage                0.6
    Metal Fabricators                           0.6
    Paper & Forest Products                     0.6
    Services (Employment)                       0.6
    Textiles (Apparel)                          0.6
    Transportation                              0.6
    Chemicals (Diversified)                     0.5
    Computers (Peripherals)                     0.5
    Engineering & Construction                  0.5

    ----------------------------------------------------------
                                            PERCENT OF
    INDUSTRY                                NET ASSETS
    ----------------------------------------------------------
    Household Products (Non-Durable)            0.5%
    Insurance (Multi-Line)                      0.5
    Lodging (Hotels)                            0.5
    Manufacturing (Specialized)                 0.5
    Oil & Gas (Refining & Marketing)            0.5
    Retail (Department Stores)                  0.5
    Services (Advertising/Marketing)            0.5
    Shipping                                    0.5
    Beverages (Non-Alcoholic)                   0.4
    Coal                                        0.4
    Entertainment                               0.4
    Gaming & Lottery                            0.4
    Gold/Precious Metals Mining                 0.4
    Metals Mining                               0.4
    Retail (Discounters)                        0.4
    Telephone                                   0.4
    Energy- Alternate Sources                   0.3
    Gas & Pipeline Utilities                    0.3
    Household Furnishings & Appliances          0.3
    Office Furnishings                          0.3
    Publishing                                  0.3
    Publishing (Newspapers)                     0.3
    Services (Computer Systems)                 0.3
    Tobacco                                     0.3
    Trucks & Parts                              0.3
    Computers (Networking)                      0.2
    Consumer Finance                            0.2
    Distributors (Food & Health)                0.2
    Electronics (Defense)                       0.2
    Hand/Machine Tools                          0.2
    Insurance Brokers                           0.2
    Office Equipment & Supplies                 0.2
    Personal Care                               0.2
    Railroads                                   0.2
    Telecommunications                          0.2
    Agriculture                                 0.1
    Consumer (Jewelry/Novelties)                0.1
    Containers (Metals & Glass)                 0.1
    Containers/Packaging (Paper & Plastic)      0.1
    Industrial Goods & Services                 0.1
    Oil (Integrated)                            0.1
    Oil Field Services                          0.1
    Power Producers (Independent)               0.1
    Retail                                      0.1
    Retail Stores (Drug Store)                  0.1
    Semiconductors                              0.1
    Specialty Printing                          0.1
    Water                                       0.1
    Air Freight                                 0.0**
    Beverages (Alcoholic)                       0.0**
    Storage/Warehousing                         0.0**
    Short Term Investments                      0.1
    Other Assets & Liabilities                  0.2
    ----------------------------------------------------------
    TOTAL                                     100.0%
    ----------------------------------------------------------

   * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
   ** Amount shown is less than 0.005% of net assets.

                   [streetTRACKS (R) semi-annual report LOGO] streetTRACKS DJ Wilshire Small Cap Growth ETF--PERFORMANCE SUMMARY (formerly, streetTRACKS Dow Jones U.S. Small Cap Growth Index Fund)

   The following Performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the closing price (last trade) on the exchange on which shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

   An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

   PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. FOR THE MOST RECENT MONTH END PERFORMANCE INFORMATION VISIT WWW.STREETTRACKS.COM. INVESTMENT IN THE FUND POSES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES.

   PERFORMANCE AS OF DECEMBER 31, 2005

    ---------------------------------------------------------------------------------------------------------------------
                                                                  CUMULATIVE TOTAL RETURN
                                  ---------------------------------------------------------------------------------------
                                                           DOW JONES         DOW JONES               DOW JONES
                                  NET ASSET  MARKET   WILSHIRE SMALL CAP  U.S. SMALL CAP          SMALL CAP INDEX
                                    VALUE     VALUE     GROWTH INDEX(2)   GROWTH INDEX(3) (BROAD-BASED COMPARATIVE INDEX)
    ------------------------------------------------------------------------------------------------------------------
       SIX MONTHS ENDED 12/31/05     8.18%     7.52%          8.29%             8.11%                  7.76%
    ------------------------------------------------------------------------------------------------------------------
       ONE YEAR ENDED 12/31/05       8.73%     8.77%          8.97%             8.78%                  7.98%
    ------------------------------------------------------------------------------------------------------------------
       THREE YEARS ENDED 12/31/05   85.41%    84.59%         86.83%            86.51%                 85.98%
    ------------------------------------------------------------------------------------------------------------------
       FIVE YEARS ENDED 12/31/05     3.15%     3.26%          4.51%             4.33%                 58.16%
    ------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION OF TRADING  -17.18%   -17.42%        -16.22%           -16.31%                 47.90%
       (1)
    ------------------------------------------------------------------------------------------------------------------

    ---------------------------------------------------------------------------------------------------------------------
                                                                AVERAGE ANNUAL TOTAL RETURN
                                  ---------------------------------------------------------------------------------------
                                                           DOW JONES         DOW JONES               DOW JONES
                                  NET ASSET  MARKET   WILSHIRE SMALL CAP  U.S. SMALL CAP          SMALL CAP INDEX
                                    VALUE     VALUE     GROWTH INDEX(2)   GROWTH INDEX(3) (BROAD-BASED COMPARATIVE INDEX)
    ------------------------------------------------------------------------------------------------------------------
       ONE YEAR ENDED 12/31/05       8.73%     8.77%          8.97%             8.78%                   7.98%
    ------------------------------------------------------------------------------------------------------------------
       THREE YEARS ENDED 12/31/05   22.85%    22.67%         23.16%            23.09%                  22.98%
    ------------------------------------------------------------------------------------------------------------------
       FIVE YEARS ENDED 12/31/05     0.62%     0.64%          0.89%             0.85%                   9.60%
    ------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION OF TRADING   -3.53%    -3.58%         -3.31%            -3.33%                   7.73%
       (1)
    ------------------------------------------------------------------------------------------------------------------

   (1) For the period September 29, 2000 (commencement of trading on the AMEX) to December 31, 2005.

   (2) Effective October 31, 2005, the Fund changed its benchmark index to the Dow Jones Wilshire Small Cap Growth Index.

   (3) The Dow Jones U.S. Small Cap Growth Index ceased real-time publication on or about October 31, 2005

                   [streetTRACKS (R) semi-annual report LOGO] streetTRACKS DJ Wilshire Small Cap Growth ETF--PERFORMANCE SUMMARY
                                  (continued)

       COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
      DJ WILSHIRE SMALL CAP GROWTH ETF (Based on Net Asset Value)

[LINE GRAPH]

                                                                               DOW JONES SMALL CAP
                                                  DJ WILSHIRE SMALL CAP        INDEX (BROAD-BASED       DOW JONES WILSHIRE SMALL
                                                      GROWTH ETF(A)           COMPARATIVE INDEX)(C)        CAP GROWTH INDEX(B)
                                                  ---------------------       ---------------------     ------------------------
9/25/00                                                 10000.00                    10000.00                    10000.00
9/30/00                                                  9988.00                    10104.00                     9990.00
12/31/00                                                 8019.00                     9449.00                     8016.00
3/31/01                                                  6585.00                     8594.00                     6588.00
6/30/01                                                  7893.00                     9832.00                     7912.00
9/30/01                                                  5499.00                     7943.00                     5518.00
12/31/01                                                 7307.00                     9679.00                     7338.00
3/31/02                                                  6824.00                    10102.00                     6850.00
6/30/02                                                  5396.00                     9057.00                     5419.00
9/30/02                                                  4090.00                     7520.00                     4108.00
12/31/02                                                 4462.00                     8035.00                     4484.00
3/31/03                                                  4338.00                     7706.00                     4361.00
6/30/03                                                  5341.00                     9476.00                     5374.00
9/30/03                                                  5865.00                    10249.00                     5906.00
12/31/03                                                 6605.00                    11794.00                     6658.00
3/31/04                                                  6943.00                    12501.00                     7002.00
6/30/04                                                  7006.00                    12528.00                     7071.00
9/30/04                                                  6735.00                    12223.00                     6800.00
12/31/04                                                 7607.00                    13839.00                     7688.00
3/31/05                                                  7393.00                    13325.00                     7475.00
6/30/05                                                  7646.00                    13869.00                     7735.00
9/30/05                                                  8054.00                    14627.00                     8152.00
12/31/05                                                 8272.00                    14943.00                     8378.00

                   [streetTRACKS (R) semi-annual report LOGO] streetTRACKS DJ Wilshire Small Cap Growth ETF--PORTFOLIO SUMMARY

   TOP FIVE HOLDINGS AS OF DECEMBER 31, 2005

    ----------------------------------------------------------------------------------------------------------------
       DESCRIPTION      RED HAT,        INTUITIVE       AMYLIN                WESTERN         AXIS CAPITAL
                        INC.            SURGICAL,       PHARMACEUTICALS,      DIGITAL         HOLDINGS,
                                        INC.            INC.                  CORP.           LTD.
    ----------------------------------------------------------------------------------------------------------------
       MARKET VALUE     $377,465        342,897         335,088               333,342         319,056
    ----------------------------------------------------------------------------------------------------------------
       % OF NET         0.54%           0.49            0.48                  0.48            0.46
       ASSETS
    ----------------------------------------------------------------------------------------------------------------

   INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2005*

    ----------------------------------------------------------
                                            PERCENT OF
    INDUSTRY                                NET ASSETS
    ----------------------------------------------------------
    Computer Software/Services                  9.9%
    Services (Commercial & Consumer)            6.9
    Health Care (Medical
      Products/Supplies)                        6.8
    Oil & Gas (Exploration/Products)            4.5
    Health Care (Special Services)              4.1
    Biotechnology                               4.0
    Electronics (Semiconductors)                3.9
    Banks (Regional)                            3.3
    Oil & Gas (Drilling & Equipment)            3.2
    Communications Equipment                    2.5
    Restaurants                                 2.5
    Retail (Specialty)                          2.5
    Health Care (Drugs/Pharmaceuticals)         2.1
    Services (Data Processing)                  1.9
    Retail (Specialty Apparel)                  1.8
    Cellular/Wireless Telecommunications        1.4
    Electronics (Instrument)                    1.4
    Financial (Diversified)                     1.4
    Environmental Control                       1.1
    Manufacturing (Diversified)                 1.1
    Real Estate Investment Trust                1.1
    Natural Gas (Distribution/Pipe Line)        1.0
    Aerospace/Defense                           0.9
    Airlines                                    0.9
    Computers (Hardware)                        0.9
    Equipment (Semiconductors)                  0.9
    Leisure Time (Products)                     0.9
    Trucking                                    0.9
    Building Materials                          0.8
    Computers (Peripherals)                     0.8
    Machinery (Diversified)                     0.8
    Services (Advertising/Marketing)            0.8
    Shipping                                    0.8
    Broadcasting (TV, Radio & Cable)            0.7
    Distribution/Wholesale                      0.7
    Electrical Equipment                        0.7
    Footwear                                    0.7
    Homebuilding                                0.7
    Reinsurance                                 0.7
    Services (Employment)                       0.7
    Telephone                                   0.7
    Textiles (Apparel)                          0.7
    Chemicals (Specialty)                       0.6
    Electronics (Component Distribution)        0.6
    Gaming & Lottery                            0.6
    Investment Management                       0.6
    Oil & Gas (Refining & Marketing)            0.6
    Gold/Precious Metals Mining                 0.5
    Household Products (Non-Durable)            0.5
    Insurance (Property/Casualty)               0.5
    Retail (Department Stores)                  0.5

    ----------------------------------------------------------
                                            PERCENT OF
    INDUSTRY                                NET ASSETS
    ----------------------------------------------------------
    Retail (Discounters)                        0.5%
    Services (Computer Systems)                 0.5
    Trucks & Parts                              0.5
    Beverages (Non-Alcoholic)                   0.4
    Electronics (Defense)                       0.4
    Entertainment                               0.4
    Foods Products                              0.4
    Insurance (Multi-Line)                      0.4
    Office Furnishings                          0.4
    Publishing                                  0.4
    Insurance (Life/Health)                     0.3
    Investment Banking/Brokerage                0.3
    Metals Mining                               0.3
    Oil (Integrated)                            0.3
    Personal Care                               0.3
    Steel                                       0.3
    Transportation                              0.3
    Chemicals (Diversified)                     0.2
    Coal                                        0.2
    Computers (Networking)                      0.2
    Consumer Finance                            0.2
    Distributors (Food & Health)                0.2
    Energy -- Alternate Sources                 0.2
    Hand/Machine Tools                          0.2
    Industrial Goods & Services                 0.2
    Insurance Brokers                           0.2
    Lodging (Hotels)                            0.2
    Manufacturing (Specialized)                 0.2
    Office Equipment & Supplies                 0.2
    Power Producers (Independent)               0.2
    Publishing (Newspapers)                     0.2
    Savings & Loan Companies                    0.2
    Semiconductors                              0.2
    Telecommunications                          0.2
    Agriculture                                 0.1
    Air Freight                                 0.1
    Auto Parts & Equipment                      0.1
    Consumer (Jewelry/Novelties)                0.1
    Containers (Metals & Glass)                 0.1
    Engineering & Construction                  0.1
    Household Furnishings & Appliances          0.1
    Storage/Warehousing                         0.1
    Beverages (Alcoholic)                       0.0**
    Containers/Packaging (Paper & Plastic)      0.0**
    Metal Fabricators                           0.0**
    Retail                                      0.0**
    Specialty Printing                          0.0**
    Short Term Investments                      0.0**
    Other Assets & Liabilities                  0.3
    ----------------------------------------------------------
    TOTAL                                     100.0%
    ----------------------------------------------------------

   * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
   ** Amount shown is less than 0.005% of net assets.

                   [streetTRACKS (R) semi-annual report LOGO] streetTRACKS DJ Wilshire Small Cap Value ETF--PERFORMANCE SUMMARY
        (formerly, streetTRACKS Dow Jones U.S. Small Cap Value Index Fund)

   The following Performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the closing price (last trade) on the exchange on which shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

   An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

   PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. FOR THE MOST RECENT MONTH END PERFORMANCE INFORMATION VISIT WWW.STREETTRACKS.COM. INVESTMENT IN THE FUND POSES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES.

   PERFORMANCE AS OF DECEMBER 31, 2005

    ---------------------------------------------------------------------------------------------------------------------
                                                                   CUMULATIVE TOTAL RETURN
                                    -------------------------------------------------------------------------------------
                                                            DOW JONES        DOW JONES               DOW JONES
                                    NET ASSET  MARKET     WILSHIRE SMALL   U.S. SMALL CAP         SMALL CAP INDEX
                                      VALUE     VALUE   CAP VALUE INDEX(2) VALUE INDEX(3) (BROAD-BASED COMPARATIVE INDEX)
    ------------------------------------------------------------------------------------------------------------------
       SIX MONTHS ENDED 12/31/05       7.11%     6.66%          7.17%           7.74%                  7.76%
    ------------------------------------------------------------------------------------------------------------------
       ONE YEAR ENDED 12/31/05         5.89%     5.52%          6.12%           6.68%                  7.98%
    ------------------------------------------------------------------------------------------------------------------
       THREE YEARS ENDED 12/31/05     78.49%    78.08%         80.47%          81.42%                 85.98%
    ------------------------------------------------------------------------------------------------------------------
       FIVE YEARS ENDED 12/31/05      95.04%    97.03%         98.73%          99.77%                 58.16%
    ------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION OF TRADING    121.45%   119.56%        126.12%         127.31%                 47.90%
       (1)
    ------------------------------------------------------------------------------------------------------------------

    ---------------------------------------------------------------------------------------------------------------------
                                                                 AVERAGE ANNUAL TOTAL RETURN
                                    -------------------------------------------------------------------------------------
                                                            DOW JONES        DOW JONES               DOW JONES
                                    NET ASSET  MARKET     WILSHIRE SMALL   U.S. SMALL CAP         SMALL CAP INDEX
                                      VALUE     VALUE   CAP VALUE INDEX(2) VALUE INDEX(3) (BROAD-BASED COMPARATIVE INDEX)
    ------------------------------------------------------------------------------------------------------------------
       ONE YEAR ENDED 12/31/05         5.89%     5.52%          6.12%           6.68%                   7.98%
    ------------------------------------------------------------------------------------------------------------------
       THREE YEARS ENDED 12/31/05     21.30%    21.21%         21.75%          21.96%                  22.98%
    ------------------------------------------------------------------------------------------------------------------
       FIVE YEARS ENDED 12/31/05      14.29%    14.53%         14.72%          14.84%                   9.60%
    ------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION OF TRADING     16.33%    16.14%         16.81%          16.93%                   7.73%
       (1)
    ------------------------------------------------------------------------------------------------------------------

   (1) For the period September 29, 2000 (commencement of trading on the AMEX) to December 31, 2005.

   (2) Effective October 31, 2005, the Fund changed its benchmark index to the Dow Jones Wilshire Small Cap Value Index.

   (3) The Dow Jones U.S. Small Cap Value Index ceased real-time publication on or about October 31, 2005.

                   [streetTRACKS (R) semi-annual report LOGO] streetTRACKS DJ Wilshire Small Cap Value ETF--PERFORMANCE SUMMARY (continued)

       COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
      DJ WILSHIRE SMALL CAP VALUE ETF (Based on Net Asset Value)

[LINE GRAPH]

                                                                               DOW JONES SMALL CAP
                                                  DJ WILSHIRE SMALL CAP        INDEX (BROAD-BASED       DOW JONES WILSHIRE SMALL
                                                      VALUE ETF(A)            COMPARATIVE INDEX)(C)        CAP VALUE INDEX(B)
                                                  ---------------------       ---------------------     ------------------------
9/25/00                                                   10000                       10000                       10000
9/30/00                                                   10195                       10104                       10199
12/31/00                                                  11575                        9449                       11606
3/31/01                                                   11449                        8594                       11506
6/30/01                                                   12669                        9832                       12745
9/30/01                                                   11504                        7943                       11570
12/31/01                                                  13002                        9679                       13090
3/31/02                                                   14477                       10102                       14590
6/30/02                                                   14131                        9057                       14250
9/30/02                                                   12166                        7520                       12276
12/31/02                                                  12649                        8035                       12777
3/31/03                                                   11930                        7706                       12064
6/30/03                                                   14635                        9477                       14823
9/30/03                                                   15393                       10249                       15602
12/31/03                                                  18077                       11794                       18357
3/31/04                                                   19361                       12501                       19677
6/30/04                                                   19160                       12528                       19490
9/30/04                                                   18983                       12223                       19315
12/31/04                                                  21321                       13839                       21728
3/31/05                                                   20255                       13325                       20662
6/30/05                                                   21075                       13869                       21514
9/30/05                                                   22303                       14627                       22776
12/31/05                                                  22575                       14943                       23061

                   [streetTRACKS (R) semi-annual report LOGO] streetTRACKS DJ Wilshire Small Cap Value ETF--PORTFOLIO SUMMARY

   TOP FIVE HOLDINGS AS OF DECEMBER 31, 2005

    ----------------------------------------------------------------------------------------------------------------------
       DESCRIPTION        AMR CORP.     PARTNERRE, LTD.     AQUA AMERICA,     LOEWS CORP.          VENTAS, INC.
                                                            INC.              (CAROLINA GROUP)
    ----------------------------------------------------------------------------------------------------------------------
       MARKET VALUE       $406,809      394,020             384,002           374,003              359,360
    ----------------------------------------------------------------------------------------------------------------------
       % OF NET ASSETS    0.42%         0.41                0.40              0.39                 0.37
    ----------------------------------------------------------------------------------------------------------------------

   INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2005*

    ----------------------------------------------------------
                                            PERCENT OF
    INDUSTRY                                NET ASSETS
    ----------------------------------------------------------
    Real Estate Investment Trust               14.5%
    Banks (Regional)                            9.1
    Electric Utilities                          3.7
    Natural Gas (Distribution/Pipe Line)        3.7
    Services (Commercial & Consumer)            3.2
    Manufacturing (Diversified)                 2.9
    Insurance (Property/Casualty)               2.5
    Chemicals (Specialty)                       2.3
    Machinery (Diversified)                     2.3
    Reinsurance                                 2.0
    Savings & Loan Companies                    2.0
    Retail (Specialty)                          1.8
    Steel                                       1.8
    Computer Software/Services                  1.6
    Oil & Gas (Exploration/Products)            1.6
    Auto Parts & Equipment                      1.5
    Electronics (Semiconductors)                1.5
    Communications Equipment                    1.4
    Insurance (Life/Health)                     1.4
    Electronics (Component Distribution)        1.3
    Foods Products                              1.3
    Homebuilding                                1.3
    Paper & Forest Products                     1.3
    Building Materials                          1.2
    Metal Fabricators                           1.2
    Health Care (Medical
      Products/Supplies)                        1.1
    Electronics (Instrument)                    1.0
    Financial (Diversified)                     1.0
    Trucking                                    1.0
    Broadcasting (TV, Radio & Cable)            0.9
    Electrical Equipment                        0.9
    Engineering & Construction                  0.9
    Investment Banking/Brokerage                0.9
    Chemicals (Diversified)                     0.8
    Investment Management                       0.8
    Lodging (Hotels)                            0.8
    Manufacturing (Specialized)                 0.8
    Transportation                              0.8
    Aerospace/Defense                           0.7
    Distribution/Wholesale                      0.7
    Equipment (Semiconductors)                  0.7
    Restaurants                                 0.7
    Airlines                                    0.6
    Household Furnishings & Appliances          0.6
    Insurance (Multi-Line)                      0.6
    Retail (Specialty Apparel)                  0.6
    Tobacco                                     0.6
    Biotechnology                               0.5
    Coal                                        0.5
    Gas & Pipeline Utilities                    0.5
    Household Products (Non-Durable)            0.5
    Leisure Time (Products)                     0.5

    ----------------------------------------------------------
                                            PERCENT OF
    INDUSTRY                                NET ASSETS
    ----------------------------------------------------------
    Beverages (Non-Alcoholic)                   0.4%
    Footwear                                    0.4
    Health Care (Special Services)              0.4
    Metals Mining                               0.4
    Oil & Gas (Refining & Marketing)            0.4
    Publishing (Newspapers)                     0.4
    Railroads                                   0.4
    Retail (Department Stores)                  0.4
    Services (Employment)                       0.4
    Textiles (Apparel)                          0.4
    Energy -- Alternate Sources                 0.3
    Entertainment                               0.3
    Environmental Control                       0.3
    Gold/Precious Metals Mining                 0.3
    Health Care (Drugs/Pharmaceuticals)         0.3
    Oil & Gas (Drilling & Equipment)            0.3
    Oil Field Services                          0.3
    Retail (Discounters)                        0.3
    Shipping                                    0.3
    Cellular/Wireless Telecommunications        0.2
    Computers (Hardware)                        0.2
    Computers (Networking)                      0.2
    Computers (Peripherals)                     0.2
    Consumer Finance                            0.2
    Containers/Packaging (Paper & Plastic)      0.2
    Gaming & Lottery                            0.2
    Hand/Machine Tools                          0.2
    Insurance Brokers                           0.2
    Office Equipment & Supplies                 0.2
    Retail                                      0.2
    Retail Stores (Drug Store)                  0.2
    Services (Data Processing)                  0.2
    Telecommunications                          0.2
    Telephone                                   0.2
    Water                                       0.2
    Agriculture                                 0.1
    Consumer (Jewelry/Novelties)                0.1
    Containers (Metals & Glass)                 0.1
    Distributors (Food & Health)                0.1
    Office Furnishings                          0.1
    Personal Care                               0.1
    Publishing                                  0.1
    Semiconductors                              0.1
    Services (Advertising/Marketing)            0.1
    Services (Computer Systems)                 0.1
    Specialty Printing                          0.1
    Trucks & Parts                              0.1
    Short Term Investments                      0.3
    Other Assets & Liabilities                  0.2
    ----------------------------------------------------------
    TOTAL                                     100.0%
    ----------------------------------------------------------

   * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

                   [streetTRACKS (R) semi-annual report LOGO]
              streetTRACKS DJ Global Titans ETF--PERFORMANCE SUMMARY
               (formerly, streetTRACKS Dow Jones Global Titans Fund)

   The following Performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the closing price (last trade) on the exchange on which shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

   An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

   PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. FOR THE MOST RECENT MONTH END PERFORMANCE INFORMATION VISIT WWW.STREETTRACKS.COM. INVESTMENT IN THE FUND POSES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES.


   PERFORMANCE AS OF DECEMBER 31, 2005

    ---------------------------------------------------------------------------------------------------------------------
                                                                    CUMULATIVE TOTAL RETURN
                                      -----------------------------------------------------------------------------------
                                       NET ASSET      MARKET    DJ WILSHIRE GLOBAL TITANS    DOW JONES LARGE CAP INDEX
                                         VALUE        VALUE             50 INDEX          (BROAD-BASED COMPARATIVE INDEX)
    ------------------------------------------------------------------------------------------------------------------
       SIX MONTHS ENDED 12/31/05          4.22%        3.69%               4.50%                        5.54%
    ------------------------------------------------------------------------------------------------------------------
       ONE YEAR ENDED 12/31/05            2.90%        3.04%               3.44%                        4.62%
    ------------------------------------------------------------------------------------------------------------------
       THREE YEARS ENDED 12/31/05        37.97%       38.29%              40.32%                       45.37%
    ------------------------------------------------------------------------------------------------------------------
       FIVE YEARS ENDED 12/31/05         -7.92%       -7.75%              -5.44%                       -6.33%
    ------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION OF TRADING (1)   -15.61%      -16.08%             -13.18%                      -16.54%
    ------------------------------------------------------------------------------------------------------------------

    ---------------------------------------------------------------------------------------------------------------------
                                                                  AVERAGE ANNUAL TOTAL RETURN
                                      -----------------------------------------------------------------------------------
                                       NET ASSET      MARKET    DJ WILSHIRE GLOBAL TITANS    DOW JONES LARGE CAP INDEX
                                         VALUE        VALUE             50 INDEX          (BROAD-BASED COMPARATIVE INDEX)
    ------------------------------------------------------------------------------------------------------------------
       ONE YEAR ENDED 12/31/05            2.90%        3.04%               3.44%                       4.62%
    ------------------------------------------------------------------------------------------------------------------
       THREE YEARS ENDED 12/31/05        11.33%       11.41%              11.96%                      13.28%
    ------------------------------------------------------------------------------------------------------------------
       FIVE YEARS ENDED 12/31/05         -1.64%       -1.60%              -1.11%                      -1.30%
    ------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION OF TRADING (1)    -3.18%       -3.28%              -2.66%                      -3.38%
    ------------------------------------------------------------------------------------------------------------------

   (1) For the period September 29, 2000 (commencement of trading on the AMEX) to December 31, 2005.

                   [streetTRACKS (R) semi-annual report LOGO] streetTRACKS DJ Global Titans ETF--PERFORMANCE SUMMARY (continued)

      COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
      DJ GLOBAL TITANS ETF (Based on Net Asset Value)

[LINE GRAPH]

                                                                               DOW JONES LARGE CAP
                                                                               INDEX (BROAD-BASED        DOW JONES GLOBAL TITANS
                                                 DJ GLOBAL TITANS ETF(A)      COMPARATIVE INDEX)(C)            50 INDEX(B)
                                                 -----------------------      ---------------------      -----------------------
9/25/00                                                   10000                       10000                       10000
9/30/00                                                    9982                        9969                        9998
12/31/00                                                   9147                        8882                        9180
3/31/01                                                    8107                        7629                        8142
6/30/01                                                    8446                        8039                        8453
9/30/01                                                    7378                        6847                        7422
12/31/01                                                   7967                        7508                        8026
3/31/02                                                    7788                        7447                        7857
6/30/02                                                    6765                        6353                        6833
9/30/02                                                    5547                        5290                        5611
12/31/02                                                   6106                        5723                        6186
3/31/03                                                    5822                        5542                        5906
6/30/03                                                    6682                        6376                        6789
9/30/03                                                    6812                        6499                        6932
12/31/03                                                   7628                        7263                        7777
3/31/04                                                    7603                        7341                        7763
6/30/04                                                    7716                        7466                        7889
9/30/04                                                    7590                        7309                        7767
12/31/04                                                   8186                        7953                        8392
3/31/05                                                    8083                        7780                        8303
6/30/05                                                    8082                        7884                        8316
9/30/05                                                    8405                        8146                        8618
12/31/05                                                   8423                        8320                        8651

                   [streetTRACKS (R) semi-annual report LOGO]
              streetTRACKS DJ Global Titans ETF--PORTFOLIO SUMMARY

   TOP FIVE HOLDINGS AS OF DECEMBER 31, 2005

    -----------------------------------------------------------------------------------------------------------
       DESCRIPTION        GENERAL          EXXON MOBIL     CITIGROUP,     MICROSOFT     BP PLC (ADR)
                          ELECTRIC CO.     CORP.           INC.           CORP.
    -----------------------------------------------------------------------------------------------------------
       MARKET VALUE       $5,306,149       5,101,303       3,605,973      3,539,847     3,302,770
    -----------------------------------------------------------------------------------------------------------
       % OF NET ASSETS    5.84%            5.61            3.97           3.90          3.64
    -----------------------------------------------------------------------------------------------------------

   INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2005*

    ----------------------------------------------------------
                                            PERCENT OF
    INDUSTRY                                NET ASSETS
    ----------------------------------------------------------
    Oil (Integrated)                           17.8%
    Health Care (Drugs/Pharmaceuticals)        13.0
    Banks                                       9.9
    Financial (Diversified)                     6.2
    Manufacturing (Diversified)                 5.8
    Telephone                                   4.6
    Computer Software/Services                  3.9
    Electronics (Semiconductors)                3.8
    Computers (Hardware)                        3.1
    Household Products (Non-Durable)            3.1
    Beverages (Non-Alcoholic)                   2.9
    Health Care (Medical
      Products/Supplies)                        2.8
    Automobiles & Parts                         2.5
    Investment Management                       2.4

    ----------------------------------------------------------
                                            PERCENT OF
    INDUSTRY                                NET ASSETS
    ----------------------------------------------------------
    Insurance (Multi-Line)                      2.4%
    Tobacco                                     2.4
    Cellular/Wireless Telecommunications        2.1
    Entertainment                               2.0
    Foods Products                              1.9
    Retail (General Merchandising Chain)        1.9
    Computers (Networking)                      1.8
    Communications Equipment                    1.3
    Electrical Equipment                        1.1
    Insurance (Life/Health)                     1.1
    Short-Term Investments                      0.0**
    Other Assets & Liabilities                  0.2
    ----------------------------------------------------------
    TOTAL                                     100.0%
    ----------------------------------------------------------

   * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
   ** Amount shown represents less than 0.005% of net assets.

                   [streetTRACKS (R) semi-annual report LOGO]
              streetTRACKS DJ Wilshire REIT ETF--PERFORMANCE SUMMARY
               (formerly, streetTRACKS Wilshire REIT Index Fund)

   The following Performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the closing price (last trade) on the exchange on which shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

   An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

   PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. FOR THE MOST RECENT MONTH END PERFORMANCE INFORMATION VISIT WWW.STREETTRACKS.COM. INVESTMENT IN THE FUND POSES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES.

   PERFORMANCE AS OF DECEMBER 31, 2005

    ---------------------------------------------------------------------------------------------------------------------
                                                                     CUMULATIVE TOTAL RETURN
                                        ---------------------------------------------------------------------------------
                                         NET ASSET                  DOW JONES WILSHIRE       DOW JONES SMALL CAP INDEX
                                           VALUE     MARKET VALUE       REIT INDEX        (BROAD-BASED COMPARATIVE INDEX)
    ------------------------------------------------------------------------------------------------------------------
       SIX MONTHS ENDED 12/31/05            6.54%        6.44%              6.57%                      7.76%
    ------------------------------------------------------------------------------------------------------------------
       ONE YEAR ENDED 12/31/05             13.63%       13.64%             13.82%                      7.98%
    ------------------------------------------------------------------------------------------------------------------
       THREE YEARS ENDED 12/31/05         104.25%      103.69%            106.39%                     85.98%
    ------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION OF TRADING (1)     133.86%      133.86%            144.06%                     60.20%
    ------------------------------------------------------------------------------------------------------------------

    ---------------------------------------------------------------------------------------------------------------------
                                                                   AVERAGE ANNUAL TOTAL RETURN
                                        ---------------------------------------------------------------------------------
                                         NET ASSET                  DOW JONES WILSHIRE       DOW JONES SMALL CAP INDEX
                                           VALUE     MARKET VALUE       REIT INDEX        (BROAD-BASED COMPARATIVE INDEX)
    ------------------------------------------------------------------------------------------------------------------
       ONE YEAR ENDED 12/31/05             13.63%       13.64%             13.82%                      7.98%
    ------------------------------------------------------------------------------------------------------------------
       THREE YEARS ENDED 12/31/05          26.88%       26.76%             27.32%                     22.98%
    ------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION OF TRADING (1)      19.91%       19.91%             20.66%                     10.59%
    ------------------------------------------------------------------------------------------------------------------

   (1) For the period April 27, 2001 (commencement of trading on the AMEX) to December 31, 2005.

                   [streetTRACKS (R) semi-annual report LOGO] streetTRACKS DJ Wilshire REIT ETF--PERFORMANCE SUMMARY (continued)

       COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
      DJ WILSHIRE REIT ETF (Based on Net Asset Value)

[LINE GRAPH]

                                                                               DOW JONES SMALL CAP
                                                                               INDEX (BROAD-BASED        DOW JONES WILSHIRE REIT
                                                 DJ WILSHIRE REIT ETF(A)      COMPARATIVE INDEX)(C)             INDEX(B)
                                                 -----------------------      ---------------------      -----------------------
4/23/01                                                   10000                       10000                       10000
6/30/01                                                   11122                       11049                       11089
9/30/01                                                   10849                        8927                       10823
12/31/01                                                  11364                       10877                       11354
3/31/02                                                   12301                       11354                       12304
6/30/02                                                   12848                       10179                       12869
9/30/02                                                   11684                        8452                       11700
12/31/02                                                  11733                        9030                       11760
3/31/03                                                   11874                        8661                       11909
6/30/03                                                   13287                       10651                       13349
9/30/03                                                   14580                       11519                       14675
12/31/03                                                  15895                       13255                       16015
3/31/04                                                   17798                       14051                       17950
6/30/04                                                   16835                       14080                       16976
9/30/04                                                   18213                       13736                       18382
12/31/04                                                  21094                       15554                       21323
3/31/05                                                   19567                       14975                       19787
6/30/05                                                   22497                       15586                       22776
9/30/05                                                   23379                       16438                       23674
12/31/05                                                  23968                       16795                       24272

                   [streetTRACKS (R) semi-annual report LOGO]
              streetTRACKS DJ Wilshire REIT ETF--PORTFOLIO SUMMARY

   TOP FIVE HOLDINGS AS OF DECEMBER 31, 2005.

    --------------------------------------------------------------------------------------------------------------------
       DESCRIPTION        SIMON PROPERTY     EQUITY OFFICE        PROLOGIS     EQUITY          VORNADO REALTY
                          GROUP, INC.        PROPERTIES TRUST                  RESIDENTIAL     TRUST
    --------------------------------------------------------------------------------------------------------------------
       MARKET VALUE       $54,915,970        39,981,946                        36,417,043      35,577,418
                                                                 36,725,190
    --------------------------------------------------------------------------------------------------------------------
       % OF NET ASSETS    6.80%              4.95                 4.55         4.51            4.41
    --------------------------------------------------------------------------------------------------------------------

   INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2005*

    ----------------------------------------------------------
                                            PERCENT OF
    INDUSTRY                                NET ASSETS
    ----------------------------------------------------------
    Real Estate Investment Trust               99.4%
    Short Term Investments                      0.2
    Other Assets & Liabilities                  0.4
    ----------------------------------------------------------
    TOTAL                                     100.0%
    ----------------------------------------------------------

   * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

                   [streetTRACKS (R) semi-annual report LOGO]
                  streetTRACKS KBW Bank ETF--PERFORMANCE SUMMARY

   The following Performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the closing price (last trade) on the exchange on which shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

   An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

   PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. FOR THE MOST RECENT MONTH END PERFORMANCE INFORMATION VISIT WWW.STREETTRACKS.COM. INVESTMENT IN THE FUND POSES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES.

   PERFORMANCE AS OF DECEMBER 31, 2005

    --------------------------------------------------------------------------------------------------------------------
                                                                    CUMULATIVE TOTAL RETURN
                                        --------------------------------------------------------------------------------
                                        NET ASSET  MARKET                                      S & P 500 INDEX
                                          VALUE     VALUE        KBW BANK INDEX        (BROAD-BASED COMPARATIVE INDEX)
    ------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION OF TRADING (1)     1.78%     1.90%             1.50%                         1.82%
    ------------------------------------------------------------------------------------------------------------------

   (1) For the period November 15, 2005 (commencement of trading on the AMEX) to December 31, 2005.

       COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
       KBW BANK ETF (Based on Net Asset Value)

[LINE GRAPH]

                                                                              S&P 500 INDEX (BROAD-
                                                                                BASED COMPARATIVE
                                                     KBW BANK ETF(A)                INDEX)(C)               KBW BANK INDEX(B)
                                                     ---------------          ---------------------         -----------------
11/08/05                                                  10000                       10000                       10000
12/31/05                                                  10380                       10273                       10388

                   [streetTRACKS (R) semi-annual report LOGO]
                  streetTRACKS KBW Bank ETF--PORTFOLIO SUMMARY

   TOP FIVE HOLDINGS AS OF DECEMBER 31, 2005

    --------------------------------------------------------------------------------------------------------------
       DESCRIPTION        CITIGROUP,     JPMORGAN        BANK OF           WELLS           WASHINGTON
                          INC.           CHASE & CO.     AMERICA CORP.     FARGO & CO.     MUTUAL, INC.
    --------------------------------------------------------------------------------------------------------------
       MARKET VALUE       $5,103,852     4,818,525       4,803,569         4,455,527       2,221,284
    --------------------------------------------------------------------------------------------------------------
       % OF NET ASSETS    10.34%         9.77            9.74              9.03            4.50
    --------------------------------------------------------------------------------------------------------------

   INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2005*

    ----------------------------------------------------------
                                            PERCENT OF
    INDUSTRY                                NET ASSETS
    ----------------------------------------------------------
    Banks (Major Regional)                     44.3%
    Financial (Diversified)                    31.9
    Banks (Regional)                           12.6
    Savings & Loan Companies                    7.7
    Consumer Finance                            3.2

    ----------------------------------------------------------
                                            PERCENT OF
    INDUSTRY                                NET ASSETS
    ----------------------------------------------------------
    Short Term Investments                      0.2%
    Other Assets & Liabilities                  0.1
    ----------------------------------------------------------
    TOTAL                                     100.0%
    ----------------------------------------------------------

   * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

                   [streetTRACKS (R) semi-annual report LOGO]
             streetTRACKS KBW Capital Markets ETF--PERFORMANCE SUMMARY

   The following Performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the closing price (last trade) on the exchange on which shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

   An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

   PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. FOR THE MOST RECENT MONTH END PERFORMANCE INFORMATION VISIT WWW.STREETTRACKS.COM. INVESTMENT IN THE FUND POSES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES.

   PERFORMANCE AS OF DECEMBER 31, 2005

    --------------------------------------------------------------------------------------------------------------------
                                                                    CUMULATIVE TOTAL RETURN
                                        --------------------------------------------------------------------------------
                                        NET ASSET  MARKET                                        S & P 500 INDEX
                                          VALUE     VALUE    KBW CAPITAL MARKETS INDEX   (BROAD-BASED COMPARATIVE INDEX)
    ------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION OF TRADING (1)     1.36%     1.56%              1.31%                          1.82%
    ------------------------------------------------------------------------------------------------------------------

   (1) For the period November 15, 2005 (commencement of trading on the AMEX) to December 31, 2005.

       COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
      KBW CAPITAL MARKETS ETF (Based on Net Asset Value)

[LINE GRAPH]

                                                                              S&P 500 INDEX (BROAD-
                                                   KBW CAPITAL MARKETS          BASED COMPARATIVE          KBW CAPITAL MARKETS
                                                         ETF(A)                     INDEX)(C)                   INDEX(B)
                                                   -------------------        ---------------------        -------------------
11/08/05                                                  10000                       10000                       10000
12/31/05                                                  10293                       10273                       10298

                   [streetTRACKS (R) semi-annual report LOGO]
            streetTRACKS KBW Capital Markets ETF--PORTFOLIO SUMMARY

   TOP FIVE HOLDINGS AS OF DECEMBER 31, 2005

    -------------------------------------------------------------------------------------------------------------------------
       DESCRIPTION        GOLDMAN SACHS     MERRILL LYNCH &     MORGAN      THE BANK OF NEW        LEHMAN BROTHERS
                          GROUP, INC.       CO., INC.           STANLEY     YORK CO., INC.         HOLDINGS, INC.
    -------------------------------------------------------------------------------------------------------------------------
       MARKET VALUE       $5,933,918        5,754,950                       3,417,632              3,328,703
                                                               5,218,094
    -------------------------------------------------------------------------------------------------------------------------
       % OF NET ASSETS    9.88%             9.58                8.69        5.69                   5.54
    -------------------------------------------------------------------------------------------------------------------------

   INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2005*

    ----------------------------------------------------------
                                            PERCENT OF
    INDUSTRY                                NET ASSETS
    ----------------------------------------------------------
    Investment Banking/Brokerage               54.1%
    Financial (Diversified)                    27.9
    Investment Management                      16.4
    Banks (Regional)                            1.6

    ----------------------------------------------------------
                                            PERCENT OF
    INDUSTRY                                NET ASSETS
    ----------------------------------------------------------
    Short Term Investments                      0.0%**
    Other Assets & Liabilities                  0.0**
    ----------------------------------------------------------
    TOTAL                                     100.0%
    ----------------------------------------------------------

   * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
   ** Amount shown is less than 0.005% of net assets.

                   [streetTRACKS (R) semi-annual report LOGO]
                streetTRACKS KBW Insurance ETF--PERFORMANCE SUMMARY

   The following Performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the closing price (last trade) on the exchange on which shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

   An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

   PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. FOR THE MOST RECENT MONTH END PERFORMANCE INFORMATION VISIT WWW.STREETTRACKS.COM. INVESTMENT IN THE FUND POSES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES.

   PERFORMANCE AS OF DECEMBER 31, 2005

    --------------------------------------------------------------------------------------------------------------------
                                                                    CUMULATIVE TOTAL RETURN
                                        --------------------------------------------------------------------------------
                                        NET ASSET  MARKET                                      S & P 500 INDEX
                                          VALUE     VALUE      KBW INSURANCE INDEX     (BROAD-BASED COMPARATIVE INDEX)
    ------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION OF TRADING (1)     -0.26%    0.20%            -0.51%                         1.82%
    ------------------------------------------------------------------------------------------------------------------

   (1) For the period November 15, 2005 (commencement of trading on the AMEX) to December 31, 2005.

       COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
      KBW INSURANCE ETF (Based on Net Asset Value)

[LINE GRAPH]

                                                                              S&P 500 INDEX (BROAD-
                                                                                BASED COMPARATIVE
                                                  KBW INSURANCE ETF(A)              INDEX)(C)            KBW INSURANCE INDEX(B)
                                                  --------------------        ---------------------      ----------------------
11/08/05                                                  10000                       10000                       10000
12/31/05                                                  10093                       10273                       10099

                   [streetTRACKS (R) semi-annual report LOGO]
               streetTRACKS KBW Insurance ETF--PORTFOLIO SUMMARY

   TOP FIVE HOLDINGS AS OF DECEMBER 31, 2005

    -------------------------------------------------------------------------------------------------------------
       DESCRIPTION           AMERICAN         THE         PRUDENTIAL    METLIFE,    THE HARTFORD
                             INTERNATIONAL    ALLSTATE    FINANCIAL,    INC.        FINANCIAL SERVICES
                             GROUP, INC.      CORP.       INC.                      GROUP, INC.
    -------------------------------------------------------------------------------------------------------------
       MARKET VALUE          $5,605,845                   4,161,437                 3,439,637
                                             4,233,140                 4,075,673
    -------------------------------------------------------------------------------------------------------------
       % OF NET ASSETS       9.88%            9.58        8.69          5.69        5.54
    -------------------------------------------------------------------------------------------------------------

   INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2005*

    ----------------------------------------------------------
                                            PERCENT OF
    INDUSTRY                                NET ASSETS
    ----------------------------------------------------------
    Insurance (Multi-Line)                     40.8%
    Insurance (Life/Health)                    21.8
    Insurance (Property/Casualty)              19.4
    Insurance Brokers                           8.7
    Insurance (Financial Guarantee)             5.6

    ----------------------------------------------------------
                                            PERCENT OF
    INDUSTRY                                NET ASSETS
    ----------------------------------------------------------
    Reinsurance                                 3.5%
    Short Term Investments                      0.1
    Other Assets & Liabilities                  0.1
    ----------------------------------------------------------
    TOTAL                                     100.0%
    ----------------------------------------------------------

   * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

                   [streetTRACKS (R) semi-annual report LOGO] streetTRACKS Morgan Stanley Technology ETF--PERFORMANCE SUMMARY
         (formerly, streetTRACKS Morgan Stanley Technology Index Fund)

   The following Performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the closing price (last trade) on the exchange on which shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

   An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

   PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. FOR THE MOST RECENT MONTH END PERFORMANCE INFORMATION VISIT WWW.STREETTRACKS.COM. INVESTMENT IN THE FUND POSES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES.

   PERFORMANCE AS OF DECEMBER 31, 2005

    --------------------------------------------------------------------------------------------------------------------
                                                                    CUMULATIVE TOTAL RETURN
                                        --------------------------------------------------------------------------------
                                        NET ASSET  MARKET        MORGAN STANLEY           DOW JONES LARGE CAP INDEX
                                          VALUE     VALUE       TECHNOLOGY INDEX       (BROAD-BASED COMPARATIVE INDEX)
    ------------------------------------------------------------------------------------------------------------------
       SIX MONTH ENDED 12/31/05           10.57%    10.36%            10.83%                         5.54%
    ------------------------------------------------------------------------------------------------------------------
       ONE YEAR ENDED 12/31/05             2.85%     2.76%             3.37%                         4.62%
    ------------------------------------------------------------------------------------------------------------------
       THREE YEARS ENDED 12/31/05         80.89%    81.55%            83.68%                        45.37%
    ------------------------------------------------------------------------------------------------------------------
       FIVE YEARS ENDED 12/31/05         -22.58%   -22.65%           -20.53%                        -6.33%
    ------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION OF TRADING(1)     -45.26%   -45.32%           -44.15%                       -16.54%
    ------------------------------------------------------------------------------------------------------------------

    --------------------------------------------------------------------------------------------------------------------
                                                                  AVERAGE ANNUAL TOTAL RETURN
                                        --------------------------------------------------------------------------------
                                        NET ASSET  MARKET        MORGAN STANLEY           DOW JONES LARGE CAP INDEX
                                          VALUE     VALUE       TECHNOLOGY INDEX       (BROAD-BASED COMPARATIVE INDEX)
    ------------------------------------------------------------------------------------------------------------------
       ONE YEAR ENDED 12/31/05             2.85%     2.76%             3.37%                         4.62%
    ------------------------------------------------------------------------------------------------------------------
       THREE YEARS ENDED 12/31/05         21.84%    21.99%            22.47%                        13.28%
    ------------------------------------------------------------------------------------------------------------------
       FIVE YEARS ENDED 12/31/05          -4.99%    -5.01%            -4.49%                        -1.30%
    ------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION OF TRADING(1)     -10.84%   -10.85%           -10.50%                        -3.38%
    ------------------------------------------------------------------------------------------------------------------

   (1) For the period September 29, 2000 (commencement of trading on the AMEX) to December 31, 2005.

                   [streetTRACKS (R) semi-annual report LOGO] streetTRACKS Morgan Stanley Technology ETF--PERFORMANCE SUMMARY (continued)

       COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
      MORGAN STANLEY TECHNOLOGY ETF (Based on Net Asset Value)

[LINE GRAPH]

                                                                               DOW JONES LARGE CAP
                                                     MORGAN STANLEY            INDEX (BROAD-BASED            MORGAN STANLEY
                                                    TECHNOLOGY ETF(A)         COMPARATIVE INDEX)(C)        TECHNOLOGY INDEX(B)
                                                    -----------------         ---------------------        -------------------
9/25/00                                                   10000                       10000                       10000
9/30/00                                                    9725                        9969                        9725
12/31/00                                                   6876                        8882                        6834
3/31/01                                                    5391                        7629                        5365
6/30/01                                                    5948                        8039                        5933
9/30/01                                                    3839                        6847                        3830
12/31/01                                                   5203                        7508                        5199
3/31/02                                                    4663                        7447                        4666
6/30/02                                                    3404                        6353                        3410
9/30/02                                                    2444                        5290                        2451
12/31/02                                                   2943                        5723                        2958
3/31/03                                                    2941                        5542                        2959
6/30/03                                                    3749                        6376                        3778
9/30/03                                                    4206                        6499                        4243
12/31/03                                                   4857                        7263                        4908
3/31/04                                                    4969                        7341                        5027
6/30/04                                                    5028                        7466                        5093
9/30/04                                                    4545                        7309                        4608
12/31/04                                                   5176                        7953                        5254
3/31/05                                                    4641                        7780                        4717
6/30/05                                                    4814                        7884                        4901
9/30/05                                                    5163                        8146                        5263
12/31/05                                                   5323                        8320                        5432

                   [streetTRACKS (R) semi-annual report LOGO] streetTRACKS Morgan Stanley Technology ETF--PORTFOLIO SUMMARY

   TOP FIVE HOLDINGS AS OF DECEMBER 31, 2005

    -------------------------------------------------------------------------------------------------------------------------
       DESCRIPTION        JABIL CIRCUIT,    SYMANTEC CORP.    JUNIPER           INFOSYS              ACCENTURE,
                          INC.                                NETWORKS, INC.    TECHNOLOGIES,        LTD. (CLASS A)
                                                                                LTD.
    -------------------------------------------------------------------------------------------------------------------------
       MARKET VALUE       $4,973,769        4,824,750         4,809,441         4,770,740            4,760,086
    -------------------------------------------------------------------------------------------------------------------------
       % OF NET ASSETS    3.10%             3.00              2.99              2.96                 2.96
    -------------------------------------------------------------------------------------------------------------------------

   INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2005*

    ----------------------------------------------------------
                                            PERCENT OF
    INDUSTRY                                NET ASSETS
    ----------------------------------------------------------
    Computer Software/Services                 28.5%
    Electronics (Semiconductors)               14.1
    Communications Equipment                   11.4
    Computers (Hardware)                       11.4
    Computers (Networking)                      5.8
    Services (Commercial & Consumer)            5.8
    Services (Data Processing)                  5.7
    Computers (Peripherals)                     5.6

    ----------------------------------------------------------
                                            PERCENT OF
    INDUSTRY                                NET ASSETS
    ----------------------------------------------------------
    Electronics (Component Distribution)        3.1%
    Cellular/Wireless Telecommunications        3.0
    Equipment (Semiconductors)                  2.8
    Retail (Specialty)                          2.8
    Short Term Investments                      0.0**
    Other Assets & Liabilities                  0.0**
    ----------------------------------------------------------
    TOTAL                                     100.0%
    ----------------------------------------------------------

   * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
   ** Amount shown is less than 0.005% of net assets.

                   [streetTRACKS (R) semi-annual report LOGO]
                     SPDR(R) Dividend ETF--PERFORMANCE SUMMARY

   The following Performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the closing price (last trade) on the exchange on which shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

   An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

   PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. FOR THE MOST RECENT MONTH END PERFORMANCE INFORMATION VISIT WWW.STREETTRACKS.COM. INVESTMENT IN THE FUND POSES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES.

   PERFORMANCE AS OF DECEMBER 31, 2005

    --------------------------------------------------------------------------------------------------------------------
                                                                    CUMULATIVE TOTAL RETURN
                                        --------------------------------------------------------------------------------
                                        NET ASSET  MARKET    S & P HIGH YIELD DIVIDEND           S & P 500 INDEX
                                          VALUE     VALUE        ARISTOCRATS INDEX       (BROAD-BASED COMPARATIVE INDEX)
    ------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION OF TRADING (1)     0.93%     1.11%              0.93%                          1.82%
    ------------------------------------------------------------------------------------------------------------------

   (1) For the period November 15, 2005 (commencement of trading on the AMEX) to December 31, 2005.

       COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
       SPDR DIVIDEND ETF (Based on Net Asset Value)

[LINE GRAPH]

                                                                              S&P 500 INDEX (BROAD-
                                                                                BASED COMPARATIVE        S&P HIGH YIELD DIVIDEND
                                                  SPDR DIVIDEND ETF(A)              INDEX)(C)             ARISTOCRATS INDEX(B)
                                                  --------------------        ---------------------      -----------------------
11/08/05                                                  10000                       10000                       10000
12/31/05                                                  10170                       10273                       10170

                   [streetTRACKS (R) semi-annual report LOGO]
                    SPDR(R) Dividend ETF--PORTFOLIO SUMMARY

   TOP FIVE HOLDINGS AS OF DECEMBER 31, 2005

    ----------------------------------------------------------------------------------------------------------------
       DESCRIPTION        MERCK &                      CONAGRA          FIRST HORIZON    ALTRIA GROUP,
                          CO., INC.    CONSOLIDATED    FOODS, INC.      NATIONAL         INC.
                                         EDISON,                        CORP.
                                         INC.
    ----------------------------------------------------------------------------------------------------------------
       MARKET VALUE       $1,087,234     1,033,437     1,013,980        922,906          913,826
    ----------------------------------------------------------------------------------------------------------------
       % OF NET ASSETS    3.35%          3.18          3.12             2.84             2.82
    ----------------------------------------------------------------------------------------------------------------

   INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2005*

    ----------------------------------------------------------
                                            PERCENT OF
    INDUSTRY                                NET ASSETS
    ----------------------------------------------------------
    Banks (Regional)                           15.8%
    Natural Gas (Distribution/Pipe Line)       12.5
    Banks (Major Regional)                      9.9
    Health Care (Drugs/Pharmaceuticals)         9.6
    Electric Utilities                          7.9
    Foods Products                              4.7
    Household Products (Non-Durable)            4.5
    Chemicals (Diversified)                     3.6
    Household Furnishings & Appliances          3.5
    Manufacturing (Diversified)                 3.0
    Tobacco                                     2.8
    Services (Commercial & Consumer)            2.7
    Chemicals (Specialty)                       2.0
    Insurance (Life/Health)                     1.9
    Beverages (Non-Alcoholic)                   1.6

    ----------------------------------------------------------
                                            PERCENT OF
    INDUSTRY                                NET ASSETS
    ----------------------------------------------------------
    Beverages (Alcoholic)                       1.5%
    Hand/Machine Tools                          1.5
    Health Care (Medical Equipment/
      Supplies)                                 1.5
    Electrical Equipment                        1.4
    Telephone                                   1.4
    Computer Software/Services                  1.3
    Health Care (Medical
      Products/Supplies)                        1.3
    Distributors (Food & Health)                1.2
    Restaurants                                 1.2
    Textiles (Apparel)                          1.2
    Short Term Investments                      0.2
    Other Assets & Liabilities                  0.3
    ----------------------------------------------------------
    TOTAL                                     100.0%
    ----------------------------------------------------------

   * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

                   [streetTRACKS (R) semi-annual report LOGO]
                     SPDR(R) O-Strip ETF--PERFORMANCE SUMMARY

   The following Performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the closing price (last trade) on the exchange on which shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

   An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

   PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. FOR THE MOST RECENT MONTH END PERFORMANCE INFORMATION VISIT WWW.STREETTRACKS.COM. INVESTMENT IN THE FUND POSES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES.

   PERFORMANCE AS OF DECEMBER 31, 2005

    ---------------------------------------------------------------------------------------------------------------------
                                                                    CUMULATIVE TOTAL RETURN
                                      -----------------------------------------------------------------------------------
                                       NET ASSET                                                   S&P 500 INDEX
                                         VALUE     MARKET VALUE   S&P 500 O-STRIP INDEX   (BROAD-BASED COMPARATIVE INDEX)
    ------------------------------------------------------------------------------------------------------------------
       SIX MONTHS ENDED 12/31/05          5.38%        4.56%              5.58%                        5.77%
    ------------------------------------------------------------------------------------------------------------------
       ONE YEAR ENDED 12/31/05           -1.85%       -2.15%             -1.50%                        4.91%
    ------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION OF TRADING (1)    11.02%       11.04%             11.58%                       14.07%
    ------------------------------------------------------------------------------------------------------------------

    ---------------------------------------------------------------------------------------------------------------------
                                                                  AVERAGE ANNUAL TOTAL RETURN
                                      -----------------------------------------------------------------------------------
                                       NET ASSET                                                   S&P 500 INDEX
                                         VALUE     MARKET VALUE   S&P 500 O-STRIP INDEX   (BROAD-BASED COMPARATIVE INDEX)
    ------------------------------------------------------------------------------------------------------------------
       ONE YEAR ENDED 12/31/05           -1.85%       -2.15%             -1.50%                        4.91%
    ------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION OF TRADING (1)     8.42%        8.44%              8.56%                       10.71%
    ------------------------------------------------------------------------------------------------------------------

   (1) For the period September 15, 2004 (commencement of trading on the AMEX) to December 31, 2005.

                   [streetTRACKS (R) semi-annual report LOGO]
               SPDR(R) O-Strip ETF--PERFORMANCE SUMMARY (continued)

       COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
      SPDR O-STRIP ETF (Based on Net Asset Value)

[LINE GRAPH]

                                                                              S&P 500 INDEX (BROAD-
                                                                                BASED COMPARATIVE
                                                   SPDR O-STRIP ETF(A)              INDEX)(C)           S&P 500 O-STRIP INDEX(B)
                                                   -------------------        ---------------------     ------------------------
9/9/04                                                    10000                       10000                       10000
9/30/04                                                   10080                        9975                       10080
12/31/04                                                  11459                       10895                       11477
3/31/05                                                   10450                       10661                       10473
6/30/05                                                   10673                       10806                       10707
9/30/05                                                   11127                       11196                       11171
12/31/05                                                  11247                       11431                       11304

                   [streetTRACKS (R) semi-annual report LOGO]
                    SPDR()(R) O-Strip ETF--PORTFOLIO SUMMARY

   TOP FIVE HOLDINGS AS OF DECEMBER 31, 2005

    ------------------------------------------------------------------------------------------------------
       DESCRIPTION        MICROSOFT     INTEL CORP.     CISCO SYSTEMS,     AMGEN,     QUALCOMM,
                          CORP.                         INC.               INC.       INC.
    ------------------------------------------------------------------------------------------------------
       MARKET VALUE       $5,858,411    3,682,773       2,572,400                     1,731,902
                                                                         2,378,654
    ------------------------------------------------------------------------------------------------------
       % OF NET ASSETS    14.89%        9.36            6.54               6.05       4.40
    ------------------------------------------------------------------------------------------------------

   INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2005*

    ----------------------------------------------------------
                                            PERCENT OF
    INDUSTRY                                NET ASSETS
    ----------------------------------------------------------
    Computer Software/Services                 30.0%
    Electronics (Semiconductors)               13.3
    Biotechnology                              10.5
    Computers (Hardware)                        9.0
    Computers (Networking)                      6.5
    Communications Equipment                    5.7
    Broadcasting (TV, Radio & Cable)            3.5
    Equipment (Semiconductors)                  2.6
    Retail (Specialty)                          2.6
    Banks (Regional)                            2.2
    Services (Commercial & Consumer)            1.7
    Retail (Discounters)                        1.5
    Restaurants                                 1.4
    Investment Banking/Brokerage                1.0
    Health Care (Managed Care)                  0.8
    Retail                                      0.7
    Retail (General Merchandising Chain)        0.7
    Trucks & Parts                              0.7

    ----------------------------------------------------------
                                            PERCENT OF
    INDUSTRY                                NET ASSETS
    ----------------------------------------------------------
    Computers (Peripherals)                     0.6%
    Financial (Diversified)                     0.6
    Health Care (Medical
      Products/Supplies)                        0.6
    Investment Management                       0.6
    Insurance (Multi-Line)                      0.5
    Services (Data Processing)                  0.5
    Insurance (Property/Casualty)               0.4
    Banks (Major Regional)                      0.3
    Chemicals (Specialty)                       0.3
    Distributors (Food & Health)                0.3
    Services (Employment)                       0.3
    Electrical Equipment                        0.2
    Electronics (Instrument)                    0.2
    Electronics (Component Distribution)        0.1
    Short Term Investments                      0.1
    Other Assets & Liabilities                  0.0**
    ----------------------------------------------------------
    TOTAL                                     100.0%
    ----------------------------------------------------------

   * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
   ** Amount shown represents less than 0.005% of net assets.

STREETTRACKS DJ WILSHIRE TOTAL MARKET ETF
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                      SHARES     VALUE
--------------------                      ------     -----
COMMON STOCKS -- 99.6%
AEROSPACE/DEFENSE -- 1.5%
Boeing Co. ...........................     5,421  $    380,771
General Dynamics Corp. ...............     1,200       136,860
Goodrich Corp. .......................     1,495        61,445
Kaman Corp. (Class A).................     2,547        50,150
L-3 Communications Holdings, Inc. ....     1,093        81,265
Lockheed Martin Corp. ................     2,471       157,230
Northrop Grumman Corp. ...............     2,321       139,515
Raytheon Co. .........................     3,605       144,741
Rockwell Collins, Inc. ...............     1,735        80,625
United Technologies Corp. ............     6,490       362,856
                                                  ------------
                                                     1,595,458
                                                  ------------
AGRICULTURE -- 0.0% (B)
Delta and Pine Land Co. ..............     1,792        41,234
                                                  ------------
AIRLINES -- 0.2%
AMR Corp. (a).........................     2,358        52,418
JetBlue Airways Corp. (a).............     2,654        40,811
Southwest Airlines Co. ...............     6,311       103,690
                                                  ------------
                                                       196,919
                                                  ------------
AUTO PARTS & EQUIPMENT -- 0.2%
Dana Corp. ...........................     3,296        23,665
Gentex Corp. .........................     2,813        54,853
Lear Corp. ...........................     1,125        32,018
Modine Manufacturing Co. .............     1,661        54,132
The Goodyear Tire & Rubber Co. (a)....     2,695        46,839
                                                  ------------
                                                       211,507
                                                  ------------
AUTOMOBILES & PARTS -- 0.3%
Ford Motor Co. .......................    14,758       113,932
General Motors Corp. .................     3,980        77,292
Harley-Davidson, Inc. ................     2,517       129,600
                                                  ------------
                                                       320,824
                                                  ------------
BANKS (MAJOR REGIONAL) -- 3.4%
Bank of America Corp. ................    27,540     1,270,971
Comerica, Inc. .......................       500        28,380
First Bancorp.........................     2,385        48,082
Keycorp...............................     2,841        93,554
National City Corp. ..................     3,700       124,209
PNC Financial Services Group..........     1,781       110,119
SunTrust Banks, Inc. .................     2,188       159,199
U.S. Bancorp..........................    12,767       381,606
Wachovia Corp. .......................    10,694       565,285
Wells Fargo & Co. ....................    11,144       700,177
                                                  ------------
                                                     3,481,582
                                                  ------------
BANKS (REGIONAL) -- 2.4%
AmSouth Bancorp.......................       600        15,726
Arrow Financial Corp. ................     2,031        53,111
Bank of Granite Corp. ................     3,359        62,242
BB&T Corp. ...........................     3,779       158,378
Capitol Bancorp, Ltd. ................     1,631        61,065
Cathay General Bancorp................       300        10,782
Columbia Banking System, Inc. ........     2,190        62,525
Commerce Bancorp, Inc. ...............     1,828        62,902
Commercial Bankshares, Inc. ..........     1,404        49,660
Community Banks, Inc. ................     2,655        74,340
Compass Bancshares, Inc. .............       500        24,145

SECURITY DESCRIPTION                      SHARES     VALUE
--------------------                      ------     -----
CVB Financial Corp. ..................     3,253  $     66,068
Farmers Capital Bank Corp. ...........     1,803        55,424
Fifth Third Bancorp...................     3,435       129,568
First Commonwealth Financial Corp. ...     5,209        67,352
First Merchants Corp. ................     2,462        64,012
FNB Corp. ............................     2,199        67,443
Foothill Independent Bancorp..........     2,027        50,918
Independent Bank Corp. ...............     1,702        48,558
Integra Bank Corp. ...................     2,806        59,880
International Bancshares Corp. .......       400        11,744
Lakeland Financial Corp. .............     1,490        60,166
M&T Bank Corp. .......................       600        65,430
Marshall & Ilsley Corp. ..............       800        34,432
National Penn Bancshares, Inc. .......     3,157        60,141
NewAlliance Bancshares, Inc. .........     4,604        66,942
North Fork Bancorp, Inc. .............     3,198        87,497
Old National Bancorp..................       500        10,820
Omega Financial Corp. ................     2,032        56,632
Regions Financial Corp. ..............     3,456       118,057
Renasant Corp. .......................     1,911        60,445
Republic Bancorp, Inc. ...............     4,967        59,112
Sandy Spring Bancorp, Inc. ...........     1,722        60,063
Simmons First National Corp. .........     2,334        64,652
Sterling Financial Corp. .............     2,899        57,400
TD Banknorth, Inc. ...................     1,823        52,958
TrustCo Bank Corp. NY.................     5,064        62,895
Trustmark Corp. ......................       400        10,988
UCBH Holdings, Inc. ..................     2,788        49,850
Umpqua Holdings Corp. ................     2,873        81,967
United Bankshares, Inc. ..............       300        10,572
United Community Banks, Inc. .........     2,321        61,878
Zions Bancorp.........................       156        11,787
                                                  ------------
                                                     2,460,527
                                                  ------------
BEVERAGES (ALCOHOLIC) -- 0.3%
Anheuser-Busch Cos., Inc. ............     5,022       215,745
Constellation Brands, Inc. (Class A)
  (a).................................     2,149        56,368
                                                  ------------
                                                       272,113
                                                  ------------
BEVERAGES (NON-ALCOHOLIC) -- 1.4%
Coca-Cola Enterprises, Inc. ..........     3,012        57,740
PepsiCo, Inc. ........................    11,630       687,100
The Coca-Cola Co. ....................    15,434       622,145
The Pepsi Bottling Group, Inc. .......     2,076        59,394
                                                  ------------
                                                     1,426,379
                                                  ------------
BIOTECHNOLOGY -- 2.1%
Affymetrix, Inc. (a)..................       865        41,304
Amgen, Inc. (a).......................     9,280       731,821
Applera Corp. -- Applied Biosystems
  Group...............................     3,066        81,433
Biogen Idec, Inc. (a).................     2,985       135,310
Celgene Corp. (a).....................     1,677       108,670
Chiron Corp. (a)......................       733        32,589
Genentech, Inc. (a)...................     3,522       325,785
Genzyme Corp. (a).....................     1,844       130,518
Gilead Sciences, Inc. (a).............     3,650       192,099
Human Genome Sciences, Inc. (a).......     3,248        27,803
ImClone Systems, Inc. (a).............     1,055        36,123
Invitrogen Corp. (a)..................       704        46,914

See accompanying notes to financial statements.

STREETTRACKS DJ WILSHIRE TOTAL MARKET ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                      SHARES     VALUE
--------------------                      ------     -----
MedImmune, Inc. (a)...................     2,914  $    102,048
Millennium Pharmaceuticals, Inc.
  (a).................................     4,928        47,802
Millipore Corp. (a)...................       876        57,851
Nektar Therapeutics (a)...............       600         9,876
Neurocrine Biosciences, Inc. (a)......     1,031        64,675
Techne Corp. (a)......................       966        54,241
                                                  ------------
                                                     2,226,862
                                                  ------------
BROADCASTING (TV, RADIO & CABLE) -- 1.6%
Cablevision Systems New York Group
  (Class A) (a).......................     2,220        52,103
Clear Channel Communications, Inc. ...     4,266       134,166
Comcast Corp. (Class A) (a)...........    16,180       420,033
Discovery Holding Co. (Class A) (a)...     2,217        33,587
EchoStar Communications Corp. (Class
  A) (a)..............................     2,499        67,898
Journal Communications, Inc. .........     2,907        40,553
Liberty Global, Inc. (Class A) (a)....     2,982        67,095
Liberty Global, Inc. (Ser. C) (a).....     2,982        63,218
Liberty Media Corp. (a)...............    20,376       160,359
News Corp. (Class A)..................    17,614       273,898
Radio One, Inc. (Class A) (a).........     2,755        28,294
Sirius Satellite Radio, Inc. (a)......    11,148        74,692
The DIRECTV Group, Inc. (a)...........     8,041       113,539
Univision Communications, Inc. (a)....     2,683        78,853
XM Satellite Radio Holdings, Inc.
  (Class A) (a).......................     2,117        57,752
                                                  ------------
                                                     1,666,040
                                                  ------------
BUILDING MATERIALS -- 0.3%
American Standard Cos., Inc. .........     1,701        67,955
Martin Marietta Materials, Inc. ......       283        21,712
Masco Corp. ..........................     3,148        95,038
Simpson Manufacturing Co., Inc. ......       300        10,905
Vulcan Materials Co. .................     1,061        71,883
                                                  ------------
                                                       267,493
                                                  ------------
CELLULAR/WIRELESS TELECOMMUNICATIONS -- 0.6%
American Tower Corp. (a)..............     2,862        77,560
Crown Castle International Corp.
  (a).................................     2,919        78,550
Leap Wireless International, Inc.
  (a).................................       300        11,364
Motorola, Inc. .......................    17,959       405,694
NII Holdings, Inc. (a)................     1,414        61,764
SBA Communications Corp. (a)..........       600        10,740
                                                  ------------
                                                       645,672
                                                  ------------
CHEMICALS (DIVERSIFIED) -- 1.2%
Air Products & Chemicals, Inc. .......     1,815       107,430
E. I. du Pont de Nemours & Co. .......     7,085       301,113
Lyondell Chemical Co. ................     2,366        56,358
Monsanto Co. .........................     2,176       168,705
PPG Industries, Inc. .................     1,529        88,529
Praxair, Inc. ........................     2,767       146,540
Rohm & Haas Co. ......................     1,563        75,681
The Dow Chemical Co. .................     7,076       310,070
                                                  ------------
                                                     1,254,426
                                                  ------------

SECURITY DESCRIPTION                      SHARES     VALUE
--------------------                      ------     -----
CHEMICALS (SPECIALTY) -- 0.3%
Ashland, Inc. ........................       846  $     48,983
Bunge, Ltd. ..........................     1,204        68,159
Chemtura Corp. .......................     2,533        32,169
Eastman Chemical Co. .................     1,056        54,479
Ecolab, Inc. .........................     2,160        78,343
Engelhard Corp. ......................     1,852        55,838
                                                  ------------
                                                       337,971
                                                  ------------
COAL -- 0.2%
Arch Coal, Inc. ......................       801        63,680
CONSOL Energy, Inc. ..................     1,072        69,873
Massey Energy Co. ....................     1,147        43,437
Peabody Energy Corp. .................       851        70,139
                                                  ------------
                                                       247,129
                                                  ------------
COMMUNICATIONS EQUIPMENT -- 1.3%
ADC Telecommunications, Inc. (a)......     1,768        39,497
Andrew Corp. (a)......................     2,895        31,063
Avaya, Inc. (a).......................     4,837        51,611
Avid Technology, Inc. (a).............       669        36,635
Comverse Technology, Inc. (a).........     2,161        57,461
Corning, Inc. (a).....................    11,027       216,791
Harris Corp. .........................     1,725        74,192
JDS Uniphase Corp. (a)................    20,236        47,757
Lucent Technologies, Inc. (a).........    36,803        97,896
Plantronics, Inc. ....................       400        11,320
QUALCOMM, Inc. .......................    12,041       518,726
Scientific-Atlanta, Inc. .............     1,656        71,324
Tellabs, Inc. (a).....................     5,618        61,236
                                                  ------------
                                                     1,315,509
                                                  ------------
COMPUTER SOFTWARE/SERVICES -- 5.1%
Activision, Inc. (a)..................     3,293        45,246
Adobe Systems, Inc. ..................     5,476       202,393
Affiliated Computer Services, Inc.
  (a).................................     1,187        70,247
Autodesk, Inc. .......................     2,139        91,870
BEA Systems, Inc. (a).................     5,666        53,260
BMC Software, Inc. (a)................     2,770        56,757
Cadence Design Systems, Inc. (a)......     3,808        64,431
Ceridian Corp. (a)....................     2,421        60,162
Citrix Systems, Inc. (a)..............     2,384        68,612
Computer Associates International,
  Inc. ...............................     4,081       115,043
Compuware Corp. (a)...................     6,094        54,663
EarthLink, Inc. (a)...................     3,937        43,740
eBay, Inc. (a)........................     7,488       323,856
Electronic Arts, Inc. (a).............     2,386       124,812
Emdeon Corp. (a)......................     4,444        37,596
Expedia, Inc. (a).....................     2,231        53,455
Google, Inc. (a)......................     1,273       528,117
IAC/InterActiveCorp (a)...............     2,231        63,160
Intuit, Inc. (a)......................     1,793        95,567
McAfee, Inc. (a)......................     1,834        49,756
Mercury Interactive Corp. (a).........     1,163        32,320
Microsoft Corp. ......................    69,599     1,820,014
Novell, Inc. (a)......................     5,623        49,651
Oracle Corp. (a)......................    29,931       365,458
Parametric Technology Corp. (a).......     6,427        39,205
Red Hat, Inc. (a).....................     2,764        75,291
Siebel Systems, Inc. .................     5,491        58,095

See accompanying notes to financial statements.

STREETTRACKS DJ WILSHIRE TOTAL MARKET ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                      SHARES     VALUE
--------------------                      ------     -----
Symantec Corp. (a)....................    10,174  $    178,045
Synopsys, Inc. (a)....................     2,719        54,543
Unisys Corp. (a)......................     5,393        31,441
Yahoo!, Inc. (a)......................     8,747       342,707
                                                  ------------
                                                     5,249,513
                                                  ------------
COMPUTERS (HARDWARE) -- 2.6%
Apple Computer, Inc. (a)..............     6,221       447,228
Dell, Inc. (a)........................    15,978       479,180
Hewlett-Packard Co. ..................    21,532       616,461
International Business Machines
  Corp. ..............................    11,962       983,276
Jack Henry & Associates, Inc. ........       600        11,448
Kronos, Inc. (a)......................       200         8,372
NCR Corp. (a).........................     1,872        63,536
Palm, Inc. (a)........................       300         9,540
Sun Microsystems, Inc. (a)............    29,539       123,769
                                                  ------------
                                                     2,742,810
                                                  ------------
COMPUTERS (NETWORKING) -- 0.9%
3Com Corp. (a)........................     9,556        34,402
Cisco Systems, Inc. (a)...............    48,086       823,232
Foundry Networks, Inc. (a)............       900        12,429
Juniper Networks, Inc. (a)............     4,181        93,236
                                                  ------------
                                                       963,299
                                                  ------------
COMPUTERS (PERIPHERALS) -- 0.6%
EMC Corp. (a).........................    18,657       254,108
Lexmark International, Inc. (a).......       847        37,971
Network Appliance, Inc. (a)...........     3,273        88,371
SanDisk Corp. (a).....................     1,936       121,620
Seagate Technology (a)................     2,299        45,957
Western Digital Corp. (a).............     2,616        48,684
                                                  ------------
                                                       596,711
                                                  ------------
CONSUMER FINANCE -- 1.1%
American Express Co. .................     7,690       395,728
AmeriCredit Corp. (a).................     1,882        48,236
Capital One Financial Corp. ..........     2,491       215,222
CompuCredit Corp. (a).................       300        11,544
MBNA Corp. ...........................     8,929       242,422
SLM Corp. ............................     3,304       182,017
Westcorp..............................       200        13,322
                                                  ------------
                                                     1,108,491
                                                  ------------
CONTAINERS (METALS & GLASS) -- 0.1%
Crown Holdings, Inc. (a)..............     2,458        48,005
Owens-Illinois, Inc. (a)..............     1,932        40,649
                                                  ------------
                                                        88,654
                                                  ------------
CONTAINERS/PACKAGING (PAPER & PLASTIC) -- 0.1%
Pactiv Corp. (a)......................     2,367        52,074
Sealed Air Corp. (a)..................     1,168        65,607
                                                  ------------
                                                       117,681
                                                  ------------

SECURITY DESCRIPTION                      SHARES     VALUE
--------------------                      ------     -----
DISTRIBUTORS (FOOD & HEALTH) -- 0.7%
AmerisourceBergen Corp. ..............     2,188  $     90,583
Cardinal Health, Inc. ................     3,428       235,675
McKesson Corp. .......................     2,482       128,046
Patterson Cos., Inc. (a)..............     1,301        43,453
Performance Food Group Co. (a)........     1,244        35,292
SUPERVALU, Inc. ......................     1,655        53,755
Sysco Corp. ..........................     5,054       156,927
                                                  ------------
                                                       743,731
                                                  ------------
ELECTRIC UTILITIES -- 2.8%
Allegheny Energy, Inc. (a)............     1,964        62,161
Ameren Corp. .........................     1,599        81,933
American Electric Power Co., Inc. ....     3,205       118,873
Central Vermont Public Service
  Corp. ..............................     2,719        48,969
Cinergy Corp. ........................       800        33,968
CMS Energy Corp. (a)..................     3,152        45,736
Consolidated Edison, Inc. ............       600        27,798
Constellation Energy Group, Inc. .....     1,609        92,678
Dominion Resources, Inc. .............     2,376       183,427
DTE Energy Co. .......................       800        34,552
Duke Energy Corp. ....................     6,229       170,986
Edison International..................     2,691       117,355
Energy East Corp. ....................     2,584        58,915
Entergy Corp. ........................     1,455        99,886
Exelon Corp. .........................     4,941       262,565
FirstEnergy Corp. ....................     2,501       122,524
FPL Group, Inc. ......................     2,583       107,349
Green Mountain Power Corp. ...........     1,913        55,037
MGE Energy, Inc. .....................     1,778        60,292
Northeast Utilities...................       741        14,590
Pepco Holdings, Inc. .................     3,341        74,738
PG&E Corp. ...........................     3,444       127,841
PNM Resources, Inc. ..................       400         9,796
PPL Corp. ............................     3,516       103,370
Progress Energy, Inc. ................       600        26,352
Public Service Enterprise Group,
  Inc. ...............................     1,730       112,398
TECO Energy, Inc. ....................     3,653        62,759
The AES Corp. (a).....................     5,811        91,988
The Southern Co. .....................     4,819       166,400
TXU Corp. ............................     3,203       160,759
Unitil Corp. .........................     2,184        54,818
Xcel Energy, Inc. ....................     4,819        88,959
                                                  ------------
                                                     2,879,772
                                                  ------------
ELECTRICAL EQUIPMENT -- 0.5%
American Power Conversion Corp. ......     2,356        51,832
Avocent Corp. (a).....................       400        10,876
Cooper Industries, Ltd. ..............     1,032        75,336
Emerson Electric Co. .................     3,025       225,968
Hubbell, Inc. (Class B)...............     1,120        50,534
Lincoln Electric Holdings, Inc. ......       300        11,898
Rockwell Automation, Inc. ............     1,537        90,929
                                                  ------------
                                                       517,373
                                                  ------------

See accompanying notes to financial statements.

STREETTRACKS DJ WILSHIRE TOTAL MARKET ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                      SHARES     VALUE
--------------------                      ------     -----
ELECTRONICS (COMPONENT DISTRIBUTION) -- 0.3%
Arrow Electronics, Inc. (a)...........     1,825  $     58,455
CDW Corp. ............................       897        51,640
Jabil Circuit, Inc. (a)...............     1,867        69,247
Sanmina-SCI Corp. (a).................     7,493        31,920
Solectron Corp. (a)...................    12,059        44,136
W.W. Grainger, Inc. ..................       300        21,330
                                                  ------------
                                                       276,728
                                                  ------------
ELECTRONICS (INSTRUMENT) -- 0.6%
Agilent Technologies, Inc. (a)........     3,273       108,958
Amphenol Corp. (Class A)..............     1,158        51,253
Fisher Scientific International, Inc.
  (a).................................       901        55,736
Molex, Inc. ..........................     1,958        50,810
National Instruments Corp. ...........       400        12,820
PerkinElmer, Inc. ....................     2,276        53,622
Symbol Technologies, Inc. ............     3,229        41,396
Tektronix, Inc. ......................     1,787        50,411
Thermo Electron Corp. (a).............     1,097        33,053
Trimble Navigation, Ltd. (a)..........     1,055        37,442
Vishay Intertechnology, Inc. (a)......     3,209        44,156
Waters Corp. (a)......................     1,291        48,800
Watts Water Technologies, Inc. .......     1,582        47,919
                                                  ------------
                                                       636,376
                                                  ------------
ELECTRONICS (SEMICONDUCTORS) -- 2.7%
Advanced Micro Devices, Inc. (a)......     3,637       111,292
Altera Corp. (a)......................     2,618        48,512
Analog Devices, Inc. .................     3,013       108,076
Broadcom Corp. (Class A) (a)..........     2,340       110,331
Freescale Semiconductor, Inc. (Class
  B) (a)..............................     3,847        96,829
Intel Corp. ..........................    45,233     1,129,016
International Rectifier Corp. (a).....       926        29,539
Intersil Corp. (Class A)..............     2,434        60,558
Linear Technology Corp. ..............     2,450        88,372
LSI Logic Corp. (a)...................     5,175        41,400
Marvell Technology Group, Ltd. (a)....       800        44,872
Maxim Integrated Products, Inc. ......     2,346        85,019
MEMC Electronic Materials, Inc. (a)...     2,319        51,412
Microchip Technology, Inc. ...........     2,028        65,200
Micron Technology, Inc. (a)...........     6,297        83,813
Microsemi Corp. (a)...................       500        13,830
National Semiconductor Corp. .........     3,273        85,033
NVIDIA Corp. (a)......................     1,678        61,348
QLogic Corp. (a)......................     1,194        38,817
Texas Instruments, Inc. ..............    12,177       390,516
Xilinx, Inc. .........................     2,435        61,386
                                                  ------------
                                                     2,805,171
                                                  ------------
ENGINEERING & CONSTRUCTION -- 0.1%
Fluor Corp. ..........................       928        71,697
Jacobs Engineering Group, Inc. (a)....       928        62,984
URS Corp. (a).........................       300        11,283
                                                  ------------
                                                       145,964
                                                  ------------

SECURITY DESCRIPTION                      SHARES     VALUE
--------------------                      ------     -----
ENTERTAINMENT -- 1.2%
The Walt Disney Co. ..................    14,577  $    349,411
Time Warner, Inc. ....................    32,470       566,277
Viacom, Inc. (Class B)................    10,901       355,372
                                                  ------------
                                                     1,271,060
                                                  ------------
EQUIPMENT (SEMICONDUCTORS) -- 0.4%
Applied Materials, Inc. ..............    12,978       232,825
KLA-Tencor Corp. .....................     1,745        86,081
Lam Research Corp. (a)................     1,640        58,515
Novellus Systems, Inc. (a)............     1,873        45,177
Teradyne, Inc. (a)....................     2,963        43,171
                                                  ------------
                                                       465,769
                                                  ------------
FINANCIAL (DIVERSIFIED) -- 4.2%
Chicago Mercantile Exchange Holdings,
  Inc. ...............................       277       101,795
CIT Group, Inc. ......................     2,012       104,181
Citigroup, Inc. ......................    36,127     1,753,243
Countrywide Financial Corp. ..........     4,360       149,069
Fannie Mae............................     7,021       342,695
Freddie Mac...........................     4,951       323,548
JPMorgan Chase & Co. .................    24,664       978,914
Mellon Financial Corp. ...............     3,464       118,642
Northern Trust Corp. .................     1,874        97,111
SEI Investments Co. ..................     1,486        54,982
State Street Corp. (c)................     2,369       131,337
The Bank of New York Co., Inc. .......     5,635       179,475
                                                  ------------
                                                     4,334,992
                                                  ------------
FOOD PRODUCTS -- 1.0%
Archer-Daniels-Midland Co. ...........     5,332       131,487
Campbell Soup Co. ....................     2,580        76,807
ConAgra Foods, Inc. ..................     4,663        94,566
Dean Foods Co. (a)....................     1,834        69,068
Del Monte Foods Co. (a)...............     4,858        50,669
Flowers Foods, Inc. ..................     2,117        58,344
General Mills, Inc. ..................     2,771       136,666
H.J. Heinz Co. .......................     3,006       101,362
Kellogg Co. ..........................       600        25,932
Kraft Foods, Inc. ....................     1,000        28,140
Pilgrim's Pride Corp. ................       300         9,948
Sara Lee Corp. .......................     6,658       125,836
The Hershey Co. ......................     1,410        77,902
TreeHouse Foods, Inc. (a).............       366         6,852
Tyson Foods, Inc. (Class A)...........     3,306        56,533
Wm. Wrigley Jr., Co. .................       400        26,596
                                                  ------------
                                                     1,076,708
                                                  ------------
FOOTWEAR -- 0.2%
NIKE, Inc. (Class B)..................     1,432       124,283
Wolverine World Wide, Inc. ...........     2,102        47,211
                                                  ------------
                                                       171,494
                                                  ------------

See accompanying notes to financial statements.

STREETTRACKS DJ WILSHIRE TOTAL MARKET ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                      SHARES     VALUE
--------------------                      ------     -----
GAMING & LOTTERY -- 0.4%
GTECH Holdings Corp. (a)..............     1,532  $     48,626
Harrah's Entertainment, Inc. .........     1,804       128,607
International Game Technology.........     3,097        95,325
MGM Mirage, Inc. (a)..................     1,325        48,588
Scientific Games Corp. (Class A)
  (a).................................     1,585        43,239
Station Casinos, Inc. ................       598        40,544
                                                  ------------
                                                       404,929
                                                  ------------
GOLD/PRECIOUS METALS MINING -- 0.2%
Newmont Mining Corp. .................     3,559       190,051
                                                  ------------
HAND/MACHINE TOOLS -- 0.1%
Black & Decker Corp. .................       798        69,394
                                                  ------------
HEALTH CARE (DIVERSIFIED) -- 0.5%
Baxter International, Inc. ...........     4,423       166,526
Bristol-Myers Squibb Co. .............    14,281       328,177
                                                  ------------
                                                       494,703
                                                  ------------
HEALTH CARE (DRUGS/PHARMACEUTICALS) -- 3.9%
Abbott Laboratories...................    11,199       441,577
Allergan, Inc. .......................     1,170       126,313
Barr Pharmaceuticals, Inc. (a)........     1,009        62,851
Cephalon, Inc. (a)....................     1,176        76,134
Eli Lilly & Co. ......................     7,109       402,298
Forest Laboratories, Inc. (a).........     3,164       128,712
Hospira, Inc. (a).....................     1,729        73,967
IVAX Corp. (a)........................     2,493        78,106
King Pharmaceuticals, Inc. (a)........     1,521        25,735
Merck & Co., Inc. ....................    15,740       500,689
Mylan Laboratories, Inc. .............     3,042        60,718
OSI Pharmaceuticals, Inc. (a).........       400        11,216
Pfizer, Inc. .........................    54,766     1,277,143
Schering-Plough Corp. ................    11,266       234,896
Sepracor, Inc. (a)....................     1,073        55,367
Watson Pharmaceuticals, Inc. (a)......     1,505        48,928
Wyeth.................................     9,933       457,613
                                                  ------------
                                                     4,062,263
                                                  ------------
HEALTH CARE (HOSPITAL MANAGEMENT) -- 0.2%
HCA, Inc. ............................     2,370       119,685
Health Management Associates, Inc. ...     2,325        51,057
Tenet Healthcare Corp. (a)............     5,209        39,901
Triad Hospitals, Inc. (a).............       902        35,385
                                                  ------------
                                                       246,028
                                                  ------------
HEALTH CARE (MANAGED CARE) -- 1.8%
Aetna, Inc. ..........................     2,295       216,442
Coventry Health Care, Inc. (a)........     1,503        85,611
Express Scripts, Inc. (Class A) (a)...     1,316       110,281
Health Net, Inc. (a)..................     1,513        77,995
Humana, Inc. (a)......................     1,580        85,841
Lincare Holdings, Inc. (a)............     1,242        52,052
Manor Care, Inc. .....................     1,199        47,684
Medco Health Solutions, Inc. (a)......     2,285       127,503
Omnicare, Inc. .......................     1,299        74,329
UnitedHealth Group, Inc. .............    10,406       646,629
WellPoint, Inc. (a)...................     4,386       349,959
                                                  ------------
                                                     1,874,326
                                                  ------------

SECURITY DESCRIPTION                      SHARES     VALUE
--------------------                      ------     -----
HEALTH CARE (MEDICAL PRODUCTS/SUPPLIES) -- 3.0%
Advanced Medical Optics, Inc. (a).....     1,110  $     46,398
Bausch & Lomb, Inc. ..................       643        43,660
Becton, Dickinson & Co. ..............     1,970       118,358
Biomet, Inc. .........................     2,138        78,187
Boston Scientific Corp. (a)...........     4,892       119,805
C.R. Bard, Inc. ......................     1,028        67,766
Cytyc Corp. (a).......................     1,813        51,181
Dade Behring Holdings, Inc. ..........     1,644        67,223
Edwards Lifesciences Corp. (a)........     1,075        44,731
Guidant Corp. ........................     2,335       151,191
Henry Schein, Inc. (a)................     1,338        58,390
Hologic, Inc. (a).....................       400        15,168
Johnson & Johnson.....................    20,822     1,251,402
Kinetic Concepts, Inc. (a)............       713        28,349
Medtronic, Inc. ......................     8,620       496,253
St. Jude Medical, Inc. (a)............     3,005       150,851
Stryker Corp. ........................     2,306       102,456
Varian Medical Systems, Inc. (a)......     1,575        79,285
Zimmer Holdings, Inc. (a).............     1,924       129,754
                                                  ------------
                                                     3,100,408
                                                  ------------
HEALTH CARE (SPECIAL SERVICES) -- 0.3%
American Healthways, Inc. (a).........       200         9,050
DaVita, Inc. (a)......................     1,134        57,426
IMS Health, Inc. .....................     2,772        69,078
Laboratory Corp. of America Holdings
  (a).................................     1,339        72,105
Quest Diagnostics, Inc. ..............     1,063        54,723
Renal Care Group, Inc. (a)............       985        46,601
                                                  ------------
                                                       308,983
                                                  ------------
HOMEBUILDING -- 0.6%
Beazer Homes USA, Inc. ...............       731        53,246
Centex Corp. .........................     1,175        84,001
D.R. Horton, Inc. ....................     2,689        96,078
KB HOME...............................       833        60,526
Lennar Corp. (Class A)................     1,218        74,322
NVR, Inc. (a).........................        67        47,034
Pulte Homes, Inc. ....................     1,907        75,060
Ryland Group, Inc. ...................       647        46,668
Thor Industries, Inc. ................       300        12,021
Toll Brothers, Inc. (a)...............     1,002        34,709
                                                  ------------
                                                       583,665
                                                  ------------
HOUSEHOLD FURNISHINGS & APPLIANCES -- 0.3%
Bassett Furniture Industries, Inc. ...     2,666        49,321
Harman International Industries,
  Inc. ...............................       713        69,767
Kimball International, Inc. (Class
  B)..................................     3,889        41,340
Leggett & Platt, Inc. ................     2,272        52,165
National Presto Industries, Inc. .....       354        15,700
Whirlpool Corp. ......................       785        65,752
                                                  ------------
                                                       294,045
                                                  ------------
HOUSEHOLD PRODUCTS (NON-DURABLE) -- 2.0%
American Greetings Corp. (Class A)....     1,659        36,448
Church & Dwight Co., Inc. ............     1,502        49,611
Colgate-Palmolive Co. ................     3,837       210,460
Energizer Holdings, Inc. (a)..........       941        46,852
Fortune Brands, Inc. .................     1,185        92,454
Kimberly-Clark Corp. .................     3,166       188,852
Newell Rubbermaid, Inc. ..............     3,111        73,980

See accompanying notes to financial statements.

STREETTRACKS DJ WILSHIRE TOTAL MARKET ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                      SHARES     VALUE
--------------------                      ------     -----
Procter & Gamble Co. .................    23,565  $  1,363,942
The Clorox Co. .......................     1,063        60,474
                                                  ------------
                                                     2,123,073
                                                  ------------
INSURANCE (FINANCIAL GUARANTEE) -- 0.3%
Ambac Financial Group, Inc. ..........     1,093        84,226
MBIA, Inc. ...........................     1,382        83,141
MGIC Investment Corp. ................     1,069        70,362
Radian Group, Inc. ...................     1,259        73,765
                                                  ------------
                                                       311,494
                                                  ------------
INSURANCE (LIFE/HEALTH) -- 0.9%
AFLAC, Inc. ..........................     3,954       183,545
CIGNA Corp. ..........................       988       110,360
Lincoln National Corp. ...............     1,784        94,605
Principal Financial Group, Inc. ......     2,699       128,014
Prudential Financial, Inc. ...........     3,843       281,269
Reinsurance Group America, Inc. ......       300        14,328
The Phoenix Cos., Inc. ...............     3,822        52,132
Torchmark Corp. ......................       400        22,240
UnumProvident Corp. ..................     3,798        86,404
                                                  ------------
                                                       972,897
                                                  ------------
INSURANCE (MULTI-LINE) -- 2.3%
ACE, Ltd. ............................     2,014       107,628
Alfa Corp. ...........................     4,134        66,557
American International Group, Inc. ...    16,481     1,124,499
Assurant, Inc. .......................     1,807        78,586
Cincinnati Financial Corp. ...........     1,034        46,199
Genworth Financial, Inc. (Class A)....     2,724        94,196
Hanover Insurance Group, Inc. ........     1,295        54,092
Leucadia National Corp. ..............     1,187        56,335
Loews Corp. ..........................     1,195       113,346
MetLife, Inc. ........................     3,374       165,326
The Allstate Corp. ...................     4,641       250,939
The Hartford Financial Services Group,
  Inc. ...............................     2,195       188,529
XL Capital, Ltd. (Class A)............       957        64,483
                                                  ------------
                                                     2,410,715
                                                  ------------
INSURANCE (PROPERTY/CASUALTY) -- 0.8%
Chubb Corp. ..........................     1,443       140,909
Fidelity National Financial, Inc. ....     1,893        69,643
Fidelity National Title Group,
  Inc. ...............................       345         8,401
Philadelphia Consolidated Holding
  Corp. (a)...........................       100         9,669
ProAssurance Corp. (a)................     1,288        62,648
SAFECO Corp. .........................     1,381        78,027
Selective Insurance Group, Inc. ......     1,222        64,888
The Progressive Corp. ................     1,269       148,194
The St. Paul Travelers Cos., Inc. ....     5,176       231,212
                                                  ------------
                                                       813,591
                                                  ------------
INSURANCE BROKERS -- 0.2%
Aon Corp. ............................     2,756        99,078
Marsh & McLennan Cos., Inc. ..........     3,727       118,370
                                                  ------------
                                                       217,448
                                                  ------------
INVESTMENT BANKING/BROKERAGE -- 1.8%
Ameritrade Holding Corp. (a)..........     1,866        44,784
E*TRADE Financial Corp. (a)...........     4,545        94,809

SECURITY DESCRIPTION                      SHARES     VALUE
--------------------                      ------     -----
Friedman, Billings, Ramsey Group,
  Inc. ...............................     2,811  $     27,829
Goldman Sachs Group, Inc. ............     2,935       374,829
Lehman Brothers Holdings, Inc. .......     2,032       260,441
Merrill Lynch & Co., Inc. ............     6,009       406,990
Morgan Stanley........................     7,125       404,272
The Bear Stearns Cos., Inc. ..........       808        93,348
The Charles Schwab Corp. .............    10,153       148,945
                                                  ------------
                                                     1,856,247
                                                  ------------
INVESTMENT MANAGEMENT -- 0.5%
Ameriprise Financial, Inc. ...........     1,538        63,058
Franklin Resources, Inc. .............     1,234       116,008
Janus Capital Group, Inc. ............     3,573        66,565
Legg Mason, Inc. .....................     1,012       121,126
T. Rowe Price Group, Inc. ............       887        63,891
Waddell & Reed Financial, Inc. (Class
  A)..................................     2,555        53,579
                                                  ------------
                                                       484,227
                                                  ------------
LEISURE TIME (PRODUCTS) -- 0.5%
Brunswick Corp. ......................     1,324        53,834
Carnival Corp. .......................     3,306       176,772
Eastman Kodak Co. ....................     2,779        65,029
Hasbro, Inc. .........................     2,677        54,022
Mattel, Inc. .........................     4,220        66,760
SCP Pool Corp. .......................     1,275        47,455
The Topps Co., Inc....................     5,266        39,126
                                                  ------------
                                                       502,998
                                                  ------------
LODGING (HOTELS) -- 0.4%
Hilton Hotels Corp. ..................     3,503        84,457
La Quinta Corp. (a)...................     4,532        50,487
Marriott International, Inc. (Class
  A)..................................     1,527       102,263
Starwood Hotels & Resorts Worldwide,
  Inc. (Class B)......................     1,744       111,372
Wynn Resorts, Ltd. (a)................       828        45,416
                                                  ------------
                                                       393,995
                                                  ------------
MACHINERY (DIVERSIFIED) -- 0.8%
Caterpillar, Inc. ....................     4,978       287,579
Danaher Corp. ........................     1,803       100,571
Deere & Co. ..........................     1,934       131,725
Dover Corp. ..........................     1,423        57,617
Eaton Corp. ..........................     1,357        91,041
IDEX Corp. ...........................     1,640        67,421
Joy Global, Inc. .....................     1,975        79,000
Manitowoc Co. ........................       200        10,044
                                                  ------------
                                                       824,998
                                                  ------------
MANUFACTURING (DIVERSIFIED) -- 4.4%
3M Co. ...............................     4,857       376,418
Crane Co. ............................       400        14,108
Federal Signal Corp. .................     2,843        42,673
General Electric Co. .................    74,906     2,625,455
Harsco Corp. .........................       872        58,869
Honeywell International, Inc. ........     5,533       206,104
Illinois Tool Works, Inc. ............     1,805       158,822
Ingersoll-Rand Co., Ltd. (Class A)....     2,884       116,427
ITT Industries, Inc. .................       887        91,201
Johnson Controls, Inc. ...............     1,665       121,395
Parker-Hannifin Corp. ................     1,204        79,416
Pentair, Inc. ........................     1,312        45,290

See accompanying notes to financial statements.

STREETTRACKS DJ WILSHIRE TOTAL MARKET ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                      SHARES     VALUE
--------------------                      ------     -----
Roper Industries, Inc. ...............     1,411  $     55,749
SPX Corp. ............................     1,101        50,393
Textron, Inc. ........................     1,141        87,834
Tyco International, Ltd. .............    14,496       418,355
                                                  ------------
                                                     4,548,509
                                                  ------------
MANUFACTURING (SPECIALIZED) -- 0.1%
CLARCOR, Inc. ........................       400        11,884
Donaldson Co., Inc. ..................       361        11,480
Pall Corp. ...........................     2,249        60,408
Zebra Technologies Corp. (Class A)
  (a).................................     1,009        43,236
                                                  ------------
                                                       127,008
                                                  ------------
METAL FABRICATORS -- 0.2%
Precision Castparts Corp. ............       888        46,007
Quanex Corp. .........................       200         9,994
The Timken Co. .......................     2,092        66,986
                                                  ------------
                                                       122,987
                                                  ------------
METALS MINING -- 0.4%
Alcoa, Inc. ..........................     6,793       200,869
Freeport-McMoRan Copper & Gold,
  Inc. ...............................     1,942       104,480
Phelps Dodge Corp. ...................       906       130,346
                                                  ------------
                                                       435,695
                                                  ------------
NATURAL GAS (DISTRIBUTION/PIPE LINE) -- 0.8%
Cascade Natural Gas Corp. ............     3,064        59,779
Chesapeake Utilities Corp. ...........     1,923        59,228
Crosstex Energy LP....................     1,262        43,009
El Paso Corp. ........................     6,466        78,627
EnergySouth, Inc. ....................     2,189        58,621
Enterprise Products Partners LP.......     2,645        63,506
KeySpan Corp. ........................       600        21,414
Kinder Morgan, Inc. ..................       800        73,560
NiSource, Inc. .......................     1,000        20,860
Pacific Energy Partners LP............     1,819        53,424
Questar Corp. ........................       574        43,452
Sempra Energy.........................     1,851        82,999
The Williams Cos., Inc. ..............     5,242       121,457
                                                  ------------
                                                       779,936
                                                  ------------
OFFICE EQUIPMENT & SUPPLIES -- 0.3%
ACCO Brands Corp. (a).................       302         7,399
Ennis, Inc. ..........................     2,894        52,584
Herman Miller, Inc. ..................     1,584        44,653
Pitney Bowes, Inc. ...................     2,029        85,725
Xerox Corp. (a).......................     8,275       121,229
                                                  ------------
                                                       311,590
                                                  ------------
OIL & GAS (DRILLING & EQUIPMENT) -- 1.9%
Baker Hughes, Inc. ...................     2,299       139,733
BJ Services Co. ......................     2,854       104,656
ENSCO International, Inc. ............     1,729        76,681
GlobalSantaFe Corp. ..................     2,019        97,215
Grant Prideco, Inc. (a)...............     2,061        90,931
Grey Wolf, Inc. (a)...................     5,953        46,017
Halliburton Co. ......................     3,895       241,334
Nabors Industries, Ltd. (a)...........     1,366       103,475
National-Oilwell Varco, Inc. (a)......     1,620       101,574

SECURITY DESCRIPTION                      SHARES     VALUE
--------------------                      ------     -----
Noble Corp. ..........................     1,284  $     90,573
Patterson-UTI Energy, Inc. ...........     2,147        70,744
Rowan Cos., Inc. .....................     1,790        63,796
Schlumberger, Ltd. ...................     4,008       389,377
Superior Energy Services, Inc. (a)....     2,510        52,836
Transocean, Inc. (a)..................     2,642       184,121
Weatherford International, Ltd. (a)...     2,431        88,002
                                                  ------------
                                                     1,941,065
                                                  ------------
OIL & GAS (EXPLORATION/PRODUCTS) -- 1.9%
Anadarko Petroleum Corp. .............     1,865       176,709
Apache Corp. .........................     2,467       169,039
Burlington Resources, Inc. ...........     3,020       260,324
Chesapeake Energy Corp. ..............     2,959        93,889
Cross Timbers Royalty Trust...........     1,253        61,272
Denbury Resources, Inc. (a)...........     2,582        58,818
Devon Energy Corp. ...................     3,647       228,083
Encore Aquisition Co. (a).............       300         9,612
EOG Resources, Inc. ..................     2,044       149,968
Kerr-McGee Corp. .....................       726        65,964
Murphy Oil Corp. .....................     1,580        85,304
Newfield Exploration Co. (a)..........       852        42,660
Noble Energy, Inc. ...................     1,694        68,268
Pioneer Natural Resources Co. ........     1,496        76,700
Plains Exploration & Production Co.
  (a).................................     1,364        54,192
Range Resources Corp. ................     2,440        64,270
Southwestern Energy Co. (a)...........     1,009        36,263
St. Mary Land & Exploration Co. ......     1,731        63,718
Ultra Petroleum Corp. (a).............     1,075        59,985
XTO Energy, Inc. .....................     3,161       138,894
                                                  ------------
                                                     1,963,932
                                                  ------------
OIL & GAS (REFINING & MARKETING) -- 0.4%
Holly Corp. ..........................       200        11,774
Sunoco, Inc. .........................     1,427       111,848
Tesoro Petroleum Corp. ...............       909        55,949
Valero Energy Corp. ..................     4,892       252,427
                                                  ------------
                                                       431,998
                                                  ------------
OIL (INTEGRATED) -- 4.3%
Amerada Hess Corp. ...................       598        75,838
Chevron Corp. ........................    15,454       877,324
ConocoPhillips........................     8,894       517,453
Exxon Mobil Corp. ....................    45,563     2,559,274
Marathon Oil Corp. ...................     2,967       180,898
Occidental Petroleum Corp. ...........     2,841       226,939
                                                  ------------
                                                     4,437,726
                                                  ------------
PAPER & FOREST PRODUCTS -- 0.1%
Weyerhaeuser Co. .....................     1,835       121,734
                                                  ------------
PAPER & RELATED PRODUCTS -- 0.4%
International Paper Co. ..............     4,039       135,751
Longview Fibre Co. ...................     2,050        42,660
MeadWestvaco Corp. ...................     2,635        73,859
Smurfit-Stone Container Corp. (a).....     3,965        56,184
Temple-Inland, Inc. ..................     1,275        57,184
                                                  ------------
                                                       365,638
                                                  ------------

See accompanying notes to financial statements.

STREETTRACKS DJ WILSHIRE TOTAL MARKET ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                      SHARES     VALUE
--------------------                      ------     -----
PERSONAL & HOUSEHOLD GOODS -- 0.1%
Avon Products, Inc. ..................     3,728  $    106,434
The Estee Lauder Cos., Inc. (Class
  A)..................................     1,500        50,220
                                                  ------------
                                                       156,654
                                                  ------------
POWER PRODUCERS (INDEPENDENT) -- 0.1%
Headwaters, Inc. (a)..................       300        10,632
NRG Energy, Inc. (a)..................     1,293        60,926
Reliant Energy, Inc. (a)..............     3,942        40,682
                                                  ------------
                                                       112,240
                                                  ------------
PUBLISHING -- 0.2%
Courier Corp. ........................     1,455        49,965
Dex Media, Inc. ......................       704        19,071
The McGraw-Hill Cos., Inc. ...........     3,072       158,607
                                                  ------------
                                                       227,643
                                                  ------------
PUBLISHING (NEWSPAPERS) -- 0.2%
Gannett Co., Inc. ....................     1,711       103,635
The New York Times Co. (Class A)......       928        24,546
Tribune Co. ..........................     2,017        61,034
                                                  ------------
                                                       189,215
                                                  ------------
RAILROADS -- 0.6%
Burlington Northern Santa Fe Corp. ...     2,964       209,910
CSX Corp. ............................     2,114       107,328
Kansas City Southern Industries, Inc.
  (a).................................       500        12,215
Norfolk Southern Corp. ...............     3,554       159,326
Union Pacific Corp. ..................     1,966       158,283
                                                  ------------
                                                       647,062
                                                  ------------
REAL ESTATE INVESTMENT TRUST -- 2.3%
Agree Realty Corp. ...................     1,973        57,020
American Financial Realty Trust.......     3,935        47,220
American Land Lease, Inc. ............     1,729        40,925
Annaly Mortgage Management, Inc. .....       900         9,846
Anthracite Capital, Inc. .............     4,995        52,597
Archstone-Smith Trust.................     2,472       103,552
Ashford Hospitality Trust, Inc. ......     4,402        46,177
Avalonbay Communities, Inc. ..........       200        17,850
Boston Properties, Inc. ..............       500        37,065
CB Richard Ellis Group, Inc. (Class A)
  (a).................................     1,021        60,086
CentraCore Properties Trust...........     2,320        62,338
Commercial Net Lease Realty...........     4,004        81,561
Corporate Office Properties Trust.....     2,236        79,467
Crescent Real Estate Equities Co. ....     3,739        74,107
Equity Office Properties Trust........     3,279        99,452
Equity Residential....................     2,484        97,174
General Growth Properties, Inc. ......     2,166       101,780
Glimcher Realty Trust.................     2,462        59,876
GMH Communities Trust.................     3,328        51,617
Highland Hospitality Corp. ...........     4,411        48,742
HomeBanc Corp. .......................     4,552        34,049
Host Marriott Corp. ..................     4,301        81,504
Innkeepers USA Trust..................     3,645        58,320
Investors Real Estate Trust...........     6,037        55,722
Jones Lang LaSalle, Inc. .............       200        10,070
Kimco Realty Corp. ...................       800        25,664
LaSalle Hotel Properties..............     1,846        67,785

SECURITY DESCRIPTION                      SHARES     VALUE
--------------------                      ------     -----
National Health Realty, Inc. .........     3,010  $     55,896
Nationwide Health Properties, Inc. ...       500        10,700
One Liberty Properties, Inc. .........     3,443        63,386
Pennsylvania Real Estate Investment
  Trust...............................     1,578        58,954
Plum Creek Timber Co., Inc. ..........     2,306        83,131
PMC Commercial Trust..................     4,602        56,605
Post Properties, Inc. ................       300        11,985
ProLogis..............................     1,760        82,227
Public Storage, Inc. .................       300        20,316
Ramco-Gershenson Properties Trust.....     2,247        59,883
Simon Property Group, Inc. ...........     1,677       128,509
Tanger Factory Outlet Centers,
  Inc. ...............................     2,365        67,970
The St. Joe Co. ......................       809        54,381
Urstadt Biddle Properties (Class A)...     3,321        53,833
Vornado Realty Trust..................       300        25,041
                                                  ------------
                                                     2,394,383
                                                  ------------
REINSURANCE -- 0.7%
Berkshire Hathaway, Inc. (Class A)
  (a).................................         8       708,960
                                                  ------------
RESTAURANTS -- 0.9%
Bob Evans Farms, Inc. ................     2,270        52,346
Brinker International, Inc. ..........       550        21,263
Darden Restaurants, Inc. .............     1,710        66,485
McDonald's Corp. .....................     9,110       307,189
Panera Bread Co. (Class A) (a)........       200        13,136
Ruby Tuesday, Inc. ...................       500        12,945
Starbucks Corp. (a)...................     6,350       190,564
The Cheesecake Factory, Inc. (a)......     1,697        63,451
The Steak n Shake Co. (a).............     2,295        38,900
Wendy's International, Inc. ..........     1,201        66,367
Yum! Brands, Inc. ....................     2,465       115,559
                                                  ------------
                                                       948,205
                                                  ------------
RETAIL -- 0.3%
Albertson's, Inc. ....................     2,701        57,666
Safeway, Inc. ........................     3,823        90,452
The Kroger Co. (a)....................     5,497       103,784
Whole Foods Market, Inc. .............     1,100        85,129
                                                  ------------
                                                       337,031
                                                  ------------
RETAIL (BUILDING SUPPLIES) -- 1.0%
Lowe's Cos., Inc. ....................     5,201       346,699
The Home Depot, Inc. .................    15,886       643,065
                                                  ------------
                                                       989,764
                                                  ------------
RETAIL (COMPUTERS & ELECTRONICS) -- 0.2%
Best Buy Co., Inc. ...................     3,255       141,527
Circuit City Stores, Inc. ............     2,542        57,424
RadioShack Corp. .....................     1,762        37,055
                                                  ------------
                                                       236,006
                                                  ------------
RETAIL (DEPARTMENT STORES) -- 0.5%
Dillards, Inc. (Class A)..............       500        12,410
Federated Department Stores, Inc. ....     2,253       149,442
J. C. Penney Co., Inc. ...............     2,147       119,373
Kohl's Corp. (a)......................     2,425       117,855
Nordstrom, Inc. ......................     2,155        80,597
                                                  ------------
                                                       479,677
                                                  ------------

See accompanying notes to financial statements.

STREETTRACKS DJ WILSHIRE TOTAL MARKET ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                      SHARES     VALUE
--------------------                      ------     -----
RETAIL (DISCOUNTERS) -- 0.4%
Big Lots, Inc. (a)....................     2,790  $     33,508
Costco Wholesale Corp. ...............     3,680       182,049
Dollar General Corp. .................     3,181        60,662
Dollar Tree Stores, Inc. (a)..........     1,773        42,446
Family Dollar Stores, Inc. ...........     1,917        47,522
                                                  ------------
                                                       366,187
                                                  ------------
RETAIL (GENERAL MERCHANDISING CHAIN) -- 1.2%
Sears Holdings Corp. (a)..............       721        83,297
Target Corp. .........................     6,100       335,317
Wal-Mart Stores, Inc. ................    17,774       831,823
                                                  ------------
                                                     1,250,437
                                                  ------------
RETAIL (SPECIALTY APPAREL) -- 0.5%
Abercrombie & Fitch Co. ..............       873        56,902
American Eagle Outfitters, Inc. ......     1,457        33,482
Chico's FAS, Inc. (a).................     1,710        75,120
Foot Locker, Inc. ....................     1,782        42,037
Limited Brands........................     3,030        67,721
Mens Wearhouse, Inc. (a)..............       400        11,776
Ross Stores, Inc. ....................     1,736        50,170
The Gap, Inc. ........................     4,939        87,124
The TJX Cos., Inc. ...................     3,454        80,237
Urban Outfitters, Inc. (a)............     1,545        39,104
                                                  ------------
                                                       543,673
                                                  ------------
RETAIL (SPECIALTY) -- 0.9%
Advance Auto Parts, Inc. (a)..........     1,242        53,977
Amazon.com, Inc. (a)..................     2,645       124,712
AutoNation, Inc. (a)..................     2,806        60,974
AutoZone, Inc. (a)....................       615        56,426
Bed Bath & Beyond, Inc. (a)...........     2,584        93,412
Borders Group, Inc. ..................       500        10,835
Guitar Center, Inc. (a)...............       200        10,002
Michaels Stores, Inc. ................     1,432        50,650
O'Reilly Automotive, Inc. (a).........     1,729        55,345
Office Depot, Inc. (a)................     3,067        96,304
PETsMART, Inc. .......................     1,802        46,239
Staples, Inc. ........................     6,367       144,595
Tiffany & Co. ........................     1,637        62,681
Williams-Sonoma, Inc. (a).............     1,201        51,823
Zale Corp. (a)........................       400        10,060
                                                  ------------
                                                       928,035
                                                  ------------
RETAIL STORES (DRUG STORE) -- 0.7%
Caremark Rx, Inc. (a).................     3,718       192,555
CVS Corp. ............................     6,008       158,732
Walgreen Co. .........................     7,416       328,232
                                                  ------------
                                                       679,519
                                                  ------------
SAVINGS & LOAN COMPANIES -- 0.9%
Berkshire Hills Bancorp, Inc. ........     1,433        48,005
ESB Financial Corp. ..................     2,707        30,373
Golden West Financial Corp. ..........     2,110       139,260
Horizon Financial Corp. ..............     2,427        53,006
KNBT Bancorp, Inc. ...................     3,160        51,476
MASSBANK Corp. .......................     2,033        66,987

SECURITY DESCRIPTION                      SHARES     VALUE
--------------------                      ------     -----
OceanFirst Financial Corp. ...........     2,517  $     57,287
People's Bank.........................     2,456        76,283
Sound Federal Bancorp, Inc. ..........     3,180        60,738
Sovereign Bancorp, Inc. ..............     3,801        82,178
Washington Mutual, Inc. ..............     6,812       296,322
                                                  ------------
                                                       961,915
                                                  ------------
SERVICES (ADVERTISING/MARKETING) -- 0.3%
aQuantive, Inc. (a)...................       400        10,096
Getty Images, Inc. (a)................       626        55,883
Lamar Advertising Co. (a).............     1,201        55,414
Omnicom Group, Inc. ..................     1,468       124,971
The Interpublic Group of Cos., Inc.
  (a).................................     4,650        44,872
                                                  ------------
                                                       291,236
                                                  ------------
SERVICES (COMMERCIAL & CONSUMER) -- 1.8%
Accenture, Ltd. (Class A).............     3,270        94,405
ADESA, Inc. ..........................     1,693        41,343
Apollo Group, Inc. (a)................     1,347        81,440
Avery Dennison Corp. .................     1,227        67,816
Avnet, Inc. (a).......................     2,098        50,226
Career Education Corp. (a)............     1,307        44,072
CCE Spinco, Inc (a)...................       556         7,284
Cendant Corp. ........................     8,496       146,556
Checkfree Corp. (a)...................     1,180        54,162
ChoicePoint, Inc. (a).................     1,238        55,103
Cintas Corp. .........................     1,682        69,265
Connecticut Water Service, Inc. ......     2,345        57,476
Education Management Corp. (a)........     1,358        45,507
Equifax, Inc. ........................     1,635        62,163
Fastenal Co. .........................     1,885        73,873
H&R Block, Inc. ......................     2,551        62,627
Iron Mountain, Inc. (a)...............     1,643        69,367
ITT Educational Services, Inc. (a)....       829        49,002
Laidlaw International, Inc. ..........     1,676        38,933
Laureate Education, Inc. (a)..........       960        50,410
Middlesex Water Co. ..................     3,098        53,719
Moody's Corp. ........................     2,280       140,038
Paychex, Inc. ........................     2,974       113,369
R.R. Donnelley & Sons Co. ............     2,573        88,022
Rent-A-Center, Inc. (a)...............       600        11,316
Sabre Holdings Corp.(Class A).........     2,259        54,464
Service Corp. International...........     5,722        46,806
Strayer Education, Inc. ..............       100         9,370
The Service Master Co. ...............     1,790        21,390
VCA Antech, Inc. (a)..................     1,698        47,884
VeriSign, Inc. (a)....................     2,526        55,370
Websense, Inc. (a)....................       200        13,128
                                                  ------------
                                                     1,875,906
                                                  ------------
SERVICES (COMPUTER SYSTEMS) -- 0.3%
Cognizant Technology Solutions Corp.
  (a).................................     1,341        67,519
Computer Sciences Corp. (a)...........     1,748        88,519
Electronic Data Systems Corp. ........     4,748       114,142
                                                  ------------
                                                       270,180
                                                  ------------

See accompanying notes to financial statements.

STREETTRACKS DJ WILSHIRE TOTAL MARKET ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                      SHARES     VALUE
--------------------                      ------     -----
SERVICES (DATA PROCESSING) -- 0.7%
Automatic Data Processing, Inc. ......     4,262  $    195,583
Certegy, Inc. ........................     1,276        51,754
Dun & Bradstreet Corp. (a)............       910        60,933
First Data Corp. .....................     5,562       239,222
Fiserv, Inc. (a)......................     1,866        80,742
NAVTEQ Corp. (a)......................     1,177        51,635
The BISYS Group, Inc. (a).............     2,773        38,850
                                                  ------------
                                                       718,719
                                                  ------------
SERVICES (EMPLOYMENT) -- 0.2%
Manpower, Inc. .......................       578        26,877
Monster Worldwide, Inc. (a)...........     1,553        63,393
Robert Half International, Inc. ......     2,212        83,813
                                                  ------------
                                                       174,083
                                                  ------------
STEEL -- 0.2%
Nucor Corp. ..........................     1,459        97,345
Steel Dynamics, Inc. .................       300        10,653
United States Steel Corp. ............     1,335        64,173
Worthington Industries, Inc. .........       500         9,605
                                                  ------------
                                                       181,776
                                                  ------------
TELEPHONE -- 2.5%
ALLTEL Corp. .........................     2,383       150,367
AT&T, Inc. ...........................    27,953       684,569
BellSouth Corp. ......................    12,456       337,558
Citizens Communications Co. ..........     4,818        58,924
MCI, Inc. ............................     2,332        46,010
NTL, Inc. (a).........................       815        55,485
Qwest Communications International,
  Inc. (a)............................    16,234        91,722
Sprint Nextel Corp. ..................    19,732       460,940
SureWest Communications...............     1,565        41,269
Telephone & Data Systems, Inc. .......     1,281        46,154
Verizon Communications, Inc. .........    19,064       574,208
                                                  ------------
                                                     2,547,206
                                                  ------------
TEXTILES (APPAREL) -- 0.2%
Coach, Inc. (a).......................     3,365       112,189
Jones Apparel Group, Inc. ............     1,842        56,586
Liz Claiborne, Inc. ..................     1,545        55,342
Quiksilver, Inc. (a)..................     2,666        36,898
                                                  ------------
                                                       261,015
                                                  ------------
TOBACCO -- 1.2%
Altria Group, Inc. ...................    14,472     1,081,348
Reynolds American, Inc. ..............       807        76,931
UST, Inc. ............................     1,647        67,247
                                                  ------------
                                                     1,225,526
                                                  ------------

SECURITY DESCRIPTION                      SHARES     VALUE
--------------------                      ------     -----
TRUCKING -- 0.8%
C.H. Robinson Worldwide, Inc. ........     1,042  $     38,585
Expeditors International Washington,
  Inc. ...............................     1,370        92,489
FedEx Corp. ..........................     2,086       215,672
Forward Air Corp. ....................     1,802        66,043
J.B. Hunt Transport Services, Inc. ...     2,469        55,898
Landstar Systems, Inc. ...............     1,803        75,257
United Parcel Service, Inc. (Class
  B)..................................     3,963       297,819
YRC Worldwide, Inc (a)................       857        38,231
                                                  ------------
                                                       879,994
                                                  ------------
TRUCKS & PARTS -- 0.1%
PACCAR, Inc. .........................     1,542       106,753
Proliance International, Inc. (a).....       426         2,253
                                                  ------------
                                                       109,006
                                                  ------------
WASTE MANAGEMENT -- 0.1%
Nalco Holding Co. (a).................       600        10,626
Waste Management, Inc. ...............     4,815       146,135
                                                  ------------
                                                       156,761
                                                  ------------
TOTAL COMMON STOCKS --
  (Cost $93,205,195)..................             103,136,252
                                                  ------------
SHORT TERM INVESTMENTS -- 0.3%
MONEY MARKET FUND -- 0.3%
AIM Short Term Investment Class Prime
  Fund (Cost $280,465)................    280,465      280,465
                                                  ------------
TOTAL INVESTMENTS -- 99.9%
(Cost $93,485,660)                                 103,416,717
OTHER ASSETS AND LIABILITIES -- 0.1%                   123,123
                                                  ------------
NET ASSETS -- 100.0%..................            $103,539,840
                                                  ============

(a) Non-income producing security
(b) Amount shown represents less than 0.005% of net assets.
(c) Affiliated issuer (Note 3)

See accompanying notes to financial statements.

STREETTRACKS DJ WILSHIRE LARGE CAP ETF
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------     -----
COMMON STOCKS -- 99.7%
AEROSPACE/DEFENSE -- 1.7%
Alliant Techsystems, Inc. (a)...........       45  $     3,428
Boeing Co. .............................      845       59,353
General Dynamics Corp. .................      195       22,240
Goodrich Corp. .........................      140        5,754
L-3 Communications Holdings, Inc. ......      132        9,814
Lockheed Martin Corp. ..................      405       25,770
Northrop Grumman Corp. .................      385       23,142
Raytheon Co. ...........................      520       20,878
Rockwell Collins, Inc. .................      185        8,597
United Technologies Corp. ..............    1,090       60,942
                                                   -----------
                                                       239,918
                                                   -----------
AIRLINES -- 0.1%
Southwest Airlines Co.                        815       13,390
                                                   -----------
AUTO PARTS & EQUIPMENT -- 0.1%
BorgWarner, Inc. .......................       65        3,941
Gentex Corp. ...........................      180        3,510
Genuine Parts Co. ......................      200        8,784
Lear Corp. .............................       80        2,277
                                                   -----------
                                                        18,512
                                                   -----------
AUTOMOBILES & PARTS -- 0.3%
Ford Motor Co. .........................    2,025       15,633
General Motors Corp. ...................      485        9,419
Harley-Davidson, Inc. ..................      335       17,249
                                                   -----------
                                                        42,301
                                                   -----------
BANKS (MAJOR REGIONAL) -- 4.4%
Bank of America Corp. ..................    4,649      214,551
Comerica, Inc. .........................      195       11,068
Commerce Bancorp, Inc. .................      185        6,366
Fifth Third Bancorp.....................      540       20,369
Huntington Bancshares, Inc. ............      255        6,056
Keycorp.................................      470       15,477
National City Corp. ....................      645       21,653
PNC Financial Services Group............      335       20,713
SunTrust Banks, Inc. ...................      415       30,195
U.S. Bancorp............................    2,050       61,275
Wachovia Corp. .........................    1,827       96,575
Wells Fargo & Co. ......................    1,947      122,330
                                                   -----------
                                                       626,628
                                                   -----------
BANKS (REGIONAL) -- 1.2%
AmSouth Bancorp.........................      405       10,615
Associated BancCorp. ...................      140        4,557
Bank of Hawaii Corp. ...................       60        3,092
BB&T Corp. .............................      630       26,403
City National Corp. ....................       50        3,622
Colonial BancGroup, Inc. ...............      175        4,168
Commerce Bancshares, Inc. ..............       84        4,378
Compass Bancshares, Inc. ...............      140        6,761
First Horizon National Corp. ...........      140        5,382
Fulton Financial Corp. .................      180        3,168
M&T Bank Corp. .........................       95       10,360
Marshall & Ilsley Corp. ................      220        9,469
Mercantile Bankshares Corp. ............       95        5,362
North Fork Bancorp, Inc. ...............      502       13,735

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------     -----
Popular, Inc. ..........................      280  $     5,922
Regions Financial Corp. ................      530       18,105
Sky Financial Group, Inc. ..............      125        3,477
Synovus Financial Corp. ................      295        7,968
TCF Financial Corp. ....................      150        4,071
TD Banknorth, Inc. .....................      100        2,905
UnionBanCal Corp. ......................       65        4,467
Valley National Bancorp.................      130        3,133
Webster Financial Corp. ................       60        2,814
Zions Bancorp...........................      111        8,387
                                                   -----------
                                                       172,321
                                                   -----------
BEVERAGES (ALCOHOLIC) -- 0.4%
Anheuser-Busch Cos., Inc. ..............      895       38,449
Brown-Forman Corp. .....................       65        4,506
Constellation Brands, Inc. (Class A)
  (a)...................................      225        5,902
Molson Coors Brewing Co. ...............       80        5,359
                                                   -----------
                                                        54,216
                                                   -----------
BEVERAGES (NON-ALCOHOLIC) -- 1.6%
Coca-Cola Enterprises, Inc. ............      285        5,463
PepsiCo, Inc. ..........................    1,940      114,615
The Coca-Cola Co. ......................    2,547      102,670
The Pepsi Bottling Group, Inc. .........      175        5,007
                                                   -----------
                                                       227,755
                                                   -----------
BIOTECHNOLOGY -- 1.9%
Amgen, Inc. (a).........................    1,462      115,293
Applera Corp. -- Applied Biosystems
  Group.................................      230        6,109
Biogen Idec, Inc. (a)...................      390       17,679
Celgene Corp. (a).......................      190       12,312
Charles River Laboratories
  International, Inc. (a)...............       85        3,601
Chiron Corp. (a)........................      125        5,558
Genentech, Inc. (a).....................      535       49,487
Genzyme Corp. (a).......................      290       20,526
Gilead Sciences, Inc. (a)...............      495       26,052
ImClone Systems, Inc. (a)...............       75        2,568
Invitrogen Corp. (a)....................       60        3,998
MedImmune, Inc. (a).....................      285        9,981
Millennium Pharmaceuticals, Inc. (a)....      355        3,444
Millipore Corp. (a).....................       55        3,632
                                                   -----------
                                                       280,240
                                                   -----------
BROADCASTING (TV, RADIO & CABLE) -- 1.6%
Belo Corp. .............................      120        2,569
Cablevision Systems New York Group
  (Class A) (a).........................      165        3,873
Clear Channel Communications, Inc. .....      585       18,398
Comcast Corp. (Class A) (a).............    2,392       62,096
Discovery Holding Co. (Class A) (a).....      322        4,878
EchoStar Communications Corp. (Class
  A)(a).................................      250        6,793
EW Scripps Co. .........................       95        4,562
Liberty Global, Inc. (a)................      545       12,263
Liberty Media Corp. (a).................    3,362       26,459
News Corp. (Class A)....................    2,837       44,115
Sirius Satellite Radio, Inc. (a)........    1,380        9,246
The DIRECTV Group, Inc. (a).............    1,055       14,897

See accompanying notes to financial statements.

STREETTRACKS DJ WILSHIRE LARGE CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------     -----
Univision Communications, Inc. (a)......      295  $     8,670
XM Satellite Radio Holdings, Inc. (Class
  A) (a)................................      255        6,956
                                                   -----------
                                                       225,775
                                                   -----------
BUILDING MATERIALS -- 0.3%
American Standard Cos., Inc. ...........      207        8,270
Lafarge North America, Inc. ............       35        1,926
Martin Marietta Materials, Inc. ........       55        4,219
Masco Corp. ............................      505       15,246
Vulcan Materials Co. ...................      105        7,114
                                                   -----------
                                                        36,775
                                                   -----------
CELLULAR/WIRELESS TELECOMMUNICATIONS -- 0.7%
American Tower Corp. (a)................      460       12,466
Crown Castle International Corp. (a)....      260        6,997
Motorola, Inc. .........................    2,822       63,749
Nextel Partners, Inc. (a)...............      145        4,051
NII Holdings, Inc. (a)..................      132        5,766
US Cellular Corp. (a)...................       20          988
                                                   -----------
                                                        94,017
                                                   -----------
CHEMICALS (DIVERSIFIED) -- 1.3%
Air Products & Chemicals, Inc. .........      245       14,502
E. I. du Pont de Nemours & Co. .........    1,145       48,662
Fisher Scientific International, Inc.
  (a)...................................      130        8,042
Huntsman Corp. (a)......................      105        1,808
Lyondell Chemical Co. ..................      260        6,193
Monsanto Co. ...........................      307       23,802
PPG Industries, Inc. ...................      200       11,580
Praxair, Inc. ..........................      375       19,860
Rohm & Haas Co. ........................      165        7,989
The Dow Chemical Co. ...................    1,097       48,071
                                                   -----------
                                                       190,509
                                                   -----------
CHEMICALS (SPECIALTY) -- 0.3%
Ashland, Inc. ..........................       85        4,922
Bunge, Ltd. ............................      130        7,359
Chemtura Corp. .........................      270        3,429
Eastman Chemical Co. ...................       90        4,643
Ecolab, Inc. ...........................      215        7,798
Engelhard Corp. ........................      145        4,372
International Flavors & Fragrances,
  Inc. .................................      100        3,350
Lubrizol Corp. .........................       77        3,344
Sigma-Aldrich Corp. ....................       70        4,430
The Mosaic Co. (a)......................      145        2,121
                                                   -----------
                                                        45,768
                                                   -----------
COAL -- 0.2%
Arch Coal, Inc. ........................       70        5,565
CONSOL Energy, Inc. ....................      105        6,844
Massey Energy Co. ......................       85        3,219
Peabody Energy Corp. ...................      150       12,363
                                                   -----------
                                                        27,991
                                                   -----------
COMMUNICATIONS EQUIPMENT -- 1.1%
Avaya, Inc. (a).........................      520        5,548
Comverse Technology, Inc. (a)...........      210        5,584
Corning, Inc. (a).......................    1,737       34,149
Harris Corp. ...........................      155        6,667
Lucent Technologies, Inc. (a)...........    4,962       13,199

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------     -----
QUALCOMM, Inc. .........................    1,895  $    81,637
Scientific-Atlanta, Inc. ...............      175        7,537
Tellabs, Inc. (a).......................      487        5,308
                                                   -----------
                                                       159,629
                                                   -----------
COMPUTER SOFTWARE/SERVICES -- 5.1%
Activision, Inc. (a)....................      305        4,191
Adobe Systems, Inc. ....................      679       25,096
Affiliated Computer Services, Inc.
  (a)...................................      140        8,285
Autodesk, Inc. .........................      265       11,382
BEA Systems, Inc. (a)...................      445        4,183
BMC Software, Inc. (a)..................      255        5,225
Cadence Design Systems, Inc. (a)........      315        5,330
Ceridian Corp. (a)......................      170        4,224
Citrix Systems, Inc. (a)................      195        5,612
Computer Associates International,
  Inc. .................................      540       15,223
Diebold, Inc. ..........................       82        3,116
DST Systems, Inc. (a)...................       75        4,493
eBay, Inc. (a)..........................    1,242       53,716
Electronic Arts, Inc. (a)...............      345       18,047
Expedia, Inc. (a).......................      335        8,027
Google, Inc. (a)........................      200       82,972
IAC/InterActiveCorp (a).................      335        9,484
Intuit, Inc. (a)........................      190       10,127
McAfee, Inc. (a)........................      180        4,883
Mercury Interactive Corp. (a)...........       95        2,640
Microsoft Corp. ........................   10,861      284,015
Novell, Inc. (a)........................      432        3,815
Oracle Corp. (a)........................    4,592       56,068
Pixar (a)...............................       65        3,427
Siebel Systems, Inc. ...................      530        5,607
Symantec Corp. (a)......................    1,372       24,010
Synopsys, Inc. (a)......................      165        3,310
Unisys Corp. (a)........................      390        2,274
Yahoo!, Inc. (a)........................    1,500       58,770
                                                   -----------
                                                       727,552
                                                   -----------
COMPUTERS (HARDWARE) -- 2.9%
Apple Computer, Inc. (a)................      940       67,577
Dell, Inc. (a)..........................    2,520       75,575
Hewlett-Packard Co. ....................    3,332       95,395
International Business Machines
  Corp. ................................    1,857      152,645
NCR Corp. (a)...........................      215        7,297
Sun Microsystems, Inc. (a)..............    3,922       16,433
                                                   -----------
                                                       414,922
                                                   -----------
COMPUTERS (NETWORKING) -- 1.0%
Cisco Systems, Inc. (a).................    7,579      129,753
Juniper Networks, Inc. (a)..............      627       13,982
                                                   -----------
                                                       143,735
                                                   -----------
COMPUTERS (PERIPHERALS) -- 0.5%
EMC Corp. (a)...........................    2,787       37,959
Lexmark International, Inc. (a).........      150        6,724
Network Appliance, Inc. (a).............      420       11,340
SanDisk Corp. (a).......................      210       13,192
Seagate Technology (a)..................      435        8,696
                                                   -----------
                                                        77,911
                                                   -----------

See accompanying notes to financial statements.

STREETTRACKS DJ WILSHIRE LARGE CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------     -----
CONSUMER FINANCE -- 1.1%
American Express Co. ...................    1,270  $    65,354
AmeriCredit Corp. (a)...................      170        4,357
Capital One Financial Corp. ............      322       27,821
MBNA Corp. .............................    1,300       35,295
SLM Corp. ..............................      485       26,719
Student Loan Corp. .....................        5        1,046
                                                   -----------
                                                       160,592
                                                   -----------
CONTAINERS (METALS & GLASS) -- 0.1%
Ball Corp. .............................      117        4,647
Crown Holdings, Inc. (a)................      190        3,711
Owens-Illinois, Inc. (a)................      160        3,366
                                                   -----------
                                                        11,724
                                                   -----------
CONTAINERS/PACKAGING (PAPER & PLASTIC) -- 0.1%
Bemis Co. ..............................      125        3,484
Pactiv Corp. (a)........................      175        3,850
Sealed Air Corp. (a)....................       95        5,336
Sonoco Products Co. ....................      115        3,381
                                                   -----------
                                                        16,051
                                                   -----------
DISTRIBUTORS (FOOD & HEALTH) -- 0.6%
AmerisourceBergen Corp. ................      240        9,936
Cardinal Health, Inc. ..................      500       34,375
McKesson Corp. .........................      320       16,509
Patterson Cos., Inc. (a)................      135        4,509
SUPERVALU, Inc. ........................      155        5,034
Sysco Corp. ............................      735       22,822
                                                   -----------
                                                        93,185
                                                   -----------
ELECTRIC UTILITIES -- 3.0%
Allegheny Energy, Inc. (a)..............      185        5,855
Alliant Energy Corp. ...................      135        3,785
Ameren Corp. ...........................      225       11,529
American Electric Power Co., Inc. ......      455       16,876
CenterPoint Energy, Inc. ...............      315        4,048
Cinergy Corp. ..........................      210        8,917
Consolidated Edison, Inc. ..............      280       12,972
Constellation Energy Group, Inc. .......      200       11,520
Dominion Resources, Inc. ...............      390       30,108
DPL, Inc. ..............................      140        3,641
DTE Energy Co. .........................      200        8,638
Duke Energy Corp. ......................    1,020       27,999
Edison International....................      345       15,045
Energy East Corp. ......................      170        3,876
Entergy Corp. ..........................      245       16,819
Exelon Corp. ...........................      762       40,493
FirstEnergy Corp. ......................      380       18,616
FPL Group, Inc. ........................      415       17,247
MDU Resources Group, Inc. ..............      125        4,093
Northeast Utilities.....................      150        2,954
NSTAR...................................      125        3,588
Pepco Holdings, Inc. ...................      215        4,810
PG&E Corp. .............................      425       15,776
Pinnacle West Capital Corp. ............      110        4,548
PPL Corp. ..............................      437       12,848
Progress Energy, Inc. ..................      285       12,517
Public Service Enterprise Group,
  Inc. .................................      275       17,867
SCANA Corp. ............................      120        4,726

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------     -----
TECO Energy, Inc. ......................      230  $     3,951
The AES Corp. (a).......................      745       11,793
The Southern Co. .......................      855       29,523
TXU Corp. ..............................      520       26,099
Wisconsin Energy Corp. .................      135        5,273
Xcel Energy, Inc. ......................      460        8,492
                                                   -----------
                                                       426,842
                                                   -----------
ELECTRICAL EQUIPMENT -- 0.4%
American Power Conversion Corp. ........      215        4,730
Cooper Industries, Ltd. ................      105        7,665
Emerson Electric Co. ...................      482       36,006
Hubbell, Inc. (Class B).................       65        2,933
Rockwell Automation, Inc. ..............      190       11,240
                                                   -----------
                                                        62,574
                                                   -----------
ELECTRONICS (COMPONENT DISTRIBUTION) -- 0.1%
Arrow Electronics, Inc. (a).............      132        4,228
CDW Corp. ..............................       75        4,318
Sanmina-SCI Corp. (a)...................      600        2,556
Solectron Corp. (a).....................    1,120        4,099
W.W. Grainger, Inc. ....................       95        6,754
                                                   -----------
                                                        21,955
                                                   -----------
ELECTRONICS (INSTRUMENT) -- 0.3%
Agilent Technologies, Inc. (a)..........      471       15,680
Amphenol Corp. (Class A)................      100        4,426
Garmin, Ltd. ...........................       65        4,313
Molex, Inc. ............................      150        3,892
PerkinElmer, Inc. ......................      140        3,298
Symbol Technologies, Inc. ..............      280        3,590
Thermo Electron Corp. (a)...............      185        5,574
Waters Corp. (a)........................      135        5,103
                                                   -----------
                                                        45,876
                                                   -----------
ELECTRONICS (SEMICONDUCTORS) -- 2.7%
Advanced Micro Devices, Inc. (a)........      455       13,923
Altera Corp. (a)........................      430        7,968
Analog Devices, Inc. ...................      430       15,424
Broadcom Corp. (Class A) (a)............      310       14,616
Freescale Semiconductor, Inc. (Class B)
  (a)...................................      460       11,578
Intel Corp. ............................    7,004      174,820
International Rectifier Corp. (a).......       75        2,392
Linear Technology Corp. ................      355       12,805
Marvell Technology Group, Ltd. (a)......      255       14,303
Maxim Integrated Products, Inc. ........      375       13,590
Microchip Technology, Inc. .............      235        7,555
Micron Technology, Inc. (a).............      705        9,384
National Semiconductor Corp. ...........      400       10,392
NVIDIA Corp. (a)........................      185        6,764
QLogic Corp. (a)........................      100        3,251
Texas Instruments, Inc. ................    1,960       62,857
Xilinx, Inc. ...........................      400       10,084
                                                   -----------
                                                       391,706
                                                   -----------
ENGINEERING & CONSTRUCTION -- 0.1%
Fluor Corp. ............................       95        7,340
Jacobs Engineering Group, Inc. (a)......       65        4,411
                                                   -----------
                                                        11,751
                                                   -----------

See accompanying notes to financial statements.

STREETTRACKS DJ WILSHIRE LARGE CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------     -----
ENTERTAINMENT -- 1.4%
The Walt Disney Co. ....................    2,350  $    56,330
Time Warner, Inc. ......................    5,077       88,543
Viacom, Inc. (Class B)..................    1,652       53,855
                                                   -----------
                                                       198,728
                                                   -----------
EQUIPMENT (SEMICONDUCTORS) -- 0.4%
Applied Materials, Inc. ................    1,820       32,651
KLA-Tencor Corp. .......................      225       11,099
Lam Research Corp. (a)..................      160        5,709
Novellus Systems, Inc. (a)..............      160        3,859
Teradyne, Inc. (a)......................      225        3,278
                                                   -----------
                                                        56,596
                                                   -----------
FINANCIAL (DIVERSIFIED) -- 4.8%
Cbot Holdings, Inc. (a).................        5          469
Chicago Mercantile Exchange Holdings,
  Inc. .................................       30       11,025
CIT Group, Inc. ........................      245       12,686
Citigroup, Inc. ........................    5,987      290,549
Countrywide Financial Corp. ............      685       23,420
Fannie Mae..............................    1,115       54,423
Freddie Mac.............................      795       51,953
JPMorgan Chase & Co. ...................    4,052      160,824
Mellon Financial Corp. .................      490       16,782
Northern Trust Corp. ...................      225       11,660
SEI Investments Co. ....................       80        2,960
State Street Corp. (b)..................      385       21,344
The Bank of New York Co., Inc. .........      895       28,506
Thornburg Mortgage, Inc. ...............      115        3,013
                                                   -----------
                                                       689,614
                                                   -----------
FOOD PRODUCTS -- 1.1%
Archer-Daniels-Midland Co. .............      690       17,015
Campbell Soup Co. ......................      295        8,782
ConAgra Foods, Inc. ....................      610       12,371
Dean Foods Co. (a)......................      170        6,402
Dreyer's Grand Ice Cream Holdings,
  Inc. .................................       30        2,486
General Mills, Inc. ....................      410       20,221
H.J. Heinz Co. .........................      405       13,657
Hormel Foods Corp. .....................       85        2,778
JM Smucker Co. .........................       65        2,860
Kellogg Co. ............................      275       11,886
Kraft Foods, Inc. ......................      295        8,301
McCormick & Co., Inc. ..................      150        4,638
Sara Lee Corp. .........................      910       17,199
Smithfield Foods, Inc. (a)..............      100        3,060
The Hershey Co. ........................      200       11,050
Tyson Foods, Inc. (Class A).............      270        4,617
Wm. Wrigley Jr., Co. ...................      165       10,971
                                                   -----------
                                                       158,294
                                                   -----------
FOOTWEAR -- 0.1%
NIKE, Inc. (Class B)....................      200       17,358
                                                   -----------
GAMING & LOTTERY -- 0.4%
Boyd Gaming Corp. ......................       55        2,621
GTECH Holdings Corp. (a)................      135        4,285
Harrah's Entertainment, Inc. ...........      210       14,971
International Game Technology...........      395       12,158
Las Vegas Sands Corp. (a)...............      145        5,723
MGM Mirage, Inc. (a)....................      140        5,134

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------     -----
Penn National Gaming, Inc. (a)..........       70  $     2,307
Station Casinos, Inc. ..................       55        3,729
                                                   -----------
                                                        50,928
                                                   -----------
GOLD/PRECIOUS METALS MINING -- 0.2%
Newmont Mining Corp. ...................      470       25,098
                                                   -----------
HAND/MACHINE TOOLS -- 0.1%
Black & Decker Corp. ...................       95        8,261
The Stanley Works.......................      100        4,804
                                                   -----------
                                                        13,065
                                                   -----------
HEALTH CARE (DIVERSIFIED) -- 0.5%
Baxter International, Inc. .............      715       26,920
Bristol-Myers Squibb Co. ...............    2,250       51,705
                                                   -----------
                                                        78,625
                                                   -----------
HEALTH CARE (DRUGS/PHARMACEUTICALS) -- 4.2%
Abbott Laboratories.....................    1,792       70,659
Allergan, Inc. .........................      150       16,194
Barr Pharmaceuticals, Inc. (a)..........      105        6,540
Cephalon, Inc. (a)......................       65        4,208
Eli Lilly & Co. ........................    1,115       63,098
Endo Pharmaceuticals Holdings, Inc.
  (a)...................................      110        3,329
Forest Laboratories, Inc. (a)...........      405       16,475
Hospira, Inc. (a).......................      180        7,700
IVAX Corp. (a)..........................      255        7,989
King Pharmaceuticals, Inc. (a)..........      280        4,738
Merck & Co., Inc. ......................    2,537       80,702
Mylan Laboratories, Inc. ...............      250        4,990
Pfizer, Inc. ...........................    8,559      199,596
Schering-Plough Corp. ..................    1,697       35,382
Sepracor, Inc. (a)......................      120        6,192
Watson Pharmaceuticals, Inc. (a)........      125        4,064
Wyeth...................................    1,535       70,718
                                                   -----------
                                                       602,574
                                                   -----------
HEALTH CARE (HOSPITAL MANAGEMENT) -- 0.3%
Community Health Systems, Inc. (a)......      100        3,834
HCA, Inc. ..............................      520       26,260
Health Management Associates, Inc. .....      265        5,820
Tenet Healthcare Corp. (a)..............      540        4,136
Triad Hospitals, Inc. (a)...............      100        3,923
Universal Health Services, Inc. (Class
  B)....................................       65        3,038
                                                   -----------
                                                        47,011
                                                   -----------
HEALTH CARE (MANAGED CARE) -- 1.8%
Aetna, Inc. ............................      340       32,065
Coventry Health Care, Inc. (a)..........      185       10,538
Express Scripts, Inc. (Class A) (a).....      145       12,151
Health Net, Inc. (a)....................      130        6,702
Humana, Inc. (a)........................      185       10,051
Lincare Holdings, Inc. (a)..............      115        4,820
Manor Care, Inc. .......................      100        3,977
Medco Health Solutions, Inc. (a)........      350       19,530
Omnicare, Inc. .........................      120        6,866
UnitedHealth Group, Inc. ...............    1,567       97,373
WellPoint, Inc. (a).....................      723       57,702
                                                   -----------
                                                       261,775
                                                   -----------

See accompanying notes to financial statements.

STREETTRACKS DJ WILSHIRE LARGE CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------     -----
HEALTH CARE (MEDICAL PRODUCTS/SUPPLIES) -- 3.2%
Bausch & Lomb, Inc. ....................       60  $     4,074
Beckman Coulter, Inc. ..................       70        3,983
Becton, Dickinson & Co. ................      275       16,522
Biomet, Inc. ...........................      270        9,874
Boston Scientific Corp. (a).............      690       16,898
C.R. Bard, Inc. ........................      120        7,910
Covance, Inc. (a).......................       70        3,399
Cytyc Corp. (a).........................      130        3,670
Dade Behring Holdings, Inc. ............      105        4,294
Dentsply International, Inc. ...........       80        4,295
Guidant Corp. ..........................      370       23,958
Henry Schein, Inc. (a)..................      100        4,364
Hillenbrand Industries, Inc. ...........       65        3,212
Johnson & Johnson.......................    3,422      205,662
Kinetic Concepts, Inc. (a)..............       60        2,386
Medtronic, Inc. ........................    1,392       80,137
St. Jude Medical, Inc. (a)..............      410       20,582
Stryker Corp. ..........................      320       14,218
The Cooper Cos., Inc. ..................       50        2,565
Varian Medical Systems, Inc. (a)........      157        7,903
Zimmer Holdings, Inc. (a)...............      285       19,220
                                                   -----------
                                                       459,126
                                                   -----------
HEALTH CARE (SPECIAL SERVICES) -- 0.2%
DaVita, Inc. (a)........................      115        5,824
IMS Health, Inc. .......................      270        6,728
Laboratory Corp. of America Holdings
  (a)...................................      155        8,347
Quest Diagnostics, Inc. ................      180        9,266
                                                   -----------
                                                        30,165
                                                   -----------
HOMEBUILDING -- 0.4%
Centex Corp. ...........................      142       10,152
D.R. Horton, Inc. ......................      315       11,255
Hovnanian Enterprises, Inc. (a).........       40        1,986
KB HOME.................................       90        6,539
Lennar Corp. (Class A)..................      155        9,458
NVR, Inc. (a)...........................        5        3,510
Pulte Homes, Inc. ......................      245        9,643
Ryland Group, Inc. .....................       55        3,967
Toll Brothers, Inc. (a).................      125        4,330
                                                   -----------
                                                        60,840
                                                   -----------
HOUSEHOLD FURNISHINGS & APPLIANCES -- 0.2%
Harman International Industries,
  Inc. .................................       75        7,339
Leggett & Platt, Inc. ..................      220        5,051
Mohawk Industries, Inc. (a).............       60        5,219
Whirlpool Corp. ........................       75        6,282
                                                   -----------
                                                        23,891
                                                   -----------
HOUSEHOLD PRODUCTS (NON-DURABLE) -- 2.3%
Colgate-Palmolive Co. ..................      605       33,184
Energizer Holdings, Inc. (a)............       80        3,983
Fortune Brands, Inc. ...................      170       13,263
Kimberly-Clark Corp. ...................      555       33,106
Newell Rubbermaid, Inc. ................      315        7,491
Procter & Gamble Co. ...................    3,887      224,980
The Clorox Co. .........................      177       10,069
                                                   -----------
                                                       326,076
                                                   -----------

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------     -----
INSURANCE (FINANCIAL GUARANTEE) -- 0.3%
Ambac Financial Group, Inc. ............      125  $     9,632
MBIA, Inc. .............................      155        9,325
MGIC Investment Corp. ..................      110        7,240
PMI Group, Inc. ........................      110        4,518
Radian Group, Inc. .....................      100        5,859
                                                   -----------
                                                        36,574
                                                   -----------
INSURANCE (LIFE/HEALTH) -- 1.0%
AFLAC, Inc. ............................      580       26,924
CIGNA Corp. ............................      152       16,978
Conseco, Inc. (a).......................      175        4,055
Jefferson-Pilot Corp. ..................      155        8,824
Lincoln National Corp. .................      202       10,712
Nationwide Financial Services, Inc.
  (Class A).............................      100        4,400
Principal Financial Group, Inc. ........      340       16,126
Protective Life Corp. ..................       75        3,283
Prudential Financial, Inc. .............      600       43,914
Torchmark Corp. ........................      122        6,783
UnumProvident Corp. ....................      342        7,781
                                                   -----------
                                                       149,780
                                                   -----------
INSURANCE (MULTI-LINE) -- 2.5%
ACE, Ltd. ..............................      330       17,635
American International Group, Inc. .....    2,625      179,104
Assurant, Inc. .........................      135        5,871
Cincinnati Financial Corp. .............      175        7,819
CNA Financial Corp. (a).................       40        1,309
Genworth Financial, Inc. (Class A)......      460       15,907
Leucadia National Corp. ................       95        4,509
Loews Corp. ............................      145       13,753
MetLife, Inc. ..........................      470       23,030
Old Republic International Corp. .......      197        5,173
The Allstate Corp. .....................      775       41,904
The Hartford Financial Services Group,
  Inc. .................................      340       29,203
Unitrin, Inc. ..........................       50        2,253
XL Capital, Ltd. (Class A)..............      200       13,476
                                                   -----------
                                                       360,946
                                                   -----------
INSURANCE (PROPERTY/CASUALTY) -- 0.8%
Chubb Corp. ............................      220       21,483
Fidelity National Financial, Inc. ......      175        6,438
Fidelity National Title Group, Inc. ....       30          731
First American Corp. ...................       95        4,304
Markel Corp. (a)........................       10        3,171
SAFECO Corp. ...........................      145        8,192
The Progressive Corp. ..................      200       23,356
The St. Paul Travelers Cos., Inc. ......      770       34,396
White Mountains Insurance Group,
  Ltd. .................................       10        5,585
WR Berkley Corp. .......................      125        5,952
                                                   -----------
                                                       113,608
                                                   -----------
INSURANCE BROKERS -- 0.3%
Aon Corp. ..............................      300       10,785
Arthur J. Gallagher & Co. ..............      105        3,242
Brown & Brown, Inc. ....................      130        3,970
Marsh & McLennan Cos., Inc. ............      605       19,215
                                                   -----------
                                                        37,212
                                                   -----------

See accompanying notes to financial statements.

STREETTRACKS DJ WILSHIRE LARGE CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------     -----
INVESTMENT BANKING/BROKERAGE -- 2.0%
AG Edwards, Inc. .......................       90  $     4,217
Ameritrade Holding Corp. (a)............      315        7,560
E*TRADE Financial Corp. (a).............      425        8,866
Goldman Sachs Group, Inc. ..............      475       60,662
Lehman Brothers Holdings, Inc. .........      320       41,014
Merrill Lynch & Co., Inc. ..............      982       66,511
Morgan Stanley..........................    1,140       64,684
The Bear Stearns Cos., Inc. ............      125       14,441
The Charles Schwab Corp. ...............    1,280       18,778
                                                   -----------
                                                       286,733
                                                   -----------
INVESTMENT MANAGEMENT -- 0.5%
Ameriprise Financial, Inc. .............      255       10,455
BlackRock, Inc. ........................       15        1,627
Eaton Vance Corp. ......................      155        4,241
Federated Investors, Inc. ..............      110        4,074
Franklin Resources, Inc. ...............      160       15,042
Janus Capital Group, Inc. ..............      260        4,844
Legg Mason, Inc. .......................      125       14,961
T. Rowe Price Group, Inc. ..............      150       10,805
                                                   -----------
                                                        66,049
                                                   -----------
LEISURE TIME (PRODUCTS) -- 0.4%
Brunswick Corp. ........................      110        4,473
Carnival Corp. .........................      490       26,200
Eastman Kodak Co. ......................      330        7,722
Hasbro, Inc. ...........................      180        3,632
International Speedway Corp. (Class
  A)....................................       40        1,916
Mattel, Inc. ...........................      475        7,515
Polaris Industries, Inc. ...............       50        2,510
Royal Caribbean Cruises, Ltd. ..........      150        6,759
                                                   -----------
                                                        60,727
                                                   -----------
LODGING (HOTELS) -- 0.3%
Hilton Hotels Corp. ....................      415       10,006
Marriott International, Inc. (Class
  A)....................................      220       14,733
Starwood Hotels & Resorts Worldwide,
  Inc. (Class B)........................      250       15,965
Wynn Resorts, Ltd. (a)..................       80        4,388
                                                   -----------
                                                        45,092
                                                   -----------
MACHINERY (DIVERSIFIED) -- 0.8%
Caterpillar, Inc. ......................      785       45,350
Danaher Corp. ..........................      295       16,455
Deere & Co. ............................      285       19,411
Dover Corp. ............................      235        9,515
Eaton Corp. ............................      175       11,741
Graco, Inc. ............................       80        2,918
Joy Global, Inc. .......................      135        5,400
                                                   -----------
                                                       110,790
                                                   -----------
MANUFACTURING (DIVERSIFIED) -- 4.8%
3M Co. .................................      812       62,930
AMETEK, Inc. ...........................       80        3,403
General Electric Co. ...................   12,209      427,926
Honeywell International, Inc. ..........      900       33,525
Illinois Tool Works, Inc. ..............      290       25,517
Ingersoll-Rand Co., Ltd. (Class A)......      390       15,744
ITT Industries, Inc. ...................      105       10,796
Johnson Controls, Inc. .................      220       16,040

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------     -----
Parker-Hannifin Corp. ..................      140  $     9,234
Pentair, Inc. ..........................      115        3,970
Roper Industries, Inc. .................      100        3,951
SPX Corp. ..............................       90        4,119
Textron, Inc. ..........................      130       10,008
Tyco International, Ltd. ...............    2,330       67,244
                                                   -----------
                                                       694,407
                                                   -----------
MANUFACTURING (SPECIALIZED) -- 0.1%
Donaldson Co., Inc. ....................       85        2,703
Jabil Circuit, Inc. (a).................      205        7,603
Pall Corp. .............................      145        3,895
Zebra Technologies Corp. (Class A)
  (a)...................................       85        3,642
                                                   -----------
                                                        17,843
                                                   -----------
METAL FABRICATORS -- 0.1%
Precision Castparts Corp. ..............      150        7,772
                                                   -----------
METALS MINING -- 0.4%
Alcoa, Inc. ............................    1,005       29,718
Freeport-McMoRan Copper & Gold, Inc. ...      205       11,029
Phelps Dodge Corp. .....................      110       15,826
Southern Copper Corp. ..................       40        2,679
                                                   -----------
                                                        59,252
                                                   -----------
NATURAL GAS (DISTRIBUTION/PIPE LINE) -- 0.6%
El Paso Corp. ..........................      710        8,634
Enterprise Products Partners LP.........      235        5,642
Equitable Resources, Inc. ..............      135        4,953
KeySpan Corp. ..........................      185        6,603
Kinder Morgan, Inc. ....................      116       10,666
NiSource, Inc. .........................      310        6,467
ONEOK, Inc. ............................      110        2,929
Questar Corp. ..........................       97        7,343
Sempra Energy...........................      235       10,537
TEPPCO Partners LP......................       80        2,787
The Williams Cos., Inc. ................      640       14,829
                                                   -----------
                                                        81,390
                                                   -----------
OFFICE EQUIPMENT & SUPPLIES -- 0.2%
Pitney Bowes, Inc. .....................      265       11,196
Xerox Corp. (a).........................    1,097       16,071
                                                   -----------
                                                        27,267
                                                   -----------
OIL & GAS (DRILLING & EQUIPMENT) -- 1.9%
Baker Hughes, Inc. .....................      385       23,400
BJ Services Co. ........................      370       13,568
Cooper Cameron Corp. (a)................      130        5,382
Diamond Offshore Drilling, Inc. ........       70        4,869
ENSCO International, Inc. ..............      175        7,761
GlobalSantaFe Corp. ....................      250       12,037
Grant Prideco, Inc. (a).................      140        6,177
Halliburton Co. ........................      580       35,937
Nabors Industries, Ltd. (a).............      180       13,635
National-Oilwell Varco, Inc. (a)........      200       12,540
Noble Corp. ............................      150       10,581
Patterson-UTI Energy, Inc. .............      190        6,261
Pride International, Inc. (a)...........      180        5,535
Rowan Cos., Inc. .......................      125        4,455
Schlumberger, Ltd. .....................      680       66,062
Smith International, Inc. ..............      245        9,092

See accompanying notes to financial statements.

STREETTRACKS DJ WILSHIRE LARGE CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------     -----
Transocean, Inc. (a)....................      370  $    25,785
Weatherford International, Ltd. (a).....      380       13,756
                                                   -----------
                                                       276,833
                                                   -----------
OIL & GAS (EXPLORATION/PRODUCTS) -- 1.7%
Anadarko Petroleum Corp. ...............      260       24,635
Apache Corp. ...........................      377       25,832
Burlington Resources, Inc. .............      445       38,359
Chesapeake Energy Corp. ................      360       11,423
Devon Energy Corp. .....................      512       32,020
EOG Resources, Inc. ....................      275       20,177
Kerr-McGee Corp. .......................      120       10,903
Murphy Oil Corp. .......................      200       10,798
Newfield Exploration Co. (a)............      145        7,260
Noble Energy, Inc. .....................      200        8,060
Pioneer Natural Resources Co. ..........      165        8,459
Plains Exploration & Production Co.
  (a)...................................       90        3,576
Pogo Producing Co. .....................       65        3,238
Southwestern Energy Co. (a).............      190        6,829
Ultra Petroleum Corp. (a)...............      175        9,765
XTO Energy, Inc. .......................      400       17,576
                                                   -----------
                                                       238,910
                                                   -----------
OIL & GAS (REFINING & MARKETING) -- 0.0% (C)
Tesoro Petroleum Corp. .................       75        4,616
                                                   -----------
OIL (INTEGRATED) -- 5.3%
Amerada Hess Corp. .....................       95       12,048
Chevron Corp. ..........................    2,592      147,148
ConocoPhillips..........................    1,460       84,942
Exxon Mobil Corp. ......................    7,329      411,670
Marathon Oil Corp. .....................      420       25,607
Occidental Petroleum Corp. .............      460       36,745
Sunoco, Inc. ...........................      160       12,541
Valero Energy Corp. ....................      700       36,120
                                                   -----------
                                                       766,821
                                                   -----------
PAPER & FOREST PRODUCTS -- 0.1%
Weyerhaeuser Co. .......................      275       18,243
                                                   -----------
PAPER & RELATED PRODUCTS -- 0.3%
International Paper Co. ................      565       18,990
Louisiana-Pacific Corp. ................      120        3,296
MeadWestvaco Corp. .....................      235        6,587
Smurfit-Stone Container Corp. (a).......      290        4,109
Temple-Inland, Inc. ....................      130        5,831
                                                   -----------
                                                        38,813
                                                   -----------
PERSONAL & HOUSEHOLD GOODS -- 0.2%
Alberto-Culver Co. .....................       95        4,346
Avon Products, Inc. ....................      540       15,417
The Estee Lauder Cos., Inc. (Class A)...      155        5,190
                                                   -----------
                                                        24,953
                                                   -----------
POWER PRODUCERS (INDEPENDENT) -- 0.1%
NRG Energy, Inc. (a)....................      100        4,712
Reliant Energy, Inc. (a)................      345        3,560
                                                   -----------
                                                         8,272
                                                   -----------

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------     -----
PUBLISHING -- 0.2%
Dex Media, Inc. ........................      130  $     3,521
Meredith Corp. .........................       55        2,879
The McGraw-Hill Cos., Inc. .............      430       22,201
                                                   -----------
                                                        28,601
                                                   -----------
PUBLISHING (NEWSPAPERS) -- 0.3%
Gannett Co., Inc. ......................      285       17,262
Knight Ridder, Inc. ....................       90        5,697
The New York Times Co. (Class A)........      170        4,497
The Washington Post Co. ................        5        3,825
Tribune Co. ............................      240        7,262
                                                   -----------
                                                        38,543
                                                   -----------
RAILROADS -- 0.6%
Burlington Northern Santa Fe Corp. .....      435       30,807
CSX Corp. ..............................      245       12,438
Norfolk Southern Corp. .................      460       20,622
Union Pacific Corp. ....................      300       24,153
                                                   -----------
                                                        88,020
                                                   -----------
REAL ESTATE INVESTMENT TRUST -- 1.4%
AMB Property Corp. .....................       95        4,671
Apartment Investment & Management Co.
  (Class A).............................      110        4,166
Archstone-Smith Trust...................      230        9,635
Avalonbay Communities, Inc. ............       85        7,586
Boston Properties, Inc. ................      125        9,266
Developers Diversified Realty Corp. ....      125        5,877
Duke Realty Corp. ......................      165        5,511
Equity Office Properties Trust..........      470       14,255
Equity Residential......................      322       12,597
Forest City Enterprises, Inc. ..........       70        2,655
General Growth Properties, Inc. ........      255       11,982
Health Care Property Investors Inc. ....      155        3,962
Hospitality Properties Trust............       75        3,008
Host Marriott Corp. ....................      375        7,106
iStar Financial, Inc. ..................      130        4,634
Kimco Realty Corp. .....................      245        7,860
Liberty Property Trust..................       97        4,156
Macerich Co. ...........................       70        4,700
Mack-Cali Realty Corp. .................       70        3,024
Mills Corp. ............................       60        2,516
New Plan Excel Realty Trust.............      120        2,782
Plum Creek Timber Co., Inc. ............      210        7,570
ProLogis................................      275       12,848
Public Storage, Inc. ...................      100        6,772
Regency Centers Corp. ..................       70        4,127
Simon Property Group, Inc. .............      255       19,541
The St. Joe Co. ........................       80        5,378
United Dominion Realty Trust, Inc. .....      152        3,563
Vornado Realty Trust....................      150       12,520
Weingarten Realty Investors.............       90        3,403
                                                   -----------
                                                       207,671
                                                   -----------
REINSURANCE -- 0.7%
Berkshire Hathaway, Inc. (Class A)
  (a)...................................        1       88,620
Everest Re Group, Ltd. .................       65        6,523
                                                   -----------
                                                        95,143
                                                   -----------

See accompanying notes to financial statements.

STREETTRACKS DJ WILSHIRE LARGE CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------     -----
RESTAURANTS -- 0.8%
Brinker International, Inc. ............      100  $     3,866
Darden Restaurants, Inc. ...............      170        6,609
McDonald's Corp. .......................    1,460       49,231
Outback Steakhouse, Inc. ...............       85        3,537
Starbucks Corp. (a).....................      920       27,609
Wendy's International, Inc. ............      130        7,184
Yum! Brands, Inc. ......................      335       15,705
                                                   -----------
                                                       113,741
                                                   -----------
RETAIL -- 0.3%
Albertson's, Inc. ......................      365        7,793
Safeway, Inc. ..........................      515       12,185
The Kroger Co. (a)......................      840       15,859
Whole Foods Market, Inc. ...............      150       11,608
                                                   -----------
                                                        47,445
                                                   -----------
RETAIL (BUILDING SUPPLIES) -- 1.1%
Lowe's Cos., Inc. ......................      807       53,795
The Home Depot, Inc. ...................    2,470       99,985
The Sherwin-Williams Co. ...............      135        6,132
                                                   -----------
                                                       159,912
                                                   -----------
RETAIL (COMPUTERS & ELECTRONICS) -- 0.2%
Best Buy Co,. Inc. .....................      457       19,870
Circuit City Stores, Inc. ..............      220        4,970
RadioShack Corp. .......................      155        3,260
                                                   -----------
                                                        28,100
                                                   -----------
RETAIL (DEPARTMENT STORES) -- 0.4%
Federated Department Stores, Inc. ......      305       20,231
J. C. Penney Co., Inc. .................      275       15,290
Kohl's Corp. (a)........................      350       17,010
Nordstrom, Inc. ........................      265        9,911
                                                   -----------
                                                        62,442
                                                   -----------
RETAIL (DISCOUNTERS) -- 0.3%
Costco Wholesale Corp. .................      530       26,219
Dollar General Corp. ...................      342        6,522
Dollar Tree Stores, Inc. (a)............      125        2,993
Family Dollar Stores, Inc. .............      180        4,462
                                                   -----------
                                                        40,196
                                                   -----------
RETAIL (GENERAL MERCHANDISING CHAIN) -- 1.4%
Sears Holdings Corp. (a)................      115       13,286
Target Corp. ...........................      925       50,847
Wal-Mart Stores, Inc. ..................    2,972      139,090
                                                   -----------
                                                       203,223
                                                   -----------
RETAIL (SPECIALTY APPAREL) -- 0.5%
Abercrombie & Fitch Co. ................      100        6,518
American Eagle Outfitters, Inc. ........      140        3,217
Chico's FAS, Inc. (a)...................      205        9,006
Foot Locker, Inc. ......................      180        4,246
Limited Brands..........................      395        8,828
Ross Stores, Inc. ......................      170        4,913
The Gap, Inc. ..........................      735       12,965
The TJX Cos., Inc. .....................      555       12,893
Urban Outfitters, Inc. (a)..............      132        3,341
                                                   -----------
                                                        65,927
                                                   -----------

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------     -----
RETAIL (SPECIALTY) -- 0.7%
Advance Auto Parts, Inc. (a)............      130  $     5,650
Amazon.com, Inc. (a)....................      342       16,125
AutoNation, Inc. (a)....................      225        4,889
AutoZone, Inc. (a)......................       65        5,964
Barnes & Noble, Inc. ...................       65        2,774
Bed Bath & Beyond, Inc. (a).............      345       12,472
CarMax, Inc. (a)........................      120        3,322
Michaels Stores, Inc. ..................      155        5,482
O'Reilly Automotive, Inc. (a)...........      130        4,161
Office Depot, Inc. (a)..................      360       11,304
PETsMART, Inc. .........................      165        4,234
Staples, Inc. ..........................      855       19,417
Tiffany & Co. ..........................      167        6,394
Williams-Sonoma, Inc. (a)...............      105        4,531
                                                   -----------
                                                       106,719
                                                   -----------
RETAIL STORES (DRUG STORE) -- 0.7%
Caremark Rx, Inc. (a)...................      525       27,190
CVS Corp. ..............................      932       24,623
Walgreen Co. ...........................    1,177       52,094
                                                   -----------
                                                       103,907
                                                   -----------
SAVINGS & LOAN COMPANIES -- 0.7%
Astoria Financial Corp. ................      115        3,381
Golden West Financial Corp. ............      352       23,232
Hudson City Bancorp, Inc. ..............      690        8,363
Independence Community Bank Corp. ......       90        3,576
New York Community Bancorp, Inc. .......      275        4,543
People's Bank...........................       70        2,174
Sovereign Bancorp, Inc. ................      430        9,297
Washington Mutual, Inc. ................    1,147       49,894
                                                   -----------
                                                       104,460
                                                   -----------
SERVICES (ADVERTISING/MARKETING) -- 0.2%
Clear Channel Outdoor Holdings, Inc.
  (a)...................................       40          802
Getty Images, Inc. (a)..................       55        4,910
Lamar Advertising Co. (a)...............       95        4,383
Omnicom Group, Inc. ....................      210       17,878
The Interpublic Group of Cos., Inc.
  (a)...................................      485        4,680
                                                   -----------
                                                        32,653
                                                   -----------
SERVICES (COMMERCIAL & CONSUMER) -- 1.2%
Accenture, Ltd. (Class A)...............      630       18,188
Apollo Group, Inc. (a)..................      175       10,580
Aramark Corp. ..........................      135        3,750
Avery Dennison Corp. ...................      110        6,080
Career Education Corp. (a)..............      120        4,046
CCE Spinco, Inc (a).....................       73          956
Cendant Corp. ..........................    1,212       20,907
Checkfree Corp. (a).....................       75        3,443
ChoicePoint, Inc. (a)...................      100        4,451
Cintas Corp. ...........................      160        6,589
Equifax, Inc. ..........................      155        5,893
Fastenal Co. ...........................      160        6,270
H&R Block, Inc. ........................      352        8,642
Ingram Micro, Inc. (Class A) (a)........      145        2,890
Iron Mountain, Inc. (a).................      125        5,278
Moody's Corp. ..........................      295       18,119
Paychex, Inc. ..........................      390       14,867
R.R. Donnelley & Sons Co. ..............      250        8,553

See accompanying notes to financial statements.

STREETTRACKS DJ WILSHIRE LARGE CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------     -----
Sabre Holdings Corp.(Class A)...........      160  $     3,858
The Service Master Co. .................      335        4,003
VeriSign, Inc. (a)......................      295        6,466
Weight Watchers International, Inc.
  (a)...................................       45        2,224
                                                   -----------
                                                       166,053
                                                   -----------
SERVICES (COMPUTER SYSTEMS) -- 0.2%
Cognizant Technology Solutions Corp.
  (a)...................................      155        7,804
Computer Sciences Corp. (a).............      215       10,888
Electronic Data Systems Corp. ..........      585       14,063
                                                   -----------
                                                        32,755
                                                   -----------
SERVICES (DATA PROCESSING) -- 0.6%
Automatic Data Processing, Inc. ........      670       30,746
Dun & Bradstreet Corp. (a)..............       80        5,357
First Data Corp. .......................      905       38,924
Fiserv, Inc. (a)........................      225        9,736
NAVTEQ Corp. (a)........................      105        4,606
Total System Services, Inc. ............       45          891
                                                   -----------
                                                        90,260
                                                   -----------
SERVICES (EMPLOYMENT) -- 0.1%
Manpower, Inc. .........................      105        4,883
Monster Worldwide, Inc. (a).............      125        5,102
Robert Half International, Inc. ........      200        7,578
                                                   -----------
                                                        17,563
                                                   -----------
STEEL -- 0.1%
Nucor Corp. ............................      165       11,009
United States Steel Corp. ..............      130        6,249
                                                   -----------
                                                        17,258
                                                   -----------
TELEPHONE -- 2.8%
ALLTEL Corp. ...........................      410       25,871
AT&T, Inc. .............................    4,520      110,696
BellSouth Corp. ........................    2,110       57,181
CenturyTel, Inc. .......................      145        4,808
Citizens Communications Co. ............      385        4,709
MCI, Inc. ..............................      325        6,412
NTL, Inc. (a)...........................       90        6,127
Qwest Communications International, Inc.
  (a)...................................    1,710        9,661
Sprint Nextel Corp. ....................    3,377       78,887
Telephone & Data Systems, Inc. .........      120        4,324
Verizon Communications, Inc. ...........    3,185       95,932
                                                   -----------
                                                       404,608
                                                   -----------
TEXTILES (APPAREL) -- 0.2%
Coach, Inc. (a).........................      440       14,669
Jones Apparel Group, Inc. ..............      140        4,301
Liz Claiborne, Inc. ....................      125        4,477
Polo Ralph Lauren Corp. ................       70        3,930
V. F. Corp. ............................      105        5,811
                                                   -----------
                                                        33,188
                                                   -----------

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------     -----
TOBACCO -- 1.4%
Altria Group, Inc. .....................    2,385  $   178,207
Reynolds American, Inc. ................      100        9,533
UST, Inc. ..............................      190        7,758
                                                   -----------
                                                       195,498
                                                   -----------
TRANSPORTATION -- 0.1%
Expeditors International Washington,
  Inc. .................................      125        8,439
                                                   -----------
TRUCKING -- 0.7%
C.H. Robinson Worldwide, Inc. ..........      195        7,221
FedEx Corp. ............................      325       33,602
J.B. Hunt Transport Services, Inc. .....      145        3,283
United Parcel Service, Inc. (Class B)...      660       49,599
YRC Worldwide, Inc (a)..................       65        2,899
                                                   -----------
                                                        96,604
                                                   -----------
TRUCKS & PARTS -- 0.1%
Cummins, Inc. ..........................       45        4,038
Navistar International Corp. (a)........       70        2,003
PACCAR, Inc. ...........................      200       13,846
                                                   -----------
                                                        19,887
                                                   -----------
WASTE MANAGEMENT -- 0.2%
Republic Services, Inc. ................      140        5,257
Waste Management, Inc. .................      655       19,879
                                                   -----------
                                                        25,136
                                                   -----------
TOTAL COMMON STOCKS -- (Cost
  $14,157,127)..........................            14,328,740
                                                   -----------
SHORT TERM INVESTMENTS -- 0.2%
MONEY MARKET FUND -- 0.2%
AIM Short Term Investment Class Prime
  Fund (Cost $26,077)...................   26,077       26,077
                                                   -----------
TOTAL INVESTMENTS -- 99.9%
  (Cost $14,183,204)....................            14,354,817
OTHER ASSETS AND LIABILITIES -- 0.1%                    13,975
                                                   -----------
NET ASSETS -- 100.0%....................           $14,368,792
                                                   ===========

(a) Non-income producing security
(b) Affiliated Issuer (Note 3)
(c) Amount shown represents less than 0.005% of net assets.

See accompanying notes to financial statements.

STREETTRACKS DJ WILSHIRE LARGE CAP GROWTH ETF
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                     SHARES      VALUE
--------------------                     ------      -----
COMMON STOCKS -- 99.8%
AEROSPACE/DEFENSE -- 2.2%
Alliant Techsystems, Inc. (a)........        904  $     68,858
General Dynamics Corp. ..............      4,030       459,622
L-3 Communications Holdings, Inc. ...      2,812       209,072
Lockheed Martin Corp. ...............      8,385       533,538
Raytheon Co. ........................     10,872       436,511
Rockwell Collins, Inc. ..............      3,873       179,978
United Technologies Corp. ...........     22,750     1,271,952
                                                  ------------
                                                     3,159,531
                                                  ------------
AIRLINES -- 0.2%
Southwest Airlines Co. ..............     17,086       280,723
                                                  ------------
AUTO PARTS & EQUIPMENT -- 0.1%
BorgWarner, Inc. ....................      1,337        81,062
Gentex Corp. ........................      3,735        72,833
                                                  ------------
                                                       153,895
                                                  ------------
AUTOMOBILES & PARTS -- 0.2%
Harley-Davidson, Inc. ...............      6,590       339,319
                                                  ------------
BANKS (MAJOR REGIONAL) -- 0.9%
U.S. Bancorp.........................     43,963     1,314,054
                                                  ------------
BANKS (REGIONAL) -- 0.1%
Commerce Bancorp, Inc. ..............      3,854       132,616
                                                  ------------
BEVERAGES (ALCOHOLIC) -- 0.6%
Anheuser-Busch Cos., Inc. ...........     18,737       804,941
Constellation Brands, Inc. (Class A)
  (a)................................      4,620       121,183
                                                  ------------
                                                       926,124
                                                  ------------
BEVERAGES (NON-ALCOHOLIC) -- 1.7%
PepsiCo, Inc. .......................     40,186     2,374,189
The Pepsi Bottling Group, Inc. ......      3,716       106,315
                                                  ------------
                                                     2,480,504
                                                  ------------
BIOTECHNOLOGY -- 4.0%
Amgen, Inc. (a)......................     29,913     2,358,939
Biogen Idec, Inc. (a)................      8,157       369,757
Celgene Corp. (a)....................      3,992       258,682
Charles River Laboratories
  International, Inc. (a)............      1,770        74,995
Chiron Corp. (a).....................      2,655       118,041
Genentech, Inc. (a)..................     11,205     1,036,462
Genzyme Corp. (a)....................      6,250       442,375
Gilead Sciences, Inc. (a)............     10,972       577,456
ImClone Systems, Inc. (a)............      1,632        55,880
Invitrogen Corp. (a).................      1,318        87,832
MedImmune, Inc. (a)..................      5,957       208,614
Millennium Pharmaceuticals, Inc.
  (a)................................      7,432        72,090
Millipore Corp. (a)..................      1,199        79,182
                                                  ------------
                                                     5,740,305
                                                  ------------
BROADCASTING (TV, RADIO & CABLE) -- 3.2%
Cablevision Systems New York Group
  (Class A) (a)......................      4,305       101,038
Clear Channel Communications,
  Inc. ..............................     11,815       371,582
Comcast Corp. (Class A) (a)..........     49,581     1,287,123
EchoStar Communications Corp. (Class
  A) (a).............................      5,210       141,556
EW Scripps Co. ......................      1,965        94,359
Liberty Global, Inc. (Class A) (a)...     11,443       257,468

SECURITY DESCRIPTION                     SHARES      VALUE
--------------------                     ------      -----
Liberty Media Corp. (a)..............     67,414  $    530,548
News Corp. (Class A).................     59,388       923,483
Sirius Satellite Radio, Inc. (a).....     28,962       194,045
The DIRECTV Group, Inc. (a)..........     22,139       312,603
Univision Communications, Inc. (a)...      6,114       179,691
XM Satellite Radio Holdings, Inc.
  (Class A)(a).......................      5,348       145,893
                                                  ------------
                                                     4,539,389
                                                  ------------
BUILDING MATERIALS -- 0.1%
American Standard Cos., Inc. ........      4,325       172,784
                                                  ------------
CELLULAR/WIRELESS TELECOMMUNICATIONS -- 0.5%
American Tower Corp. (a).............      9,673       262,138
Crown Castle International Corp.
  (a)................................      5,486       147,628
Nextel Partners, Inc. (a)............      3,704       103,490
NII Holdings, Inc. (a)...............      3,321       145,061
US Cellular Corp. (a)................        314        15,512
                                                  ------------
                                                       673,829
                                                  ------------
CHEMICALS (DIVERSIFIED) -- 0.6%
Monsanto Co. ........................      6,426       498,208
Praxair, Inc. .......................      7,865       416,530
                                                  ------------
                                                       914,738
                                                  ------------
CHEMICALS (SPECIALTY) -- 0.3%
Bunge, Ltd. .........................      2,674       151,375
Ecolab, Inc. ........................      4,463       161,873
Sigma-Aldrich Corp. .................      1,475        93,353
The Mosaic Co. (a)...................      3,088        45,177
                                                  ------------
                                                       451,778
                                                  ------------
COAL -- 0.3%
Arch Coal, Inc. .....................      1,494       118,773
Peabody Energy Corp. ................      3,126       257,645
                                                  ------------
                                                       376,418
                                                  ------------
COMMUNICATIONS EQUIPMENT -- 1.9%
Avaya, Inc. (a)......................     10,853       115,801
Corning, Inc. (a)....................     36,707       721,660
QUALCOMM, Inc. ......................     39,644     1,707,863
Scientific-Atlanta, Inc. ............      3,697       159,230
                                                  ------------
                                                     2,704,554
                                                  ------------
COMPUTER SOFTWARE/SERVICES -- 9.4%
Activision, Inc. (a).................      6,409        88,060
Adobe Systems, Inc. .................     14,529       536,992
Affiliated Computer Services, Inc.
  (a)................................      2,969       175,705
Autodesk, Inc. ......................      5,524       237,256
BEA Systems, Inc. (a)................      9,358        87,965
Ceridian Corp. (a)...................      3,578        88,913
Citrix Systems, Inc. (a).............      4,030       115,983
Diebold, Inc. .......................      1,770        67,260
DST Systems, Inc. (a)................      1,494        89,506
eBay, Inc. (a).......................     25,152     1,087,824
Electronic Arts, Inc. (a)............      7,229       378,149
Expedia, Inc. (a)....................      6,963       166,834
Google, Inc. (a).....................      4,855     2,014,145
IAC/InterActiveCorp (a)..............      6,963       197,123
Intuit, Inc. (a).....................      3,958       210,961
McAfee, Inc. (a).....................      4,035       109,470
Mercury Interactive Corp. (a)........      2,065        57,386

See accompanying notes to financial statements.

STREETTRACKS DJ WILSHIRE LARGE CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                     SHARES      VALUE
--------------------                     ------      -----
Microsoft Corp. .....................    229,121  $  5,991,514
Pixar (a)............................      1,356        71,488
Symantec Corp. (a)...................     28,796       503,930
Yahoo!, Inc. (a).....................     32,058     1,256,033
                                                  ------------
                                                    13,532,497
                                                  ------------
COMPUTERS (HARDWARE) -- 4.3%
Apple Computer, Inc. (a).............     20,257     1,456,276
Dell, Inc. (a).......................     52,732     1,581,433
International Business Machines
  Corp. .............................     38,616     3,174,235
                                                  ------------
                                                     6,211,944
                                                  ------------
COMPUTERS (NETWORKING) -- 2.1%
Cisco Systems, Inc. (a)..............    159,416     2,729,202
Juniper Networks, Inc. (a)...........     13,143       293,089
                                                  ------------
                                                     3,022,291
                                                  ------------
COMPUTERS (PERIPHERALS) -- 1.0%
EMC Corp. (a)........................     57,521       783,436
Lexmark International, Inc. (a)......      2,882       129,200
Network Appliance, Inc. (a)..........      8,809       237,843
SanDisk Corp. (a)....................      4,325       271,697
                                                  ------------
                                                     1,422,176
                                                  ------------
CONSUMER FINANCE -- 1.9%
American Express Co. ................     26,646     1,371,203
AmeriCredit Corp. (a)................      3,559        91,217
Capital One Financial Corp. .........      7,183       620,611
MBNA Corp. ..........................      3,000        81,450
SLM Corp. ...........................     10,172       560,376
Student Loan Corp. ..................        138        28,874
                                                  ------------
                                                     2,753,731
                                                  ------------
CONTAINERS (METALS & GLASS) -- 0.1%
Ball Corp. ..........................      2,498        99,220
Crown Holdings, Inc. (a).............      4,011        78,335
                                                  ------------
                                                       177,555
                                                  ------------
CONTAINERS/PACKAGING (PAPER & PLASTIC) -- 0.1%
Pactiv Corp. (a).....................      3,597        79,134
                                                  ------------
DISTRIBUTORS (FOOD & HEALTH) -- 1.3%
AmerisourceBergen Corp. .............      5,072       209,981
Cardinal Health, Inc. ...............     10,412       715,825
McKesson Corp. ......................      6,744       347,923
Patterson Cos., Inc. (a).............      2,812        93,921
Sysco Corp. .........................     14,886       462,210
                                                  ------------
                                                     1,829,860
                                                  ------------
ELECTRIC UTILITIES -- 0.2%
The AES Corp. (a)....................     15,630       247,423
                                                  ------------
ELECTRONICS (COMPONENT DISTRIBUTION) -- 0.2%
CDW Corp. ...........................      1,613        92,860
Jabil Circuit, Inc. (a)..............      4,306       159,710
Sanmina-SCI Corp. (a)................     12,623        53,774
                                                  ------------
                                                       306,344
                                                  ------------

SECURITY DESCRIPTION                     SHARES      VALUE
--------------------                     ------      -----
ELECTRONICS (INSTRUMENT) -- 0.4%
Amphenol Corp. (Class A).............      2,084  $     92,238
Fisher Scientific International, Inc.
  (a)................................      3,012       186,322
Garmin, Ltd. ........................      1,356        89,971
Thermo Electron Corp. (a)............      3,873       116,693
Waters Corp. (a).....................      2,831       107,012
                                                  ------------
                                                       592,236
                                                  ------------
ELECTRONICS (SEMICONDUCTORS) -- 2.7%
Altera Corp. (a).....................      8,945       165,751
Analog Devices, Inc. ................      9,010       323,189
Broadcom Corp. (Class A) (a).........      6,546       308,644
International Rectifier Corp. (a)....      1,632        52,061
Linear Technology Corp. .............      7,425       267,820
Marvell Technology Group, Ltd. (a)...      5,362       300,754
Maxim Integrated Products, Inc. .....      7,886       285,788
Microchip Technology, Inc. ..........      4,934       158,628
National Semiconductor Corp. ........      8,455       219,661
NVIDIA Corp. (a).....................      3,873       141,597
QLogic Corp. (a).....................      2,084        67,751
Texas Instruments, Inc. .............     41,038     1,316,089
Xilinx, Inc. ........................      8,416       212,167
                                                  ------------
                                                     3,819,900
                                                  ------------
ENGINEERING & CONSTRUCTION -- 0.2%
Fluor Corp. .........................      2,065       159,542
Jacobs Engineering Group, Inc. (a)...      1,337        90,742
                                                  ------------
                                                       250,284
                                                  ------------
ENTERTAINMENT -- 1.3%
Time Warner, Inc. ...................    106,246     1,852,930
                                                  ------------
EQUIPMENT (SEMICONDUCTORS) -- 0.8%
Applied Materials, Inc. .............     39,005       699,750
KLA-Tencor Corp. ....................      4,751       234,367
Lam Research Corp. (a)...............      3,402       121,383
Novellus Systems, Inc. (a)...........      3,402        82,056
                                                  ------------
                                                     1,137,556
                                                  ------------
FINANCIAL (DIVERSIFIED) -- 0.9%
Chicago Mercantile Exchange Holdings,
  Inc. ..............................        650       238,869
Countrywide Financial Corp. .........     14,293       488,678
SEI Investments Co. .................      1,651        61,087
State Street Corp. (b)...............      7,860       435,758
                                                  ------------
                                                     1,224,392
                                                  ------------
FOOD PRODUCTS -- 0.4%
Dean Foods Co. (a)...................      3,578       134,747
The Hershey Co. .....................      4,190       231,498
Wm. Wrigley Jr., Co. ................      3,444       228,992
                                                  ------------
                                                       595,237
                                                  ------------
FOOTWEAR -- 0.2%
NIKE, Inc. (Class B).................      4,082       354,277
                                                  ------------
GAMING & LOTTERY -- 0.7%
Boyd Gaming Corp. ...................      1,061        50,567
GTECH Holdings Corp. (a).............      2,831        89,856
Harrah's Entertainment, Inc. ........      4,400       313,676
International Game Technology........      8,330       256,398
Las Vegas Sands Corp. (a)............      2,996       118,252
MGM Mirage, Inc. (a).................      2,999       109,973

See accompanying notes to financial statements.

STREETTRACKS DJ WILSHIRE LARGE CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                     SHARES      VALUE
--------------------                     ------      -----
Penn National Gaming, Inc. (a).......      1,494  $     49,227
Station Casinos, Inc. ...............      1,180        80,004
                                                  ------------
                                                     1,067,953
                                                  ------------
GOLD/PRECIOUS METALS MINING -- 0.4%
Newmont Mining Corp. ................     10,077       538,112
                                                  ------------
HAND/MACHINE TOOLS -- 0.1%
Black & Decker Corp. ................      1,946       169,224
                                                  ------------
HEALTH CARE (DIVERSIFIED) -- 0.4%
Baxter International, Inc. ..........     14,902       561,060
                                                  ------------
HEALTH CARE (DRUGS/PHARMACEUTICALS) -- 1.7%
Allergan, Inc. ......................      3,225       348,171
Barr Pharmaceuticals, Inc. (a).......      2,203       137,225
Cephalon, Inc. (a)...................      1,356        87,787
Endo Pharmaceuticals Holdings, Inc.
  (a)................................      2,660        80,492
Forest Laboratories, Inc. (a)........      8,450       343,746
Hospira, Inc. (a)....................      3,735       159,783
IVAX Corp. (a).......................      5,363       168,023
King Pharmaceuticals, Inc. (a).......      5,819        98,457
Mylan Laboratories, Inc. ............      5,229       104,371
Schering-Plough Corp. ...............     35,565       741,530
Sepracor, Inc. (a)...................      2,536       130,858
Watson Pharmaceuticals, Inc. (a).....      2,674        86,932
                                                  ------------
                                                     2,487,375
                                                  ------------
HEALTH CARE (HOSPITAL MANAGEMENT) -- 0.6%
Community Health Systems, Inc. (a)...      2,084        79,901
HCA, Inc. ...........................     10,172       513,686
Health Management Associates,
  Inc. ..............................      5,524       121,307
Triad Hospitals, Inc. (a)............      2,084        81,755
Universal Health Services, Inc.
  (Class B)..........................      1,337        62,491
                                                  ------------
                                                       859,140
                                                  ------------
HEALTH CARE (MANAGED CARE) -- 3.8%
Aetna, Inc. .........................      6,930       653,568
Coventry Health Care, Inc. (a).......      3,854       219,524
Express Scripts, Inc. (Class A)
  (a)................................      2,988       250,395
Health Net, Inc. (a).................      2,693       138,824
Humana, Inc. (a).....................      3,873       210,420
Lincare Holdings, Inc. (a)...........      2,398       100,500
Manor Care, Inc. ....................      2,084        82,881
Medco Health Solutions, Inc. (a).....      7,299       407,284
Omnicare, Inc. ......................      2,917       166,911
UnitedHealth Group, Inc. ............     33,039     2,053,068
WellPoint, Inc. (a)..................     15,135     1,207,603
                                                  ------------
                                                     5,490,978
                                                  ------------
HEALTH CARE (MEDICAL PRODUCTS/SUPPLIES) -- 6.7%
Bausch & Lomb, Inc. .................      1,318        89,492
Beckman Coulter, Inc. ...............      1,494        85,009
Becton, Dickinson & Co. .............      5,739       344,799
Biomet, Inc. ........................      5,578       203,987
Boston Scientific Corp. (a)..........     14,398       352,607
C.R. Bard, Inc. .....................      2,536       167,173
Covance, Inc. (a)....................      1,494        72,534
Cytyc Corp. (a)......................      2,693        76,023
Dade Behring Holdings, Inc. .........      2,103        85,992
Dentsply International, Inc. ........      1,770        95,031
Guidant Corp. .......................      8,010       518,648
Henry Schein, Inc. (a)...............      2,084        90,946

SECURITY DESCRIPTION                     SHARES      VALUE
--------------------                     ------      -----
Johnson & Johnson....................     71,898  $  4,321,070
Kinetic Concepts, Inc. (a)...........      1,199        47,672
Medtronic, Inc. .....................     29,187     1,680,296
St. Jude Medical, Inc. (a)...........      8,832       443,366
Stryker Corp. .......................      6,693       297,370
The Cooper Cos., Inc. ...............      1,042        53,455
Varian Medical Systems, Inc. (a).....      3,283       165,266
Zimmer Holdings, Inc. (a)............      5,925       399,582
                                                  ------------
                                                     9,590,318
                                                  ------------
HEALTH CARE (SPECIAL SERVICES) -- 0.4%
DaVita, Inc. (a).....................      2,398       121,435
IMS Health, Inc. ....................      5,643       140,624
Laboratory Corp. of America Holdings
  (a)................................      3,264       175,766
Quest Diagnostics, Inc. .............      3,735       192,278
                                                  ------------
                                                       630,103
                                                  ------------
HOMEBUILDING -- 0.9%
Centex Corp. ........................      3,069       219,403
D.R. Horton, Inc. ...................      6,566       234,603
Hovnanian Enterprises, Inc. (a)......        885        43,931
KB HOME..............................      1,808       131,369
Lennar Corp. (Class A)...............      3,264       199,169
NVR, Inc. (a)........................        138        96,876
Pulte Homes, Inc. ...................      5,191       204,318
Ryland Group, Inc. ..................      1,180        85,114
Toll Brothers, Inc. (a)..............      2,655        91,969
                                                  ------------
                                                     1,306,752
                                                  ------------
HOUSEHOLD FURNISHINGS & APPLIANCES -- 0.2%
Harman International Industries,
  Inc. ..............................      1,513       148,047
Mohawk Industries, Inc. (a)..........      1,318       114,640
                                                  ------------
                                                       262,687
                                                  ------------
HOUSEHOLD PRODUCTS (NON-DURABLE) -- 4.2%
Colgate-Palmolive Co. ...............     12,606       691,439
Energizer Holdings, Inc. (a).........      1,651        82,203
Fortune Brands, Inc. ................      3,476       271,198
Procter & Gamble Co. ................     82,541     4,777,473
The Clorox Co. ......................      3,723       211,802
                                                  ------------
                                                     6,034,115
                                                  ------------
INSURANCE (LIFE/HEALTH) -- 1.2%
AFLAC, Inc. .........................     12,081       560,800
Principal Financial Group, Inc. .....      6,718       318,635
Prudential Financial, Inc. ..........     12,523       916,558
                                                  ------------
                                                     1,795,993
                                                  ------------
INSURANCE (PROPERTY/CASUALTY) -- 0.7%
Fidelity National Financial, Inc. ...      3,716       136,712
Fidelity National Title Group,
  Inc. ..............................        609        14,829
First American Corp. ................      2,065        93,544
Markel Corp. (a).....................        224        71,019
The Progressive Corp. ...............      4,152       484,871
White Mountains Insurance Group,
  Ltd. ..............................        185       103,332
WR Berkley Corp. ....................      2,674       127,336
                                                  ------------
                                                     1,031,643
                                                  ------------
INSURANCE BROKERS -- 0.1%
Brown & Brown, Inc. .................      2,680        81,847
                                                  ------------

See accompanying notes to financial statements.

STREETTRACKS DJ WILSHIRE LARGE CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                     SHARES      VALUE
--------------------                     ------      -----
INVESTMENT BANKING/BROKERAGE -- 0.2%
Ameritrade Holding Corp. (a).........      6,566  $    157,584
E*TRADE Financial Corp. (a)..........      8,926       186,196
                                                  ------------
                                                       343,780
                                                  ------------
INVESTMENT MANAGEMENT -- 0.7%
Ameriprise Financial, Inc. ..........      5,355       219,555
BlackRock, Inc. .....................        314        34,063
Eaton Vance Corp. ...................      3,245        88,783
Franklin Resources, Inc. ............      3,438       323,206
Legg Mason, Inc. ....................      2,684       321,248
                                                  ------------
                                                       986,855
                                                  ------------
LEISURE TIME (PRODUCTS) -- 0.1%
International Speedway Corp. (Class
  A).................................        866        41,481
Polaris Industries, Inc. ............      1,042        52,309
                                                  ------------
                                                        93,790
                                                  ------------
LODGING (HOTELS) -- 0.7%
Hilton Hotels Corp. .................      8,750       210,963
Marriott International, Inc. (Class
  A).................................      4,526       303,106
Starwood Hotels & Resorts Worldwide,
  Inc. (Class B).....................      5,269       336,478
Wynn Resorts, Ltd. (a)...............      1,651        90,557
                                                  ------------
                                                       941,104
                                                  ------------
MACHINERY (DIVERSIFIED) -- 0.4%
Danaher Corp. .......................      6,195       345,557
Graco, Inc. .........................      1,651        60,229
Joy Global, Inc. ....................      2,862       114,480
                                                  ------------
                                                       520,266
                                                  ------------
MANUFACTURING (DIVERSIFIED) -- 1.6%
3M Co. ..............................     17,007     1,318,042
AMETEK, Inc. ........................      1,651        70,234
Illinois Tool Works, Inc. ...........      6,005       528,380
ITT Industries, Inc. ................      2,222       228,466
Roper Industries, Inc. ..............      2,084        82,339
                                                  ------------
                                                     2,227,461
                                                  ------------
MANUFACTURING (SPECIALIZED) -- 0.1%
Donaldson Co., Inc. .................      1,770        56,286
Zebra Technologies Corp. (Class A)
  (a)................................      1,770        75,845
                                                  ------------
                                                       132,131
                                                  ------------
METAL FABRICATORS -- 0.1%
Precision Castparts Corp. ...........      3,126       161,958
                                                  ------------
METALS MINING -- 0.2%
Freeport-McMoRan Copper & Gold,
  Inc. ..............................      4,325       232,685
                                                  ------------
NATURAL GAS (DISTRIBUTION/PIPE LINE) -- 0.3%
Equitable Resources, Inc. ...........      2,812       103,172
Kinder Morgan, Inc. .................      2,589       238,059
Questar Corp. .......................      2,065       156,320
                                                  ------------
                                                       497,551
                                                  ------------
OIL & GAS (DRILLING & EQUIPMENT) -- 4.1%
Baker Hughes, Inc. ..................      8,233       500,402
BJ Services Co. .....................      7,746       284,046
Cooper Cameron Corp. (a).............      2,774       114,844
Diamond Offshore Drilling, Inc. .....      1,475       102,601
ENSCO International, Inc. ...........      3,697       163,962

SECURITY DESCRIPTION                     SHARES      VALUE
--------------------                     ------      -----
GlobalSantaFe Corp. .................      5,229  $    251,776
Grant Prideco, Inc. (a)..............      2,969       130,992
Halliburton Co. .....................     12,330       763,967
Nabors Industries, Ltd. (a)..........      3,854       291,940
National-Oilwell Varco, Inc. (a).....      4,168       261,334
Noble Corp. .........................      3,145       221,848
Patterson-UTI Energy, Inc. ..........      4,011       132,162
Pride International, Inc. (a)........      3,854       118,511
Rowan Cos., Inc. ....................      2,536        90,383
Schlumberger, Ltd. ..................     14,209     1,380,404
Smith International, Inc. ...........      5,072       188,222
Transocean, Inc. (a).................      7,907       551,039
Weatherford International, Ltd.
  (a)................................      8,420       304,804
                                                  ------------
                                                     5,853,237
                                                  ------------
OIL & GAS (EXPLORATION/PRODUCTS) -- 3.2%
Anadarko Petroleum Corp. ............      5,367       508,523
Apache Corp. ........................      7,884       540,212
Burlington Resources, Inc. ..........      9,059       780,886
Chesapeake Energy Corp. .............      8,151       258,631
Devon Energy Corp. ..................     10,715       670,116
EOG Resources, Inc. .................      5,785       424,445
Murphy Oil Corp. ....................      4,187       226,056
Newfield Exploration Co. (a).........      3,007       150,561
Pioneer Natural Resources Co. .......      3,440       176,369
Plains Exploration & Production Co.
  (a)................................      1,908        75,805
Pogo Producing Co. ..................      1,356        67,542
Southwestern Energy Co. (a)..........      3,892       139,878
Ultra Petroleum Corp. (a)............      3,716       207,353
XTO Energy, Inc. ....................      8,389       368,613
                                                  ------------
                                                     4,594,990
                                                  ------------
OIL & GAS (REFINING & MARKETING) -- 0.7%
Sunoco, Inc. ........................      3,283       257,321
Valero Energy Corp. .................     14,626       754,702
                                                  ------------
                                                     1,012,023
                                                  ------------
PERSONAL & HOUSEHOLD GOODS -- 0.3%
Alberto-Culver Co. ..................      1,946        89,029
Avon Products, Inc. .................     11,078       316,277
                                                  ------------
                                                       405,306
                                                  ------------
PUBLISHING -- 0.4%
Dex Media, Inc. .....................      2,674        72,439
The McGraw-Hill Cos., Inc. ..........      9,054       467,458
                                                  ------------
                                                       539,897
                                                  ------------
PUBLISHING (NEWSPAPERS) -- 0.1%
The Washington Post Co. .............        138       105,570
                                                  ------------
RAILROADS -- 0.3%
Norfolk Southern Corp. ..............      9,669       433,461
                                                  ------------
REAL ESTATE INVESTMENT TRUST -- 0.3%
Forest City Enterprises, Inc. .......      1,494        56,668
General Growth Properties, Inc. .....      5,367       252,195
The St. Joe Co. .....................      1,651       110,980
                                                  ------------
                                                       419,843
                                                  ------------
REINSURANCE -- 1.5%
Berkshire Hathaway, Inc. (Class A)
  (a)................................         25     2,215,500
                                                  ------------

See accompanying notes to financial statements.

STREETTRACKS DJ WILSHIRE LARGE CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                     SHARES      VALUE
--------------------                     ------      -----
RESTAURANTS -- 0.8%
Brinker International, Inc. .........      2,103  $     81,302
Darden Restaurants, Inc. ............      3,359       130,598
Outback Steakhouse, Inc. ............      1,789        74,440
Starbucks Corp. (a)..................     18,462       554,045
Yum! Brands, Inc. ...................      6,854       321,315
                                                  ------------
                                                     1,161,700
                                                  ------------
RETAIL -- 0.2%
Whole Foods Market, Inc. ............      3,026       234,182
                                                  ------------
RETAIL (BUILDING SUPPLIES) -- 2.2%
Lowe's Cos., Inc. ...................     16,859     1,123,821
The Home Depot, Inc. ................     52,004     2,105,122
                                                  ------------
                                                     3,228,943
                                                  ------------
RETAIL (COMPUTERS & ELECTRONICS) -- 0.3%
Best Buy Co,. Inc. ..................      9,528       414,277
                                                  ------------
RETAIL (DEPARTMENT STORES) -- 0.4%
Kohl's Corp. (a).....................      7,290       354,294
Nordstrom, Inc. .....................      5,643       211,048
                                                  ------------
                                                       565,342
                                                  ------------
RETAIL (DISCOUNTERS) -- 0.6%
Costco Wholesale Corp. ..............     11,449       566,382
Dollar General Corp. ................      7,156       136,465
Dollar Tree Stores, Inc. (a).........      2,655        63,561
Family Dollar Stores, Inc. ..........      3,835        95,069
                                                  ------------
                                                       861,477
                                                  ------------
RETAIL (GENERAL MERCHANDISING CHAIN) -- 3.0%
Sears Holdings Corp. (a).............      2,387       275,770
Target Corp. ........................     19,337     1,062,955
Wal-Mart Stores, Inc. ...............     62,540     2,926,872
                                                  ------------
                                                     4,265,597
                                                  ------------
RETAIL (SPECIALTY APPAREL) -- 0.8%
Abercrombie & Fitch Co. .............      2,084       135,835
American Eagle Outfitters, Inc. .....      2,850        65,493
Chico's FAS, Inc. (a)................      4,306       189,163
Foot Locker, Inc. ...................      3,735        88,109
Ross Stores, Inc. ...................      3,559       102,855
The Gap, Inc. .......................     15,454       272,608
The TJX Cos., Inc. ..................     11,600       269,468
Urban Outfitters, Inc. (a)...........      2,812        71,172
                                                  ------------
                                                     1,194,703
                                                  ------------
RETAIL (SPECIALTY) -- 1.4%
Advance Auto Parts, Inc. (a).........      2,674       116,212
Amazon.com, Inc. (a).................      7,217       340,282
AutoNation, Inc. (a).................      4,739       102,978
AutoZone, Inc. (a)...................      1,337       122,670
Bed Bath & Beyond, Inc. (a)..........      7,255       262,268
CarMax, Inc. (a).....................      2,517        69,671
Michaels Stores, Inc. ...............      3,264       115,448
O'Reilly Automotive, Inc. (a)........      2,674        85,595
PETsMART, Inc. ......................      3,440        88,270
Staples, Inc. .......................     17,942       407,463
Tiffany & Co. .......................      3,559       136,274
Williams-Sonoma, Inc. (a)............      2,241        96,699
                                                  ------------
                                                     1,943,830
                                                  ------------

SECURITY DESCRIPTION                     SHARES      VALUE
--------------------                     ------      -----
RETAIL STORES (DRUG STORE) -- 1.5%
Caremark Rx, Inc. (a)................     10,834  $    561,093
CVS Corp. ...........................     19,510       515,454
Walgreen Co. ........................     24,630     1,090,124
                                                  ------------
                                                     2,166,671
                                                  ------------
SAVINGS & LOAN COMPANIES -- 0.6%
Golden West Financial Corp. .........      7,413       489,258
Hudson City Bancorp, Inc. ...........     14,431       174,904
Sovereign Bancorp, Inc. .............      9,064       195,963
                                                  ------------
                                                       860,125
                                                  ------------
SERVICES (ADVERTISING/MARKETING) -- 0.4%
Clear Channel Outdoor Holdings, Inc.
  (a)................................        835        16,742
Getty Images, Inc. (a)...............      1,161       103,642
Lamar Advertising Co. (a)............      2,065        95,279
Omnicom Group, Inc. .................      4,374       372,359
                                                  ------------
                                                       588,022
                                                  ------------
SERVICES (COMMERCIAL & CONSUMER) -- 1.8%
Accenture, Ltd. (Class A)............     13,767       397,453
Apollo Group, Inc. (a)...............      3,622       218,986
Aramark Corp. .......................      2,850        79,173
Career Education Corp. (a)...........      2,517        84,873
CCE Spinco, Inc (a)..................      1,476        19,336
Cendant Corp. .......................     24,622       424,729
Checkfree Corp. (a)..................      1,813        83,217
ChoicePoint, Inc. (a)................      2,103        93,605
Cintas Corp. ........................      3,283       135,194
Fastenal Co. ........................      3,320       130,111
Iron Mountain, Inc. (a)..............      2,674       112,896
Moody's Corp. .......................      6,087       373,864
Paychex, Inc. .......................      8,111       309,191
VeriSign, Inc. (a)...................      6,114       134,019
Weight Watchers International, Inc.
  (a)................................      1,023        50,567
                                                  ------------
                                                     2,647,214
                                                  ------------
SERVICES (COMPUTER SYSTEMS) -- 0.1%
Cognizant Technology Solutions Corp.
  (a)................................      3,264       164,342
                                                  ------------
SERVICES (DATA PROCESSING) -- 1.3%
Automatic Data Processing, Inc. .....     13,881       636,999
Dun & Bradstreet Corp. (a)...........      1,651       110,551
First Data Corp. ....................     18,353       789,362
Fiserv, Inc. (a).....................      4,739       205,057
NAVTEQ Corp. (a).....................      2,203        96,646
Total System Services, Inc. .........        904        17,890
                                                  ------------
                                                     1,856,505
                                                  ------------
SERVICES (EMPLOYMENT) -- 0.3%
Manpower, Inc. ......................      2,203       102,439
Monster Worldwide, Inc. (a)..........      2,655       108,377
Robert Half International, Inc. .....      4,168       157,926
                                                  ------------
                                                       368,742
                                                  ------------
TELEPHONE -- 0.1%
NTL, Inc. (a)........................      1,808       123,089
                                                  ------------
TEXTILES (APPAREL) -- 0.3%
Coach, Inc. (a)......................      9,212       307,128
Liz Claiborne, Inc. .................      2,655        95,102
                                                  ------------
                                                       402,230
                                                  ------------

See accompanying notes to financial statements.

STREETTRACKS DJ WILSHIRE LARGE CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                     SHARES      VALUE
--------------------                     ------      -----
TRUCKING -- 1.6%
C.H. Robinson Worldwide, Inc. .......      4,149  $    153,637
Expeditors International Washington,
  Inc. ..............................      2,536       171,205
FedEx Corp. .........................      6,758       698,710
J.B. Hunt Transport Services,
  Inc. ..............................      2,988        67,648
United Parcel Service, Inc. (Class
  B).................................     15,197     1,142,055
                                                  ------------
                                                     2,233,255
                                                  ------------
WASTE MANAGEMENT -- 0.3%
Waste Management, Inc. ..............     13,284       403,169
                                                  ------------
TOTAL COMMON STOCKS -- (Cost
  $136,393,914)......................              143,078,451
                                                  ------------
SHORT TERM INVESTMENTS -- 0.0% (C)
MONEY MARKET FUND -- 0.0% (C)
AIM Short Term Investment Class
  Prime Fund
  (Cost $56,576).....................     56,576        56,576
                                                  ------------
TOTAL INVESTMENTS -- 99.8% (Cost
  $136,450,490)......................              143,135,027
OTHER ASSETS AND LIABILITIES -- 0.2%                   230,522
                                                  ------------
NET ASSETS -- 100.0%.................             $143,365,549
                                                  ============

(a) Non-income producing security
(b) Affiliated issuer (Note 3)
(c) Amount shown represents less than 0.005% of net assets.

See accompanying notes to financial statements.

STREETTRACKS DJ WILSHIRE LARGE CAP VALUE ETF
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                      SHARES      VALUE
--------------------                      ------      -----
COMMON STOCKS -- 99.7%
AEROSPACE/DEFENSE -- 1.2%
Boeing Co. ...........................     10,800  $   758,592
Goodrich Corp. .......................      1,800       73,980
Northrop Grumman Corp. ...............      5,054      303,796
                                                   -----------
                                                     1,136,368
                                                   -----------
AUTO PARTS & EQUIPMENT -- 0.1%
Genuine Parts Co. ....................      2,600      114,192
Lear Corp. ...........................      1,000       28,460
                                                   -----------
                                                       142,652
                                                   -----------
AUTOMOBILES & PARTS -- 0.3%
Ford Motor Co. .......................     26,524      204,765
General Motors Corp. .................      6,328      122,890
                                                   -----------
                                                       327,655
                                                   -----------
BANKS (MAJOR REGIONAL) -- 7.5%
Bank of America Corp. ................     69,784    3,220,532
Comerica, Inc. .......................      2,429      137,870
Huntington Bancshares, Inc. ..........      3,300       78,375
Keycorp...............................      6,106      201,071
National City Corp. ..................      8,439      283,297
PNC Financial Services Group..........      4,350      268,960
SunTrust Banks, Inc. .................      5,445      396,178
Wachovia Corp. .......................     23,298    1,231,532
Wells Fargo & Co. ....................     24,873    1,562,771
                                                   -----------
                                                     7,380,586
                                                   -----------
BANKS (REGIONAL) -- 2.6%
AmSouth Bancorp.......................      5,300      138,913
Associated BancCorp. .................      1,800       58,590
Bank of Hawaii Corp. .................        800       41,232
BB&T Corp. ...........................      8,261      346,219
City National Corp. ..................        700       50,708
Colonial BancGroup, Inc. .............      2,300       54,786
Commerce Bancshares, Inc. ............      1,050       54,726
Compass Bancshares, Inc. .............      1,800       86,922
Fifth Third Bancorp...................      7,044      265,700
First Horizon National Corp. .........      1,900       73,036
Fulton Financial Corp. ...............      2,400       42,240
M&T Bank Corp. .......................      1,186      129,333
Marshall & Ilsley Corp. ..............      2,900      124,816
Mercantile Bankshares Corp. ..........      1,200       67,728
North Fork Bancorp, Inc. .............      6,584      180,138
Popular, Inc. ........................      3,843       81,279
Regions Financial Corp. ..............      6,937      236,968
Sky Financial Group, Inc. ............      1,600       44,512
Synovus Financial Corp. ..............      3,900      105,339
TCF Financial Corp. ..................      1,900       51,566
TD Banknorth, Inc. ...................      1,300       37,765
UnionBanCal Corp. ....................        900       61,848
Valley National Bancorp...............      1,700       40,970
Webster Financial Corp. ..............        800       37,520
Zions Bancorp.........................      1,600      120,896
                                                   -----------
                                                     2,533,750
                                                   -----------

SECURITY DESCRIPTION                      SHARES      VALUE
--------------------                      ------      -----
BEVERAGES (ALCOHOLIC) -- 0.1%
Brown-Forman Corp. ...................        800  $    55,456
Molson Coors Brewing Co. .............      1,000       66,990
                                                   -----------
                                                       122,446
                                                   -----------
BEVERAGES (NON-ALCOHOLIC) -- 1.4%
Coca-Cola Enterprises, Inc. ..........      3,700       70,929
The Coca-Cola Co. ....................     33,000    1,330,230
                                                   -----------
                                                     1,401,159
                                                   -----------
BIOTECHNOLOGY -- 0.1%
Applera Corp. -- Applied Biosystems
  Group...............................      3,000       79,680
                                                   -----------
BROADCASTING (TV, RADIO & CABLE) -- 0.1%
Belo Corp. ...........................      1,500       32,115
Discovery Holding Co. (Class A) (a)...      4,200       63,630
                                                   -----------
                                                        95,745
                                                   -----------
BUILDING MATERIALS -- 0.4%
Lafarge North America, Inc. ..........        500       27,510
Martin Marietta Materials, Inc. ......        700       53,704
Masco Corp. ..........................      6,558      197,986
Vulcan Materials Co. .................      1,400       94,850
                                                   -----------
                                                       374,050
                                                   -----------
CELLULAR/WIRELESS TELECOMMUNICATIONS -- 0.8%
Motorola, Inc. .......................     36,900      833,571
                                                   -----------
CHEMICALS (DIVERSIFIED) -- 1.8%
Air Products & Chemicals, Inc. .......      3,200      189,408
E. I. du Pont de Nemours & Co. .......     14,838      630,615
Huntsman Corp. (a)....................      1,400       24,108
Lyondell Chemical Co. ................      3,400       80,988
PPG Industries, Inc. .................      2,590      149,961
Rohm & Haas Co. ......................      2,200      106,524
The Dow Chemical Co. .................     14,395      630,789
                                                   -----------
                                                     1,812,393
                                                   -----------
CHEMICALS (SPECIALTY) -- 0.3%
Ashland, Inc. ........................      1,100       63,690
Chemtura Corp. .......................      3,500       44,450
Eastman Chemical Co. .................      1,200       61,908
Engelhard Corp. ......................      1,900       57,285
International Flavors & Fragrances,
  Inc. ...............................      1,300       43,550
Lubrizol Corp. .......................      1,000       43,430
                                                   -----------
                                                       314,313
                                                   -----------
COAL -- 0.1%
CONSOL Energy, Inc. ..................      1,400       91,252
Massey Energy Co. ....................      1,100       41,657
                                                   -----------
                                                       132,909
                                                   -----------
COMMUNICATIONS EQUIPMENT -- 0.4%
Comverse Technology, Inc. (a).........      2,800       74,452
Harris Corp. .........................      2,000       86,020
Lucent Technologies, Inc. (a).........     64,832      172,453
Tellabs, Inc. (a).....................      6,400       69,760
                                                   -----------
                                                       402,685
                                                   -----------
COMPUTER SOFTWARE/SERVICES -- 1.3%
BMC Software, Inc. (a)................      3,400       69,666
Cadence Design Systems, Inc. (a)......      4,100       69,372
Computer Associates International,
  Inc. ...............................      7,000      197,330

See accompanying notes to financial statements.

STREETTRACKS DJ WILSHIRE LARGE CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                      SHARES      VALUE
--------------------                      ------      -----
Novell, Inc. (a)......................      5,700  $    50,331
Oracle Corp. (a)......................     58,800      717,948
Siebel Systems, Inc. .................      6,900       73,002
Synopsys, Inc. (a)....................      2,200       44,132
Unisys Corp. (a)......................      5,100       29,733
                                                   -----------
                                                     1,251,514
                                                   -----------
COMPUTERS (HARDWARE) -- 1.6%
Hewlett-Packard Co. ..................     42,944    1,229,487
NCR Corp. (a).........................      2,800       95,032
Sun Microsystems, Inc. (a)............     51,300      214,947
                                                   -----------
                                                     1,539,466
                                                   -----------
COMPUTERS (PERIPHERALS) -- 0.1%
Seagate Technology (a)................      5,700      113,943
                                                   -----------
CONTAINERS (METALS & GLASS) -- 0.0% (B)
Owens-Illinois, Inc. (a)..............      2,100       44,184
                                                   -----------
CONTAINERS / PACKAGING (PAPER & PLASTIC) -- 0.2%
Bemis Co. ............................      1,600       44,592
Sealed Air Corp. (a)..................      1,300       73,021
Sonoco Products Co. ..................      1,500       44,100
                                                   -----------
                                                       161,713
                                                   -----------
DISTRIBUTORS (FOOD & HEALTH) -- 0.1%
SUPERVALU, Inc. ......................      2,000       64,960
                                                   -----------
ELECTRIC UTILITIES -- 5.5%
Allegheny Energy, Inc. (a)............      2,400       75,960
Alliant Energy Corp. .................      1,700       47,668
Ameren Corp. .........................      2,900      148,596
American Electric Power Co., Inc. ....      5,671      210,337
CenterPoint Energy, Inc. .............      4,100       52,685
Cinergy Corp. ........................      2,800      118,888
Consolidated Edison, Inc. ............      3,662      169,660
Constellation Energy Group, Inc. .....      2,600      149,760
Dominion Resources, Inc. .............      5,163      398,584
DPL, Inc. ............................      1,800       46,818
DTE Energy Co. .......................      2,600      112,294
Duke Energy Corp. ....................     13,299      365,058
Edison International..................      4,501      196,289
Energy East Corp. ....................      2,200       50,160
Entergy Corp. ........................      3,160      216,934
Exelon Corp. .........................     10,011      531,985
FirstEnergy Corp. ....................      4,925      241,276
FPL Group, Inc. ......................      5,416      225,089
MDU Resources Group, Inc. ............      1,600       52,384
Northeast Utilities...................      1,900       37,411
NSTAR.................................      1,600       45,920
Pepco Holdings, Inc. .................      2,800       62,636
PG&E Corp. ...........................      5,546      205,867
Pinnacle West Capital Corp. ..........      1,500       62,025
PPL Corp. ............................      5,770      169,638
Progress Energy, Inc. ................      3,731      163,865
Public Service Enterprise Group,
  Inc. ...............................      3,580      232,593
SCANA Corp. ..........................      1,500       59,070
TECO Energy, Inc. ....................      3,000       51,540
The Southern Co. .....................     11,227      387,668
TXU Corp. ............................      6,800      341,292

SECURITY DESCRIPTION                      SHARES      VALUE
--------------------                      ------      -----
Wisconsin Energy Corp. ...............      1,800  $    70,308
Xcel Energy, Inc. ....................      6,000      110,760
                                                   -----------
                                                     5,411,018
                                                   -----------
ELECTRICAL EQUIPMENT -- 0.8%
American Power Conversion Corp. ......      2,800       61,600
Cooper Industries, Ltd. ..............      1,400      102,200
Emerson Electric Co. .................      6,100      455,670
Hubbell, Inc. (Class B)...............        900       40,608
Rockwell Automation, Inc. ............      2,500      147,900
                                                   -----------
                                                       807,978
                                                   -----------
ELECTRONICS (COMPONENT DISTRIBUTION) -- 0.2%
Arrow Electronics, Inc. (a)...........      1,700       54,451
Solectron Corp. (a)...................     14,600       53,436
W.W. Grainger, Inc. ..................      1,200       85,320
                                                   -----------
                                                       193,207
                                                   -----------
ELECTRONICS (INSTRUMENT) -- 0.4%
Agilent Technologies, Inc. (a)........      6,649      221,345
Molex, Inc. ..........................      2,000       51,900
PerkinElmer, Inc. ....................      1,800       42,408
Symbol Technologies, Inc. ............      3,700       47,434
                                                   -----------
                                                       363,087
                                                   -----------
ELECTRONICS (SEMICONDUCTORS) -- 2.8%
Advanced Micro Devices, Inc. (a)......      5,900      180,540
Freescale Semiconductor, Inc. (Class
  B)(a)...............................      6,000      151,020
Intel Corp. ..........................     90,800    2,266,368
Micron Technology, Inc. (a)...........      9,200      122,452
                                                   -----------
                                                     2,720,380
                                                   -----------
ENTERTAINMENT -- 1.4%
The Walt Disney Co. ..................     30,100      721,497
Viacom, Inc. (Class B)................     21,600      704,160
                                                   -----------
                                                     1,425,657
                                                   -----------
EQUIPMENT (SEMICONDUCTORS) -- 0.0% (B)
Teradyne, Inc. (a)....................      2,900       42,253
                                                   -----------
FINANCIAL (DIVERSIFIED) -- 8.3%
Cbot Holdings, Inc. (a)...............         55        5,157
CIT Group, Inc. ......................      3,200      165,696
Citigroup, Inc. ......................     77,725    3,771,994
Fannie Mae............................     14,552      710,283
Freddie Mac...........................     10,247      669,641
JPMorgan Chase & Co. .................     52,450    2,081,741
Mellon Financial Corp. ...............      6,425      220,056
Northern Trust Corp. .................      2,900      150,278
The Bank of New York Co., Inc. .......     11,713      373,059
Thornburg Mortgage, Inc. .............      1,500       39,300
                                                   -----------
                                                     8,187,205
                                                   -----------
FOOD PRODUCTS -- 1.7%
Archer-Daniels-Midland Co. ...........      8,987      221,619
Campbell Soup Co. ....................      3,836      114,198
ConAgra Foods, Inc. ..................      7,916      160,537
Dreyer's Grand Ice Cream Holdings,
  Inc. ...............................        400       33,152
General Mills, Inc. ..................      5,341      263,418
H.J. Heinz Co. .......................      5,232      176,423
Hormel Foods Corp. ...................      1,100       35,948

See accompanying notes to financial statements.

STREETTRACKS DJ WILSHIRE LARGE CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                      SHARES      VALUE
--------------------                      ------      -----
JM Smucker Co. .......................        900  $    39,600
Kellogg Co. ..........................      3,600      155,592
Kraft Foods, Inc. ....................      3,840      108,058
McCormick & Co., Inc. ................      2,000       61,840
Sara Lee Corp. .......................     11,876      224,456
Smithfield Foods, Inc. (a)............      1,300       39,780
Tyson Foods, Inc. (Class A)...........      3,600       61,560
                                                   -----------
                                                     1,696,181
                                                   -----------
HAND/MACHINE TOOLS -- 0.1%
The Stanley Works.....................      1,300       62,452
                                                   -----------
HEALTH CARE (DIVERSIFIED) -- 0.7%
Bristol-Myers Squibb Co. .............     29,369      674,900
                                                   -----------
HEALTH CARE (DRUGS/PHARMACEUTICALS) -- 6.4%
Abbott Laboratories...................     23,161      913,238
Eli Lilly & Co. ......................     14,400      814,896
Merck & Co., Inc. ....................     32,779    1,042,700
Pfizer, Inc. .........................    111,038    2,589,406
Wyeth.................................     19,865      915,181
                                                   -----------
                                                     6,275,421
                                                   -----------
HEALTH CARE (HOSPITAL MANAGEMENT) -- 0.1%
Tenet Healthcare Corp. (a)............      7,100       54,386
                                                   -----------
HEALTH CARE
  (MEDICAL PRODUCTS/SUPPLIES) -- 0.0% (B)
Hillenbrand Industries, Inc. .........        900       44,469
                                                   -----------
HOUSEHOLD FURNISHINGS & APPLIANCES -- 0.2%
Leggett & Platt, Inc. ................      2,900       66,584
Whirlpool Corp. ......................      1,000       83,760
                                                   -----------
                                                       150,344
                                                   -----------
HOUSEHOLD PRODUCTS (NON-DURABLE) -- 0.5%
Kimberly-Clark Corp. .................      6,930      413,374
Newell Rubbermaid, Inc. ..............      4,100       97,498
                                                   -----------
                                                       510,872
                                                   -----------
INSURANCE (FINANCIAL GUARANTEE) -- 0.5%
Ambac Financial Group, Inc. ..........      1,600      123,296
MBIA, Inc. ...........................      2,000      120,320
MGIC Investment Corp. ................      1,400       92,148
PMI Group, Inc. ......................      1,400       57,498
Radian Group, Inc. ...................      1,300       76,167
                                                   -----------
                                                       469,429
                                                   -----------
INSURANCE (LIFE/HEALTH) -- 0.8%
CIGNA Corp. ..........................      1,949      217,703
Conseco, Inc. (a).....................      2,300       53,291
Jefferson-Pilot Corp. ................      2,100      119,553
Lincoln National Corp. ...............      2,600      137,878
Nationwide Financial Services, Inc.
  (Class A)...........................        800       35,200
Protective Life Corp. ................      1,000       43,770
Torchmark Corp. ......................      1,600       88,960
UnumProvident Corp. ..................      4,500      102,375
                                                   -----------
                                                       798,730
                                                   -----------
INSURANCE (MULTI-LINE) -- 4.8%
ACE, Ltd. ............................      4,687      250,473
American International Group, Inc. ...     34,024    2,321,458
Assurant, Inc. .......................      1,800       78,282

SECURITY DESCRIPTION                      SHARES      VALUE
--------------------                      ------      -----
Cincinnati Financial Corp. ...........      2,300  $   102,764
CNA Financial Corp. (a)...............        500       16,365
Genworth Financial, Inc. (Class A)....      5,700      197,106
Leucadia National Corp. ..............      1,200       56,952
Loews Corp. ..........................      1,874      177,749
MetLife, Inc. ........................      6,150      301,350
Old Republic International Corp. .....      2,600       68,276
The Allstate Corp. ...................     10,176      550,216
The Hartford Financial Services Group,
  Inc. ...............................      4,488      385,474
Unitrin, Inc. ........................        700       31,535
XL Capital, Ltd. (Class A)............      2,642      178,018
                                                   -----------
                                                     4,716,018
                                                   -----------
INSURANCE (PROPERTY/CASUALTY) -- 0.9%
Chubb Corp. ..........................      2,971      290,118
SAFECO Corp. .........................      1,900      107,350
The St. Paul Travelers Cos., Inc. ....     10,385      463,898
                                                   -----------
                                                       861,366
                                                   -----------
INSURANCE BROKERS -- 0.4%
Aon Corp. ............................      3,900      140,205
Arthur J. Gallagher & Co. ............      1,400       43,232
Marsh & McLennan Cos., Inc. ..........      7,858      249,570
                                                   -----------
                                                       433,007
                                                   -----------
INVESTMENT BANKING/BROKERAGE -- 3.5%
AG Edwards, Inc. .....................      1,200       56,232
Goldman Sachs Group, Inc. ............      5,742      733,311
Lehman Brothers Holdings, Inc. .......      4,108      526,522
Merrill Lynch & Co., Inc. ............     12,609      854,007
Morgan Stanley........................     14,777      838,447
The Bear Stearns Cos., Inc. ..........      1,588      183,462
The Charles Schwab Corp. .............     15,700      230,319
                                                   -----------
                                                     3,422,300
                                                   -----------
INVESTMENT MANAGEMENT -- 0.3%
Federated Investors, Inc. ............      1,400       51,856
Janus Capital Group, Inc. ............      3,400       63,342
T. Rowe Price Group, Inc. ............      2,000      144,060
                                                   -----------
                                                       259,258
                                                   -----------
LEISURE TIME (PRODUCTS) -- 0.8%
Brunswick Corp. ......................      1,500       60,990
Carnival Corp. .......................      6,400      342,208
Eastman Kodak Co. ....................      4,337      101,486
Hasbro, Inc. .........................      2,400       48,432
Mattel, Inc. .........................      6,227       98,511
Royal Caribbean Cruises, Ltd. ........      2,000       90,120
                                                   -----------
                                                       741,747
                                                   -----------
MACHINERY (DIVERSIFIED) -- 1.1%
Caterpillar, Inc. ....................     10,300      595,031
Deere & Co. ..........................      3,556      242,199
Dover Corp. ..........................      3,100      125,519
Eaton Corp. ..........................      2,300      154,307
                                                   -----------
                                                     1,117,056
                                                   -----------
MANUFACTURING (DIVERSIFIED) -- 7.8%
General Electric Co. .................    158,542    5,556,897
Honeywell International, Inc. ........     11,702      435,899
Ingersoll-Rand Co., Ltd. (Class A)....      5,048      203,788
Johnson Controls, Inc. ...............      2,835      206,700

See accompanying notes to financial statements.

STREETTRACKS DJ WILSHIRE LARGE CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                      SHARES      VALUE
--------------------                      ------      -----
Parker-Hannifin Corp. ................      1,800  $   118,728
Pentair, Inc. ........................      1,500       51,780
SPX Corp. ............................      1,100       50,347
Textron, Inc. ........................      1,700      130,866
Tyco International, Ltd. .............     30,153      870,216
                                                   -----------
                                                     7,625,221
                                                   -----------
MANUFACTURING (SPECIALIZED) -- 0.1%
Pall Corp. ...........................      1,900       51,034
                                                   -----------
METALS MINING -- 0.6%
Alcoa, Inc. ..........................     13,083      386,864
Phelps Dodge Corp. ...................      1,400      201,418
Southern Copper Corp. ................        600       40,188
                                                   -----------
                                                       628,470
                                                   -----------
NATURAL GAS (DISTRIBUTION/PIPE LINE) -- 0.8%
El Paso Corp. ........................      9,300      113,088
Enterprise Products Partners LP.......      3,100       74,431
KeySpan Corp. ........................      2,400       85,656
NiSource, Inc. .......................      4,100       85,526
ONEOK, Inc. ..........................      1,400       37,282
Sempra Energy.........................      3,300      147,972
TEPPCO Partners LP....................      1,100       38,324
The Williams Cos., Inc. ..............      8,400      194,628
                                                   -----------
                                                       776,907
                                                   -----------
OFFICE EQUIPMENT & SUPPLIES -- 0.4%
Pitney Bowes, Inc. ...................      3,501      147,917
Xerox Corp. (a).......................     14,392      210,843
                                                   -----------
                                                       358,760
                                                   -----------
OIL & GAS (EXPLORATION/PRODUCTS) -- 0.3%
Kerr-McGee Corp. .....................      1,607      146,012
Noble Energy, Inc. ...................      2,600      104,780
                                                   -----------
                                                       250,792
                                                   -----------
OIL & GAS (REFINING & MARKETING) -- 0.1%
Tesoro Petroleum Corp. ...............      1,000       61,550
                                                   -----------
OIL (INTEGRATED) -- 9.5%
Amerada Hess Corp. ...................      1,200      152,184
Chevron Corp. ........................     33,571    1,905,826
ConocoPhillips........................     19,046    1,108,096
Exxon Mobil Corp. ....................     95,168    5,345,587
Marathon Oil Corp. ...................      5,476      333,872
Occidental Petroleum Corp. ...........      5,980      477,682
                                                   -----------
                                                     9,323,247
                                                   -----------
PAPER & FOREST PRODUCTS -- 0.2%
Weyerhaeuser Co. .....................      3,593      238,360
                                                   -----------
PAPER & RELATED PRODUCTS -- 0.5%
International Paper Co. ..............      7,338      246,630
Louisiana-Pacific Corp. ..............      1,500       41,205
MeadWestvaco Corp. ...................      2,700       75,681
Smurfit-Stone Container Corp. (a).....      3,800       53,846
Temple-Inland, Inc. ..................      1,700       76,245
                                                   -----------
                                                       493,607
                                                   -----------
PERSONAL & HOUSEHOLD GOODS -- 0.1%
The Estee Lauder Cos., Inc. (Class
  A)..................................      2,000       66,960
                                                   -----------

SECURITY DESCRIPTION                      SHARES      VALUE
--------------------                      ------      -----
POWER PRODUCERS (INDEPENDENT) -- 0.1%
NRG Energy, Inc. (a)..................      1,300  $    61,256
Reliant Energy, Inc. (a)..............      4,500       46,440
                                                   -----------
                                                       107,696
                                                   -----------
PUBLISHING -- 0.0% (B)
Meredith Corp. .......................        700       36,638
                                                   -----------
PUBLISHING (NEWSPAPERS) -- 0.5%
Gannett Co., Inc. ....................      3,754      227,380
Knight Ridder, Inc. ..................      1,000       63,300
The New York Times Co. (Class A)......      2,200       58,190
Tribune Co. ..........................      3,206       97,013
                                                   -----------
                                                       445,883
                                                   -----------
RAILROADS -- 0.9%
Burlington Northern Santa Fe Corp. ...      5,665      401,195
CSX Corp. ............................      3,200      162,464
Union Pacific Corp. ..................      3,947      317,773
                                                   -----------
                                                       881,432
                                                   -----------
REAL ESTATE INVESTMENT TRUST -- 2.5%
AMB Property Corp. ...................      1,200       59,004
Apartment Investment & Management Co.
  (Class A)...........................      1,400       53,018
Archstone-Smith Trust.................      3,000      125,670
Avalonbay Communities, Inc. ..........      1,100       98,175
Boston Properties, Inc. ..............      1,700      126,021
Developers Diversified Realty
  Corp. ..............................      1,600       75,232
Duke Realty Corp. ....................      2,200       73,480
Equity Office Properties Trust........      6,171      187,166
Equity Residential....................      4,200      164,304
Health Care Property Investors
  Inc. ...............................      2,000       51,120
Hospitality Properties Trust..........      1,000       40,100
Host Marriott Corp. ..................      4,900       92,855
iStar Financial, Inc. ................      1,700       60,605
Kimco Realty Corp. ...................      3,200      102,656
Liberty Property Trust................      1,300       55,705
Macerich Co. .........................        900       60,426
Mack-Cali Realty Corp. ...............        900       38,880
Mills Corp. ..........................        800       33,552
New Plan Excel Realty Trust...........      1,500       34,770
Plum Creek Timber Co., Inc. ..........      2,800      100,940
ProLogis..............................      3,600      168,192
Public Storage, Inc. .................      1,300       88,036
Regency Centers Corp. ................        900       53,055
Simon Property Group, Inc. ...........      3,300      252,879
United Dominion Realty Trust, Inc. ...      2,000       46,880
Vornado Realty Trust..................      2,000      166,940
Weingarten Realty Investors...........      1,200       45,372
                                                   -----------
                                                     2,455,033
                                                   -----------
REINSURANCE -- 0.1%
Everest Re Group, Ltd. ...............        900       90,315
                                                   -----------
RESTAURANTS -- 0.7%
McDonald's Corp. .....................     19,116      644,592
Wendy's International, Inc. ..........      1,700       93,942
                                                   -----------
                                                       738,534
                                                   -----------

See accompanying notes to financial statements.

STREETTRACKS DJ WILSHIRE LARGE CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                      SHARES      VALUE
--------------------                      ------      -----
RETAIL -- 0.5%
Albertson's, Inc. ....................      4,759  $   101,605
Safeway, Inc. ........................      6,714      158,853
The Kroger Co. (a)....................     10,989      207,472
                                                   -----------
                                                       467,930
                                                   -----------
RETAIL (BUILDING SUPPLIES) -- 0.1%
The Sherwin-Williams Co. .............      1,800       81,756
                                                   -----------
RETAIL (COMPUTERS & ELECTRONICS) -- 0.1%
Circuit City Stores, Inc. ............      2,900       65,511
RadioShack Corp. .....................      2,000       42,060
                                                   -----------
                                                       107,571
                                                   -----------
RETAIL (DEPARTMENT STORES) -- 0.5%
Federated Department Stores, Inc. ....      3,932      260,810
J. C. Penney Co., Inc. ...............      3,300      183,480
                                                   -----------
                                                       444,290
                                                   -----------
RETAIL (SPECIALTY APPAREL) -- 0.1%
Limited Brands........................      5,170      115,550
                                                   -----------
RETAIL (SPECIALTY) -- 0.2%
Barnes & Noble, Inc. .................        800       34,136
Office Depot, Inc. (a)................      4,700      147,580
                                                   -----------
                                                       181,716
                                                   -----------
SAVINGS & LOAN COMPANIES -- 0.8%
Astoria Financial Corp. ..............      1,500       44,100
Independence Community Bank Corp. ....      1,200       47,676
New York Community Bancorp, Inc. .....      3,600       59,472
People's Bank.........................        900       27,954
Washington Mutual, Inc. ..............     14,635      636,622
                                                   -----------
                                                       815,824
                                                   -----------
SERVICES (ADVERTISING/MARKETING) -- 0.1%
The Interpublic Group of Cos., Inc.
  (a).................................      6,400       61,760
                                                   -----------
SERVICES (COMMERCIAL & CONSUMER) -- 0.5%
Avery Dennison Corp. .................      1,500       82,905
Equifax, Inc. ........................      2,000       76,040
H&R Block, Inc. ......................      4,600      112,930
Ingram Micro, Inc. (Class A) (a)......      1,900       37,867
R.R. Donnelley & Sons Co. ............      3,300      112,893
Sabre Holdings Corp.(Class A).........      2,100       50,631
The Service Master Co. ...............      4,400       52,580
                                                   -----------
                                                       525,846
                                                   -----------
SERVICES (COMPUTER SYSTEMS) -- 0.3%
Computer Sciences Corp. (a)...........      2,800      141,792
Electronic Data Systems Corp. ........      7,700      185,108
                                                   -----------
                                                       326,900
                                                   -----------
STEEL -- 0.2%
Nucor Corp. ..........................      2,200      146,784
United States Steel Corp. ............      1,700       81,719
                                                   -----------
                                                       228,503
                                                   -----------

SECURITY DESCRIPTION                      SHARES      VALUE
--------------------                      ------      -----
TELEPHONE -- 5.2%
ALLTEL Corp. .........................      4,828  $   304,647
AT&T, Inc. ...........................     58,545    1,433,767
BellSouth Corp. ......................     27,592      747,743
CenturyTel, Inc. .....................      1,900       63,004
Citizens Communications Co. ..........      5,100       62,373
MCI, Inc. ............................      4,200       82,866
Qwest Communications
  International, Inc. (a).............     22,400      126,560
Sprint Nextel Corp. ..................     43,696    1,020,739
Telephone & Data Systems, Inc. .......      1,500       54,045
Verizon Communications, Inc. .........     41,234    1,241,968
                                                   -----------
                                                     5,137,712
                                                   -----------
TEXTILES (APPAREL) -- 0.2%
Jones Apparel Group, Inc. ............      1,800       55,296
Polo Ralph Lauren Corp. ..............        900       50,526
V. F. Corp. ..........................      1,300       71,942
                                                   -----------
                                                       177,764
                                                   -----------
TOBACCO -- 2.6%
Altria Group, Inc. ...................     30,953    2,312,808
Reynolds American, Inc. ..............      1,286      122,595
UST, Inc. ............................      2,500      102,075
                                                   -----------
                                                     2,537,478
                                                   -----------
TRUCKING -- 0.0% (B)
YRC Worldwide, Inc (a)................        800       35,688
                                                   -----------
TRUCKS & PARTS -- 0.3%
Cummins, Inc. ........................        600       53,838
Navistar International Corp. (a)......        900       25,758
PACCAR, Inc. .........................      2,600      179,999
                                                   -----------
                                                       259,595
                                                   -----------
WASTE MANAGEMENT -- 0.1%
Republic Services, Inc. ..............      1,800       67,590
                                                   -----------
TOTAL COMMON STOCKS -- (Cost
  $94,295,786)........................              97,908,375
                                                   -----------
SHORT TERM INVESTMENTS -- 0.3%
MONEY MARKET FUND -- 0.3%
AIM Short Term Investment Class Prime
  Fund (Cost $259,061)................    259,061      259,061
                                                   -----------
TOTAL INVESTMENTS -- 100.0% (Cost
  $94,554,847)........................              98,167,436
OTHER ASSETS AND LIABILITIES -- 0.0% (B)                28,689
                                                   -----------
NET ASSETS -- 100.0%..................             $98,196,125
                                                   ===========

(a) Non-income producing security
(b) Amount shown represents less than 0.005% of net assets.

See accompanying notes to financial statements.

STREETTRACKS DJ WILSHIRE MID CAP ETF
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------     -----
COMMON STOCKS -- 99.4%
AEROSPACE/DEFENSE -- 0.2%
Alliant Techsystems, Inc. (a)..........       667  $    50,805
                                                   -----------
AIRLINES -- 0.2%
JetBlue Airways Corp. (a)..............     2,846       43,764
                                                   -----------
AUTO PARTS & EQUIPMENT -- 0.9%
BorgWarner, Inc. ......................       987       59,842
Dana Corp. ............................     2,657       19,077
Gentex Corp. ..........................     2,757       53,761
Lear Corp. ............................     1,217       34,636
The Goodyear Tire & Rubber Co. (a).....     3,104       53,948
TRW Automotive Holdings Corp. (a)......       430       11,330
                                                   -----------
                                                       232,594
                                                   -----------
BANKS (REGIONAL) -- 4.2%
Associated BancCorp. ..................     2,237       72,814
Bank of Hawaii Corp. ..................       947       48,809
BOK Financial Corp. ...................       510       23,169
City National Corp. ...................       807       58,459
Colonial BancGroup, Inc. ..............     2,727       64,957
Commerce Bancshares, Inc. .............     1,267       66,036
Cullen/Frost Bankers, Inc. ............       917       49,225
First Horizon National Corp. ..........     2,187       84,068
FirstMerit Corp. ......................     1,387       35,937
Fulton Financial Corp. ................     2,777       48,875
Hudson United Bancorp..................       797       33,219
International Bancshares Corp. ........       880       25,837
Investors Financial Services Corp. ....     1,170       43,091
Mercantile Bankshares Corp. ...........     1,450       81,838
Sky Financial Group, Inc. .............     1,890       52,580
South Financial Group, Inc. ...........     1,250       34,425
TCF Financial Corp. ...................     2,277       61,798
TD Banknorth, Inc. ....................     1,500       43,575
Valley National Bancorp................     1,967       47,405
Webster Financial Corp. ...............       950       44,555
Wilmington Trust Corp. ................     1,197       46,575
                                                   -----------
                                                     1,067,247
                                                   -----------
BEVERAGES (ALCOHOLIC) -- 0.6%
Brown-Forman Corp. ....................       970       67,240
Molson Coors Brewing Co. ..............     1,217       81,527
                                                   -----------
                                                       148,767
                                                   -----------
BEVERAGES (NON-ALCOHOLIC) -- 0.3%
Aqua America, Inc. ....................     2,240       61,152
PepsiAmericas, Inc. ...................     1,217       28,307
                                                   -----------
                                                        89,459
                                                   -----------
BIOTECHNOLOGY -- 2.0%
Affymetrix, Inc. (a)...................     1,170       55,868
Applera Corp. -- Applied Biosystems
  Group................................     3,574       94,925
Charles River Laboratories
  International, Inc. (a)..............     1,270       53,810
ImClone Systems, Inc. (a)..............     1,170       40,061
Invitrogen Corp. (a)...................       930       61,975
Millennium Pharmaceuticals, Inc. (a)...     5,431       52,681
Millipore Corp. (a)....................       877       57,917

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------     -----
PDL Biopharma, Inc. (a)................     1,977  $    56,186
Techne Corp. (a).......................       647       36,329
                                                   -----------
                                                       509,752
                                                   -----------
BROADCASTING (TV, RADIO & CABLE) -- 0.5%
Belo Corp. ............................     1,820       38,966
Discovery Holding Co. (Class A) (a)....     4,954       75,053
Westwood One, Inc. ....................     1,327       21,630
                                                   -----------
                                                       135,649
                                                   -----------
BUILDING MATERIALS -- 0.8%
Eagle Materials, Inc. .................       327       40,012
Florida Rock Industries, Inc. .........       900       44,154
Lafarge North America, Inc. ...........       537       29,546
Martin Marietta Materials, Inc. .......       830       63,677
USG Corp. (a)..........................       570       37,050
                                                   -----------
                                                       214,439
                                                   -----------
CELLULAR/WIRELESS TELECOMMUNICATIONS -- 0.6%
Alamosa Holdings, Inc. (a).............     2,637       49,075
NII Holdings, Inc. (a).................     2,374      103,696
US Cellular Corp. (a)..................       270       13,338
                                                   -----------
                                                       166,109
                                                   -----------
CHEMICALS (DIVERSIFIED) -- 0.5%
Airgas, Inc. ..........................     1,137       37,407
Celanese Corp. ........................     1,247       23,843
FMC Corp. (a)..........................       610       32,434
Huntsman Corp. (a).....................     1,597       27,500
                                                   -----------
                                                       121,184
                                                   -----------
CHEMICALS (SPECIALTY) -- 2.5%
Ashland, Inc. .........................     1,290       74,691
Cabot Corp. ...........................       990       35,442
Chemtura Corp. ........................     4,127       52,413
Cytec Industries, Inc. ................       660       31,436
Eastman Chemical Co. ..................     1,407       72,587
Engelhard Corp. .......................     2,197       66,239
International Flavors & Fragrances,
  Inc. ................................     1,540       51,590
Lubrizol Corp. ........................     1,190       51,682
RPM, Inc. .............................     2,057       35,730
Sigma-Aldrich Corp. ...................     1,047       66,265
The Mosaic Co. (a).....................     2,237       32,727
The Scotts Co. (Class A)...............       800       36,192
Valspar Corp. .........................     1,670       41,199
                                                   -----------
                                                       648,193
                                                   -----------
COAL -- 1.0%
Arch Coal, Inc. .......................     1,087       86,416
CONSOL Energy, Inc. ...................     1,690      110,154
Massey Energy Co. .....................     1,340       50,746
                                                   -----------
                                                       247,316
                                                   -----------
COMMUNICATIONS EQUIPMENT -- 1.4%
ADC Telecommunications, Inc. (a).......     2,047       45,730
Avaya, Inc. (a)........................     7,971       85,051
Avid Technology, Inc. (a)..............       737       40,358
JDS Uniphase Corp. (a).................    28,127       66,380
PanAmSat Holding Corp. ................       907       22,221

See accompanying notes to financial statements.

STREETTRACKS DJ WILSHIRE MID CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------     -----
Tellabs, Inc. (a)......................     7,498  $    81,728
West Corp. (a).........................       470       19,811
                                                   -----------
                                                       361,279
                                                   -----------
COMPUTER SOFTWARE/SERVICES -- 5.0%
Activision, Inc. (a)...................     4,711       64,729
BEA Systems, Inc. (a)..................     6,831       64,212
BMC Software, Inc. (a).................     3,947       80,874
Cadence Design Systems, Inc. (a).......     4,834       81,791
Ceridian Corp. (a).....................     2,627       65,281
Citrix Systems, Inc. (a)...............     3,194       91,923
Compuware Corp. (a)....................     6,111       54,816
Diebold, Inc. .........................     1,270       48,260
DST Systems, Inc. (a)..................     1,120       67,099
Emdeon Corp. (a).......................     5,222       44,178
McAfee, Inc. (a).......................     2,967       80,495
Mercury Interactive Corp. (a)..........     1,497       41,602
Novell, Inc. (a).......................     6,651       58,728
Pixar (a)..............................     1,020       53,774
Red Hat, Inc. (a)......................     3,077       83,818
Salesforce.com, Inc. (a)...............     1,387       44,453
Siebel Systems, Inc. ..................     8,561       90,575
Sybase, Inc. (a).......................     1,587       34,692
Synopsys, Inc. (a).....................     2,567       51,494
The Reynolds & Reynolds Co. ...........     1,147       32,196
Unisys Corp. (a).......................     6,001       34,986
                                                   -----------
                                                     1,269,976
                                                   -----------
COMPUTERS (PERIPHERALS) -- 0.3%
Western Digital Corp. (a)..............     3,934       73,212
                                                   -----------
CONSUMER FINANCE -- 0.4%
AmeriCredit Corp. (a)..................     2,417       61,948
Student Loan Corp. ....................        70       14,646
Westcorp...............................       427       28,442
WFS Financial, Inc. (a)................       120        9,138
                                                   -----------
                                                       114,174
                                                   -----------
CONTAINERS (METALS & GLASS) -- 0.7%
Ball Corp. ............................     1,807       71,774
Crown Holdings, Inc. (a)...............     2,954       57,692
Owens-Illinois, Inc. (a)...............     2,477       52,116
                                                   -----------
                                                       181,582
                                                   -----------
CONTAINERS/PACKAGING (PAPER & PLASTIC) -- 1.1%
Bemis Co. .............................     1,897       52,869
Packaging Corp. of America.............     1,097       25,176
Pactiv Corp. (a).......................     2,657       58,454
Sealed Air Corp. (a)...................     1,480       83,132
Sonoco Products Co. ...................     1,747       51,362
                                                   -----------
                                                       270,993
                                                   -----------
DISTRIBUTION/WHOLESALE -- 0.2%
Hughes Supply, Inc. ...................     1,170       41,945
                                                   -----------
DISTRIBUTORS (FOOD & HEALTH) -- 0.3%
SUPERVALU, Inc. .......................     2,387       77,530
                                                   -----------
ELECTRIC UTILITIES -- 4.5%
Allegheny Energy, Inc. (a).............     2,867       90,741
Alliant Energy Corp. ..................     2,057       57,678
CenterPoint Energy, Inc. ..............     4,804       61,731

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------     -----
CMS Energy Corp. (a)...................     3,874  $    56,212
DPL, Inc. .............................     2,127       55,323
Energy East Corp. .....................     2,607       59,440
Great Plains Energy, Inc. .............     1,317       36,823
Hawaiian Electric Industries, Inc. ....     1,420       36,778
MDU Resources Group, Inc. .............     1,927       63,090
Northeast Utilities....................     2,667       52,513
NSTAR..................................     1,887       54,157
OGE Energy Corp. ......................     1,590       42,596
Pepco Holdings, Inc. ..................     3,337       74,649
Pinnacle West Capital Corp. ...........     1,727       71,411
Puget Energy, Inc. ....................     2,037       41,596
SCANA Corp. ...........................     1,807       71,160
TECO Energy, Inc. .....................     3,534       60,714
Westar Energy, Inc. ...................     1,517       32,615
Wisconsin Energy Corp. ................     2,067       80,737
WPS Resources Corp. ...................       760       42,036
                                                   -----------
                                                     1,142,000
                                                   -----------
ELECTRICAL EQUIPMENT -- 0.4%
Hubbell, Inc. (Class B)................     1,020       46,023
Thomas & Betts Corp. (a)...............     1,047       43,932
                                                   -----------
                                                        89,955
                                                   -----------
ELECTRONICS (COMPONENT DISTRIBUTION) -- 1.2%
Arrow Electronics, Inc. (a)............     2,037       65,245
CDW Corp. .............................     1,150       66,206
Sanmina-SCI Corp. (a)..................     9,228       39,311
Solectron Corp. (a)....................    17,209       62,985
Tech Data Corp. (a)....................     1,027       40,751
Vishay Intertechnology, Inc. (a).......     2,987       41,101
                                                   -----------
                                                       315,599
                                                   -----------
ELECTRONICS (INSTRUMENT) -- 1.7%
Amphenol Corp. (Class A)...............     1,550       68,603
Cogent, Inc. (a).......................       690       15,649
FLIR Systems, Inc. (a).................     1,210       27,019
Molex, Inc. ...........................     2,317       60,126
National Instruments Corp. ............       937       30,031
PerkinElmer, Inc. .....................     2,137       50,348
Symbol Technologies, Inc. .............     4,294       55,049
Tektronix, Inc. .......................     1,497       42,231
Thermo Electron Corp. (a)..............     2,847       85,780
                                                   -----------
                                                       434,836
                                                   -----------
ELECTRONICS (SEMICONDUCTORS) -- 1.7%
Cypress Semiconductor Corp. (a)........     2,367       33,730
Fairchild Semiconductor International,
  Inc. (a).............................     2,117       35,798
International Rectifier Corp. (a)......     1,277       40,736
Intersil Corp. (Class A)...............     2,667       66,355
LSI Logic Corp. (a)....................     6,861       54,888
MEMC Electronic Materials, Inc. (a)....     2,647       58,684
NVIDIA Corp. (a).......................     2,837      103,721
QLogic Corp. (a).......................     1,527       49,643
                                                   -----------
                                                       443,555
                                                   -----------
ENGINEERING & CONSTRUCTION -- 0.3%
Jacobs Engineering Group, Inc. (a).....       997       67,666
                                                   -----------

See accompanying notes to financial statements.

STREETTRACKS DJ WILSHIRE MID CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------     -----
ENTERTAINMENT -- 0.2%
DreamWorks Animation SKG, Inc. (Class
  A) (a)...............................       787  $    19,329
Regal Entertainment Group..............       810       15,406
Warner Music Group Corp. ..............       741       14,279
                                                   -----------
                                                        49,014
                                                   -----------
ENVIRONMENTAL CONTROL -- 0.4%
Allied Waste Industries, Inc. (a)......     3,764       32,898
Nalco Holding Co. (a)..................     1,489       26,370
Stericycle, Inc. (a)...................       800       47,104
                                                   -----------
                                                       106,372
                                                   -----------
EQUIPMENT (SEMICONDUCTORS) -- 0.8%
Lam Research Corp. (a).................     2,474       88,272
Novellus Systems, Inc. (a).............     2,487       59,987
Teradyne, Inc. (a).....................     3,437       50,077
                                                   -----------
                                                       198,336
                                                   -----------
FINANCIAL (DIVERSIFIED) -- 0.6%
IndyMac Bancorp, Inc. .................     1,107       43,195
IntercontinentalExchange, Inc. (a).....       300       10,905
SEI Investments Co. ...................     1,230       45,510
Thornburg Mortgage, Inc. ..............     1,780       46,636
                                                   -----------
                                                       146,246
                                                   -----------
FOOD PRODUCTS -- 0.9%
Del Monte Foods Co. (a)................     3,527       36,787
Hormel Foods Corp. ....................     1,317       43,039
JM Smucker Co. ........................     1,030       45,320
McCormick & Co., Inc. .................     2,097       64,839
Smithfield Foods, Inc. (a).............     1,640       50,184
                                                   -----------
                                                       240,169
                                                   -----------
FOOTWEAR -- 0.3%
Reebok International, Ltd. ............       870       50,660
The Timberland Co. (Class A) (a).......       990       32,225
                                                   -----------
                                                        82,885
                                                   -----------
GAMING & LOTTERY -- 0.9%
Boyd Gaming Corp. .....................       820       39,081
GTECH Holdings Corp. (a)...............     2,187       69,415
Penn National Gaming, Inc. (a).........     1,100       36,245
Scientific Games Corp. (ClassA) (a)....     1,157       31,563
Station Casinos, Inc. .................       857       58,105
                                                   -----------
                                                       234,409
                                                   -----------
GOLD/PRECIOUS METALS MINING -- 0.4%
Glamis Gold, Ltd. (a)..................     2,317       63,671
Meridian Gold, Inc. (a)................     1,757       38,426
                                                   -----------
                                                       102,097
                                                   -----------
HAND/MACHINE TOOLS -- 0.4%
Snap-on, Inc. .........................       927       34,818
The Stanley Works......................     1,507       72,396
                                                   -----------
                                                       107,214
                                                   -----------
HEALTH CARE (DRUGS/PHARMACEUTICALS) -- 2.0%
American Pharmaceutical Partners, Inc.
  (a)..................................       410       15,904

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------     -----
Cephalon, Inc. (a).....................     1,000  $    64,740
Endo Pharmaceuticals Holdings, Inc.
  (a)..................................     1,927       58,311
IVAX Corp. (a).........................     3,934      123,252
King Pharmaceuticals, Inc. (a).........     4,277       72,367
Kos Pharmaceuticals, Inc. (a)..........       357       18,468
Medicis Pharmaceutical Corp. (Class
  A)...................................       990       31,729
Mylan Laboratories, Inc. ..............     3,857       76,986
Watson Pharmaceuticals, Inc. (a).......     1,937       62,972
                                                   -----------
                                                       524,729
                                                   -----------
HEALTH CARE (HOSPITAL MANAGEMENT) -- 0.6%
Community Health Systems, Inc. (a).....     1,540       59,044
Triad Hospitals, Inc. (a)..............     1,510       59,237
Universal Health Services, Inc. (Class
  B)...................................       967       45,197
                                                   -----------
                                                       163,478
                                                   -----------
HEALTH CARE (MANAGED CARE) -- 1.4%
Health Net, Inc. (a)...................     2,080      107,224
Lincare Holdings, Inc. (a).............     1,777       74,474
Manor Care, Inc. ......................     1,347       53,570
Omnicare, Inc. ........................     2,147      122,851
UnitedHealth Group, Inc. ..............         1           44
WellPoint, Inc. (a)....................         1           92
                                                   -----------
                                                       358,255
                                                   -----------
HEALTH CARE (MEDICAL PRODUCTS/SUPPLIES) -- 4.3%
Advanced Medical Optics, Inc. (a)......     1,150       48,070
Amylin Pharmaceuticals, Inc. (a).......     1,777       70,938
Bausch & Lomb, Inc. ...................       940       63,826
Beckman Coulter, Inc. .................     1,097       62,419
Covance, Inc. (a)......................     1,110       53,891
Cytyc Corp. (a)........................     2,017       56,940
Dade Behring Holdings, Inc. ...........     1,580       64,606
Dentsply International, Inc. ..........     1,267       68,025
Edwards Lifesciences Corp. (a).........     1,057       43,982
Gen-Probe, Inc. (a)....................       880       42,935
Henry Schein, Inc. (a).................     1,530       66,769
Hillenbrand Industries, Inc. ..........     1,030       50,892
IDEXX Laboratories, Inc. (a)...........       597       42,972
INAMED Corp. (a).......................       630       55,239
Intuitive Surgical, Inc. (a)...........       597       70,010
Kinetic Concepts, Inc. (a).............       900       35,784
Mentor Corp. ..........................       660       30,413
ResMed, Inc. (a).......................     1,197       45,857
Respironics, Inc. (a)..................     1,290       47,820
Sierra Health Services, Inc. (a).......       460       36,782
The Cooper Cos., Inc. .................       777       39,860
                                                   -----------
                                                     1,098,030
                                                   -----------
HEALTH CARE (SPECIAL SERVICES) -- 0.9%
Cerner Corp. (a).......................       500       45,455
DaVita, Inc. (a).......................     1,767       89,481
LifePoint Hospitals, Inc. (a)..........       907       34,012
Renal Care Group, Inc. (a).............     1,187       56,157
                                                   -----------
                                                       225,105
                                                   -----------

See accompanying notes to financial statements.

STREETTRACKS DJ WILSHIRE MID CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------     -----
HOMEBUILDING -- 1.0%
Beazer Homes USA, Inc. ................       690  $    50,260
Hovnanian Enterprises, Inc. (a)........       620       30,777
M.D.C. Holdings, Inc. .................       640       39,667
Meritage Homes Corp. (a)...............       400       25,168
Ryland Group, Inc. ....................       840       60,589
Standard Pacific Corp. ................     1,200       44,160
                                                   -----------
                                                       250,621
                                                   -----------
HOUSEHOLD FURNISHINGS & APPLIANCES -- 0.3%
Leggett & Platt, Inc. .................     3,377       77,536
                                                   -----------
HOUSEHOLD PRODUCTS (NON-DURABLE) -- 0.4%
Church & Dwight Co., Inc. .............     1,127       37,225
Energizer Holdings, Inc. (a)...........     1,250       62,237
                                                   -----------
                                                        99,462
                                                   -----------
INDUSTRIAL GOODS & SERVICES -- 0.1%
MSC Industrial Direct Co., Inc. (Class
  A)...................................       810       32,578
                                                   -----------
INSURANCE (FINANCIAL GUARANTEE) -- 0.6%
PMI Group, Inc. .......................     1,657       68,053
Radian Group, Inc. ....................     1,527       89,467
                                                   -----------
                                                       157,520
                                                   -----------
INSURANCE (LIFE/HEALTH) -- 0.9%
AmerUs Group Co. ......................       690       39,102
Conseco, Inc. (a)......................     2,667       61,794
Protective Life Corp. .................     1,137       49,767
Reinsurance Group America, Inc. .......       587       28,035
StanCorp Financial Group, Inc. ........     1,000       49,950
                                                   -----------
                                                       228,648
                                                   -----------
INSURANCE (MULTI-LINE) -- 1.2%
American National Insurance Co. .......       280       32,757
Hanover Insurance Group, Inc. .........       940       39,264
HCC Insurance Holdings, Inc. ..........     1,957       58,084
Leucadia National Corp. ...............     1,427       67,725
Old Republic International Corp. ......     3,037       79,752
Unitrin, Inc. .........................       790       35,589
                                                   -----------
                                                       313,171
                                                   -----------
INSURANCE (PROPERTY/CASUALTY) -- 1.3%
Alleghany Corp. (a)....................        90       25,560
American Financial Group, Inc. ........       707       27,085
First American Corp. ..................     1,477       66,908
Markel Corp. (a).......................       160       50,728
Mercury General Corp. .................       467       27,189
The Commerce Group, Inc. ..............       540       30,931
Wesco Financial Corp. .................        30       11,550
WR Berkley Corp. ......................     1,940       92,383
                                                   -----------
                                                       332,334
                                                   -----------
INSURANCE BROKERS -- 0.5%
Arthur J. Gallagher & Co. .............     1,640       50,643
Brown & Brown, Inc. ...................     1,980       60,469
Erie Indemnity Co. (Class A)...........       520       27,664
                                                   -----------
                                                       138,776
                                                   -----------

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------     -----
INVESTMENT BANKING/BROKERAGE -- 0.6%
AG Edwards, Inc. ......................     1,400  $    65,604
Jefferies Group, Inc. .................       870       39,132
Raymond James Financial, Inc. .........     1,070       40,307
                                                   -----------
                                                       145,043
                                                   -----------
INVESTMENT MANAGEMENT -- 1.3%
Affiliated Managers Group, Inc. (a)....       590       47,347
Alliance Capital Management Holding
  LP...................................       460       25,985
Eaton Vance Corp. .....................     2,357       64,488
Federated Investors, Inc. .............     1,697       62,857
Janus Capital Group, Inc. .............     4,014       74,781
Nuveen Investments, Inc. ..............     1,117       47,607
                                                   -----------
                                                       323,065
                                                   -----------
LEISURE TIME (PRODUCTS) -- 0.9%
Brunswick Corp. .......................     1,717       69,813
Hasbro, Inc. ..........................     2,804       56,585
International Speedway Corp. (Class
  A)...................................       610       29,219
Polaris Industries, Inc. ..............       770       38,654
SCP Pool Corp. ........................       937       34,875
                                                   -----------
                                                       229,146
                                                   -----------
LODGING (HOTELS) -- 0.4%
Gaylord Entertainment Co. (a)..........       700       30,513
Wynn Resorts, Ltd. (a).................     1,217       66,752
                                                   -----------
                                                        97,265
                                                   -----------
MACHINERY (DIVERSIFIED) -- 0.6%
Graco, Inc. ...........................     1,220       44,505
IDEX Corp. ............................       870       35,766
Joy Global, Inc. ......................     2,070       82,800
                                                   -----------
                                                       163,071
                                                   -----------
MANUFACTURING (DIVERSIFIED) -- 1.8%
AMETEK, Inc. ..........................     1,220       51,899
Carlisle Cos., Inc. ...................       550       38,033
Harsco Corp. ..........................       737       49,755
Herman Miller, Inc. ...................     1,260       35,519
Pentair, Inc. .........................     1,797       62,032
Roper Industries, Inc. ................     1,517       59,937
SPX Corp. .............................     1,347       61,652
Terex Corp. (a)........................       877       52,094
The Brink's Co. .......................     1,007       48,245
                                                   -----------
                                                       459,166
                                                   -----------
MANUFACTURING (SPECIALIZED) -- 0.8%
Donaldson Co., Inc. ...................     1,297       41,245
Pall Corp. ............................     2,207       59,280
Teleflex, Inc. ........................       640       41,587
Zebra Technologies Corp. (Class A)
  (a)..................................     1,270       54,419
                                                   -----------
                                                       196,531
                                                   -----------
METAL FABRICATORS -- 0.3%
Commercial Metals Co. .................     1,047       39,305
The Timken Co. ........................     1,467       46,973
                                                   -----------
                                                        86,278
                                                   -----------
NATURAL GAS (DISTRIBUTION/PIPE LINE) -- 2.5%
AGL Resources, Inc. ...................     1,290       44,905
Atmos Energy Corp. ....................     1,357       35,499
Energen Corp. .........................     1,167       42,385

See accompanying notes to financial statements.

STREETTRACKS DJ WILSHIRE MID CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------     -----
Equitable Resources, Inc. .............     2,037  $    74,738
Kinder Morgan Management LLC (a).......       767       34,868
National Fuel Gas Co. .................     1,400       43,666
ONEOK, Inc. ...........................     1,707       45,457
Piedmont Natural Gas Co., Inc. ........     1,277       30,852
Plains All American Pipeline LP........       960       37,987
Southern Union Co. (a).................     1,850       43,716
TEPPCO Partners LP.....................     1,237       43,097
UGI Corp. .............................     1,837       37,842
Valero LP..............................       700       36,232
Vectren Corp. .........................     1,347       36,585
Western Gas Resources, Inc. ...........     1,140       53,683
                                                   -----------
                                                       641,512
                                                   -----------
OFFICE FURNISHINGS -- 0.2%
HNI Corp. .............................       830       45,592
                                                   -----------
OIL & GAS (DRILLING & EQUIPMENT) -- 2.1%
Cooper Cameron Corp. (a)...............     2,040       84,456
FMC Technologies, Inc. (a).............     1,220       52,362
Grant Prideco, Inc. (a)................     2,270      100,152
Helmerich & Payne, Inc. ...............       820       50,766
Patterson-UTI Energy, Inc. ............     3,047      100,399
Pride International, Inc. (a)..........     2,797       86,008
Rowan Cos., Inc. ......................     1,887       67,253
                                                   -----------
                                                       541,396
                                                   -----------
OIL & GAS (EXPLORATION/PRODUCTS) -- 2.7%
Cabot Oil & Gas Corp. .................       860       38,786
Cal Dive International, Inc. (a).......     1,260       45,221
Cimarex Energy Co. (a).................     1,437       61,805
Denbury Resources, Inc. (a)............     2,127       48,453
Enterprise GP Holdings LP..............       180        6,790
Forest Oil Corp. (a)...................       930       42,380
Plains Exploration & Production Co.
  (a)..................................     1,370       54,430
Pogo Producing Co. ....................     1,030       51,304
Quicksilver Resources, Inc. (a)........       950       39,910
Range Resources Corp. .................     2,276       59,937
Southwestern Energy Co. (a)............     2,987      107,353
St. Mary Land & Exploration Co. .......     1,020       37,546
Unit Corp. (a).........................       680       37,420
Vintage Petroleum, Inc. ...............       960       51,197
                                                   -----------
                                                       682,532
                                                   -----------
OIL & GAS (REFINING & MARKETING) -- 0.4%
Frontier Oil Corp. ....................       970       36,404
Tesoro Petroleum Corp. ................     1,187       73,060
                                                   -----------
                                                       109,464
                                                   -----------
OIL FIELD SERVICES -- 0.2%
Tidewater, Inc. .......................       947       42,104
                                                   -----------
PAPER & RELATED PRODUCTS -- 1.0%
Louisiana-Pacific Corp. ...............     1,817       49,913
Rayonier, Inc. ........................     1,317       52,482
Smurfit-Stone Container Corp. (a)......     4,494       63,680
Temple-Inland, Inc. ...................     2,027       90,911
                                                   -----------
                                                       256,986
                                                   -----------
PERSONAL & HOUSEHOLD GOODS -- 0.3%
Alberto-Culver Co. ....................     1,450       66,338
                                                   -----------

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------     -----
POWER PRODUCERS (INDEPENDENT) -- 0.5%
NRG Energy, Inc. (a)...................     1,440  $    67,853
Reliant Energy, Inc. (a)...............     5,281       54,500
                                                   -----------
                                                       122,353
                                                   -----------
PUBLISHING -- 0.5%
Dex Media, Inc. .......................     1,967       53,286
John Wiley & Sons, Inc. (Class A)......       780       30,451
Meredith Corp. ........................       727       38,051
                                                   -----------
                                                       121,788
                                                   -----------
PUBLISHING (NEWSPAPERS) -- 0.9%
Dow Jones & Co., Inc. .................       800       28,392
Knight Ridder, Inc. ...................     1,160       73,428
Lee Enterprises, Inc. .................       720       26,575
McClatchy Co. (Class A)................       360       21,276
The New York Times Co. (Class A).......     2,597       68,691
                                                   -----------
                                                       218,362
                                                   -----------
REAL ESTATE INVESTMENT TRUST -- 7.2%
AMB Property Corp. ....................     1,567       77,049
Apartment Investment & Management Co.
  (Class A)............................     1,677       63,508
Arden Realty, Inc. ....................     1,180       52,899
BRE Properties, Inc. (Class A).........       900       40,932
Camden Property Trust..................       917       53,113
CapitalSource, Inc. (a)................     1,847       41,373
CarrAmerica Realty Corp. ..............     1,027       35,565
CB Richard Ellis Group, Inc. (Class A)
  (a)..................................     1,120       65,912
CBL & Associates Properties, Inc. .....     1,060       41,881
Centerpoint Properties Corp. ..........       857       42,404
Crescent Real Estate Equities Co. .....     1,757       34,824
Duke Realty Corp. .....................     2,527       84,402
Essex Property Trust, Inc. ............       370       34,114
Federal Realty Investment Trust........       930       56,405
Forest City Enterprises, Inc. .........     1,110       42,102
Global Signal, Inc. ...................       370       15,969
Health Care Property Investors,
  Inc. ................................     2,347       59,989
Health Care REIT, Inc. ................     1,017       34,476
Hospitality Properties Trust...........     1,180       47,318
HRPT Properties Trust..................     3,537       36,608
iStar Financial, Inc. .................     1,967       70,124
Liberty Property Trust.................     1,597       68,431
Macerich Co. ..........................     1,047       70,296
Mack-Cali Realty Corp. ................     1,087       46,958
Mills Corp. ...........................       950       39,843
New Century Financial Corp. ...........       987       35,601
New Plan Excel Realty Trust............     1,807       41,886
Pan Pacific Retail Properties, Inc. ...       720       48,161
Realty Income Corp. ...................     1,407       30,419
Reckson Associates Realty Corp. .......     1,427       51,344
Regency Centers Corp. .................     1,077       63,489
Shurgard Storage Centers, Inc. (Class
  A)...................................       810       45,935
SL Green Realty Corp. .................       720       55,001
Trizec Properties, Inc. ...............     1,637       37,520
United Dominion Realty Trust, Inc. ....     2,347       55,014
Ventas, Inc. ..........................     1,817       58,180
Weingarten Realty Investors............     1,507       56,980
                                                   -----------
                                                     1,836,025
                                                   -----------

See accompanying notes to financial statements.

STREETTRACKS DJ WILSHIRE MID CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------     -----
REINSURANCE -- 0.8%
Axis Capital Holdings, Ltd. ...........     2,157  $    67,471
PartnerRe, Ltd. .......................       967       63,503
RenaissanceRe Holdings, Ltd. ..........     1,257       55,446
Transatlantic Holdings, Inc. ..........       467       31,383
                                                   -----------
                                                       217,803
                                                   -----------
RESTAURANTS -- 0.6%
Brinker International, Inc. ...........     1,560       60,310
Outback Steakhouse, Inc. ..............     1,307       54,384
The Cheesecake Factory, Inc. (a).......     1,377       51,486
                                                   -----------
                                                       166,180
                                                   -----------
RETAIL (COMPUTERS & ELECTRONICS) -- 0.5%
Circuit City Stores, Inc. .............     3,187       71,995
RadioShack Corp. ......................     2,377       49,988
                                                   -----------
                                                       121,983
                                                   -----------
RETAIL (DEPARTMENT STORES) -- 0.3%
Dillards, Inc. (Class A)...............     1,210       30,032
Saks, Inc. (a).........................     2,227       37,547
                                                   -----------
                                                        67,579
                                                   -----------
RETAIL (DISCOUNTERS) -- 0.6%
BJ'S Wholesale Club, Inc. (a)..........     1,230       36,359
Dollar Tree Stores, Inc. (a)...........     1,927       46,132
Family Dollar Stores, Inc. ............     2,787       69,090
                                                   -----------
                                                       151,581
                                                   -----------
RETAIL (SPECIALTY APPAREL) -- 1.7%
Abercrombie & Fitch Co. ...............     1,540      100,377
American Eagle Outfitters, Inc. .......     2,317       53,245
AnnTaylor Stores Corp. (a).............     1,290       44,531
Claire's Stores, Inc. .................     1,550       45,291
Foot Locker, Inc. .....................     2,767       65,274
Ross Stores, Inc. .....................     2,617       75,631
Urban Outfitters, Inc. (a).............     2,037       51,556
                                                   -----------
                                                       435,905
                                                   -----------
RETAIL (SPECIALTY) -- 2.0%
Advance Auto Parts, Inc. (a)...........     1,967       85,486
Barnes & Noble, Inc. ..................       990       42,243
CarMax, Inc. (a).......................     1,840       50,931
Copart, Inc. (a).......................     1,180       27,211
Michaels Stores, Inc. .................     2,397       84,782
O'Reilly Automotive, Inc. (a)..........     1,967       62,964
OfficeMax, Inc. .......................     1,147       29,088
PETsMART, Inc. ........................     2,547       65,356
Williams-Sonoma, Inc. (a)..............     1,647       71,068
                                                   -----------
                                                       519,129
                                                   -----------
RETAIL STORES (DRUG STORE) -- 0.1%
Rite Aid Corp. (a).....................     7,881       27,426
                                                   -----------
SAVINGS & LOAN COMPANIES -- 1.0%
Astoria Financial Corp. ...............     1,797       52,832
Capitol Federal Financial..............       380       12,517
Independence Community Bank Corp. .....     1,390       55,225
New York Community Bancorp, Inc. ......     4,264       70,441
People's Bank..........................     1,050       32,613
Washington Federal, Inc. ..............     1,530       35,175
                                                   -----------
                                                       258,803
                                                   -----------

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------     -----
SERVICES (ADVERTISING/MARKETING) -- 1.1%
Getty Images, Inc. (a).................       827  $    73,826
Harte-Hanks, Inc. .....................       900       23,751
Lamar Advertising Co. (a)..............     1,490       68,749
R.H. Donnelley Corp. (a)...............       551       33,953
The Interpublic Group of Cos., Inc.
  (a)..................................     7,471       72,095
                                                   -----------
                                                       272,374
                                                   -----------
SERVICES (COMMERCIAL & CONSUMER) -- 5.2%
ADESA, Inc. ...........................     1,620       39,560
Alliance Data Systems Corp. (a)........     1,200       42,720
Aramark Corp. .........................     2,107       58,532
Avnet, Inc. (a)........................     2,137       51,160
Career Education Corp. (a).............     1,810       61,033
Checkfree Corp. (a)....................     1,360       62,424
ChoicePoint, Inc. (a)..................     1,567       69,747
Convergys Corp. (a)....................     2,507       39,736
Deluxe Corp. ..........................       890       26,825
Education Management Corp. (a).........     1,210       40,547
Equifax, Inc. .........................     2,387       90,754
Fastenal Co. ..........................     2,487       97,466
Ingram Micro, Inc. (Class A) (a).......     2,417       48,171
Iron Mountain, Inc. (a)................     1,947       82,202
ITT Educational Services, Inc. (a).....       810       47,879
Laidlaw International, Inc. ...........     1,837       42,674
Laureate Education, Inc. (a)...........       790       41,483
Pharmaceutical Product Development,
  Inc. ................................       887       54,950
Sabre Holdings Corp.(Class A)..........     2,427       58,515
Service Corp. International............     5,484       44,859
The Corporate Executive Board Co. .....       730       65,481
The Service Master Co. ................     5,171       61,793
Valassis Communications, Inc. (a)......       917       26,657
VCA Antech, Inc. (a)...................     1,450       40,890
Weight Watchers International, Inc.
  (a)..................................       720       35,590
                                                   -----------
                                                     1,331,648
                                                   -----------
SERVICES (DATA PROCESSING) -- 1.4%
Certegy, Inc. .........................     1,107       44,900
Dun & Bradstreet Corp. (a).............     1,220       81,691
Fair Isaac Corp. ......................     1,190       52,562
Global Payments, Inc. .................     1,440       67,119
MoneyGram International, Inc. .........     1,567       40,867
NAVTEQ Corp. (a).......................     1,587       69,622
Total System Services, Inc. ...........       667       13,200
                                                   -----------
                                                       369,961
                                                   -----------
SERVICES (EMPLOYMENT) -- 0.7%
Hewitt Associates, Inc. (Class A)
  (a)..................................       890       24,929
Manpower, Inc. ........................     1,597       74,261
Monster Worldwide, Inc. (a)............     1,920       78,374
                                                   -----------
                                                       177,564
                                                   -----------
STEEL -- 0.2%
Allegheny Technologies, Inc. ..........     1,477       53,290
                                                   -----------
TELEPHONE -- 0.8%
CenturyTel, Inc. ......................     2,247       74,511
Citizens Communications Co. ...........     5,934       72,573
Telephone & Data Systems, Inc. ........     1,817       65,466
                                                   -----------
                                                       212,550
                                                   -----------

See accompanying notes to financial statements.

STREETTRACKS DJ WILSHIRE MID CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------     -----
TEXTILES (APPAREL) -- 0.8%
Jones Apparel Group, Inc. .............     2,157  $    66,263
Liz Claiborne, Inc. ...................     1,927       69,025
Polo Ralph Lauren Corp. ...............     1,050       58,947
                                                   -----------
                                                       194,235
                                                   -----------
TOBACCO -- 0.2%
Loews Corp. (Carolina Group)...........     1,426       62,730
                                                   -----------
TRANSPORTATION -- 0.5%
Alexander & Baldwin, Inc. .............       770       41,765
Overseas Shipholding Group, Inc. ......       580       29,226
Teekay Shipping Corp. .................       857       34,194
UTI Worldwide, Inc. ...................       330       30,637
                                                   -----------
                                                       135,822
                                                   -----------
TRUCKING -- 0.9%
CNF, Inc. .............................       937       52,369
J.B. Hunt Transport Services, Inc. ....     2,227       50,419
Landstar Systems, Inc. ................     1,057       44,119
Ryder Systems, Inc. ...................     1,137       46,640
YRC Worldwide, Inc (a).................       960       42,826
                                                   -----------
                                                       236,373
                                                   -----------
TRUCKS & PARTS -- 0.6%
Cummins, Inc. .........................       700       62,811
Navistar International Corp. (a).......     1,097       31,396
Oshkosh Truck Corp. ...................     1,297       57,833
                                                   -----------
                                                       152,040
                                                   -----------

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------     -----
WASTE MANAGEMENT -- 0.3%
Republic Services, Inc. ...............     2,147  $    80,620
                                                   -----------
TOTAL COMMON STOCKS --
  (Cost $24,927,671)...................             25,456,178
                                                   -----------
SHORT TERM INVESTMENTS -- 0.2%
MONEY MARKET FUND -- 0.2%
AIM Short Term Investment
  Class Prime Fund (Cost $58,879)......    58,879       58,879
                                                   -----------
TOTAL INVESTMENTS -- 99.6% (Cost
  $24,986,550).........................             25,515,057
OTHER ASSETS AND
  LIABILITIES -- 0.4%..................                102,283
                                                   -----------
NET ASSETS -- 100.0%...................            $25,617,340
                                                   ===========

(a) Non-income producing security

See accompanying notes to financial statements.

STREETTRACKS DJ WILSHIRE MID CAP GROWTH ETF
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------     -----
COMMON STOCKS -- 99.4%
AEROSPACE/DEFENSE -- 0.4%
Alliant Techsystems, Inc. (a)..........     1,350  $   102,829
                                                   -----------
AIRLINES -- 0.4%
JetBlue Airways Corp. (a)..............     5,784       88,958
                                                   -----------
AUTO PARTS & EQUIPMENT -- 0.9%
BorgWarner, Inc. ......................     2,007      121,684
Gentex Corp. ..........................     5,713      111,404
                                                   -----------
                                                       233,088
                                                   -----------
BANKS (REGIONAL) -- 0.3%
Investors Financial Services Corp. ....     2,385       87,840
                                                   -----------
BEVERAGES (NON-ALCOHOLIC) -- 0.2%
PepsiAmericas, Inc. ...................     2,475       57,569
                                                   -----------
BIOTECHNOLOGY -- 3.3%
Affymetrix, Inc. (a)...................     2,378      113,550
Charles River Laboratories
  International, Inc. (a)..............     2,583      109,442
ImClone Systems, Inc. (a)..............     2,385       81,662
Invitrogen Corp. (a)...................     1,899      126,549
Millennium Pharmaceuticals, Inc. (a)...    11,046      107,146
Millipore Corp. (a)....................     1,782      117,683
PDL Biopharma, Inc. (a)................     4,116      116,977
Techne Corp. (a).......................     1,314       73,781
                                                   -----------
                                                       846,790
                                                   -----------
BROADCASTING (TV, RADIO & CABLE) -- 0.2%
Westwood One, Inc. ....................     2,691       43,863
                                                   -----------
BUILDING MATERIALS -- 0.4%
Florida Rock Industries, Inc. .........     1,833       89,927
                                                   -----------
CELLULAR/WIRELESS TELECOMMUNICATIONS -- 1.4%
Alamosa Holdings, Inc. (a).............     5,370       99,936
NII Holdings, Inc. (a).................     4,924      215,080
US Cellular Corp. (a)..................       555       27,417
                                                   -----------
                                                       342,433
                                                   -----------
CHEMICALS (DIVERSIFIED) -- 0.2%
Celanese Corp. ........................     2,630       50,286
                                                   -----------
CHEMICALS (SPECIALTY) -- 1.1%
Sigma-Aldrich Corp. ...................     2,124      134,428
The Mosaic Co. (a).....................     4,542       66,449
The Scotts Co. (Class A)...............     1,620       73,289
                                                   -----------
                                                       274,166
                                                   -----------
COAL -- 0.7%
Arch Coal, Inc. .......................     2,214      176,013
                                                   -----------
COMMUNICATIONS EQUIPMENT -- 1.7%
Avaya, Inc. (a)........................    16,412      175,116
Avid Technology, Inc. (a)..............     1,494       81,812
JDS Uniphase Corp. (a).................    57,990      136,856
West Corp. (a).........................       954       40,211
                                                   -----------
                                                       433,995
                                                   -----------
COMPUTER SOFTWARE/SERVICES -- 6.3%
Activision, Inc. (a)...................     9,879      135,738
BEA Systems, Inc. (a)..................    14,196      133,442
Ceridian Corp. (a).....................     5,452      135,482
Citrix Systems, Inc. (a)...............     6,390      183,904
Diebold, Inc. .........................     2,583       98,154

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------     -----
DST Systems, Inc. (a)..................     2,277  $   136,415
Emdeon Corp. (a).......................    10,579       89,498
McAfee, Inc. (a).......................     6,122      166,090
Mercury Interactive Corp. (a)..........     3,039       84,454
Pixar (a)..............................     2,070      109,130
Red Hat, Inc. (a)......................     6,061      165,102
Salesforce.com, Inc. (a)...............     2,817       90,285
Sybase, Inc. (a).......................     3,231       70,630
                                                   -----------
                                                     1,598,324
                                                   -----------
COMPUTERS (PERIPHERALS) -- 0.6%
Western Digital Corp. (a)..............     7,886      146,758
                                                   -----------
CONSUMER FINANCE -- 0.7%
AmeriCredit Corp. (a)..................     5,116      131,123
Student Loan Corp. ....................       144       30,129
WFS Financial, Inc. (a)................       234       17,819
                                                   -----------
                                                       179,071
                                                   -----------
CONTAINERS (METALS & GLASS) -- 1.1%
Ball Corp. ............................     3,678      146,090
Crown Holdings, Inc. (a)...............     6,109      119,309
                                                   -----------
                                                       265,399
                                                   -----------
CONTAINERS / PACKAGING (PAPER & PLASTIC) -- 0.5%
Pactiv Corp. (a).......................     5,215      114,730
                                                   -----------
ELECTRONICS (COMPONENT DISTRIBUTION) -- 0.8%
CDW Corp. .............................     2,240      128,957
Sanmina-SCI Corp. (a)..................    18,765       79,939
                                                   -----------
                                                       208,896
                                                   -----------
ELECTRONICS (INSTRUMENT) -- 1.8%
Amphenol Corp. (Class A)...............     3,156      139,684
Cogent, Inc. (a).......................     1,401       31,775
FLIR Systems, Inc. (a).................     2,463       54,999
National Instruments Corp. ............     1,899       60,863
Thermo Electron Corp. (a)..............     5,893      177,556
                                                   -----------
                                                       464,877
                                                   -----------
ELECTRONICS (SEMICONDUCTORS) -- 2.9%
Fairchild Semiconductor International,
  Inc. (a).............................     4,299       72,696
International Rectifier Corp. (a)......     2,600       82,940
Intersil Corp. (Class A)...............     5,618      139,776
MEMC Electronic Materials, Inc. (a)....     5,397      119,651
NVIDIA Corp. (a).......................     5,866      214,461
QLogic Corp. (a).......................     3,105      100,944
                                                   -----------
                                                       730,468
                                                   -----------
ENGINEERING & CONSTRUCTION -- 0.6%
Jacobs Engineering Group, Inc. (a).....     2,125      144,224
                                                   -----------
ENTERTAINMENT -- 0.3%
DreamWorks Animation SKG, Inc. (Class
  A) (a)...............................     1,602       39,345
Warner Music Group Corp. ..............     1,688       32,528
                                                   -----------
                                                        71,873
                                                   -----------
ENVIRONMENTAL CONTROL -- 0.6%
Allied Waste Industries, Inc. (a)......     7,662       66,966
Stericycle, Inc. (a)...................     1,629       95,915
                                                   -----------
                                                       162,881
                                                   -----------

See accompanying notes to financial statements.

STREETTRACKS DJ WILSHIRE MID CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------     -----
EQUIPMENT (SEMICONDUCTORS) -- 1.2%
Lam Research Corp. (a).................     4,928  $   175,831
Novellus Systems, Inc. (a).............     5,158      124,411
                                                   -----------
                                                       300,242
                                                   -----------
FINANCIAL (DIVERSIFIED) -- 0.4%
SEI Investments Co. ...................     2,402       88,874
                                                   -----------
FOOTWEAR -- 0.7%
Reebok International, Ltd. ............     1,773      103,242
The Timberland Co. (Class A) (a).......     2,016       65,621
                                                   -----------
                                                       168,863
                                                   -----------
GAMING & LOTTERY -- 1.9%
Boyd Gaming Corp. .....................     1,665       79,354
GTECH Holdings Corp. (a)...............     4,548      144,353
Penn National Gaming, Inc. (a).........     2,241       73,841
Scientific Games Corp. (ClassA) (a)....     2,449       66,809
Station Casinos, Inc. .................     1,737      117,769
                                                   -----------
                                                       482,126
                                                   -----------
GOLD/PRECIOUS METALS MINING -- 0.5%
Glamis Gold, Ltd. (a)..................     4,816      132,344
                                                   -----------
HEALTH CARE (DRUGS/PHARMACEUTICALS) -- 4.3%
American Pharmaceutical Partners, Inc.
  (a)..................................       849       32,933
Cephalon, Inc. (a).....................     2,043      132,264
Endo Pharmaceuticals Holdings, Inc.
  (a)..................................     4,007      121,252
IVAX Corp. (a).........................     8,007      250,859
King Pharmaceuticals, Inc. (a).........     8,806      148,997
Kos Pharmaceuticals, Inc. (a)..........       822       42,522
Medicis Pharmaceutical Corp. (Class
  A)...................................     2,016       64,613
Mylan Laboratories, Inc. ..............     7,954      158,762
Watson Pharmaceuticals, Inc. (a).......     3,839      124,806
                                                   -----------
                                                     1,077,008
                                                   -----------
HEALTH CARE (HOSPITAL MANAGEMENT) -- 1.3%
Community Health Systems, Inc. (a).....     3,138      120,311
Triad Hospitals, Inc. (a)..............     3,075      120,632
Universal Health Services, Inc. (Class
  B)...................................     1,862       87,030
                                                   -----------
                                                       327,973
                                                   -----------
HEALTH CARE (MANAGED CARE) -- 2.9%
Health Net, Inc. (a)...................     4,132      213,005
Lincare Holdings, Inc. (a).............     3,615      151,505
Manor Care, Inc. ......................     2,850      113,344
Omnicare, Inc. ........................     4,350      248,907
WellPoint, Inc. (a)....................         4          337
                                                   -----------
                                                       727,098
                                                   -----------
HEALTH CARE (MEDICAL PRODUCTS/SUPPLIES) -- 8.1%
Amylin Pharmaceuticals, Inc. (a).......     3,606      143,951
Bausch & Lomb, Inc. ...................     1,917      130,164
Beckman Coulter, Inc. .................     2,229      126,830
Covance, Inc. (a)......................     2,256      109,529
Cytyc Corp. (a)........................     4,095      115,602
Dade Behring Holdings, Inc. ...........     3,213      131,380
Dentsply International, Inc. ..........     2,574      138,198
Edwards Lifesciences Corp. (a).........     2,142       89,129
Gen-Probe, Inc. (a)....................     1,788       87,236
Henry Schein, Inc. (a).................     3,114      135,895

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------     -----
IDEXX Laboratories, Inc. (a)...........     1,212  $    87,240
INAMED Corp. (a).......................     1,378      120,823
Intuitive Surgical, Inc. (a)...........     1,315      154,210
Kinetic Concepts, Inc. (a).............     1,827       72,641
Mentor Corp. ..........................     1,438       66,263
ResMed, Inc. (a).......................     2,539       97,269
Respironics, Inc. (a)..................     2,626       97,346
Sierra Health Services, Inc. (a).......       936       74,843
The Cooper Cos., Inc. .................     1,581       81,105
                                                   -----------
                                                     2,059,654
                                                   -----------
HEALTH CARE (SPECIAL SERVICES) -- 1.8%
Cerner Corp. (a).......................     1,117      101,546
DaVita, Inc. (a).......................     3,600      182,304
LifePoint Hospitals, Inc. (a)..........     1,845       69,188
Renal Care Group, Inc. (a).............     2,412      114,112
                                                   -----------
                                                       467,150
                                                   -----------
HOMEBUILDING -- 0.9%
Hovnanian Enterprises, Inc. (a)........     1,260       62,546
Meritage Homes Corp. (a)...............       807       50,777
Ryland Group, Inc. ....................     1,710      123,342
                                                   -----------
                                                       236,665
                                                   -----------
HOUSEHOLD PRODUCTS (NON-DURABLE) -- 0.8%
Church & Dwight Co., Inc. .............     2,286       75,507
Energizer Holdings, Inc. (a)...........     2,547      126,815
                                                   -----------
                                                       202,322
                                                   -----------
INDUSTRIAL GOODS & SERVICES -- 0.3%
MSC Industrial Direct Co., Inc. (Class
  A)...................................     1,647       66,242
                                                   -----------
INSURANCE (MULTI-LINE) -- 0.5%
HCC Insurance Holdings, Inc. ..........     4,068      120,738
                                                   -----------
INSURANCE (PROPERTY/CASUALTY) -- 1.7%
First American Corp. ..................     3,006      136,172
Markel Corp. (a).......................       333      105,578
WR Berkley Corp. ......................     3,951      188,146
                                                   -----------
                                                       429,896
                                                   -----------
INSURANCE BROKERS -- 0.5%
Brown & Brown, Inc. ...................     4,032      123,137
                                                   -----------
INVESTMENT MANAGEMENT -- 0.9%
Affiliated Managers Group, Inc. (a)....     1,206       96,781
Eaton Vance Corp. .....................     4,797      131,246
                                                   -----------
                                                       228,027
                                                   -----------
LEISURE TIME (PRODUCTS) -- 0.8%
International Speedway Corp. (Class
  A)...................................     1,248       59,779
Polaris Industries, Inc. ..............     1,563       78,463
SCP Pool Corp. ........................     1,899       70,681
                                                   -----------
                                                       208,923
                                                   -----------
LODGING (HOTELS) -- 0.5%
Wynn Resorts, Ltd. (a).................     2,475      135,754
                                                   -----------
MACHINERY (DIVERSIFIED) -- 1.0%
Graco, Inc. ...........................     2,484       90,616
Joy Global, Inc. ......................     4,212      168,480
                                                   -----------
                                                       259,096
                                                   -----------

See accompanying notes to financial statements.

STREETTRACKS DJ WILSHIRE MID CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------     -----
MANUFACTURING (DIVERSIFIED) -- 0.9%
AMETEK, Inc. ..........................     2,490  $   105,924
Roper Industries, Inc. ................     3,084      121,849
                                                   -----------
                                                       227,773
                                                   -----------
MANUFACTURING (SPECIALIZED) -- 0.8%
Donaldson Co., Inc. ...................     2,634       83,761
Zebra Technologies Corp. (Class A)
  (a)..................................     2,583      110,682
                                                   -----------
                                                       194,443
                                                   -----------
NATURAL GAS (DISTRIBUTION/PIPE LINE) -- 1.7%
Energen Corp. .........................     2,376       86,296
Equitable Resources, Inc. .............     4,146      152,117
Kinder Morgan Management LLC (a).......     1,657       75,327
Western Gas Resources, Inc. ...........     2,319      109,202
                                                   -----------
                                                       422,942
                                                   -----------
OFFICE FURNISHINGS -- 0.3%
HNI Corp. .............................     1,583       86,954
                                                   -----------
OIL & GAS (DRILLING & EQUIPMENT) -- 4.4%
Cooper Cameron Corp. (a)...............     4,160      172,224
FMC Technologies, Inc. (a).............     2,490      106,871
Grant Prideco, Inc. (a)................     4,719      208,202
Helmerich & Payne, Inc. ...............     1,665      103,080
Patterson-UTI Energy, Inc. ............     6,291      207,289
Pride International, Inc. (a)..........     5,794      178,166
Rowan Cos., Inc. ......................     3,949      140,742
                                                   -----------
                                                     1,116,574
                                                   -----------
OIL & GAS (EXPLORATION/PRODUCTS) -- 4.7%
Cabot Oil & Gas Corp. .................     1,752       79,015
Cal Dive International, Inc. (a).......     2,574       92,381
Cimarex Energy Co. (a).................     2,925      125,804
Denbury Resources, Inc. (a)............     4,221       96,154
Enterprise GP Holdings LP..............       378       14,258
Plains Exploration & Production Co.
  (a)..................................     2,787      110,728
Pogo Producing Co. ....................     1,994       99,321
Quicksilver Resources, Inc. (a)........     1,926       80,911
Range Resources Corp. .................     4,626      121,849
Southwestern Energy Co. (a)............     6,062      217,868
St. Mary Land & Exploration Co. .......     2,076       76,418
Unit Corp. (a).........................     1,386       76,272
                                                   -----------
                                                     1,190,979
                                                   -----------
OIL & GAS (REFINING & MARKETING) -- 0.3%
Frontier Oil Corp. ....................     1,971       73,972
                                                   -----------
PERSONAL & HOUSEHOLD GOODS -- 0.5%
Alberto-Culver Co. ....................     2,952      135,054
                                                   -----------
PUBLISHING -- 0.7%
Dex Media, Inc. .......................     4,005      108,495
John Wiley & Sons, Inc. (Class A)......     1,593       62,191
                                                   -----------
                                                       170,686
                                                   -----------
PUBLISHING (NEWSPAPERS) -- 0.2%
Dow Jones & Co., Inc. .................     1,626       57,707
                                                   -----------

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------     -----
REAL ESTATE INVESTMENT TRUST -- 1.3%
CapitalSource, Inc. (a)................     3,843  $    86,083
CB Richard Ellis Group, Inc. (Class A)
  (a)..................................     2,181      128,352
Forest City Enterprises, Inc. .........     2,259       85,684
Global Signal, Inc. ...................       753       32,499
                                                   -----------
                                                       332,618
                                                   -----------
REINSURANCE -- 0.5%
Axis Capital Holdings, Ltd. ...........     4,380      137,006
                                                   -----------
RESTAURANTS -- 1.3%
Brinker International, Inc. ...........     3,177      122,823
Outback Steakhouse, Inc. ..............     2,655      110,474
The Cheesecake Factory, Inc. (a).......     2,799      104,655
                                                   -----------
                                                       337,952
                                                   -----------
RETAIL (DISCOUNTERS) -- 1.2%
BJ'S Wholesale Club, Inc. (a)..........     2,508       74,136
Dollar Tree Stores, Inc. (a)...........     3,924       93,941
Family Dollar Stores, Inc. ............     5,767      142,964
                                                   -----------
                                                       311,041
                                                   -----------
RETAIL (SPECIALTY APPAREL) -- 3.6%
Abercrombie & Fitch Co. ...............     3,138      204,535
American Eagle Outfitters, Inc. .......     4,808      110,488
AnnTaylor Stores Corp. (a).............     2,628       90,719
Claire's Stores, Inc. .................     3,252       95,023
Foot Locker, Inc. .....................     5,740      135,407
Ross Stores, Inc. .....................     5,416      156,522
Urban Outfitters, Inc. (a).............     4,246      107,466
                                                   -----------
                                                       900,160
                                                   -----------
RETAIL (SPECIALTY) -- 3.6%
Advance Auto Parts, Inc. (a)...........     3,996      173,666
CarMax, Inc. (a).......................     3,744      103,634
Copart, Inc. (a).......................     2,409       55,552
Michaels Stores, Inc. .................     4,884      172,747
O'Reilly Automotive, Inc. (a)..........     4,002      128,104
PETsMART, Inc. ........................     5,272      135,279
Williams-Sonoma, Inc. (a)..............     3,354      144,725
                                                   -----------
                                                       913,707
                                                   -----------
SERVICES (ADVERTISING/MARKETING) -- 1.6%
Getty Images, Inc. (a).................     1,783      159,168
Harte-Hanks, Inc. .....................     1,836       48,452
Lamar Advertising Co. (a)..............     3,033      139,943
R.H. Donnelley Corp. (a)...............     1,125       69,323
                                                   -----------
                                                       416,886
                                                   -----------
SERVICES (COMMERCIAL & CONSUMER) -- 7.0%
Alliance Data Systems Corp. (a)........     2,529       90,032
Aramark Corp. .........................     4,290      119,176
Career Education Corp. (a).............     3,587      120,954
Checkfree Corp. (a)....................     2,758      126,592
ChoicePoint, Inc. (a)..................     3,192      142,076
Convergys Corp. (a)....................     5,100       80,835
Education Management Corp. (a).........     2,457       82,334
Fastenal Co. ..........................     5,164      202,377
Iron Mountain, Inc. (a)................     3,966      167,445
ITT Educational Services, Inc. (a).....     1,647       97,354
Laureate Education, Inc. (a)...........     1,608       84,436
Pharmaceutical Product Development,
  Inc. ................................     1,806      111,882

See accompanying notes to financial statements.

STREETTRACKS DJ WILSHIRE MID CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------     -----
The Corporate Executive Board Co. .....     1,491  $   133,743
Valassis Communications, Inc. (a)......     1,863       54,157
VCA Antech, Inc. (a)...................     2,949       83,162
Weight Watchers International, Inc.
  (a)..................................     1,458       72,069
                                                   -----------
                                                     1,768,624
                                                   -----------
SERVICES (DATA PROCESSING) -- 2.9%
Certegy, Inc. .........................     2,250       91,260
Dun & Bradstreet Corp. (a).............     2,484      166,329
Fair Isaac Corp. ......................     2,421      106,936
Global Payments, Inc. .................     2,827      131,766
MoneyGram International, Inc. .........     3,086       80,483
NAVTEQ Corp. (a).......................     3,228      141,612
Total System Services, Inc. ...........     1,350       26,716
                                                   -----------
                                                       745,102
                                                   -----------
SERVICES (EMPLOYMENT) -- 1.4%
Hewitt Associates, Inc. (Class A)
  (a)..................................     1,910       53,499
Manpower, Inc. ........................     3,146      146,289
Monster Worldwide, Inc. (a)............     3,912      159,688
                                                   -----------
                                                       359,476
                                                   -----------
TEXTILES (APPAREL) -- 0.6%
Liz Claiborne, Inc. ...................     3,924      140,558
                                                   -----------
TRANSPORTATION -- 0.2%
UTI Worldwide, Inc. ...................       675       62,667
                                                   -----------

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------     -----
TRUCKING -- 0.8%
J.B. Hunt Transport Services, Inc. ....     4,533  $   102,627
Landstar Systems, Inc. ................     2,151       89,783
                                                   -----------
                                                       192,410
                                                   -----------
TRUCKS & PARTS -- 0.5%
Oshkosh Truck Corp. ...................     2,637      117,584
                                                   -----------
TOTAL COMMON STOCKS -- (Cost
  $24,593,775).........................             25,170,265
                                                   -----------
SHORT TERM INVESTMENTS -- 0.3%
MONEY MARKET FUND -- 0.3%
AIM Short Term Investment Class Prime
  Fund (Cost $93,378)..................    93,378       93,378
                                                   -----------
TOTAL INVESTMENTS -- 99.7%
  (Cost $24,687,153)...................             25,263,643
OTHER ASSETS AND LIABILITIES -- 0.3%                    63,492
                                                   -----------
NET ASSETS -- 100.0%...................            $25,327,135
                                                   ===========

(a) Non-income producing security

See accompanying notes to financial statements.

STREETTRACKS DJ WILSHIRE MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------     -----
COMMON STOCKS -- 99.7%
AUTO PARTS & EQUIPMENT -- 0.9%
Dana Corp. ............................     5,298  $    38,040
Lear Corp. ............................     2,417       68,788
The Goodyear Tire & Rubber Co. (a).....     6,185      107,495
TRW Automotive Holdings Corp. (a)......       850       22,397
                                                   -----------
                                                       236,720
                                                   -----------
BANKS (REGIONAL) -- 7.8%
Associated BancCorp. ..................     4,461      145,206
Bank of Hawaii Corp. ..................     1,887       97,256
BOK Financial Corp. ...................     1,017       46,202
City National Corp. ...................     1,607      116,411
Colonial BancGroup, Inc. ..............     5,431      129,366
Commerce Bancshares, Inc. .............     2,424      126,339
Cullen/Frost Bankers, Inc. ............     1,827       98,073
First Horizon National Corp. ..........     4,351      167,253
FirstMerit Corp. ......................     2,764       71,615
Fulton Financial Corp. ................     5,538       97,469
Hudson United Bancorp..................     1,587       66,146
International Bancshares Corp. ........     1,757       51,586
Mercantile Bankshares Corp. ...........     2,891      163,168
Sky Financial Group, Inc. .............     3,771      104,909
South Financial Group, Inc. ...........     2,594       71,439
TCF Financial Corp. ...................     4,528      122,890
TD Banknorth, Inc. ....................     2,994       86,976
Valley National Bancorp................     3,921       94,496
Webster Financial Corp. ...............     1,897       88,969
Wilmington Trust Corp. ................     2,377       92,489
                                                   -----------
                                                     2,038,258
                                                   -----------
BEVERAGES (ALCOHOLIC) -- 1.1%
Brown-Forman Corp. ....................     1,937      134,273
Molson Coors Brewing Co. ..............     2,424      162,384
                                                   -----------
                                                       296,657
                                                   -----------
BEVERAGES (NON-ALCOHOLIC) -- 0.5%
Aqua America, Inc. ....................     4,468      121,976
                                                   -----------
BIOTECHNOLOGY -- 0.7%
Applera Corp. -- Applied Biosystems
  Group................................     7,115      188,974
                                                   -----------
BROADCASTING (TV, RADIO & CABLE) -- 0.8%
Belo Corp. ............................     3,431       73,458
Discovery Holding Co. (Class A) (a)....     9,879      149,667
                                                   -----------
                                                       223,125
                                                   -----------
BUILDING MATERIALS -- 1.3%
Eagle Materials, Inc. .................       647       79,167
Lafarge North America, Inc. ...........     1,067       58,706
Martin Marietta Materials, Inc. .......     1,657      127,125
USG Corp. (a)..........................     1,137       73,905
                                                   -----------
                                                       338,903
                                                   -----------
CHEMICALS (DIVERSIFIED) -- 0.8%
Airgas, Inc. ..........................     2,267       74,584
FMC Corp. (a)..........................     1,310       69,653
Huntsman Corp. (a).....................     3,184       54,829
                                                   -----------
                                                       199,066
                                                   -----------
CHEMICALS (SPECIALTY) -- 3.9%
Ashland, Inc. .........................     2,567      148,629
Cabot Corp. ...........................     1,977       70,777

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------     -----
Chemtura Corp. ........................     8,222  $   104,419
Cytec Industries, Inc. ................     1,327       63,205
Eastman Chemical Co. ..................     2,894      149,301
Engelhard Corp. .......................     4,281      129,072
International Flavors & Fragrances,
  Inc. ................................     3,064      102,644
Lubrizol Corp. ........................     2,374      103,103
RPM, Inc. .............................     4,091       71,061
Valspar Corp. .........................     3,331       82,176
                                                   -----------
                                                     1,024,387
                                                   -----------
COAL -- 1.2%
CONSOL Energy, Inc. ...................     3,271      213,204
Massey Energy Co. .....................     2,674      101,264
                                                   -----------
                                                       314,468
                                                   -----------
COMMUNICATIONS EQUIPMENT -- 1.1%
ADC Telecommunications, Inc. (a).......     4,081       91,170
PanAmSat Holding Corp. ................     1,807       44,271
Tellabs, Inc. (a)......................    14,537      158,453
                                                   -----------
                                                       293,894
                                                   -----------
COMPUTER SOFTWARE/SERVICES -- 3.7%
BMC Software, Inc. (a).................     7,665      157,056
Cadence Design Systems, Inc. (a).......     9,639      163,092
Compuware Corp. (a)....................    12,173      109,192
Novell, Inc. (a).......................    13,253      117,024
Siebel Systems, Inc. ..................    16,764      177,363
Synopsys, Inc. (a).....................     5,118      102,667
The Reynolds & Reynolds Co. ...........     2,277       63,915
Unisys Corp. (a).......................    11,946       69,645
                                                   -----------
                                                       959,954
                                                   -----------
CONSUMER FINANCE -- 0.2%
Westcorp...............................       847       56,419
                                                   -----------
CONTAINERS (METALS & GLASS) -- 0.4%
Owens-Illinois, Inc. (a)...............     4,938      103,896
                                                   -----------
CONTAINERS/PACKAGING (PAPER & PLASTIC) -- 1.6%
Bemis Co. .............................     3,771      105,098
Packaging Corp. of America.............     2,184       50,123
Sealed Air Corp. (a)...................     2,954      165,926
Sonoco Products Co. ...................     3,481      102,341
                                                   -----------
                                                       423,488
                                                   -----------
DISTRIBUTION/WHOLESALE -- 0.3%
Hughes Supply, Inc. ...................     2,327       83,423
                                                   -----------
DISTRIBUTORS (FOOD & HEALTH) -- 0.6%
SUPERVALU, Inc. .......................     4,761      154,637
                                                   -----------
ELECTRIC UTILITIES -- 8.7%
Allegheny Energy, Inc. (a).............     5,718      180,975
Alliant Energy Corp. ..................     4,101      114,992
CenterPoint Energy, Inc. ..............     9,579      123,090
CMS Energy Corp. (a)...................     7,715      111,945
DPL, Inc. .............................     4,231      110,048
Energy East Corp. .....................     5,191      118,355
Great Plains Energy, Inc. .............     2,624       73,367
Hawaiian Electric Industries, Inc. ....     2,834       73,401
MDU Resources Group, Inc. .............     3,931      128,701
Northeast Utilities....................     5,321      104,771
NSTAR..................................     3,761      107,941
OGE Energy Corp. ......................     3,174       85,031

See accompanying notes to financial statements.

STREETTRACKS DJ WILSHIRE MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------     -----
Pepco Holdings, Inc. ..................     6,645  $   148,649
Pinnacle West Capital Corp. ...........     3,441      142,285
Puget Energy, Inc. ....................     4,051       82,721
SCANA Corp. ...........................     3,604      141,926
TECO Energy, Inc. .....................     7,045      121,033
Westar Energy, Inc. ...................     3,014       64,801
Wisconsin Energy Corp. ................     4,121      160,966
WPS Resources Corp. ...................     1,517       83,905
                                                   -----------
                                                     2,278,903
                                                   -----------
ELECTRICAL EQUIPMENT -- 0.7%
Hubbell, Inc. (Class B)................     2,034       91,774
Thomas & Betts Corp. (a)...............     2,177       91,347
                                                   -----------
                                                       183,121
                                                   -----------
ELECTRONICS (COMPONENT DISTRIBUTION) -- 1.6%
Arrow Electronics, Inc. (a)............     4,161      133,277
Solectron Corp. (a)....................    34,278      125,458
Tech Data Corp. (a)....................     2,047       81,225
Vishay Intertechnology, Inc. (a).......     5,948       81,844
                                                   -----------
                                                       421,804
                                                   -----------
ELECTRONICS (INSTRUMENT) -- 1.6%
Molex, Inc. ...........................     4,621      119,915
PerkinElmer, Inc. .....................     4,251      100,153
Symbol Technologies, Inc. .............     8,552      109,637
Tektronix, Inc. .......................     2,981       84,094
                                                   -----------
                                                       413,799
                                                   -----------
ELECTRONICS (SEMICONDUCTORS) -- 0.7%
Cypress Semiconductor Corp. (a)........     4,711       67,132
LSI Logic Corp. (a)....................    13,673      109,384
                                                   -----------
                                                       176,516
                                                   -----------
ENTERTAINMENT -- 0.1%
Regal Entertainment Group..............     1,617       30,755
                                                   -----------
ENVIRONMENTAL CONTROL -- 0.2%
Nalco Holding Co. (a)..................     2,951       52,262
                                                   -----------
EQUIPMENT (SEMICONDUCTORS) -- 0.4%
Teradyne, Inc. (a).....................     6,845       99,732
                                                   -----------
FINANCIAL (DIVERSIFIED) -- 0.8%
IndyMac Bancorp, Inc. .................     2,204       86,000
IntercontinentalExchange, Inc. (a).....       600       21,810
Thornburg Mortgage, Inc. ..............     3,551       93,036
                                                   -----------
                                                       200,846
                                                   -----------
FOOD PRODUCTS -- 1.8%
Del Monte Foods Co. (a)................     7,025       73,271
Hormel Foods Corp. ....................     2,617       85,524
JM Smucker Co. ........................     2,054       90,376
McCormick & Co., Inc. .................     4,171      128,967
Smithfield Foods, Inc. (a).............     3,274      100,184
                                                   -----------
                                                       478,322
                                                   -----------
GOLD/PRECIOUS METALS MINING -- 0.3%
Meridian Gold, Inc. (a)................     3,494       76,414
                                                   -----------
HAND/MACHINE TOOLS -- 0.8%
Snap-on, Inc. .........................     1,847       69,374
The Stanley Works......................     3,004      144,312
                                                   -----------
                                                       213,686
                                                   -----------

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------     -----
HEALTH CARE (MEDICAL PRODUCTS/SUPPLIES) -- 0.8%
Advanced Medical Optics, Inc. (a)......     2,294  $    95,889
Hillenbrand Industries, Inc. ..........     2,057      101,636
                                                   -----------
                                                       197,525
                                                   -----------
HOMEBUILDING -- 1.0%
Beazer Homes USA, Inc. ................     1,377      100,301
M.D.C. Holdings, Inc. .................     1,170       72,517
Standard Pacific Corp. ................     2,394       88,099
                                                   -----------
                                                       260,917
                                                   -----------
HOUSEHOLD FURNISHINGS & APPLIANCES -- 0.6%
Leggett & Platt, Inc. .................     6,728      154,475
                                                   -----------
INSURANCE (FINANCIAL GUARANTEE) -- 1.2%
PMI Group, Inc. .......................     3,304      135,695
Radian Group, Inc. ....................     3,034      177,762
                                                   -----------
                                                       313,457
                                                   -----------
INSURANCE (LIFE/HEALTH) -- 1.7%
AmerUs Group Co. ......................     1,377       78,035
Conseco, Inc. (a)......................     5,318      123,218
Protective Life Corp. .................     2,264       99,095
Reinsurance Group America, Inc. .......     1,167       55,736
StanCorp Financial Group, Inc. ........     2,000       99,900
                                                   -----------
                                                       455,984
                                                   -----------
INSURANCE (MULTI-LINE) -- 1.9%
American National Insurance Co. .......       557       65,163
Hanover Insurance Group, Inc. .........     1,877       78,402
Leucadia National Corp. ...............     2,844      134,976
Old Republic International Corp. ......     6,048      158,821
Unitrin, Inc. .........................     1,577       71,044
                                                   -----------
                                                       508,406
                                                   -----------
INSURANCE (PROPERTY/CASUALTY) -- 0.9%
Alleghany Corp. (a)....................       180       51,120
American Financial Group, Inc. ........     1,407       53,902
Mercury General Corp. .................       927       53,970
The Commerce Group, Inc. ..............     1,077       61,691
Wesco Financial Corp. .................        50       19,250
                                                   -----------
                                                       239,933
                                                   -----------
INSURANCE BROKERS -- 0.6%
Arthur J. Gallagher & Co. .............     3,274      101,101
Erie Indemnity Co. (Class A)...........     1,037       55,168
                                                   -----------
                                                       156,269
                                                   -----------
INVESTMENT BANKING/BROKERAGE -- 1.1%
AG Edwards, Inc. ......................     2,694      126,241
Jefferies Group, Inc. .................     1,737       78,130
Raymond James Financial, Inc. .........     2,137       80,501
                                                   -----------
                                                       284,872
                                                   -----------
INVESTMENT MANAGEMENT -- 1.6%
Alliance Capital Management Holding
  LP...................................       910       51,406
Federated Investors, Inc. .............     3,381      125,232
Janus Capital Group, Inc. .............     8,002      149,077
Nuveen Investments, Inc. ..............     2,227       94,915
                                                   -----------
                                                       420,630
                                                   -----------

See accompanying notes to financial statements.

STREETTRACKS DJ WILSHIRE MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------     -----
LEISURE TIME (PRODUCTS) -- 1.0%
Brunswick Corp. .......................     3,414  $   138,813
Hasbro, Inc. ..........................     5,588      112,766
                                                   -----------
                                                       251,579
                                                   -----------
LODGING (HOTELS) -- 0.2%
Gaylord Entertainment Co. (a)..........     1,397       60,895
                                                   -----------
MACHINERY (DIVERSIFIED) -- 0.3%
IDEX Corp. ............................     1,737       71,408
                                                   -----------
MANUFACTURING (DIVERSIFIED) -- 2.7%
Carlisle Cos., Inc. ...................     1,097       75,857
Harsco Corp. ..........................     1,467       99,037
Herman Miller, Inc. ...................     2,514       70,870
Pentair, Inc. .........................     3,574      123,374
SPX Corp. .............................     2,684      122,847
Terex Corp. (a)........................     1,744      103,594
The Brink's Co. .......................     2,104      100,803
                                                   -----------
                                                       696,382
                                                   -----------
MANUFACTURING (SPECIALIZED) -- 0.8%
Pall Corp. ............................     4,391      117,942
Teleflex, Inc. ........................     1,280       83,175
                                                   -----------
                                                       201,117
                                                   -----------
METAL FABRICATORS -- 0.6%
Commercial Metals Co. .................     2,077       77,971
The Timken Co. ........................     2,924       93,626
                                                   -----------
                                                       171,597
                                                   -----------
NATURAL GAS (DISTRIBUTION/PIPE LINE) -- 3.3%
AGL Resources, Inc. ...................     2,574       89,601
Atmos Energy Corp. ....................     2,794       73,091
National Fuel Gas Co. .................     2,784       86,833
ONEOK, Inc. ...........................     3,194       85,056
Piedmont Natural Gas Co., Inc. ........     2,537       61,294
Plains All American Pipeline LP........     1,907       75,460
Southern Union Co. (a).................     3,691       87,218
TEPPCO Partners LP.....................     2,464       85,846
UGI Corp. .............................     3,654       75,273
Valero LP..............................     1,300       67,288
Vectren Corp. .........................     2,677       72,707
                                                   -----------
                                                       859,667
                                                   -----------
OIL & GAS (EXPLORATION/PRODUCTS) -- 0.7%
Forest Oil Corp. (a)...................     1,847       84,168
Vintage Petroleum, Inc. ...............     2,017      107,566
                                                   -----------
                                                       191,734
                                                   -----------
OIL & GAS (REFINING & MARKETING) -- 0.6%
Tesoro Petroleum Corp. ................     2,364      145,504
                                                   -----------
OIL FIELD SERVICES -- 0.3%
Tidewater, Inc. .......................     1,887       83,896
                                                   -----------
PAPER & RELATED PRODUCTS -- 2.0%
Louisiana-Pacific Corp. ...............     3,714      102,023
Rayonier, Inc. ........................     2,624      104,566
Smurfit-Stone Container Corp. (a)......     8,952      126,850
Temple-Inland, Inc. ...................     4,034      180,925
                                                   -----------
                                                       514,364
                                                   -----------

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------     -----
POWER PRODUCERS (INDEPENDENT) -- 0.9%
NRG Energy, Inc. (a)...................     2,871  $   135,282
Reliant Energy, Inc. (a)...............    10,519      108,556
                                                   -----------
                                                       243,838
                                                   -----------
PUBLISHING -- 0.3%
Meredith Corp. ........................     1,447       75,736
                                                   -----------
PUBLISHING (NEWSPAPERS) -- 1.5%
Knight Ridder, Inc. ...................     2,414      152,806
Lee Enterprises, Inc. .................     1,437       53,040
McClatchy Co. (Class A)................       710       41,961
The New York Times Co. (Class A).......     5,178      136,958
                                                   -----------
                                                       384,765
                                                   -----------
REAL ESTATE INVESTMENT TRUST -- 12.7%
AMB Property Corp. ....................     3,014      148,198
Apartment Investment & Management Co.
  (Class A)............................     3,334      126,259
Arden Realty, Inc. ....................     2,354      105,530
BRE Properties, Inc. (Class A).........     1,787       81,273
Camden Property Trust..................     1,824      105,646
CarrAmerica Realty Corp. ..............     2,044       70,784
CBL & Associates Properties, Inc. .....     2,117       83,643
Centerpoint Properties Corp. ..........     1,704       84,314
Crescent Real Estate Equities Co. .....     3,504       69,449
Duke Realty Corp. .....................     5,038      168,269
Essex Property Trust, Inc. ............       737       67,951
Federal Realty Investment Trust........     1,847      112,021
Health Care Property Investors Inc. ...     4,781      122,202
Health Care REIT, Inc. ................     2,017       68,376
Hospitality Properties Trust...........     2,347       94,115
HRPT Properties Trust..................     7,445       77,056
iStar Financial, Inc. .................     3,921      139,784
Liberty Property Trust.................     3,084      132,149
Macerich Co. ..........................     2,087      140,121
Mack-Cali Realty Corp. ................     2,167       93,614
Mills Corp. ...........................     1,894       79,434
New Century Financial Corp. ...........     1,967       70,950
New Plan Excel Realty Trust............     3,604       83,541
Pan Pacific Retail Properties, Inc. ...     1,437       96,121
Realty Income Corp. ...................     2,994       64,730
Reckson Associates Realty Corp. .......     2,844      102,327
Regency Centers Corp. .................     2,147      126,566
Shurgard Storage Centers, Inc. (Class
  A)...................................     1,617       91,700
SL Green Realty Corp. .................     1,437      109,772
Trizec Properties, Inc. ...............     3,261       74,742
United Dominion Realty Trust, Inc. ....     4,871      114,176
Ventas, Inc. ..........................     3,624      116,041
Weingarten Realty Investors............     2,904      109,800
                                                   -----------
                                                     3,330,654
                                                   -----------
REINSURANCE -- 1.1%
PartnerRe, Ltd. .......................     1,924      126,349
RenaissanceRe Holdings, Ltd. ..........     2,507      110,584
Transatlantic Holdings, Inc. ..........       927       62,294
                                                   -----------
                                                       299,227
                                                   -----------

See accompanying notes to financial statements.

STREETTRACKS DJ WILSHIRE MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------     -----
RETAIL (COMPUTERS & ELECTRONICS) -- 0.9%
Circuit City Stores, Inc. .............     6,445  $   145,593
RadioShack Corp. ......................     4,731       99,493
                                                   -----------
                                                       245,086
                                                   -----------
RETAIL (DEPARTMENT STORES) -- 0.5%
Dillards, Inc. (Class A)...............     2,414       59,915
Saks, Inc. (a).........................     4,431       74,707
                                                   -----------
                                                       134,622
                                                   -----------
RETAIL (SPECIALTY) -- 0.5%
Barnes & Noble, Inc. ..................     1,977       84,359
OfficeMax, Inc. .......................     2,284       57,922
                                                   -----------
                                                       142,281
                                                   -----------
RETAIL STORES (DRUG STORE) -- 0.2%
Rite Aid Corp. (a).....................    15,707       54,660
                                                   -----------
SAVINGS & LOAN COMPANIES -- 2.0%
Astoria Financial Corp. ...............     3,581      105,281
Capitol Federal Financial..............       750       24,705
Independence Community Bank Corp. .....     2,774      110,211
New York Community Bancorp, Inc. ......     8,492      140,288
People's Bank..........................     2,094       65,040
Washington Federal, Inc. ..............     3,054       70,211
                                                   -----------
                                                       515,736
                                                   -----------
SERVICES (ADVERTISING/MARKETING) -- 0.5%
The Interpublic Group of Cos., Inc.
  (a)..................................    14,887      143,660
                                                   -----------
SERVICES (COMMERCIAL & CONSUMER) -- 3.5%
ADESA, Inc. ...........................     3,234       78,974
Avnet, Inc. (a)........................     4,251      101,769
Deluxe Corp. ..........................     1,767       53,257
Equifax, Inc. .........................     4,751      180,633
Ingram Micro, Inc. (Class A) (a).......     4,921       98,076
Laidlaw International, Inc. ...........     3,661       85,045
Sabre Holdings Corp.(Class A)..........     4,641      111,895
Service Corp. International............    10,929       89,399
The Service Master Co. ................    10,299      123,073
                                                   -----------
                                                       922,121
                                                   -----------
STEEL -- 0.4%
Allegheny Technologies, Inc. ..........     2,837      102,359
                                                   -----------
TELEPHONE -- 1.6%
CenturyTel, Inc. ......................     4,371      144,942
Citizens Communications Co. ...........    11,826      144,632
Telephone & Data Systems, Inc. ........     3,614      130,213
                                                   -----------
                                                       419,787
                                                   -----------

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------     -----
TEXTILES (APPAREL) -- 0.9%
Jones Apparel Group, Inc. .............     4,301  $   132,127
Polo Ralph Lauren Corp. ...............     2,094      117,557
                                                   -----------
                                                       249,684
                                                   -----------
TOBACCO -- 0.5%
Loews Corp. (Carolina Group)...........     2,749      120,929
                                                   -----------
TRANSPORTATION -- 0.8%
Alexander & Baldwin, Inc. .............     1,537       83,367
Overseas Shipholding Group, Inc. ......     1,057       53,262
Teekay Shipping Corp. .................     1,707       68,109
                                                   -----------
                                                       204,738
                                                   -----------
TRUCKING -- 1.1%
CNF, Inc. .............................     1,864      104,179
Ryder Systems, Inc. ...................     2,257       92,582
YRC Worldwide, Inc (a).................     1,917       85,518
                                                   -----------
                                                       282,279
                                                   -----------
TRUCKS & PARTS -- 0.7%
Cummins, Inc. .........................     1,397      125,353
Navistar International Corp. (a).......     2,187       62,592
                                                   -----------
                                                       187,945
                                                   -----------
WASTE MANAGEMENT -- 0.6%
Republic Services, Inc. ...............     4,271      160,376
                                                   -----------
TOTAL COMMON STOCKS -- (Cost
  $25,636,295).........................             26,145,499
                                                   -----------
SHORT TERM INVESTMENTS -- 0.2%
MONEY MARKET FUND -- 0.2%
AIM Short Term Investment Class Prime
  Fund (Cost $50,431)..................    50,431       50,431
                                                   -----------
TOTAL INVESTMENTS -- 99.9%
  (Cost $25,686,726)...................             26,195,930
OTHER ASSETS AND LIABILITIES -- 0.1%                    38,000
                                                   -----------
NET ASSETS -- 100.0%...................            $26,233,930
                                                   ===========

(a) Non-income producing security

See accompanying notes to financial statements.

STREETTRACKS DJ WILSHIRE SMALL CAP ETF
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------     -----
COMMON STOCKS -- 99.7%
AEROSPACE/DEFENSE -- 0.8%
AAR Corp. (a)..........................       441  $    10,562
Armor Holdings, Inc. (a)...............       468       19,960
BE Aerospace, Inc. (a).................       825       18,150
Curtiss-Wright Corp. ..................       315       17,199
DRS Technologies, Inc. ................       360       18,511
Esterline Technologies Corp. (a).......       360       13,388
GenCorp, Inc. (a)......................       630       11,182
Heico Corp. ...........................       279        5,725
Innovative Solutions & Support, Inc.
  (a)..................................       198        2,530
K&F Industries Holdings, Inc. (a)......       261        4,009
Kaman Corp. (Class A)..................       327        6,439
Moog, Inc. (a).........................       504       14,304
MTC Technologies, Inc. (a).............       144        3,943
Orbital Sciences Corp. (a).............       801       10,285
Sequa Corp. (a)........................        81        5,593
Teledyne Technologies, Inc. (a)........       441       12,833
Triumph Group, Inc. (a)................       225        8,237
United Industrial Corp. ...............       153        6,330
                                                   -----------
                                                       189,180
                                                   -----------
AGRICULTURE -- 0.1%
Alico, Inc. ...........................        54        2,440
Delta and Pine Land Co. ...............       522       12,011
Tejon Ranch Co. (a)....................       126        5,030
                                                   -----------
                                                        19,481
                                                   -----------
AIR FREIGHT -- 0.0% (B)
ABX Air, Inc. (a)......................       843        6,601
                                                   -----------
AIRLINES -- 0.7%
AirTran Holdings, Inc. (a).............     1,233       19,765
Alaska Air Group, Inc. (a).............       369       13,181
AMR Corp. (a)..........................     2,439       54,219
Continental Airlines, Inc. (Class B)
  (a)..................................     1,221       26,007
ExpressJet Holdings, Inc. (a)..........       549        4,442
Frontier Airlines, Inc. (a)............       513        4,740
JetBlue Airways Corp. (a)..............     2,079       31,975
SkyWest, Inc. .........................       843       22,643
                                                   -----------
                                                       176,972
                                                   -----------
AUTO PARTS & EQUIPMENT -- 0.8%
Accuride Corp. (a).....................       306        3,947
American Axle &
  Manufacturing Holdings, Inc. ........       639       11,713
ArvinMeritor, Inc. ....................       999       14,376
Bandag, Inc. ..........................       171        7,296
Cooper Tire & Rubber Co. ..............       924       14,156
Dana Corp. ............................     2,166       15,552
Keystone Automotive Industries, Inc.
  (a)..................................       225        7,083
Modine Manufacturing Co. ..............       477       15,545
Superior Industries International,
  Inc. ................................       315        7,012
Tenneco Automotive, Inc. (a)...........       603       11,825
The Goodyear Tire & Rubber Co. (a).....     2,532       44,006
TRW Automotive Holdings Corp. (a)......       351        9,249
United Rentals, Inc. (a)...............       954       22,314
Visteon Corp. (a)......................     1,869       11,700
                                                   -----------
                                                       195,774
                                                   -----------

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------     -----
BANKS (REGIONAL) -- 6.3%
1st Source Corp. ......................       144  $     3,622
Alabama National Bancorporation........       216       13,988
AMCORE Financial, Inc. ................       333       10,126
Arrow Financial Corp. .................       153        4,001
Bancfirst Corp. .......................        54        4,266
BancorpSouth, Inc. ....................     1,041       22,975
Bank Mutual Corp. .....................       918        9,731
Bank of the Ozarks, Inc. ..............       153        5,646
Banner Corp. ..........................       153        4,774
BOK Financial Corp. ...................       414       18,808
Boston Private Financial Holdings,
  Inc. ................................       414       12,594
Capital City Bank Group, Inc. .........       189        6,481
Capitol Bancorp, Ltd. .................       207        7,750
Cascade Bancorp........................       243        5,591
Cathay General Bancorp.................       621       22,319
Centennial Bank Holdings, Inc. (a).....       747        9,240
Central Pacific Financial Corp. .......       432       15,517
Chemical Financial Corp. ..............       333       10,576
Chittenden Corp. ......................       666       18,521
Citizens Banking Corp. ................       531       14,735
City Bank..............................       126        4,482
City Holding Co. ......................       261        9,383
CoBiz, Inc. ...........................       207        3,774
Columbia Banking System, Inc. .........       225        6,424
Community Bank System, Inc. ...........       441        9,945
Community Banks, Inc. .................       333        9,324
Community Trust Bancorp, Inc. .........       189        5,812
Corus Bankshares, Inc. ................       222       12,492
Cullen/Frost Bankers, Inc. ............       747       40,099
CVB Financial Corp. ...................       693       14,075
East West Bancorp, Inc. ...............       726       26,492
EuroBancshares, Inc. (a)...............       186        2,636
F N B Corp. ...........................       747       12,968
First BanCorp- Puerto Rico.............     1,080       13,403
First Bancorp-North Carolina...........       204        4,113
First Busey Corp. .....................       231        4,826
First Charter Corp. ...................       432       10,221
First Citizens BancShares, Inc. .......        78       13,605
First Commonwealth Financial Corp. ....     1,005       12,995
First Community Bancorp, Inc. .........       189       10,276
First Financial Bancorp................       630       11,038
First Financial Bankshares, Inc. ......       258        9,045
First Financial Corp. .................       153        4,131
First Indiana Corp. ...................       153        5,260
First Merchants Corp. .................       270        7,020
First Midwest Bancorp, Inc. ...........       672       23,560
First Niagara Financial Group, Inc. ...     1,707       24,700
First Oak Brook Bancshares, Inc. ......        90        2,515
First Republic Bank....................       357       13,213
First State Bancorporation.............       222        5,326
FirstMerit Corp. ......................     1,131       29,304
Fremont General Corp. .................       963       22,370
Frontier Financial Corp. ..............       405       12,960
Glacier Bancorp, Inc. .................       450       13,522
Gold Banc Corp., Inc. .................       576       10,495
Great Southern Bancorp, Inc. ..........       141        3,893
Greater Bay Bancorp....................       738       18,908
Hancock Holding Co. ...................       420       15,880

See accompanying notes to financial statements.

STREETTRACKS DJ WILSHIRE SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------     -----
Hanmi Financial Corp. .................       708  $    12,645
Harleysville National Corp. ...........       396        7,564
Hudson United Bancorp..................       648       27,009
IBERIABANK Corp. ......................       126        6,427
Independent Bank
  Corp. -- Massachusetts...............       225        6,419
Independent Bank Corp. -- Michigan.....       306        8,332
Integra Bank Corp. ....................       252        5,378
Interchange Financial Services
  Corp. ...............................       279        4,813
International Bancshares Corp. ........       720       21,139
Investors Financial Services Corp. ....       960       35,357
Irwin Financial Corp. .................       252        5,398
Main Street Banks, Inc. ...............       234        6,372
MB Financial, Inc. ....................       396       14,018
Mid-State Bancshares...................       342        9,148
Midwest Banc Holdings, Inc. ...........       252        5,607
Nara Bancorp, Inc. ....................       315        5,601
National Penn Bancshares, Inc. ........       567       10,801
NBT Bancorp, Inc. .....................       468       10,104
NewAlliance Bancshares, Inc. ..........     1,647       23,947
Old National Bancorp...................       999       21,618
Old Second Bancorp, Inc. ..............       225        6,878
Omega Financial Corp. .................       162        4,515
Oriental Financial Group...............       306        3,782
Pacific Capital Bancorp................       621       22,095
Park National Corp. ...................       171       17,551
Placer Sierra Bancshares...............       108        2,993
PrivateBancorp, Inc. ..................       294       10,458
Prosperity Bancshares, Inc. ...........       396       11,381
Provident Bankshares Corp. ............       477       16,108
Provident Financial Services, Inc. ....       996       18,436
R-G Financial Corp. ...................       423        5,584
Republic Bancorp, Inc. -- Kentucky.....       141        3,024
Republic Bancorp, Inc. -- Michigan.....     1,116       13,280
S&T Bancorp, Inc. .....................       342       12,592
S.Y. Bancorp, Inc. ....................       180        4,504
Sandy Spring Bancorp, Inc. ............       207        7,220
Santander BanCorp......................        78        1,959
Seacoast Banking Corp. of Florida......       180        4,131
Signature Bank (a).....................       351        9,853
Simmons First National Corp. ..........       207        5,734
South Financial Group, Inc. ...........     1,023       28,173
Sterling Bancorp.......................       259        5,110
Sterling Bancshares, Inc. .............       648       10,005
Sterling Financial Corp. ..............       387        7,663
Suffolk Bancorp........................       153        5,167
Sun Bancorp, Inc. (a)..................       207        4,088
Susquehanna Bancshares, Inc. ..........       672       15,913
SVB Financial Group (a)................       513       24,029
Texas Capital Bancshares, Inc. (a).....       339        7,597
Texas Regional Bancshare, Inc. ........       654       18,508
Tompkins Trustco, Inc. ................       108        4,838
Trico Bancshares.......................       207        4,842
TrustCo Bank Corp. NY..................     1,071       13,302
Trustmark Corp. .......................       735       20,190
UCBH Holdings, Inc. ...................     1,320       23,602
UMB Financial Corp. ...................       216       13,805
Umpqua Holdings Corp. .................       630       17,974
United Bankshares, Inc. ...............       594       20,933
United Community Banks, Inc. ..........       483       12,877

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------     -----
Unizan Financial Corp. ................       315  $     8,366
USB Holding Co., Inc. .................       180        3,899
Virginia Commerce Bancorp (a)..........       159        4,625
W Holding Co., Inc. ...................     1,914       15,752
Washington Trust Bancorp, Inc. ........       177        4,634
WesBanco, Inc. ........................       297        9,032
West Coast Bancorp.....................       216        5,713
Westamerica Bancorporation.............       459       24,359
Western Alliance Bancorp (a)...........        54        1,613
Whitney Holding Corp. .................       909       25,052
Wilmington Trust Corp. ................       972       37,820
Wintrust Financial Corp. ..............       342       18,776
Yardville National Bancorp.............       144        4,990
Zions Bancorp..........................         1           87
                                                   -----------
                                                     1,534,855
                                                   -----------
BEVERAGES (ALCOHOLIC) -- 0.0% (B)
Boston Beer Co., Inc. (a)..............       126        3,150
                                                   -----------
BEVERAGES (NON-ALCOHOLIC) -- 0.4%
Aqua America, Inc. ....................     1,826       49,850
Coca-Cola Hellenic Bottling Co. SA.....        54        2,322
Farmer Brothers Co. ...................        90        1,741
Hansen Natural Corp. (a)...............       225       17,732
Peet's Coffee & Tea, Inc. (a)..........       198        6,009
PepsiAmericas, Inc. ...................       996       23,167
                                                   -----------
                                                       100,821
                                                   -----------
BIOTECHNOLOGY -- 2.2%
Abgenix, Inc. (a)......................     1,131       24,328
Affymetrix, Inc. (a)...................       873       41,686
Albany Molecular Research, Inc. (a)....       303        3,681
Alexion Pharmaceuticals, Inc. (a)......       441        8,930
Applera Corp. -- Celera Genomics Group
  (a)..................................     1,053       11,541
Ariad Pharmaceuticals, Inc. (a)........       873        5,107
Biosite, Inc. (a)......................       243       13,678
Cambrex Corp. .........................       360        6,757
Cell Genesys, Inc. (a).................       645        3,825
Coley Pharmaceutical Group, Inc. (a)...        90        1,364
CV Therapeutics, Inc. (a)..............       627       15,506
Digene Corp. (a).......................       255        7,438
Encysive Pharmaceuticals, Inc. (a).....       825        6,509
Enzo Biochem, Inc. (a).................       441        5,477
Enzon Pharmaceuticals, Inc. (a)........       630        4,662
Exelixis, Inc. (a).....................     1,197       11,276
Geron Corp. (a)........................       915        7,878
Haemonetics Corp. (a)..................       366       17,883
Human Genome Sciences, Inc. (a)........     1,878       16,076
ICOS Corp. (a).........................       837       23,126
Incyte, Inc. (a).......................     1,194        6,376
Integra LifeSciences Holdings Corp.
  (a)..................................       261        9,255
Keryx Biopharmaceuticals, Inc. (a).....       459        6,720
Lexicon Genetics, Inc. (a).............       612        2,234
Lifecell Corp. (a).....................       450        8,582
Martek Biosciences Corp. (a)...........       450       11,074
Maxygen, Inc. (a)......................       387        2,906
Momenta Pharmaceuticals, Inc. (a)......       243        5,356
Myogen, Inc. (a).......................       396       11,943
Myriad Genetics, Inc. (a)..............       507       10,546

See accompanying notes to financial statements.

STREETTRACKS DJ WILSHIRE SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------     -----
Nabi Biopharmaceuticals (a)............       843  $     2,849
Nektar Therapeutics (a)................     1,230       20,246
Neurocrine Biosciences, Inc. (a).......       528       33,121
Northfield Laboratories, Inc. (a)......       360        4,824
NPS Pharmaceuticals, Inc. (a)..........       657        7,779
Onyx Pharmaceuticals, Inc. (a).........       543       15,617
PDL Biopharma, Inc. (a)................     1,530       43,483
Regeneron Pharmaceuticals, Inc. (a)....       549        8,757
Serologicals Corp. (a).................       486        9,594
Techne Corp. (a).......................       528       29,647
Telik, Inc. (a)........................       747       12,692
Vertex Pharmaceuticals, Inc. (a).......     1,341       37,105
                                                   -----------
                                                       537,434
                                                   -----------
BROADCASTING (TV, RADIO & CABLE) -- 0.8%
Charter Communications, Inc. (a).......     5,220        6,368
Citadel Broadcasting Corp. ............       753       10,120
CKX, Inc. (a)..........................       648        8,424
Cox Radio, Inc. (Class A) (a)..........       555        7,814
Crown Media Holdings, Inc. (Class A)
  (a)..................................       135        1,238
Cumulus Media, Inc. (a)................       762        9,456
Emmis Communications Corp. (a).........       477        9,497
Entercom Communications Corp. (a)......       567       16,823
Entravision Communications Corp. (a)...       810        5,767
Fisher Communications, Inc. (a)........        81        3,356
Gemstar-TV Guide International, Inc.
  (a)..................................     3,594        9,380
Gray Television, Inc. .................       672        6,599
Hearst-Argyle Television, Inc. ........       387        9,230
Journal Communications, Inc. ..........       522        7,282
Liberty Corp. .........................       234       10,954
Lin TV Corp. (Class A) (a).............       387        4,311
Martha Stewart Living Omnimedia, Inc.
  (Class A) (a)........................       288        5,020
Media General, Inc. (Class A)..........       297       15,058
Mediacom Communications Corp. (a)......       888        4,875
Radio One, Inc. (Class A) (a)..........     1,269       13,033
Salem Communications Corp. (a).........       171        2,991
Sinclair Broadcast Group, Inc. ........       663        6,100
Spanish Broadcasting System, Inc.
  (a)..................................       573        2,928
Westwood One, Inc. ....................     1,080       17,604
World Wrestling Entertainment, Inc.
  (Class A)............................       261        3,832
WorldSpace, Inc. (Class A) (a).........       171        2,481
                                                   -----------
                                                       200,541
                                                   -----------
BUILDING MATERIALS -- 1.0%
Apogee Enterprises, Inc. ..............       369        5,985
Builders FirstSource, Inc. (a).........       180        3,847
Drew Industries, Inc. (a)..............       234        6,596
Eagle Materials, Inc. .................       261       31,936
ElkCorp................................       270        9,088
Florida Rock Industries, Inc. .........       735       36,059
Genlyte Group, Inc. (a)................       360       19,285
Insituform Technologies, Inc. (a)......       387        7,496
Interline Brands, Inc. (a).............       402        9,145
Lennox International, Inc. ............       783       22,081
NCI Building Systems, Inc. (a).........       297       12,617
Simpson Manufacturing Co., Inc. .......       531       19,302
Texas Industries, Inc. ................       324       16,148
Trex Co., Inc. (a).....................       153        4,292

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------     -----
Universal Forest Products, Inc. .......       261  $    14,420
USG Corp. (a)..........................       468       30,420
                                                   -----------
                                                       248,717
                                                   -----------
CELLULAR/WIRELESS TELECOMMUNICATIONS -- 0.8%
Alamosa Holdings, Inc. (a).............     2,154       40,086
Atheros Communications, Inc. (a).......       423        5,499
Centennial Communications Corp. (a)....       342        5,308
Dobson Communications Corp. (Class A)
  (a)..................................     1,734       13,005
InterDigital Communications Corp.
  (a)..................................       789       14,454
Leap Wireless International, Inc.
  (a)..................................       555       21,023
Novatel Wireless, Inc. (a).............       324        3,924
Powerwave Technologies, Inc. (a).......     1,503       18,893
Price Communications Corp. (a).........       612        9,100
SBA Communications Corp. (a)...........     1,140       20,406
Syniverse Holdings, Inc. (a)...........       405        8,464
Ubiquitel, Inc. (a)....................     1,077       10,652
USA Mobility, Inc. (a).................       357        9,896
Viasat, Inc. (a).......................       360        9,623
                                                   -----------
                                                       190,333
                                                   -----------
CHEMICALS (DIVERSIFIED) -- 0.5%
Airgas, Inc. ..........................       927       30,498
Celanese Corp. ........................       969       18,527
FMC Corp. (a)..........................       495       26,319
Georgia Gulf Corp. ....................       477       14,510
Olin Corp. ............................     1,008       19,838
Rockwood Holdings, Inc. (a)............       297        5,860
Westlake Chemical Corp. ...............       171        4,927
                                                   -----------
                                                       120,479
                                                   -----------
CHEMICALS (SPECIALTY) -- 1.5%
A. Schulman, Inc. .....................       441        9,490
Albemarle Corp. .......................       537       20,594
American Vanguard Corp. ...............       189        4,442
Arch Chemicals, Inc. ..................       339       10,136
Cabot Corp. ...........................       791       28,318
CF Industries Holdings, Inc. ..........       594        9,058
Cytec Industries, Inc. ................       540       25,720
Ferro Corp. ...........................       603       11,312
H.B. Fuller Co. .......................       414       13,277
Hercules, Inc. (a).....................     1,455       16,441
Kronos Worldwide, Inc. ................        45        1,305
MacDermid, Inc. .......................       369       10,295
Minerals Technologies, Inc. ...........       297       16,599
NewMarket Corp. (a)....................       216        5,283
NL Industries..........................       108        1,522
OM Group, Inc. (a).....................       411        7,710
PolyOne Corp. (a)......................     1,323        8,507
RPM, Inc. .............................     1,671       29,025
Sensient Technologies Corp. ...........       636       11,384
Spartech Corp. ........................       465       10,207
Symyx Technologies (a).................       465       12,690
Terra Industries, Inc. (a).............     1,341        7,510
Terra Nitrogen Co. LP..................       108        2,052
The Scotts Co. (Class A)...............       648       29,316
Tronox, Inc (a)........................       300        3,921
UAP Holding Corp. .....................       483        9,863
Valhi, Inc. ...........................       171        3,164

See accompanying notes to financial statements.

STREETTRACKS DJ WILSHIRE SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------     -----
Valspar Corp. .........................     1,365  $    33,675
WR Grace & Co. (a).....................       792        7,445
                                                   -----------
                                                       360,261
                                                   -----------
COAL -- 0.4%
Alliance Resource Partners LP..........       287       10,676
Alpha Natural Resources, Inc. (a)......       531       10,201
Foundation Coal Holdings, Inc. ........       486       18,468
International Coal Group, Inc (a)......     1,800       17,100
James River Coal Co. (a)...............       234        8,939
Natural Resource Partners LP...........       216       10,854
Penn Virginia Resource Partners LP.....       186       10,336
                                                   -----------
                                                        86,574
                                                   -----------
COMMUNICATIONS EQUIPMENT -- 1.9%
ADC Telecommunications, Inc. (a).......     1,671       37,330
Aeroflex, Inc. (a).....................     1,077       11,578
Andrew Corp. (a).......................     2,157       23,145
Anixter International, Inc. ...........       459       17,956
Arris Group, Inc. (a)..................     1,188       11,250
Avid Technology, Inc. (a)..............       600       32,856
CIENA Corp. (a)........................     8,220       24,413
CommScope, Inc. (a)....................       780       15,701
Comtech Telecommunications Corp. (a)...       315        9,620
Fairpoint Communications, Inc. ........       396        4,103
Harmonic, Inc. (a).....................     1,044        5,063
Hypercom Corp. (a).....................       711        4,543
I.C., Inc. ............................       972       28,907
Inter-Tel, Inc. .......................       288        5,636
JDS Uniphase Corp. (a).................    23,010       54,304
Loral Space & Communications, Ltd.
  (a)..................................       200        5,650
Netgear, Inc. (a)......................       459        8,836
Newport Corp. (a)......................       621        8,408
North Pittsburgh Systems, Inc. ........       198        3,736
PanAmSat Holding Corp. ................       738       18,081
Plantronics, Inc. .....................       693       19,612
Polycom, Inc. (a)......................     1,437       21,986
RF Micro Devices, Inc. (a).............     2,694       14,575
SafeNet, Inc. (a)......................       342       11,019
SonicWALL, Inc. (a)....................       780        6,178
Sonus Networks, Inc. (a)...............     3,558       13,236
Sycamore Networks, Inc. (a)............     2,667       11,522
Tekelec (a)............................       909       12,635
Utstarcom, Inc. (a)....................     1,437       11,582
West Corp. (a).........................       384       16,186
Zhone Technologies, Inc. (a)...........     1,689        3,581
                                                   -----------
                                                       473,228
                                                   -----------
COMPUTER SOFTWARE/SERVICES -- 5.6%
1-800-FLOWERS.COM, Inc. (Class A)
  (a)..................................       360        2,311
Advanced Digital Information Corp.
  (a)..................................       918        8,987
Advent Software, Inc. (a)..............       324        9,367
Agile Software Corp. (a)...............       708        4,234
Agilysys, Inc. ........................       441        8,035
Akamai Technologies, Inc. (a)..........     2,187       43,587
Altiris, Inc. (a)......................       288        4,864
American Reprographics Co. (a).........       276        7,013
Ansys, Inc. (a)........................       450       19,210
Anteon International Corp. (a).........       474       25,762

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------     -----
Ariba, Inc. (a)........................       954  $     7,012
Audible, Inc. (a)......................       243        3,120
Blackbaud, Inc. .......................       198        3,382
Blackboard, Inc. (a)...................       195        5,651
Blue Nile, Inc. (a)....................       290       11,690
Borland Software Corp. (a).............     1,161        7,581
CMGI, Inc. (a).........................     6,561        9,973
CNET Networks, Inc. (a)................     1,923       28,249
Compuware Corp. (a)....................     4,986       44,724
Concur Technologies, Inc. (a)..........       447        5,762
Covad Communications Group, Inc. (a)...     3,810        3,734
Covansys Corp. (a).....................       261        3,552
Digital Insight Corp. (a)..............       477       15,274
Digitas, Inc. (a)......................     1,251       15,663
Dot Hill Systems Corp. (a).............       627        4,345
EarthLink, Inc. (a)....................     1,860       20,665
Eclipsys Corp. (a).....................       558       10,563
Emdeon Corp. (a).......................     3,245       27,453
Epicor Software Corp. (a)..............       567        8,012
Equinix, Inc. (a)......................       288       11,739
eResearch Technology, Inc. (a).........       567        8,562
F5 Networks, Inc. (a)..................       540       30,883
Factset Research Systems, Inc. ........       531       21,856
FTD Group, Inc. (a)....................       189        1,964
Hutchinson Technology, Inc. (a)........       378       10,754
Hyperion Solutions Corp. (a)...........       846       30,304
i2 Technologies, Inc. (a)..............       171        2,413
IDX Systems Corp. (a)..................       306       13,440
IHS, Inc. (a)..........................       100        2,052
Imation Corp. .........................       486       22,390
Informatica Corp. (a)..................     1,248       14,976
Infospace, Inc. (a)....................       414       10,689
InPhonic, Inc. (a).....................       279        2,424
Internet Security Systems, Inc. (a)....       540       11,313
InterVoice, Inc. (a)...................       549        4,370
Interwoven, Inc. (a)...................       531        4,498
Ipass Inc. (a).........................       690        4,526
iVillage, Inc. (a).....................       792        6,352
JDA Software Group, Inc. (a)...........       420        7,144
Jupitermedia Corp. (a).................       312        4,611
Kanbay International, Inc. (a).........       330        5,244
Komag, Inc. (a)........................       315       10,918
Lawson Software, Inc. (a)..............       855        6,284
Lexar Media, Inc. (a)..................     1,086        8,916
Lionbridge Technologies, Inc. (a)......       612        4,296
Macrovision Corp. (a)..................       711       11,895
Magma Design Automation, Inc. (a)......       411        3,456
Manhattan Associates, Inc. (a).........       429        8,786
Mantech International Corp. (a)........       216        6,018
Maxtor Corp. (a).......................     3,567       24,755
Micromuse, Inc. (a)....................     1,143       11,304
MicroStrategy Inc. (a).................       153       12,659
NetIQ Corp. (a)........................       792        9,734
Netratings, Inc. (a)...................       153        1,886
NIC, Inc. (a)..........................       450        2,772
Nuance Communications, Inc. (a)........     1,491       11,376
Nutri/System, Inc. (a).................       378       13,616
Open Solutions, Inc. (a)...............       261        5,982
Openwave Systems, Inc. (a).............     1,296       22,641

See accompanying notes to financial statements.

STREETTRACKS DJ WILSHIRE SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------     -----
Opsware, Inc. (a)......................     1,143  $     7,761
Overstock.com, Inc. (a)................       180        5,067
Packeteer, Inc. (a)....................       477        3,706
Parametric Technology Corp. (a)........     3,873       23,625
PDF Solutions, Inc. (a)................       252        4,095
Per-Se Technologies, Inc. (a)..........       432       10,092
Perot Systems Corp. (Class A) (a)......     1,152       16,289
Priceline.com, Inc. (a)................       348        7,767
Progress Software Corp. (a)............       558       15,836
ProQuest Co. (a).......................       324        9,043
Quality Systems, Inc. (a)..............       108        8,290
Quantum Corp. (a)......................     2,607        7,951
Quest Software, Inc. (a)...............       744       10,855
RealNetworks, Inc. (a).................     1,626       12,618
Red Hat, Inc. (a)......................     2,408       65,594
Redback Networks, Inc. (a).............       756       10,629
RSA Security, Inc. (a).................     1,026       11,522
S1 Corp. (a)...........................       960        4,176
Salesforce.com, Inc. (a)...............     1,131       36,249
Sapient Corp. (a)......................     1,158        6,589
SERENA Software, Inc. (a)..............       393        9,212
SRA International, Inc. (a)............       510       15,575
SSA Global Technologies, Inc. (a)......       126        2,292
Stamps.com, Inc. (a)...................       267        6,130
Sybase, Inc. (a).......................     1,293       28,265
Syntel, Inc. ..........................       177        3,687
Take-Two Interactive Software, Inc.
  (a)..................................     1,014       17,948
Talx Corp. ............................       279       12,753
The Reynolds & Reynolds Co. ...........       933       26,189
The TriZetto Group, Inc. (a)...........       612       10,398
THQ, Inc. (a)..........................       897       21,393
TIBCO Software, Inc. (a)...............     2,865       21,402
Transaction Systems Architects, Inc.
  (a)..................................       549       15,806
Travelzoo, Inc. (a)....................        36          792
Trident Microsystems, Inc. (a).........       684       12,312
Tyler Technologies, Inc. (a)...........       519        4,557
Ulticom, Inc. (a)......................       180        1,766
United Online, Inc. ...................       906       12,883
Valueclick, Inc. (a)...................     1,287       23,308
VeriFone Holdings, Inc. (a)............       414       10,474
Verint Systems, Inc. (a)...............       180        6,205
Vignette Corp. (a).....................       423        6,899
WebEx Communications, Inc. (a).........       459        9,928
Wind River Systems, Inc. (a)...........     1,122       16,572
Witness Systems, Inc. (a)..............       387        7,612
                                                   -----------
                                                     1,361,685
                                                   -----------
COMPUTERS (HARDWARE) -- 0.6%
Brocade Communications Systems, Inc.
  (a)..................................     3,783       15,397
Echelon Corp. (a)......................       474        3,711
Gateway, Inc. (a)......................     3,342        8,389
Intergraph Corp. (a)...................       405       20,173
Jack Henry & Associates, Inc. .........     1,104       21,064
Kronos, Inc. (a).......................       447       18,712
McDATA Corp. (Class A) (a).............     2,238        8,504
Mercury Computer System, Inc. (a)......       306        6,313
MTS Systems Corp. .....................       288        9,976

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------     -----
Palm, Inc. (a).........................       603  $    19,175
Stratasys, Inc. (a)....................       153        3,827
                                                   -----------
                                                       135,241
                                                   -----------
COMPUTERS (NETWORKING) -- 0.2%
3Com Corp. (a).........................     5,679       20,444
Extreme Networks, Inc. (a).............     1,557        7,396
Foundry Networks, Inc. (a).............     1,716       23,698
                                                   -----------
                                                        51,538
                                                   -----------
COMPUTERS (PERIPHERALS) -- 0.5%
Electronics for Imaging, Inc. (a)......       774       20,596
MICROS Systems, Inc. (a)...............       549       26,528
Synaptics, Inc. (a)....................       378        9,344
Western Digital Corp. (a)..............     2,964       55,160
                                                   -----------
                                                       111,628
                                                   -----------
CONSUMER (JEWELRY/NOVELTIES) -- 0.1%
Blyth, Inc. ...........................       432        9,050
Fossil, Inc. (a).......................       558       12,003
                                                   -----------
                                                        21,053
                                                   -----------
CONSUMER FINANCE -- 0.2%
CompuCredit Corp. (a)..................       501       19,279
Westcorp...............................       348       23,180
WFS Financial, Inc. (a)................        96        7,310
                                                   -----------
                                                        49,769
                                                   -----------
CONTAINERS (METALS & GLASS) -- 0.1%
Greif, Inc. (Class A)..................       216       14,316
Silgan Holdings, Inc. .................       324       11,703
                                                   -----------
                                                        26,019
                                                   -----------
CONTAINERS/PACKAGING (PAPER & PLASTIC) -- 0.1%
Chesapeake Corp. ......................       279        4,737
Graphic Packaging Corp. (a)............     1,446        3,297
Packaging Corp. of America.............       897       20,586
                                                   -----------
                                                        28,620
                                                   -----------
DISTRIBUTION/WHOLESALE -- 0.7%
Aviall, Inc. (a).......................       414       11,923
Beacon Roofing Supply, Inc. (a)........       252        7,240
BlueLinx Holdings, Inc. ...............       171        1,924
Brightpoint, Inc. (a)..................       369       10,232
Building Material Holding Corp. .......       198       13,506
Central European Distribution Corp.
  (a)..................................       171        6,864
Handleman Co. .........................       315        3,912
Hughes Supply, Inc. ...................       954       34,201
LKQ Corp. (a)..........................       279        9,659
Owens & Minor, Inc. ...................       567       15,610
Scansource, Inc. (a)...................       180        9,842
Watsco, Inc. ..........................       306       18,302
Wesco International, Inc. (a)..........       681       29,099
                                                   -----------
                                                       172,314
                                                   -----------
DISTRIBUTORS (FOOD & HEALTH) -- 0.2%
Chiquita Brands International, Inc. ...       558       11,165
Performance Food Group Co. (a).........       540       15,320
United Natural Foods, Inc. (a).........       474       12,514
                                                   -----------
                                                        38,999
                                                   -----------

See accompanying notes to financial statements.

STREETTRACKS DJ WILSHIRE SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------     -----
ELECTRIC UTILITIES -- 1.9%
ALLETE, Inc. ..........................       378  $    16,632
Avista Corp. ..........................       699       12,379
Black Hills Corp. .....................       468       16,197
CH Energy Group, Inc. .................       225       10,328
Cleco Corp. ...........................       711       14,824
CMS Energy Corp. (a)...................     3,162       45,881
Duquesne Light Holdings, Inc. .........     1,104       18,017
El Paso Electric Co. (a)...............       684       14,391
Empire District Electric Co. ..........       369        7,502
Great Plains Energy, Inc. .............     1,077       30,113
Hawaiian Electric Industries, Inc. ....     1,161       30,070
IDACORP, Inc. .........................       603       17,668
ITC Holdings Corp. ....................       180        5,056
MGE Energy, Inc. ......................       294        9,970
NorthWestern Corp. ....................       387       12,024
OGE Energy Corp. ......................     1,302       34,881
Otter Tail Corp. ......................       369       10,694
Pike Electric Corp. (a)................       198        3,212
PNM Resources, Inc. ...................       846       20,719
Puget Energy, Inc. ....................     1,662       33,938
Sierra Pacific Resources (a)...........     1,698       22,142
UIL Holdings Corp. ....................       189        8,692
Unisource Energy Corp. ................       465       14,508
Westar Energy, Inc. ...................     1,233       26,509
WPS Resources Corp. ...................       582       32,190
                                                   -----------
                                                       468,537
                                                   -----------
ELECTRICAL EQUIPMENT -- 0.8%
Advanced Energy Industries, Inc. (a)...       459        5,430
American Superconductor Corp. (a)......       468        3,683
Artesyn Technologies, Inc. (a).........       540        5,562
Avocent Corp. (a)......................       711       19,332
Black Box Corp. .......................       252       11,940
C-COR.net Corp. (a)....................       690        3,353
Cohu, Inc. ............................       288        6,587
Dolby Laboratories, Inc. (a)...........       468        7,979
EMCOR Group, Inc. (a)..................       216       14,586
Encore Wire Corp. (a)..................       243        5,531
Energy Conversion Devices, Inc. (a)....       468       19,071
Greatbatch, Inc. (a)...................       306        7,959
Intermagnetics General Corp. (a).......       405       12,919
Lincoln Electric Holdings, Inc. .......       522       20,703
Littelfuse, Inc. (a)...................       324        8,829
Medis Technologies, Ltd. (a)...........       204        3,001
Thomas & Betts Corp. (a)...............       852       35,750
Vicor Corp. ...........................       270        4,269
                                                   -----------
                                                       196,484
                                                   -----------
ELECTRONICS (COMPONENT DISTRIBUTION) -- 0.9%
AVX Corp. .............................       747       10,817
Bel Fuse, Inc. (Class B)...............       162        5,152
Benchmark Electronics, Inc. (a)........       558       18,765
Coherent, Inc. (a).....................       438       13,000
Cubic Corp. ...........................       234        4,671
Daktronics, Inc. ......................       234        6,919
EnerSys (a)............................       294        3,834
Excel Technology, Inc. (a).............       171        4,066
GrafTech International, Ltd. (a).......     1,410        8,770
II-VI, Inc. (a)........................       357        6,380

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------     -----
KEMET Corp. (a)........................     1,248  $     8,823
Methode Electronics, Inc. (Class A)....       513        5,115
Plexus Corp. (a).......................       621       14,122
Power-One, Inc. (a)....................     1,053        6,339
Rofin-Sinar Technologies, Inc. (a).....       216        9,389
Rogers Corp. (a).......................       243        9,521
Tech Data Corp. (a)....................       837       33,212
Technitrol, Inc. ......................       531        9,080
Varian, Inc. (a).......................       459       18,264
Vishay Intertechnology, Inc. (a).......     2,436       33,519
                                                   -----------
                                                       229,758
                                                   -----------
ELECTRONICS (DEFENSE) -- 0.2%
American Science & Engineering, Inc.
  (a)..................................       117        7,297
EDO Corp. .............................       225        6,089
Engineered Support Systems, Inc. ......       600       24,984
Taser International, Inc. (a)..........       888        6,198
                                                   -----------
                                                        44,568
                                                   -----------
ELECTRONICS (INSTRUMENT) -- 1.2%
Analogic Corp. ........................       162        7,752
Belden CDT, Inc. ......................       675       16,490
Brady Corp. ...........................       612       22,142
Checkpoint Systems, Inc. (a)...........       540       13,311
Cogent, Inc. (a).......................       558       12,656
FARO Technologies, Inc. (a)............       171        3,420
FEI Co. (a)............................       360        6,901
FLIR Systems, Inc. (a).................       987       22,040
Identix, Inc. (a)......................     1,275        6,388
Itron, Inc. (a)........................       333       13,333
Measurement Specialties, Inc. (a)......       180        4,383
Mentor Graphics Corp. (a)..............     1,095       11,322
Metrologic Instruments, Inc. (a).......       153        2,947
Molecular Devices Corp. (a)............       252        7,290
National Instruments Corp. ............       762       24,422
Park Electrochemical Corp. ............       261        6,781
Paxar Corp. (a)........................       522       10,247
Sonic Solutions, Inc. (a)..............       339        5,122
Tektronix, Inc. .......................     1,221       34,445
Tivo, Inc. (a).........................     1,068        5,468
Trimble Navigation, Ltd. (a)...........       774       27,469
TTM Technologies, Inc. (a).............       540        5,076
Watts Water Technologies, Inc. ........       360       10,905
Woodward Governor Co. .................       135       11,611
                                                   -----------
                                                       291,921
                                                   -----------
ELECTRONICS (SEMICONDUCTORS) -- 2.7%
Actel Corp. (a)........................       369        4,697
Adaptec, Inc. (a)......................     1,590        9,254
Advanced Analogic Technologies, Inc.
  (a)..................................       153        2,119
Agere Systems, Inc. (a)................     2,607       33,630
Amkor Technology, Inc. (a).............     1,320        7,392
Applied Micro Circuits Corp. (a).......     4,485       11,526
Conexant Systems, Inc. (a).............     6,687       15,113
Cree, Inc. (a).........................     1,059       26,729
Cypress Semiconductor Corp. (a)........     1,932       27,531
Diodes, Inc. (a).......................       260        8,058
DSP Group, Inc. (a)....................       414       10,375
Electro Scientific Industries, Inc.
  (a)..................................       405        9,781
Emulex Corp. (a).......................     1,194       23,629

See accompanying notes to financial statements.

STREETTRACKS DJ WILSHIRE SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------     -----
Fairchild Semiconductor International
  Inc. (a).............................     1,725  $    29,170
Integrated Device Technology, Inc.
  (a)..................................     2,895       38,156
Intersil Corp. (Class A)...............     2,175       54,114
Kopin Corp. (a)........................     1,014        5,425
Lattice Semiconductor Corp. (a)........     1,539        6,649
LSI Logic Corp. (a)....................     5,598       44,784
MEMC Electronic Materials, Inc. (a)....     2,166       48,020
Microsemi Corp. (a)....................       846       23,400
OmniVision Technologies, Inc. (a)......       816       16,287
ON Semiconductor Corp. (a).............     1,473        8,146
Pixelworks, Inc. (a)...................       666        3,383
PMC-Sierra, Inc. (a)...................     2,631       20,285
PortalPlayer, Inc. (a).................       180        5,098
Power Integrations, Inc. (a)...........       423       10,072
Rambus, Inc. (a).......................     1,386       22,439
Semtech Corp. (a)......................     1,071       19,557
Silicon Image, Inc. (a)................     1,086        9,828
Silicon Laboratories, Inc. (a).........       585       21,446
Silicon Storage Technology, Inc. (a)...     1,284        6,484
Sirf Technology Holdings, Inc. (a).....       513       15,287
Skyworks Solutions, Inc. (a)...........     2,247       11,437
TriQuint Semiconductor, Inc. (a).......     1,986        8,838
Ultratech, Inc. (a)....................       315        5,172
Varian Semiconductor Equipment
  Associates, Inc. (a).................       522       22,932
Zoran Corp. (a)........................       621       10,066
                                                   -----------
                                                       656,309
                                                   -----------
ENERGY-ALTERNATE SOURCES -- 0.3%
Covanta Holding Corp. (a)..............     1,563       23,539
Evergreen Solar, Inc. (a)..............       720        7,668
FuelCell Energy, Inc. (a)..............       636        5,387
KFX, Inc. (a)..........................       897       15,348
Plug Power, Inc. (a)...................       933        4,786
Sunpower Corp. (a).....................       100        3,399
Syntroleum Corp. (a)...................       603        5,445
                                                   -----------
                                                        65,572
                                                   -----------
ENGINEERING & CONSTRUCTION -- 0.5%
Dycom Industries, Inc. (a).............       567       12,474
Foster Wheeler, Ltd. (a)...............       645       23,723
Granite Construction, Inc. ............       468       16,806
Infrasource Services, Inc. (a).........       198        2,590
McDermott International, Inc. (a)......       852       38,008
Perini Corp. (a).......................       198        4,781
URS Corp. (a)..........................       618       23,243
                                                   -----------
                                                       121,625
                                                   -----------
ENTERTAINMENT -- 0.4%
Carmike Cinemas, Inc. .................       162        4,108
DreamWorks Animation SKG, Inc. (Class
  A) (a)...............................       639       15,694
Great Wolf Resorts, Inc. (a)...........       387        3,990
Midway Games, Inc. (a).................       151        2,864
Regal Entertainment Group..............       663       12,610
Shuffle Master, Inc. (a)...............       504       12,671
Speedway Motorsports, Inc. ............       198        6,865
Vail Resorts, Inc. (a).................       405       13,377
Warner Music Group Corp. ..............       700       13,489
                                                   -----------
                                                        85,668
                                                   -----------

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------     -----
ENVIRONMENTAL CONTROL -- 0.7%
Aleris International, Inc. (a).........       441  $    14,218
Allied Waste Industries, Inc. (a)......     3,072       26,849
Metal Management, Inc. ................       400        9,304
Mine Safety Appliances Co. ............       402       14,556
Nalco Holding Co. (a)..................     1,215       21,518
Stericycle, Inc. (a)...................       654       38,508
Tetra Tech, Inc. (a)...................       810       12,693
Tetra Technologies, Inc. (a)...........       495       15,107
Waste Connections, Inc. (a)............       693       23,881
                                                   -----------
                                                       176,634
                                                   -----------
EQUIPMENT (SEMICONDUCTORS) -- 0.8%
Atmel Corp. (a)........................     6,372       19,690
ATMI, Inc. (a).........................       537       15,020
Axcelis Technologies, Inc. (a).........     1,446        6,897
Brooks Automation, Inc. (a)............     1,059       13,269
Cabot Microelectronics Corp. (a).......       360       10,559
Cirrus Logic, Inc. (a).................     1,104        7,375
Credence Systems Corp. (a).............     1,170        8,143
Cymer, Inc. (a)........................       531       18,856
Entegris, Inc. (a).....................     1,716       16,165
Formfactor, Inc. (a)...................       429       10,480
Genesis Microchip, Inc. (a)............       477        8,629
Hittite Microwave Corp. (a)............        72        1,666
Kulicke & Soffa Industries, Inc. (a)...       738        6,524
Mattson Technology, Inc. (a)...........       585        5,885
Micrel, Inc. (a).......................       960       11,136
MKS Instruments, Inc. (a)..............       513        9,178
Photronics, Inc. (a)...................       546        8,223
Sigmatel, Inc. (a).....................       384        5,030
Standard Microsystems Corp. (a)........       297        8,521
Vitesse Semiconductor Corp. (a)........     3,171        6,088
                                                   -----------
                                                       197,334
                                                   -----------
FINANCIAL (DIVERSIFIED) -- 1.2%
Accredited Home Lenders Holding Co.
  (a)..................................       225       11,156
Advanta Corp. (Class B)................       300        9,732
Asset Acceptance Capital Corp. (a).....       216        4,851
CharterMac.............................       738       15,631
Collegiate Funding Services LLC (a)....       180        3,555
Commercial Capital Bancorp, Inc. ......       711       12,172
Doral Financial Corp. .................     1,347       14,278
Encore Capital Group, Inc. (a).........       225        3,904
eSpeed, Inc. (a).......................       423        3,261
Financial Federal Corp. ...............       252       11,201
First Marblehead Corp. ................       468       15,378
GAMCO Investors, Inc. .................        99        4,309
GFI Group, Inc. (a)....................        99        4,696
IndyMac Bancorp, Inc. .................       900       35,118
IntercontinentalExchange, Inc. (a).....       300       10,905
International Securities Exchange, Inc.
  (a)..................................       540       14,861
Knight Capital Group, Inc. (a).........     1,554       15,369
Nasdaq Stock Market, Inc. (a)..........       855       30,079
Nelnet, Inc. (a).......................       306       12,448
Ocwen Financial Corp. (a)..............       531        4,620
Piper Jaffray Cos., Inc. (a)...........       297       11,999

See accompanying notes to financial statements.

STREETTRACKS DJ WILSHIRE SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------     -----
Portfolio Recovery Associates, Inc.
  (a)..................................       225  $    10,449
Walter Industries, Inc. ...............       558       27,744
                                                   -----------
                                                       287,716
                                                   -----------
FOOD PRODUCTS -- 0.9%
Corn Products International, Inc. .....     1,068       25,514
Del Monte Foods Co. (a)................     2,877       30,007
Flowers Foods, Inc. ...................       810       22,324
Fresh Del Monte Produce, Inc. .........       360        8,197
Gold Kist, Inc. (a)....................       729       10,899
Great Atlantic & Pacific Tea Co. (a)...       234        7,437
Hain Celestial Group, Inc. (a).........       432        9,141
J&J Snack Foods Corp. .................        99        5,882
Lancaster Colony Corp. ................       405       15,005
Lance, Inc. ...........................       423        7,880
Nash Finch Co. ........................       180        4,586
Pilgrim's Pride Corp. .................       594       19,697
Premium Standard Farms, Inc. ..........       144        2,154
Ralcorp Holdings, Inc. (a).............       423       16,882
Sanderson Farms, Inc. .................       288        8,793
Seaboard Corp. ........................         9       13,599
Tootsie Roll Industries, Inc. .........       357       10,328
TreeHouse Foods, Inc. (a)..............       432        8,087
                                                   -----------
                                                       226,412
                                                   -----------
FOOTWEAR -- 0.6%
Deckers Outdoor Corp. (a)..............       153        4,226
K-Swiss, Inc. (Class A)................       270        8,759
Kenneth Cole Productions, Inc. (Class
  A)...................................       135        3,442
Payless ShoeSource, Inc. (a)...........       981       24,623
Reebok International, Ltd. ............       711       41,402
Skechers U.S.A., Inc. (a)..............       324        4,964
Stride Rite Corp. .....................       522        7,078
The Timberland Co. (Class A) (a).......       810       26,365
Wolverine World Wide, Inc. ............       828       18,597
                                                   -----------
                                                       139,456
                                                   -----------
GAMING & LOTTERY -- 0.4%
Alliance Gaming Corp. (a)..............       675        8,789
Churchill Downs, Inc. .................       126        4,628
Isle of Capri Casinos, Inc. (a)........       315        7,673
Kerzner International, Ltd. (a)........       423       29,081
Multimedia Games, Inc. (a).............       405        3,746
Pinnacle Entertainment, Inc. (a).......       576       14,233
Scientific Games Corp. (ClassA) (a)....       942       25,698
                                                   -----------
                                                        93,848
                                                   -----------
GAS & PIPELINE UTILITIES -- 0.3%
Aquila, Inc. (a).......................     5,505       19,818
DCP Midstream Partners LP (a)..........       200        4,896
Magellan Midstream Partners LP.........       879       28,330
Markwest Energy Partners LP............       108        5,016
TC Pipelines LP........................       234        7,605
                                                   -----------
                                                        65,665
                                                   -----------

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------     -----
GOLD/PRECIOUS METALS MINING -- 0.4%
Glamis Gold, Ltd. (a)..................     1,893  $    52,020
Meridian Gold, Inc. (a)................     1,431       31,296
Royal Gold, Inc. ......................       306       10,627
Stillwater Mining Co. (a)..............       630        7,289
                                                   -----------
                                                       101,232
                                                   -----------
HAND/MACHINE TOOLS -- 0.2%
CLARCOR, Inc. .........................       744       22,104
Snap-on, Inc. .........................       756       28,396
                                                   -----------
                                                        50,500
                                                   -----------
HEALTH CARE (DRUGS/PHARMACEUTICALS) -- 1.2%
Adams Respiratory Therapeutics, Inc.
  (a)..................................       135        5,489
Adolor Corp. (a).......................       531        7,753
Alpharma, Inc. (Class A)...............       585       16,678
American Pharmaceutical Partners, Inc.
  (a)..................................       382       14,818
Cubist Pharmaceuticals, Inc. (a).......       771       16,384
First Horizon Pharmaceutical Corp.
  (a)..................................       387        6,676
Herbalife, Ltd. (a)....................       396       12,878
Idenix Pharmaceuticals, Inc. (a).......       288        4,928
Kos Pharmaceuticals, Inc. (a)..........       307       15,881
KV Pharmaceutical Co. (Class A) (a)....       603       12,422
Mannatech, Inc. .......................       216        2,983
Medarex, Inc. (a)......................     1,599       22,146
Medicis Pharmaceutical Corp. (Class
  A)...................................       810       25,960
New River Pharmaceuticals, Inc. (a)....        90        4,669
OSI Pharmaceuticals, Inc. (a)..........       727       20,385
Par Pharmaceutical Cos., Inc. (a)......       492       15,419
Pharmion Corp. (a).....................       279        4,958
Rigel Pharmaceuticals, Inc. (a)........       342        2,859
Salix Pharmaceuticals, Ltd. (a)........       639       11,234
Star Scientific, Inc. (a)..............       666        1,565
United Therapeutics Corp. (a)..........       324       22,395
USANA Health Sciences, Inc. (a)........       153        5,869
Valeant Pharmaceuticals
  International........................     1,320       23,866
Zymogenetics, Inc. (a).................       459        7,807
                                                   -----------
                                                       286,022
                                                   -----------
HEALTH CARE (MEDICAL PRODUCTS/SUPPLIES) -- 3.9%
Advanced Medical Optics, Inc. (a)......       936       39,125
Align Technology, Inc. (a).............       459        2,970
Alkermes, Inc. (a).....................     1,293       24,722
American Medical Systems Holdings, Inc.
  (a)..................................       924       16,475
Amylin Pharmaceuticals, Inc. (a).......     1,446       57,724
Animas Corp. (a).......................       198        4,782
Arrow International, Inc. .............       315        9,132
Arthrocare Corp. (a)...................       351       14,791
Aspect Medical Systems, Inc. (a).......       216        7,420
Bio-Rad Laboratories, Inc. (Class A)
  (a)..................................       327       21,399
Cepheid, Inc. (a)......................       612        5,373
CONMED Corp. (a).......................       432       10,221
Cyberonics, Inc. (a)...................       306        9,884
Datascope Corp. .......................       180        5,949
Diagnostic Products Corp. .............       330       16,021
DJ Orthopedics, Inc. (a)...............       261        7,198
Edwards Lifesciences Corp. (a).........       861       35,826
ev3, Inc. (a)..........................       171        2,520
Foxhollow Technologies, Inc. (a).......       186        5,541
Gen-Probe, Inc. (a)....................       717       34,982

See accompanying notes to financial statements.

STREETTRACKS DJ WILSHIRE SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------     -----
HealthTronics, Inc. (a)................       477  $     3,649
Hologic, Inc. (a)......................       630       23,890
ICU Medical, Inc. (a)..................       180        7,058
IDEXX Laboratories, Inc. (a)...........       486       34,982
Immucor, Inc. (a)......................       648       15,137
INAMED Corp. (a).......................       513       44,980
Intuitive Surgical, Inc. (a)...........       486       56,993
Invacare Corp. ........................       459       14,454
Inverness Medical Innovations, Inc.
  (a)..................................       297        7,042
Kensey Nash Corp. (a)..................       162        3,569
Kyphon, Inc. (a).......................       522       21,313
Laserscope (a).........................       270        6,064
LCA-Vision, Inc. ......................       243       11,545
Lifeline Systems, Inc. (a).............       180        6,581
Mentor Corp. ..........................       537       24,745
Merit Medical Systems, Inc. (a)........       378        4,589
MGI Pharma, Inc. (a)...................     1,023       17,555
Noven Pharmaceuticals, Inc. (a)........       339        5,129
OraSure Technologies, Inc. (a).........       600        5,292
Palomar Medical Technologies, Inc.
  (a)..................................       225        7,884
PolyMedica Corp. ......................       351       11,748
PSS World Medical, Inc. (a)............       936       13,890
ResMed, Inc. (a).......................       978       37,467
Respironics, Inc. (a)..................     1,034       38,330
Rotech Healthcare, Inc. (a)............       100        1,676
Sierra Health Services, Inc. (a).......       375       29,985
SonoSite, Inc. (a).....................       180        6,302
STERIS Corp. ..........................       990       24,770
SurModics, Inc. (a)....................       216        7,990
Sybron Dental Specialties, Inc. (a)....       564       22,453
Symmetry Medical, Inc. (a).............       333        6,457
The Medicines Co. (a)..................       648       11,308
Thoratec Corp. (a).....................       609       12,600
TriPath Imaging, Inc. (a)..............       396        2,392
Ventana Medical Systems, Inc. (a)......       465       19,693
Viasys Healthcare, Inc. (a)............       387        9,946
Vital Signs, Inc. .....................        90        3,854
WellCare Health Plans, Inc. (a)........       423       17,280
West Pharmaceutical Services, Inc. ....       405       10,137
Wright Medical Group, Inc. (a).........       378        7,711
                                                   -----------
                                                       950,495
                                                   -----------
HEALTH CARE (SPECIAL SERVICES) -- 2.2%
Alliance Imaging, Inc. (a).............       189        1,125
Allscripts Healthcare Solutions, Inc.
  (a)..................................       414        5,548
Amedisys, Inc. (a).....................       198        8,363
American Healthways, Inc. (a)..........       474       21,448
American Retirement Corp. (a)..........       432       10,856
AMERIGROUP Corp. (a)...................       720       14,011
Amsurg Corp. (a).......................       423        9,670
Andrx Corp. (a)........................     1,050       17,293
Apria Healthcare Group, Inc. (a).......       720       17,359
Atherogenics, Inc. (a).................       504       10,085
Beverly Enterprises, Inc. (a)..........     1,446       16,875
BioMarin Pharmaceuticals, Inc. (a).....     1,059       11,416
Brookdale Senior Living, Inc. .........       200        5,962
Centene Corp. (a)......................       603       15,853
Cerner Corp. (a).......................       405       36,819
Connetics Corp. (a)....................       513        7,413

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------     -----
Conor Medsystems, Inc. (a).............       378  $     7,314
Cypress Bioscience, Inc. (a)...........       405        2,341
Dendreon Corp. (a).....................       780        4,228
Dendrite International, Inc. (a).......       549        7,911
Discovery Laboratories, Inc. (a).......       774        5,170
Genesis HealthCare Corp. (a)...........       288       10,518
Gentiva Health Services, Inc. (a)......       351        5,174
HealthExtras, Inc. (a).................       324        8,132
I-Flow Corp. (a).......................       306        4,474
Inspire Pharmaceuticals, Inc. (a)......       558        2,835
InterMune, Inc. (a)....................       405        6,804
Isis Pharmaceuticals, Inc. (a).........       747        3,914
Kindred Healthcare, Inc. (a)...........       387        9,969
LifePoint Hospitals, Inc. (a)..........       738       27,675
Magellan Health Services, Inc. (a).....       450       14,152
MannKind Corp. (a).....................       315        3,547
Matria Healthcare, Inc. (a)............       297       11,512
Molina Healthcare, Inc. (a)............       162        4,316
National Healthcare Corp. .............       126        4,710
NDCHealth Corp. (a)....................       522       10,038
NitroMed, Inc. (a).....................       258        3,599
Odyssey Healthcare, Inc. (a)...........       495        9,227
Option Care, Inc. .....................       297        3,968
Pediatrix Medical Group, Inc. (a)......       324       28,697
Psychiatric Solutions, Inc. (a)........       342       20,089
RehabCare Group, Inc. (a)..............       234        4,727
Renal Care Group, Inc. (a).............       969       45,843
Sunrise Assisted Living, Inc. (a)......       513       17,293
Symbion, Inc. (a)......................       234        5,382
Tanox, Inc. (a)........................       351        5,746
Theravance, Inc. (a)...................       591       13,309
United Surgical Partners (a)...........       621       19,965
                                                   -----------
                                                       542,675
                                                   -----------
HOMEBUILDING -- 1.0%
Beazer Homes USA, Inc. ................       567       41,300
Brookfield Homes Corp. ................       195        9,697
Champion Enterprises, Inc. (a).........     1,050       14,301
Fleetwood Enterprises, Inc. (a)........       801        9,892
Levitt Corp. (Class A).................       240        5,458
M.D.C. Holdings, Inc. .................       441       27,333
M/I Homes, Inc. .......................       162        6,581
Meritage Homes Corp. (a)...............       324       20,386
Palm Harbor Homes, Inc. (a)............       153        2,876
Skyline Corp. .........................        99        3,604
Standard Pacific Corp. ................       981       36,101
Technical Olympic USA, Inc. ...........       207        4,366
Thor Industries, Inc. .................       564       22,600
WCI Communities, Inc. (a)..............       567       15,224
William Lyon Homes, Inc. (a)...........        36        3,632
Williams Scotsman International, Inc.
  (a)..................................       225        3,895
Winnebago Industries, Inc. ............       483       16,074
                                                   -----------
                                                       243,320
                                                   -----------
HOUSEHOLD FURNISHINGS & APPLIANCES -- 0.3%
American Woodmark Corp. ...............       162        4,016
Ethan Allen Interiors, Inc. ...........       486       17,754
Furniture Brands International,
  Inc. ................................       729       16,279
Kimball International, Inc. (Class
  B)...................................       357        3,795
La-Z-Boy, Inc. ........................       756       10,251

See accompanying notes to financial statements.

STREETTRACKS DJ WILSHIRE SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------     -----
Maytag Corp. ..........................     1,059  $    19,930
Tempur-Pedic International, Inc. (a)...       654        7,521
                                                   -----------
                                                        79,546
                                                   -----------
HOUSEHOLD PRODUCTS (NON-DURABLE) -- 0.5%
American Greetings Corp. (Class A).....       927       20,366
Central Garden & Pet Co. (a)...........       270       12,404
Church & Dwight Co., Inc. .............       918       30,322
CSS Industries, Inc. ..................       117        3,595
Helen of Troy, Ltd. (a)................       306        4,930
Jarden Corp. (a).......................       441       13,296
Playtex Products, Inc. (a).............       468        6,398
Prestige Brands Holdings, Inc. (a).....       504        6,300
Russ Berrie & Co., Inc. ...............       153        1,747
Tupperware Corp. ......................       753       16,867
WD-40 Co. .............................       234        6,145
                                                   -----------
                                                       122,370
                                                   -----------
INDUSTRIAL GOODS & SERVICES -- 0.1%
MSC Industrial Direct Co., Inc. (Class
  A)...................................       663       26,666
                                                   -----------
INSURANCE BROKERS -- 0.2%
Erie Indemnity Co. (Class A)...........       423       22,504
Hilb Rogal and Hobbs Co. ..............       459       17,676
USI Holdings Corp. (a).................       540        7,436
                                                   -----------
                                                        47,616
                                                   -----------
INSURANCE (LIFE/HEALTH) -- 0.8%
American Equity Investment Life Holding
  Co. .................................       468        6,107
AmerUs Group Co. ......................       567       32,132
Delphi Financial Group.................       387       17,806
FBL Financial Group, Inc. (Class A)....       180        5,906
Great American Financial Resources,
  Inc. ................................       117        2,321
Kansas City Life Insurance Co. ........        63        3,155
National Western Life Insurance Co.
  (Class A) (a)........................        36        7,449
Presidential Life Corp. ...............       312        5,940
Reinsurance Group America, Inc. .......       477       22,782
Scottish Re Group, Ltd. ...............       558       13,699
StanCorp Financial Group, Inc. ........       822       41,059
The Phoenix Cos., Inc. ................     1,302       17,759
UICI...................................       468       16,619
Universal American Financial Corp.
  (a)..................................       540        8,143
                                                   -----------
                                                       200,877
                                                   -----------
INSURANCE (MULTI-LINE) -- 0.5%
Alfa Corp. ............................       537        8,646
American National Insurance Co. .......       225       26,323
Hanover Insurance Group, Inc. .........       771       32,205
HCC Insurance Holdings, Inc. ..........     1,509       44,787
United Fire & Casualty Co. ............       261       10,552
                                                   -----------
                                                       122,513
                                                   -----------
INSURANCE (PROPERTY/CASUALTY) -- 1.5%
21st Century Insurance Group...........       375        6,068
Alleghany Corp. (a)....................        72       20,448
American Financial Group, Inc. ........       576       22,067
Arch Capital Group, Ltd. (a)...........       456       24,966
Argonaut Group, Inc. (a)...............       396       12,977
Baldwin & Lyons, Inc. (Class B)........       135        3,281
Bristol West Holdings, Inc. ...........       270        5,138
CNA Surety Corp. (a)...................       225        3,278

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------     -----
First Acceptance Corp. (a).............       366  $     3,766
Harleysville Group, Inc. ..............       195        5,168
Horace Mann Educators Corp. ...........       618       11,717
Infinity Property & Casualty Corp. ....       297       11,051
LandAmerica Financial Group, Inc. .....       243       15,163
Mercury General Corp. .................       378       22,007
Navigators Group, Inc. (a).............       171        7,457
Ohio Casualty Corp. ...................       888       25,148
Philadelphia Consolidated Holding Corp.
  (a)..................................       270       26,106
ProAssurance Corp. (a).................       414       20,137
RLI Corp. .............................       324       16,158
Safety Insurance Group, Inc. ..........       189        7,630
Selective Insurance Group, Inc. .......       402       21,346
State Auto Financial Corp. ............       198        7,219
Stewart Information Services Corp. ....       243       11,827
The Commerce Group, Inc. ..............       441       25,260
The Midland Co. .......................       189        6,812
Triad Guaranty, Inc. (a)...............       135        5,939
Wesco Financial Corp. .................        18        6,930
Zenith National Insurance Corp. .......       351       16,188
                                                   -----------
                                                       371,252
                                                   -----------
INVESTMENT BANKING/BROKERAGE -- 0.6%
Friedman, Billings, Ramsey Group,
  Inc. ................................     2,265       22,423
Greenhill & Co., Inc. .................       135        7,582
GSI Commerce, Inc. (a).................       249        3,757
Investment Technology Group, Inc.
  (a)..................................       603       21,370
j2 Global Communications, Inc. (a).....       333       14,232
Jefferies Group, Inc. .................       711       31,981
LaBranche & Co., Inc. (a)..............       816        8,250
optionsXpress Holdings, Inc. ..........       387        9,501
Raymond James Financial, Inc. .........       873       32,886
Resource America, Inc. ................       252        4,297
                                                   -----------
                                                       156,279
                                                   -----------
INVESTMENT MANAGEMENT -- 0.7%
Affiliated Managers Group, Inc. (a)....       486       39,002
Alliance Capital Management Holding
  LP...................................       375       21,184
Calamos Asset Management, Inc. (Class
  B)...................................       333       10,473
Cohen & Steers, Inc. ..................       117        2,180
National Financial Partners Corp. .....       468       24,593
Nuveen Investments, Inc. ..............       915       38,997
W.P. Stewart & Co., Ltd. ..............       321        7,566
Waddell & Reed Financial, Inc. (Class
  A)...................................     1,194       25,038
                                                   -----------
                                                       169,033
                                                   -----------
LEISURE TIME (PRODUCTS) -- 0.7%
Callaway Golf Co. .....................       942       13,037
Cedar Fair LP..........................       771       22,004
JAKKS Pacific, Inc. (a)................       378        7,915
K2, Inc. (a)...........................       675        6,824
Leapfrog Enterprises, Inc. (a).........       387        4,509
Life Time Fitness, Inc. (a)............       261        9,941
MarineMax, Inc. (a)....................       225        7,103
Marine Products Corp. .................       222        2,329
Marvel Entertainment, Inc. (a).........     1,059       17,346
Monaco Coach Corp. ....................       396        5,267
RC2 Corp. (a)..........................       297       10,550
SCP Pool Corp. ........................       762       28,362
Six Flags, Inc. (a)....................     1,068        8,234

See accompanying notes to financial statements.

STREETTRACKS DJ WILSHIRE SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------     -----
The Topps Co., Inc.....................       555  $     4,124
West Marine, Inc. (a)..................       198        2,768
WMS Industries, Inc. (a)...............       297        7,452
                                                   -----------
                                                       157,765
                                                   -----------
LODGING (HOTELS) -- 0.5%
Ameristar Casinos, Inc. ...............       333        7,559
Aztar Corp. (a)........................       501       15,225
Choice Hotels International, Inc. .....       522       21,799
Gaylord Entertainment Co. (a)..........       567       24,716
La Quinta Corp. (a)....................     2,913       32,451
Marcus Corp. ..........................       297        6,979
Orient-Express Hotels, Ltd. (Class
  A)...................................       507       15,981
                                                   -----------
                                                       124,710
                                                   -----------
MACHINERY (DIVERSIFIED) -- 1.6%
AGCO Corp. (a).........................     1,302       21,574
Albany International Corp. (Class A)...       405       14,645
Applied Industrial Technologies,
  Inc. ................................       387       13,038
Baldor Electric Co. ...................       429       11,004
Brush Engineered Materials, Inc. (a)...       270        4,293
Bucyrus International, Inc. (Class
  A)...................................       288       15,178
Cascade Corp. .........................       153        7,177
Cognex Corp. ..........................       573       17,242
Flowserve Corp. (a)....................       798       31,569
Franklin Electric Co., Inc. ...........       225        8,896
Gardner Denver, Inc. (a)...............       369       18,192
Global Power Equipment Group, Inc.
  (a)..................................       504        2,278
IDEX Corp. ............................       711       29,229
Input/Output, Inc. (a).................       969        6,812
JLG Industries, Inc. ..................       738       33,697
Kaydon Corp. ..........................       405       13,017
Lindsay Manufacturing Co. .............       162        3,115
Middleby Corp. (a).....................        90        7,785
Mueller Industries, Inc. ..............       459       12,586
Nordson Corp. .........................       378       15,313
PAREXEL International Corp. (a)........       378        7,658
Presstek, Inc. (a).....................       396        3,580
Robbins & Myers, Inc. .................       162        3,297
Sauer-Danfoss, Inc. ...................       153        2,878
Stewart & Stevenson Services, Inc. ....       378        7,987
Tecumseh Products Co. (Class A)........       225        5,155
Tennant Co. ...........................        99        5,148
The Manitowoc Co., Inc. ...............       423       21,243
UNOVA, Inc. (a)........................       684       23,119
Wabtec Corp. ..........................       657       17,673
                                                   -----------
                                                       384,378
                                                   -----------
MANUFACTURING (DIVERSIFIED) -- 2.0%
Acuity Brands, Inc. ...................       612       19,462
Ameron International Corp. ............       114        5,196
AO Smith Corp. ........................       285       10,003
Aptargroup, Inc. ......................       486       25,369
Barnes Group, Inc. ....................       252        8,316
Blount International, Inc. (a).........       531        8,459
Carlisle Cos., Inc. ...................       450       31,117
Ceradyne, Inc. (a).....................       324       14,191
Crane Co. .............................       738       26,029
ESCO Technologies, Inc. (a)............       369       16,417
Federal Signal Corp. ..................       693       10,402

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------     -----
Griffon Corp. (a)......................       384  $     9,143
Harsco Corp. ..........................       600       40,506
Herman Miller, Inc. ...................     1,026       28,923
Hexcel Corp. (a).......................       951       17,166
iRobot Corp. (a).......................       100        3,333
Jacuzzi Brands, Inc. (a)...............     1,089        9,148
Matthews International Corp. (Class
  A)...................................       465       16,931
Myers Industries, Inc. ................       369        5,380
NACCO Industries, Inc. ................        81        9,489
Photon Dynamics, Inc. (a)..............       243        4,442
Raven Industries, Inc. ................       243        7,011
Reddy Ice Holdings, Inc. ..............       144        3,141
Regal-Beloit Corp. ....................       441       15,611
Standex International Corp. ...........       162        4,497
Terex Corp. (a)........................       711       42,233
The Brink's Co. .......................       819       39,238
The Toro Co. ..........................       621       27,181
Tredegar Corp. ........................       366        4,718
Trinity Industries, Inc. ..............       627       27,632
                                                   -----------
                                                       490,684
                                                   -----------
MANUFACTURING (SPECIALIZED) -- 0.5%
Astec Industries, Inc. (a).............       216        7,055
Briggs & Stratton Corp. ...............       744       28,860
CTS Corp. .............................       531        5,873
Dionex Corp. (a).......................       306       15,018
EnPro Industries, Inc. (a).............       297        8,004
IKON Office Solutions, Inc. ...........     1,698       17,676
Oakley, Inc. ..........................       378        5,553
Teleflex, Inc. ........................       522       33,919
                                                   -----------
                                                       121,958
                                                   -----------
METAL FABRICATORS -- 0.6%
CIRCOR International, Inc. ............       180        4,619
Commercial Metals Co. .................       852       31,984
Earle M. Jorgensen Co. (a).............       360        3,323
General Cable Corp. (a)................       567       11,170
Kennametal, Inc. ......................       528       26,949
Lawson Products, Inc. .................        72        2,717
NS Group, Inc. (a).....................       324       13,546
Quanex Corp. ..........................       360       17,989
The Timken Co. ........................     1,194       38,232
Valmont Industries, Inc. ..............       225        7,529
                                                   -----------
                                                       158,058
                                                   -----------
METALS MINING -- 0.4%
Actuant Corp. (Class A)................       378       21,092
AMCOL International Corp. .............       360        7,387
Century Aluminum Co. (a)...............       342        8,964
Coeur d' Alene Mines Corp. (a).........     3,441       13,764
Hecla Mining Co. (a)...................     1,707        6,931
RTI International Metals, Inc. (a).....       306       11,613
Titanium Metals Corp. (a)..............        89        5,630
USEC, Inc. ............................     1,215       14,519
                                                   -----------
                                                        89,900
                                                   -----------
NATURAL GAS (DISTRIBUTION/PIPE LINE) -- 2.4%
AGL Resources, Inc. ...................     1,053       36,655
Atmos Energy Corp. ....................     1,104       28,881
Boardwalk Pipeline Partners LP (a).....       100        1,798
Buckeye Partners LP....................       510       21,532

See accompanying notes to financial statements.

STREETTRACKS DJ WILSHIRE SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------     -----
Crosstex Energy LP.....................       153  $     5,214
Dynegy, Inc. (Class A) (a).............     3,879       18,774
Enbridge Energy Management LLC (a).....       135        6,122
Energen Corp. .........................       954       34,649
Holly Energy Partners LP...............        99        3,652
Kinder Morgan Management LLC (a).......       627       28,503
Laclede Group, Inc. ...................       288        8,413
National Fuel Gas Co. .................     1,140       35,557
New Jersey Resources Corp. ............       396       16,589
Nicor, Inc. ...........................       636       25,001
Northwest Natural Gas Co. .............       396       13,535
Pacific Energy Partners LP.............       384       11,278
Peoples Energy Corp. ..................       540       18,938
Piedmont Natural Gas Co., Inc. ........     1,041       25,151
Plains All American Pipeline LP........       783       30,983
South Jersey Industries, Inc. .........       402       11,714
Southern Union Co. (a).................     1,509       35,658
Southwest Gas Corp. ...................       540       14,256
UGI Corp. .............................     1,500       30,900
Valero LP..............................       537       27,795
Vectren Corp. .........................     1,095       29,740
Western Gas Resources, Inc. ...........       927       43,653
WGL Holdings, Inc. ....................       702       21,102
                                                   -----------
                                                       586,043
                                                   -----------
OFFICE EQUIPMENT & SUPPLIES -- 0.2%
ACCO Brands Corp. (a)..................       612       14,994
Ennis, Inc. ...........................       369        6,705
John H. Harland Co. ...................       402       15,115
United Stationers, Inc. (a)............       477       23,134
                                                   -----------
                                                        59,948
                                                   -----------
OFFICE FURNISHINGS -- 0.3%
Global Imaging Systems, Inc. (a).......       333       11,532
HNI Corp. .............................       675       37,078
Interface, Inc. (Class A) (a)..........       648        5,326
Knoll, Inc. ...........................       297        5,082
Steelcase, Inc. (Class A)..............       789       12,490
                                                   -----------
                                                        71,508
                                                   -----------
OIL & GAS (DRILLING & EQUIPMENT) -- 1.7%
Atlas America, Inc. (a)................       180       10,840
Atwood Oceanics, Inc. (a)..............       189       14,748
Basic Energy Services, Inc. (a)........       200        3,990
CARBO Ceramics, Inc. ..................       279       15,769
Dresser-Rand Group, Inc. (a)...........       387        9,358
Dril-Quip, Inc. (a)....................       108        5,098
FMC Technologies, Inc. (a).............       999       42,877
Global Industries, Inc. (a)............     1,113       12,632
Grey Wolf, Inc. (a)....................     2,757       21,312
Helmerich & Payne, Inc. ...............       666       41,232
Hercules Offshore, Inc. (a)............       100        2,841
Hornbeck Offshore Services, Inc. (a)...       288        9,418
Hydril (a).............................       279       17,465
Lone Star Technologies, Inc. (a).......       420       21,697
Lufkin Industries, Inc. ...............       207       10,323
Maverick Tube Corp. (a)................       612       24,394
Oceaneering International, Inc. (a)....       360       17,921
Offshore Logistics, Inc. (a)...........       315        9,198
Oil States International, Inc. (a).....       432       13,686

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------     -----
Parker Drilling Co. (a)................     1,365  $    14,783
Pioneer Drilling Co. (a)...............       549        9,843
SEACOR Holdings, Inc. (a)..............       279       19,000
Superior Energy Services, Inc. (a).....     1,086       22,860
Superior Well Services, Inc. (a).......        90        2,138
Todco (Class A) (a)....................       879       33,455
W-H Energy Services, Inc. (a)..........       405       13,397
                                                   -----------
                                                       420,275
                                                   -----------
OIL & GAS (EXPLORATION/PRODUCTS) -- 3.0%
ATP Oil & Gas Corp. (a)................       270        9,993
Berry Petroleum Co. (Class A)..........       270       15,444
Bill Barrett Corp. (a).................       405       15,637
Bois d'Arc Energy, Inc. (a)............       270        4,282
Brigham Exploration Co. (a)............       558        6,618
Cabot Oil & Gas Corp. .................       702       31,660
Cal Dive International, Inc. (a).......     1,026       36,823
Cheniere Energy, Inc. (a)..............       735       27,357
Cimarex Energy Co. (a).................     1,176       50,580
Comstock Resources, Inc. (a)...........       585       17,848
Delta Petroleum Corp. (a)..............       441        9,601
Denbury Resources, Inc. (a)............     1,572       35,810
Dorchester Minerals LP.................       387        9,857
Encore Aquisition Co. (a)..............       672       21,531
Energy Partners, Ltd. (a)..............       501       10,917
Enterprise GP Holdings LP..............       153        5,771
Forest Oil Corp. (a)...................       756       34,451
FX Energy, Inc. (a)....................       495        3,950
Gasco Energy, Inc. (a).................     1,300        8,489
Harvest Natural Resources, Inc. (a)....       522        4,635
Hugoton Royalty Trust..................       261        9,894
KCS Energy, Inc. (a)...................       708       17,148
McMoRan Exploration Co. (a)............       279        5,516
Meridian Resource Corp. (a)............     1,248        5,242
Newpark Resources, Inc. (a)............     1,212        9,248
Penn Virginia Corp. ...................       234       13,432
Petrohawk Energy Corp. (a).............       810       10,708
Petroleum Development Corp. (a)........       234        7,802
Quicksilver Resources, Inc. (a)........       774       32,516
Range Resources Corp. .................     1,853       48,795
Remington Oil & Gas Corp. (a)..........       315       11,497
RPC, Inc. .............................       378        9,956
St. Mary Land & Exploration Co. .......       834       30,699
Stone Energy Corp. (a).................       360       16,391
Swift Energy Co. (a)...................       405       18,253
The Houston Exploration Co. (a)........       405       21,384
Unit Corp. (a).........................       558       30,707
Vintage Petroleum, Inc. ...............       783       41,757
W&T Offshore, Inc. ....................       261        7,673
Whiting Petroleum Corp. (a)............       495       19,800
                                                   -----------
                                                       729,672
                                                   -----------
OIL & GAS (REFINING & MARKETING) -- 0.5%
Alon USA Energy, Inc. (a)..............       144        2,830
Crosstex Energy, Inc. .................       117        7,378
Frontier Oil Corp. ....................       792       29,724
Giant Industries, Inc. (a).............       180        9,353
Hanover Compressor Co. (a).............     1,320       18,625
Holly Corp. ...........................       357       21,016
Sunoco Logistics Partners LP...........       180        6,966

See accompanying notes to financial statements.

STREETTRACKS DJ WILSHIRE SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------     -----
Universal Compression Holdings, Inc.
  (a)..................................       297  $    12,213
Veritas DGC, Inc. (a)..................       450       15,970
                                                   -----------
                                                       124,075
                                                   -----------
OIL (INTEGRATED) -- 0.1%
BP Prudhoe Bay Royalty Trust...........       306       20,379
World Fuel Services Corp. .............       387       13,050
                                                   -----------
                                                        33,429
                                                   -----------
OIL FIELD SERVICES -- 0.1%
Tidewater, Inc. .......................       774       34,412
                                                   -----------
PAPER & FOREST PRODUCTS -- 0.6%
Bowater, Inc. .........................       801       24,607
Buckeye Technologies, Inc. (a).........       540        4,347
Caraustar Industries, Inc. (a).........       414        3,598
Deltic Timber Corp. ...................       162        8,401
Glatfelter.............................       555        7,875
Longview Fibre Co. ....................       738       15,358
Neenah Paper, Inc. ....................       216        6,048
Potlatch Corp. ........................       423       21,565
Rayonier, Inc. ........................     1,077       42,918
Rock-Tenn Co. .........................       450        6,143
Schweitzer-Mauduit International,
  Inc. ................................       216        5,352
Wausau-Mosinee Paper Corp. ............       702        8,319
Xerium Technologies, Inc. .............       195        1,640
                                                   -----------
                                                       156,171
                                                   -----------
PERSONAL CARE -- 0.2%
Chattem, Inc. (a)......................       225        8,188
Elizabeth Arden, Inc. (a)..............       351        7,041
NBTY, Inc. (a).........................       873       14,186
Perrigo Co. ...........................     1,284       19,144
Revlon, Inc. (Class A) (a).............     2,145        6,650
                                                   -----------
                                                        55,209
                                                   -----------
POWER PRODUCERS (INDEPENDENT) -- 0.1%
Headwaters, Inc. (a)...................       594       21,051
Ormat Technologies, Inc. ..............        90        2,353
                                                   -----------
                                                        23,404
                                                   -----------
PUBLISHING -- 0.3%
Courier Corp. .........................       162        5,563
John Wiley & Sons, Inc. (Class A)......       639       24,946
Primedia, Inc. (a).....................     2,211        3,560
Reader's Digest Association, Inc. .....     1,248       18,995
Scholastic Corp. (a)...................       405       11,546
                                                   -----------
                                                        64,610
                                                   -----------
PUBLISHING (NEWSPAPERS) -- 0.3%
Dow Jones & Co., Inc. .................       654       23,210
Hollinger International, Inc. .........       663        5,940
Journal Register Co. ..................       603        9,015
Lee Enterprises, Inc. .................       591       21,814
McClatchy Co. (Class A)................       288       17,021
                                                   -----------
                                                        77,000
                                                   -----------
RAILROADS -- 0.2%
GATX Corp. ............................       630       22,730
Kansas City Southern Industries, Inc.
  (a)..................................       915       22,354
                                                   -----------
                                                        45,084
                                                   -----------

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------     -----
REAL ESTATE INVESTMENT TRUST -- 7.9%
Aames Investment Corp. ................       684  $     4,419
Acadia Realty Trust....................       402        8,060
Affordable Residential Communities.....       429        4,088
Alexander's, Inc. (a)..................        27        6,628
Alexandria Real Estate Equities,
  Inc. ................................       306       24,633
American Financial Realty Trust........     1,851       22,212
American Home Mortgage Investment
  Corp. ...............................       654       21,301
American Real Estate Partners LP.......       189        7,286
Amli Residential Properties Trust......       369       14,040
Annaly Mortgage Management, Inc. ......     1,752       19,167
Anthracite Capital, Inc. ..............       792        8,340
Anworth Mortgage Asset Corp. ..........       657        4,796
Arbor Realty Trust, Inc. ..............       243        6,299
Arden Realty, Inc. ....................       963       43,171
Ashford Hospitality Trust, Inc. .......       600        6,294
Avatar Holdings, Inc. (a)..............        63        3,460
Bedford Property Investors, Inc. ......       216        4,739
BioMed Realty Trust, Inc. .............       645       15,738
Brandywine Realty Trust................       774       21,602
BRE Properties, Inc. (Class A).........       735       33,428
Camden Property Trust..................       747       43,266
Capital Lease Funding, Inc. ...........       357        3,759
Capital Trust, Inc. (Class A)..........       171        5,007
CapitalSource, Inc. (a)................     1,545       34,608
CarrAmerica Realty Corp. ..............       837       28,985
CB Richard Ellis Group, Inc. (Class A)
  (a)..................................       853       50,199
CBL & Associates Properties, Inc. .....       864       34,137
Centerpoint Properties Corp. ..........       699       34,586
CentraCore Properties Trust............       162        4,353
Colonial Properties Trust..............       627       26,321
Commercial Net Lease Realty............       780       15,889
Corporate Office Properties Trust......       492       17,486
Cousins Properties, Inc. ..............       567       16,046
Crescent Real Estate Equities Co. .....     1,437       28,481
Deerfield Triarc Capital Corp. ........       360        4,932
DiamondRock Hospitality Co. ...........       676        8,085
EastGroup Properties, Inc. ............       315       14,225
Education Realty Trust, Inc. ..........       315        4,060
Entertainment Properties Trust.........       360       14,670
Equity Inns, Inc. .....................       762       10,325
Equity Lifestyle Properties, Inc. .....       306       13,617
Equity One, Inc. ......................       522       12,069
Essex Property Trust, Inc. ............       303       27,937
Extra Space Storage, Inc. .............       793       12,212
Federal Realty Investment Trust........       756       45,851
FelCor Lodging Trust, Inc. ............       675       11,617
Fieldstone Investment Corp. ...........       702        8,326
First Industrial Realty Trust, Inc. ...       594       22,869
Franklin Street Properties Corp. ......       789       16,530
Getty Realty Corp. ....................       279        7,335
Glenborough Realty Trust, Inc. ........       522        9,448
Glimcher Realty Trust..................       513       12,476
Global Signal, Inc. ...................       303       13,077
GMH Communities Trust..................       537        8,329
Health Care REIT, Inc. ................       747       25,323
Healthcare Realty Trust, Inc. .........       681       22,657
Heritage Property Investment Trust.....       387       12,926
Highland Hospitality Corp. ............       720        7,956

See accompanying notes to financial statements.

STREETTRACKS DJ WILSHIRE SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------     -----
Highwoods Properties, Inc. ............       774  $    22,020
Home Properties of New York, Inc. .....       456       18,605
HomeBanc Corp. ........................       645        4,825
HRPT Properties Trust..................     2,883       29,839
Impac Mortgage Holdings, Inc. .........     1,077       10,135
Inland Real Estate Corp. ..............       870       12,867
Innkeepers USA Trust...................       612        9,792
Investors Real Estate Trust............       645        5,953
JER Investors Trust, Inc. .............       342        5,797
Jones Lang LaSalle, Inc. ..............       420       21,147
Kilroy Realty Corp. ...................       411       25,441
KKR Financial Corp. ...................       483       11,587
LaSalle Hotel Properties...............       432       15,863
Lexington Corporate Properties Trust...       747       15,911
LTC Properties, Inc. ..................       285        5,994
Luminent Mortgage Capital, Inc. .......       495        3,717
Maguire Properties, Inc. ..............       537       16,593
Medical Properties Trust, Inc. ........       171        1,672
MeriStar Hospitality Corp. (a).........     1,260       11,844
MFA Mortgage Investments, Inc. ........     1,188        6,772
Mid-America Apartment Communities,
  Inc. ................................       297       14,404
National Health Investors, Inc. .......       333        8,645
Nationwide Health Properties, Inc. ....       960       20,544
New Century Financial Corp. ...........       807       29,108
Newcastle Investment Corp. ............       585       14,537
Newkirk Realty Trust, Inc. ............       300        4,650
Novastar Financial, Inc. ..............       423       11,891
Omega Healthcare Investors, Inc. ......       735        9,254
Pan Pacific Retail Properties, Inc. ...       585       39,131
Parkway Properties, Inc. ..............       204        8,189
Pennsylvania Real Estate Investment
  Trust................................       486       18,157
Post Properties, Inc. .................       576       23,011
Prentiss Properties Trust..............       654       26,605
PS Business Parks, Inc. ...............       234       11,513
RAIT Investment Trust..................       366        9,487
Ramco-Gershenson Properties Trust......       243        6,476
Realty Income Corp. ...................     1,143       24,712
Reckson Associates Realty Corp. .......     1,161       41,773
Redwood Trust, Inc. ...................       333       13,740
Saul Centers, Inc. ....................       153        5,523
Saxon Capital, Inc. ...................       720        8,158
Senior Housing Properties Trust........       864       14,610
Shurgard Storage Centers, Inc. (Class
  A)...................................       663       37,599
SL Green Realty Corp. .................       585       44,688
Sovran Self Storage, Inc. .............       225       10,568
Spirit Finance Corp. ..................       915       10,385
Strategic Hotel Capital, Inc. .........       432        8,891
Sun Communities, Inc. .................       276        8,666
Sunstone Hotel Investors, Inc. ........       630       16,739
Tanger Factory Outlet Centers, Inc. ...       396       11,381
Taubman Centers, Inc. .................       675       23,456
Town & Country Trust...................       234        7,912
Trammell Crow Co. (a)..................       513       13,158
Trizec Properties, Inc. ...............     1,338       30,667
Trustreet Properties, Inc. ............       753       11,009
U-Store-It Trust.......................       648       13,640
U.S. Shipping Partners L.P. ...........        99        2,176
Universal Health Realty Income Trust...       162        5,077
Urstadt Biddle Properties (Class A)....       270        4,377

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------     -----
Ventas, Inc. ..........................     1,482  $    47,454
W.P. Carey & Co. LLC...................       396       10,043
Washington Real Estate Investment
  Trust................................       603       18,301
                                                   -----------
                                                     1,926,355
                                                   -----------
REINSURANCE -- 1.3%
Aspen Insurance Holdings, Ltd. ........       666       15,764
Assured Guaranty, Ltd. ................       711       18,052
Axis Capital Holdings, Ltd. ...........     1,752       54,803
Endurance Specialty Holdings, Ltd. ....       771       27,640
Enstar Group, Inc. (a).................       100        6,625
IPC Holdings, Ltd. ....................       681       18,646
Max Re Capital, Ltd. ..................       621       16,127
Montpelier Re Holdings, Ltd. ..........     1,197       22,623
Odyssey Re Holdings Corp. .............       180        4,514
PartnerRe, Ltd. .......................       789       51,814
Platinum Underwriters Holdings,
  Ltd. ................................       654       20,320
RenaissanceRe Holdings, Ltd. ..........     1,026       45,257
Transatlantic Holdings, Inc. ..........       378       25,402
                                                   -----------
                                                       376,490
                                                   -----------
RESTAURANTS -- 1.5%
Applebees International, Inc. .........     1,170       26,430
BJ's Restaurants, Inc. (a).............       204        4,663
Bob Evans Farms, Inc. .................       510       11,761
California Pizza Kitchen, Inc. (a).....       279        8,920
CBRL Group, Inc. ......................       702       24,675
CEC Entertainment, Inc. (a)............       531       18,075
Domino's Pizza, Inc. ..................       441       10,672
IHOP Corp. ............................       288       13,510
Jack in the Box, Inc. (a)..............       528       18,443
Krispy Kreme Doughnuts, Inc. (a).......       834        4,787
Landry's Restaurants, Inc. ............       252        6,731
Lone Star Steakhouse & Saloon, Inc. ...       261        6,196
O'Charleys, Inc. (a)...................       306        4,746
P F Chang's China Bistro, Inc. (a).....       351       17,420
Panera Bread Co. (Class A) (a).........       414       27,192
Papa John's International, Inc. (a)....       171       10,142
Rare Hospitality International, Inc.
  (a)..................................       486       14,770
Red Robin Gourmet Burgers, Inc. (a)....       180        9,173
Ruby Tuesday, Inc. ....................       906       23,456
Ruth's Chris Steak House, Inc. (a).....       189        3,421
Ryan's Restaurant Group, Inc. (a)......       603        7,272
Sonic Corp. (a)........................       855       25,223
Texas Roadhouse, Inc. (Class A) (a)....       684       10,636
The Cheesecake Factory, Inc. (a).......     1,122       41,952
The Steak n Shake Co. (a)..............       396        6,712
Triarc Cos., Inc. (Class B)............       618        9,177
                                                   -----------
                                                       376,490
                                                   -----------
RETAIL -- 0.1%
AFC Enterprises, Inc. (a)..............       297        4,491
CKE Restaurants, Inc. .................       765       10,335
Ruddick Corp. .........................       504       10,725
Weis Markets, Inc. ....................       108        4,648
                                                   -----------
                                                        19,864
                                                   -----------
RETAIL (DEPARTMENT STORES) -- 0.5%
Aeropostale, Inc. (a)..................       801       21,066
Cost Plus, Inc. (a)....................       315        5,402
Dillards, Inc. (Class A)...............       987       24,498

See accompanying notes to financial statements.

STREETTRACKS DJ WILSHIRE SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------     -----
Saks, Inc. (a).........................     1,815  $    30,601
Stein Mart, Inc. ......................       387        7,024
Tractor Supply Co. (a).................       504       26,682
                                                   -----------
                                                       115,273
                                                   -----------
RETAIL (DISCOUNTERS) -- 0.4%
99 Cents Only Stores (a)...............       702        7,343
Big Lots, Inc. (a).....................     1,662       19,961
BJ'S Wholesale Club, Inc. (a)..........     1,005       29,708
Dress Barn, Inc. (a)...................       315       12,162
Fred's, Inc. (Class A).................       531        8,639
Tuesday Morning Corp. .................       432        9,037
                                                   -----------
                                                        86,850
                                                   -----------
RETAIL (SPECIALTY APPAREL) -- 1.2%
AnnTaylor Stores Corp. (a).............     1,053       36,350
Bebe Stores, Inc. .....................       330        4,630
Brown Shoe Co., Inc. ..................       249       10,565
Buckle, Inc. ..........................       117        3,772
Burlington Coat Factory Warehouse
  Corp. ...............................       288       11,580
Charming Shoppes, Inc. (a).............     1,536       20,275
Christopher & Banks Corp. .............       528        9,916
Claire's Stores, Inc. .................     1,185       34,626
DEB Shops, Inc. .......................        81        2,408
DSW, Inc. (Class A) (a)................       216        5,664
Genesco, Inc. (a)......................       315       12,219
Hot Topic, Inc. (a)....................       657        9,362
Jos. A. Bank Clothiers, Inc. (a).......       189        8,204
Mens Wearhouse, Inc. (a)...............       708       20,844
New York & Co., Inc. (a)...............       207        4,388
Pacific Sunwear of California, Inc.
  (a)..................................     1,107       27,586
Stage Stores, Inc. ....................       393       11,704
Talbots, Inc. .........................       342        9,514
The Cato Corp. (Class A)...............       450        9,653
The Children's Place Retail Stores,
  Inc. (a).............................       198        9,785
Too, Inc. (a)..........................       501       14,133
Under Armour, Inc. (Class A) (a).......       200        7,662
                                                   -----------
                                                       284,840
                                                   -----------
RETAIL (SPECIALTY) -- 2.2%
AC Moore Arts & Crafts, Inc. (a).......       195        2,837
Asbury Automotive Group, Inc. (a)......       216        3,555
Big 5 Sporting Goods Corp. ............       324        7,092
Blockbuster, Inc. (Class A)............     2,499        9,371
Borders Group, Inc. ...................     1,053       22,819
Build-A-Bear Workshop, Inc. (a)........       153        4,535
Cabela's Inc. (a)......................       630       10,458
Casey's General Stores, Inc. ..........       675       16,740
Cash America International, Inc. ......       405        9,392
Coldwater Creek, Inc. (a)..............       522       15,937
Conn's, Inc. (a).......................       117        4,314
Copart, Inc. (a).......................       963       22,207
CSK Auto Corp. (a).....................       672       10,134
Dicks Sporting Goods, Inc. (a).........       468       15,556
First Cash Financial Services, Inc.
  (a)..................................       198        5,774
GameStop Corp. (Class A) (a)...........       873       27,779
Group 1 Automotive, Inc. (a)...........       306        9,618
Guitar Center, Inc. (a)................       360       18,004
Hibbett Sporting Goods, Inc. (a).......       441       12,560
Inergy Holdings LP.....................        54        1,945

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------     -----
Inergy LP..............................       474  $    12,291
Insight Enterprises, Inc. (a)..........       702       13,766
J Jill Group, Inc. (a).................       279        5,309
Jo-Ann Stores, Inc. (a)................       306        3,611
Linen 'n Things, Inc. (a)..............       654       17,396
Lithia Motors, Inc. (Class A)..........       216        6,791
Longs Drug Stores Corp. ...............       432       15,720
Movado Group, Inc. ....................       261        4,776
Movie Gallery, Inc. ...................       384        2,154
Nautilus Group, Inc. ..................       441        8,229
Nu Skin Enterprises, Inc. (Class A)....       762       13,396
OfficeMax, Inc. .......................       933       23,661
Pantry, Inc. (a).......................       315       14,802
PETCO Animal Supplies, Inc. (a)........       594       13,038
Pier 1 Imports, Inc. ..................     1,149       10,031
School Specialty, Inc. (a).............       324       11,807
Select Comfort Corp. (a)...............       531       14,523
Smart & Final, Inc. (a)................       180        2,318
Sonic Automotive, Inc. (Class A).......       423        9,425
Sotheby's Holding, Inc. (a)............       666       12,228
The Finish Line, Inc. (Class A)........       576       10,034
The Pep Boys -- Manny, Moe & Jack......       834       12,418
The Sports Authority, Inc. (a).........       324       10,086
The Yankee Candle, Inc. ...............       657       16,819
United Auto Group, Inc. ...............       288       11,002
Zale Corp. (a).........................       747       18,787
Zumiez, Inc. (a).......................        75        3,241
                                                   -----------
                                                       528,286
                                                   -----------
RETAIL STORES (DRUG STORE) -- 0.1%
Rite Aid Corp. (a).....................     6,432       22,383
                                                   -----------
SAVINGS & LOAN COMPANIES -- 1.1%
Anchor Bancorp Wisconsin, Inc. ........       315        9,557
BankAtlantic Bancorp, Inc. (Class A)...       672        9,408
BankUnited Financial Corp. ............       402       10,681
Brookline Bancorp, Inc. ...............       891       12,625
Capitol Federal Financial..............       306       10,080
Charter Financial Corp. ...............        54        1,928
Clifton Savings Bancorp, Inc. .........       198        1,992
Dime Community Bancshares..............       486        7,100
Downey Financial Corp. ................       297       20,312
Fidelity Bankshares, Inc. .............       330       10,791
First Financial Holdings, Inc. ........       180        5,530
First Place Financial Corp. ...........       207        4,978
FirstFed Financial Corp. (a)...........       234       12,758
Flagstar Bancorp, Inc. ................       447        6,437
Flushing Financial Corp. ..............       252        3,924
Franklin Bank Corp. (a)................       339        6,099
Harbor Florida Bancshares, Inc. .......       315       11,671
Kearny Financial Corp. ................       315        3,843
KNBT Bancorp, Inc. ....................       492        8,015
MAF Bancorp, Inc. .....................       468       19,366
NetBank, Inc. .........................       675        4,846
Northwest Bancorp, Inc. ...............       297        6,314
OceanFirst Financial Corp. ............       144        3,277
Partners Trust Financial Group,
  Inc. ................................       585        7,049
PFF Bancorp, Inc. .....................       324        9,888
Provident New York Bancorp.............       663        7,300
Sterling Financial Corp. ..............       501       12,515

See accompanying notes to financial statements.

STREETTRACKS DJ WILSHIRE SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------     -----
United Community Financial Corp. ......       396  $     4,677
Washington Federal, Inc. ..............     1,248       28,692
Wauwatosa Holdings, Inc. (a)...........       144        1,647
World Acceptance Corp. (a).............       234        6,669
WSFS Financial Corp. ..................        90        5,512
                                                   -----------
                                                       275,481
                                                   -----------
SEMICONDUCTORS -- 0.1%
AMIS Holdings, Inc. (a)................       477        5,080
Exar Corp. (a).........................       504        6,310
Tessera Technologies, Inc. (a).........       636       16,441
Veeco Instruments, Inc. (a)............       369        6,395
                                                   -----------
                                                        34,226
                                                   -----------
SERVICES (ADVERTISING/MARKETING) -- 0.5%
ADVO, Inc. ............................       441       12,427
aQuantive, Inc. (a)....................       792       19,990
Catalina Marketing Corp. ..............       708       17,948
Harte-Hanks, Inc. .....................       735       19,397
Marchex, Inc. (Class B) (a)............       297        6,680
R.H. Donnelley Corp. (a)...............       450       27,729
ValueVision Media, Inc. (Class A)
  (a)..................................       369        4,649
Ventiv Health, Inc. (a)................       387        9,141
                                                   -----------
                                                       117,961
                                                   -----------
SERVICES (COMMERCIAL & CONSUMER) -- 5.1%
Aaron Rents, Inc. (Class B)............       594       12,522
ABM Industries, Inc. ..................       573       11,202
ACE Cash Express, Inc. (a).............       153        3,573
ADESA, Inc. ...........................     1,323       32,308
Administaff, Inc. .....................       315       13,246
Advance America Cash Advance Centers,
  Inc. ................................       915       11,346
Advisory Board Co. (a).................       252       12,013
Alderwoods Group, Inc. (a).............       576        9,141
Alliance Data Systems Corp. (a)........     1,054       37,522
AMN Healthcare Services, Inc. (a)......       414        8,189
Arbitron, Inc. ........................       447       16,977
Avnet, Inc. (a)........................     1,743       41,727
Banta Corp. ...........................       360       17,928
BearingPoint, Inc. (a).................     2,445       19,218
Bright Horizons Family Solutions, Inc.
  (a)..................................       387       14,338
CBIZ, Inc. (a).........................       951        5,725
Central Parking Corp. .................       252        3,457
Chemed Corp. ..........................       366       18,183
Coinstar, Inc. (a).....................       333        7,602
Compass Minerals International,
  Inc. ................................       447       10,969
Convergys Corp. (a)....................     2,046       32,429
Corinthian Colleges, Inc. (a)..........     1,305       15,373
Corrections Corp. of America (a).......       567       25,498
CoStar Group, Inc. (a).................       243       10,490
CRA International, Inc. (a)............       162        7,726
Cross Country Healthcare, Inc. (a).....       360        6,401
Deluxe Corp. ..........................       726       21,882
DeVry, Inc. (a)........................       882       17,640
DiamondCluster International, Inc.
  (a)..................................       414        3,287
Dollar Thrifty Automotive Group (a)....       339       12,228
Educate, Inc. (a)......................       288        3,398
Education Management Corp. (a).........       987       33,074
Euronet Worldwide, Inc. (a)............       438       12,176
Forrester Research, Inc. (a)...........       198        3,713

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------     -----
FTI Consulting, Inc. (a)...............       618  $    16,958
G & K Services, Inc. (Class A).........       270       10,598
Gartner, Inc. (a)......................       756        9,752
Global Cash Access, Inc. (a)...........       234        3,414
Healthcare Services Group, Inc. .......       342        7,083
Heartland Payment Systems, Inc. (a)....        99        2,144
Interactive Data Corp. (a).............       513       11,650
iPayment, Inc. (a).....................       189        7,847
ITT Educational Services, Inc. (a).....       657       38,835
Jackson Hewitt Tax Service, Inc. ......       465       12,885
Laidlaw International, Inc. ...........     1,500       34,845
Landauer, Inc. ........................       126        5,807
Laureate Education, Inc. (a)...........       645       33,869
LECG Corp. (a).........................       270        4,693
Lincoln Educational Services Corp.
  (a)..................................        54          770
Macquarie Infrastructure Co. Trust.....       351       10,811
MAXIMUS, Inc. .........................       270        9,906
McGrath Rentcorp.......................       288        8,006
Morningstar, Inc. (a)..................       144        4,988
Navigant Consulting, Inc. (a)..........       702       15,430
NCO Group, Inc. (a)....................       423        7,157
Netflix, Inc. (a)......................       384       10,391
Pharmaceutical Product Development,
  Inc. ................................       726       44,976
PHH Corp. (a)..........................       762       21,351
PRA International (a)..................       279        7,854
Pre-Paid Legal Services, Inc. .........       207        7,910
Quanta Services, Inc. (a)..............     1,467       19,320
Regis Corp. ...........................       639       24,646
Rent-A-Center, Inc. (a)................     1,080       20,369
Rollins, Inc. .........................       504        9,934
Service Corp. International............     4,476       36,614
SFBC International, Inc. (a)...........       261        4,179
Sourcecorp, Inc. (a)...................       225        5,396
Spectrum Brands, Inc. (a)..............       510       10,358
Steiner Leisure, Ltd. (a)..............       279        9,921
Stewart Enterprises, Inc. (Class A)....     1,386        7,498
Strayer Education, Inc. ...............       213       19,958
TeleTech Holdings, Inc. (a)............       558        6,724
The Corporate Executive Board Co. .....       594       53,282
TNS, Inc. (a)..........................       333        6,387
Universal Technical Institute, Inc.
  (a)..................................       297        9,189
Valassis Communications, Inc. (a)......       747       21,715
VCA Antech, Inc. (a)...................     1,185       33,417
Viad Corp. ............................       321        9,415
Volt Information Sciences, Inc. (a)....       126        2,397
Washington Group International,
  Inc. ................................       378       20,023
Watson Wyatt Worldwide, Inc. (Class
  A)...................................       603       16,824
Websense, Inc. (a).....................       333       21,858
Wright Express Corp. (a)...............       582       12,804
                                                   -----------
                                                     1,244,659
                                                   -----------
SERVICES (COMPUTER SYSTEMS) -- 0.3%
CACI International, Inc. (Class A)
  (a)..................................       423       24,272
CIBER, Inc. (a)........................       801        5,286
Digital River, Inc. (a)................       495       14,721
eFunds Corp. (a).......................       654       15,330
Keane, Inc. (a)........................       780        8,588
                                                   -----------
                                                        68,197
                                                   -----------

See accompanying notes to financial statements.

STREETTRACKS DJ WILSHIRE SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------     -----
SERVICES (DATA PROCESSING) -- 1.1%
Acxiom Corp. ..........................     1,142  $    26,266
CCC Information Services Group, Inc.
  (a)..................................       162        4,248
Certegy, Inc. .........................       900       36,504
CSG Systems International, Inc. (a)....       684       15,267
Fair Isaac Corp. ......................       972       42,933
FalconStor Software, Inc. (a)..........       369        2,727
FileNET Corp. (a)......................       567       14,657
Global Payments, Inc. .................     1,095       51,038
infoUSA, Inc. (a)......................       510        5,574
MoneyGram International, Inc. .........     1,278       33,330
The BISYS Group, Inc. (a)..............     1,734       24,293
                                                   -----------
                                                       256,837
                                                   -----------
SERVICES (EMPLOYMENT) -- 0.6%
CDI Corp. .............................       180        4,932
First Advantage Corp. (Class A) (a)....       100        2,671
Gevity HR, Inc. .......................       387        9,954
Heidrick & Struggles International,
  Inc. (a).............................       279        8,942
Hewitt Associates, Inc. (Class A)
  (a)..................................       767       21,484
Hudson Highland Group, Inc. (a)........       348        6,041
Kelly Services, Inc. (Class A).........       270        7,079
Kforce, Inc. (a).......................       513        5,725
Korn/Ferry International (a)...........       564       10,541
Labor Ready, Inc. (a)..................       603       12,555
MPS Group, Inc. (a)....................     1,518       20,751
Resources Connection, Inc. (a).........       684       17,825
Spherion Corp. (a).....................       879        8,799
                                                   -----------
                                                       137,299
                                                   -----------
SHIPPING -- 0.5%
American Commercial Lines, Inc. (a)....       117        3,544
Double Hull Tankers, Inc. (a)..........       234        3,082
Eagle Bulk Shipping, Inc. .............       288        4,585
Genco Shipping & Trading, Ltd. ........       171        2,982
General Maritime Corp. ................       513       19,002
Genesee & Wyoming, Inc. (Class A)
  (a)..................................       369       13,856
Gulfmark Offshore, Inc. (a)............       288        8,531
Horizon Lines, Inc. ...................       180        2,183
HUB Group, Inc. (Class A) (a)..........       288       10,181
Kirby Corp. (a)........................       288       15,025
OMI Corp. .............................     1,115       20,237
Pacer International, Inc. .............       540       14,072
Ship Finance International, Ltd. ......       546        9,227
TAL International Group, Inc. (a)......       162        3,345
                                                   -----------
                                                       129,852
                                                   -----------
SPECIALTY PRINTING -- 0.1%
Bowne & Co., Inc. .....................       510        7,568
Consolidated Graphics, Inc. (a)........       171        8,095
VistaPrint, Ltd. (a)...................       144        3,277
                                                   -----------
                                                        18,940
                                                   -----------
STEEL -- 1.0%
AK Steel Holding Corp. (a).............     1,491       11,853
Allegheny Technologies, Inc. ..........     1,122       40,482
Carpenter Technology Corp. ............       315       22,198
Chaparral Steel Co. (a)................       330        9,982
Cleveland-Cliffs, Inc. ................       315       27,900
Gibraltar Industries, Inc. ............       423        9,704
Oregon Steel Mills, Inc. (a)...........       495       14,563

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------     -----
Reliance Steel & Aluminum Co. .........       405  $    24,754
Ryerson Tull, Inc. ....................       330        8,026
Schnitzer Steel Industries, Inc. (Class
  A)...................................       324        9,911
Steel Dynamics, Inc. ..................       654       23,223
The Shaw Group, Inc. (a)...............     1,122       32,639
Worthington Industries, Inc. ..........     1,026       19,709
                                                   -----------
                                                       254,944
                                                   -----------
STORAGE/WAREHOUSING -- 0.0% (B)
Mobile Mini, Inc. (a)..................       207        9,812
                                                   -----------
TELECOMMUNICATIONS -- 0.2%
Audiovox Corp. (Class A) (a)...........       270        3,742
Commonwealth Telephone Enterprises,
  Inc. ................................       306       10,334
Global Crossing, Ltd. (a)..............       225        3,607
Ixia (a)...............................       504        7,449
RCN Corp. (a)..........................       522       12,241
Symmetricom, Inc. (a)..................       639        5,412
Wireless Facilities, Inc. (a)..........       681        3,473
                                                   -----------
                                                        46,258
                                                   -----------
TELEPHONE -- 0.4%
Broadwing Corp. (a)....................       918        5,554
Cincinnati Bell, Inc. (a)..............     3,540       12,425
Consolidated Communications Holdings,
  Inc. ................................       261        3,390
General Communication, Inc. (Class A)
  (a)..................................       636        6,570
IDT Corp. (Class B) (a)................       981       11,478
Iowa Telecommunications Services,
  Inc. ................................       333        5,158
Level 3 Communications, Inc. (a).......     8,949       25,684
NeuStar, Inc. (Class A) (a)............       396       12,074
Premiere Global Services, Inc. (a).....       942        7,659
SureWest Communications................       189        4,984
Time Warner Telecom, Inc. (Class A)
  (a)..................................       717        7,062
Valor Communications Group, Inc. ......       549        6,259
                                                   -----------
                                                       108,297
                                                   -----------
TEXTILES (APPAREL) -- 0.6%
Carter's, Inc. (a).....................       261       15,360
Columbia Sportswear Co. (a)............       216       10,310
Guess ?, Inc. (a)......................       225        8,010
Gymboree Corp. (a).....................       441       10,319
Kellwood Co. ..........................       396        9,456
Maidenform Brands, Inc. (a)............       186        2,355
Oxford Industries, Inc. ...............       204       11,159
Phillips-Van Heusen Corp. .............       531       17,204
Quiksilver, Inc. (a)...................     1,707       23,625
Russell Corp. .........................       414        5,572
UniFirst Corp. ........................       126        3,919
Volcom, Inc. (a).......................        81        2,755
Warnaco Group, Inc. (a)................       630       16,834
                                                   -----------
                                                       136,878
                                                   -----------
TOBACCO -- 0.3%
Loews Corp. (Carolina Group)...........     1,077       47,377
Universal Corp. .......................       369       16,000
Vector Group, Ltd. ....................       297        5,397
                                                   -----------
                                                        68,774
                                                   -----------
TRANSPORTATION -- 0.6%
Alexander & Baldwin, Inc. .............       630       34,171
EGL, Inc. (a)..........................       504       18,935
Florida East Coast Industries, Inc. ...       261       11,059

See accompanying notes to financial statements.

STREETTRACKS DJ WILSHIRE SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------     -----
Overseas Shipholding Group, Inc. ......       396  $    19,954
RailAmerica, Inc. (a)..................       531        5,836
Teekay Shipping Corp. .................       699       27,890
UTI Worldwide, Inc. ...................       270       25,067
                                                   -----------
                                                       142,912
                                                   -----------
TRUCKING -- 0.9%
Amerco, Inc. (a).......................       126        9,078
Arkansas Best Corp. ...................       324       14,152
CNF, Inc. .............................       762       42,588
Forward Air Corp. .....................       468       17,152
Heartland Express, Inc. ...............       663       13,452
Knight Transportation, Inc. ...........       797       16,512
Landstar Systems, Inc. ................       861       35,938
Old Dominion Freight Line, Inc. (a)....       416       11,210
Ryder Systems, Inc. ...................       924       37,903
SIRVA, Inc. (a)........................       360        2,880
Swift Transportation Co., Inc. (a).....       702       14,251
Werner Enterprises, Inc. ..............       816       16,075
                                                   -----------
                                                       231,191
                                                   -----------
TRUCKS & PARTS -- 0.3%
ASV, Inc. (a)..........................       288        7,194
Interpool, Inc. .......................       177        3,342
Oshkosh Truck Corp. ...................     1,059       47,221
The Greenbrier Cos., Inc. .............       171        4,857
Wabash National Corp. .................       447        8,515
                                                   -----------
                                                        71,129
                                                   -----------

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------     -----
WATER -- 0.1%
American States Water Co. .............       243  $     7,484
California Water Service Group.........       243        9,290
SJW Corp. .............................        90        4,095
                                                   -----------
                                                        20,869
                                                   -----------
TOTAL COMMON STOCKS -- (Cost
  $24,278,366).........................             24,329,907
                                                   -----------
SHORT TERM INVESTMENTS -- 0.1%
MONEY MARKET FUND -- 0.1%
AIM Short Term Investment Class Prime
  Fund (Cost $19,982)..................    19,982       19,982
                                                   -----------
TOTAL INVESTMENTS -- 99.8%
  (Cost $24,298,348)...................             24,349,889
OTHER ASSETS AND LIABILITIES -- 0.2%                    49,558
                                                   -----------
NET ASSETS -- 100.0%...................            $24,399,447
                                                   ===========

(a) Non-income producing security
(b) Amount shown represents less than 0.005% of net assets.

See accompanying notes to financial statements.

STREETTRACKS DJ WILSHIRE SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------     -----
COMMON STOCKS -- 99.7%
AEROSPACE/DEFENSE -- 0.9%
AAR Corp. (a)..........................     2,550  $    61,072
Armor Holdings, Inc. (a)...............     2,695      114,942
BE Aerospace, Inc. (a).................     4,781      105,182
Curtiss-Wright Corp. ..................     1,765       96,369
Innovative Solutions & Support, Inc.
  (a)..................................     1,168       14,927
K&F Industries Holdings, Inc. (a)......     1,489       22,871
Moog, Inc. (a).........................     2,973       84,374
MTC Technologies, Inc. (a).............       849       23,246
Orbital Sciences Corp. (a).............     4,674       60,014
United Industrial Corp. ...............       853       35,288
                                                   -----------
                                                       618,285
                                                   -----------
AGRICULTURE -- 0.1%
Delta and Pine Land Co. ...............     3,078       70,825
                                                   -----------
AIR FREIGHT -- 0.1%
ABX Air, Inc. (a)......................     4,887       38,265
                                                   -----------
AIRLINES -- 0.9%
AirTran Holdings, Inc. (a).............     7,222      115,769
Continental Airlines, Inc. (Class B)
  (a)..................................     7,117      151,592
ExpressJet Holdings, Inc. (a)..........     3,188       25,791
JetBlue Airways Corp. (a)..............    13,011      200,109
SkyWest, Inc. .........................     4,888      131,292
                                                   -----------
                                                       624,553
                                                   -----------
AUTO PARTS & EQUIPMENT -- 0.1%
Accuride Corp. (a).....................     1,905       24,575
Keystone Automotive Industries, Inc.
  (a)..................................     1,276       40,168
                                                   -----------
                                                        64,743
                                                   -----------
BANKS (REGIONAL) -- 3.3%
Bank of the Ozarks, Inc. ..............       851       31,402
Boston Private Financial Holdings,
  Inc. ................................     2,442       74,286
Capitol Bancorp, Ltd. .................     1,172       43,880
Cascade Bancorp........................     1,382       31,800
Cathay General Bancorp.................     3,612      129,815
CoBiz, Inc. ...........................     1,170       21,329
East West Bancorp, Inc. ...............     4,186      152,747
EuroBancshares, Inc. (a)...............     1,063       15,063
First Community Bancorp, Inc. .........     1,265       68,778
Frontier Financial Corp. ..............     2,339       74,848
Great Southern Bancorp, Inc. ..........       848       23,413
Hanmi Financial Corp. .................     4,142       73,976
Investors Financial Services Corp. ....     5,527      203,559
Main Street Banks, Inc. ...............     1,380       37,577
MB Financial, Inc. ....................     2,334       82,624
Old Second Bancorp, Inc. ..............     1,277       39,038
PrivateBancorp, Inc. ..................     1,700       60,469
Prosperity Bancshares, Inc. ...........     2,336       67,137
S.Y. Bancorp, Inc. ....................     1,061       26,546
Signature Bank (a).....................     2,021       56,729
SVB Financial Group (a)................     2,983      139,724
Texas Capital Bancshares, Inc. (a).....     2,016       45,179
Texas Regional Bancshare, Inc. ........     3,823      108,191
Trico Bancshares.......................     1,272       29,752
UCBH Holdings, Inc. ...................     7,650      136,782
Umpqua Holdings Corp. .................     3,716      106,017
United Community Banks, Inc. ..........     2,764       73,688
Virginia Commerce Bancorp (a)..........       954       27,752

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------     -----
W Holding Co., Inc. ...................    11,153  $    91,789
Westamerica Bancorporation.............     2,659      141,113
Western Alliance Bancorp (a)...........       318        9,499
Wintrust Financial Corp. ..............     1,916      105,188
Zions Bancorp..........................         1           76
                                                   -----------
                                                     2,329,766
                                                   -----------
BEVERAGES (ALCOHOLIC) -- 0.0% (B)
Boston Beer Co., Inc. (a)..............       743       18,575
                                                   -----------
BEVERAGES (NON-ALCOHOLIC) -- 0.4%
Coca-Cola Hellenic Bottling Co. SA.....       320       13,760
Hansen Natural Corp. (a)...............     1,276      100,562
Peet's Coffee & Tea, Inc. (a)..........     1,169       35,479
PepsiAmericas, Inc. ...................     5,739      133,489
                                                   -----------
                                                       283,290
                                                   -----------
BIOTECHNOLOGY -- 4.0%
Abgenix, Inc. (a)......................     6,585      141,643
Affymetrix, Inc. (a)...................     5,498      262,530
Albany Molecular Research, Inc. (a)....     1,703       20,691
Biosite, Inc. (a)......................     1,434       80,720
Coley Pharmaceutical Group, Inc. (a)...       530        8,035
CV Therapeutics, Inc. (a)..............     3,643       90,091
Digene Corp. (a).......................     1,592       46,439
Encysive Pharmaceuticals, Inc. (a).....     4,781       37,722
Enzo Biochem, Inc. (a).................     2,552       31,696
Enzon Pharmaceuticals, Inc. (a)........     3,716       27,498
Exelixis, Inc. (a).....................     7,009       66,025
Geron Corp. (a)........................     5,313       45,745
Haemonetics Corp. (a)..................     2,140      104,560
ICOS Corp. (a).........................     4,886      135,000
Integra LifeSciences Holdings Corp.
  (a)..................................     1,489       52,800
Keryx Biopharmaceuticals, Inc. (a).....     2,658       38,913
Lexicon Genetics, Inc. (a).............     3,509       12,808
Lifecell Corp. (a).....................     2,654       50,612
Martek Biosciences Corp. (a)...........     2,557       62,928
Maxygen, Inc. (a)......................     2,232       16,762
Momenta Pharmaceuticals, Inc. (a)......     1,383       30,481
Myogen, Inc. (a).......................     1,936       58,390
Myriad Genetics, Inc. (a)..............     3,120       64,896
Nabi Biopharmaceuticals (a)............     4,888       16,521
Nektar Therapeutics (a)................     7,108      116,998
Neurocrine Biosciences, Inc. (a).......     3,026      189,821
Northfield Laboratories, Inc. (a)......     2,124       28,462
NPS Pharmaceuticals, Inc. (a)..........     3,829       45,335
Onyx Pharmaceuticals, Inc. (a).........     3,315       95,339
PDL Biopharma, Inc. (a)................     9,270      263,453
Regeneron Pharmaceuticals, Inc. (a)....     3,188       50,849
Serologicals Corp. (a).................     2,867       56,595
Techne Corp. (a).......................     2,992      168,001
Telik, Inc. (a)........................     4,391       74,603
Vertex Pharmaceuticals, Inc. (a).......     7,759      214,692
                                                   -----------
                                                     2,807,654
                                                   -----------
BROADCASTING (TV, RADIO & CABLE) -- 0.7%
Charter Communications, Inc. (a).......    33,862       41,312
CKX, Inc. (a)..........................     3,822       49,686
Crown Media Holdings, Inc. (Class A)
  (a)..................................       848        7,776
Entercom Communications Corp. (a)......     3,317       98,415
Entravision Communications Corp. (a)...     4,677       33,300

See accompanying notes to financial statements.

STREETTRACKS DJ WILSHIRE SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------     -----
Gemstar-TV Guide International, Inc.
  (a)..................................    20,928  $    54,622
Gray Television, Inc. .................     3,929       38,583
Martha Stewart Living Omnimedia, Inc.
  (Class A) (a)........................     1,699       29,614
Mediacom Communications Corp. (a)......     3,904       21,433
Salem Communications Corp. (a).........       959       16,773
Spanish Broadcasting System, Inc.
  (a)..................................     3,295       16,837
Westwood One, Inc. ....................     6,269      102,185
WorldSpace, Inc. (Class A) (a).........       959       13,915
                                                   -----------
                                                       524,451
                                                   -----------
BUILDING MATERIALS -- 0.8%
Drew Industries, Inc. (a)..............     1,381       38,930
Florida Rock Industries, Inc. .........     4,251      208,554
Genlyte Group, Inc. (a)................     2,022      108,318
Interline Brands, Inc. (a).............     2,337       53,167
Simpson Manufacturing Co., Inc. .......     3,096      112,540
Trex Co., Inc. (a).....................       852       23,899
                                                   -----------
                                                       545,408
                                                   -----------
CELLULAR/WIRELESS TELECOMMUNICATIONS -- 1.4%
Alamosa Holdings, Inc. (a).............    12,535      233,276
Atheros Communications, Inc. (a).......     2,445       31,785
Centennial Communications Corp. (a)....     2,018       31,320
Dobson Communications Corp. (Class A)
  (a)..................................    12,192       91,440
InterDigital Communications Corp.
  (a)..................................     4,582       83,942
Leap Wireless International, Inc.
  (a)..................................     3,189      120,799
Novatel Wireless, Inc. (a).............     1,912       23,154
Price Communications Corp. (a).........     3,508       52,164
SBA Communications Corp. (a)...........     6,590      117,961
Syniverse Holdings, Inc. (a)...........     2,339       48,885
Ubiquitel, Inc. (a)....................     6,267       61,981
Viasat, Inc. (a).......................     2,124       56,775
                                                   -----------
                                                       953,482
                                                   -----------
CHEMICALS (DIVERSIFIED) -- 0.2%
Celanese Corp. ........................     5,892      112,655
                                                   -----------
CHEMICALS (SPECIALTY) -- 0.6%
American Vanguard Corp. ...............     1,065       25,028
CF Industries Holdings, Inc. ..........     3,503       53,421
MacDermid, Inc. .......................     2,110       58,869
Symyx Technologies (a).................     2,658       72,537
Terra Industries, Inc. (a).............     7,759       43,450
The Scotts Co. (Class A)...............     3,731      168,790
                                                   -----------
                                                       422,095
                                                   -----------
COAL -- 0.2%
Alliance Resource Partners LP..........     1,633       60,748
Alpha Natural Resources, Inc. (a)......     3,082       59,205
                                                   -----------
                                                       119,953
                                                   -----------
COMMUNICATIONS EQUIPMENT -- 2.5%
Aeroflex, Inc. (a).....................     6,267       67,370
Arris Group, Inc. (a)..................     8,406       79,605
Avid Technology, Inc. (a)..............     3,469      189,962
Comtech Telecommunications Corp. (a)...     1,807       55,186
Harmonic, Inc. (a).....................     6,056       29,372
Hypercom Corp. (a).....................     4,142       26,467
I.C., Inc. ............................     5,632      167,496
Inter-Tel, Inc. .......................     1,699       33,249

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------     -----
JDS Uniphase Corp. (a).................    131,535 $   310,423
Loral Space & Communications, Ltd.
  (a)..................................     1,000       28,250
Netgear, Inc. (a)......................     2,657       51,147
Plantronics, Inc. .....................     4,028      113,992
Polycom, Inc. (a)......................     8,390      128,367
SafeNet, Inc. (a)......................     2,018       65,020
SonicWALL, Inc. (a)....................     4,566       36,163
Sonus Networks, Inc. (a)...............    20,716       77,064
Tekelec (a)............................     5,299       73,656
Utstarcom, Inc. (a)....................     8,391       67,631
West Corp. (a).........................     2,231       94,037
Zhone Technologies, Inc. (a)...........     9,776       20,725
                                                   -----------
                                                     1,715,182
                                                   -----------
COMPUTER SOFTWARE/SERVICES -- 9.9%
1-800-FLOWERS.COM, Inc. (Class A)
  (a)..................................     2,123       13,630
Advanced Digital Information Corp.
  (a)..................................     5,313       52,014
Agile Software Corp. (a)...............     4,142       24,769
Akamai Technologies, Inc. (a)..........    12,448      248,089
Altiris, Inc. (a)......................     1,699       28,696
Ansys, Inc. (a)........................     2,553      108,988
Anteon International Corp. (a).........     2,706      147,071
Ariba, Inc. (a)........................     5,526       40,616
Audible, Inc. (a)......................     1,484       19,055
Blackbaud, Inc. .......................     1,167       19,932
Blackboard, Inc. (a)...................     1,166       33,791
Blue Nile, Inc. (a)....................     1,332       53,693
CMGI, Inc. (a).........................    38,142       57,976
CNET Networks, Inc. (a)................    11,162      163,970
Concur Technologies, Inc. (a)..........     2,552       32,895
Covad Communications Group, Inc. (a)...    22,052       21,611
Digital Insight Corp. (a)..............     2,764       88,503
Digitas, Inc. (a)......................     7,328       91,747
Dot Hill Systems Corp. (a).............     3,614       25,045
EarthLink, Inc. (a)....................    10,835      120,377
Eclipsys Corp. (a).....................     3,291       62,299
Emdeon Corp. (a).......................    24,705      209,004
Epicor Software Corp. (a)..............     3,294       46,544
Equinix, Inc. (a)......................     2,207       89,957
eResearch Technology, Inc. (a).........     3,349       50,570
F5 Networks, Inc. (a)..................     3,176      181,635
Factset Research Systems, Inc. ........     3,081      126,814
FTD Group, Inc. (a)....................     1,166       12,115
Hyperion Solutions Corp. (a)...........     4,948      177,237
i2 Technologies, Inc. (a)..............       959       13,531
IDX Systems Corp. (a)..................     1,789       78,573
IHS, Inc. (a)..........................     1,172       24,049
Informatica Corp. (a)..................     7,227       86,724
Infospace, Inc. (a)....................     2,423       62,562
InPhonic, Inc. (a).....................     1,595       13,861
Internet Security Systems, Inc. (a)....     3,185       66,726
InterVoice, Inc. (a)...................     3,188       25,376
Interwoven, Inc. (a)...................     3,081       26,096
Ipass Inc. (a).........................     4,035       26,470
iVillage, Inc. (a).....................     4,571       36,659
JDA Software Group, Inc. (a)...........     2,443       41,555
Jupitermedia Corp. (a).................     1,806       26,693
Kanbay International, Inc. (a).........     1,913       30,398

See accompanying notes to financial statements.

STREETTRACKS DJ WILSHIRE SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------     -----
Komag, Inc. (a)........................     2,407  $    83,427
Lawson Software, Inc. (a)..............     4,993       36,699
Lexar Media, Inc. (a)..................     6,270       51,477
Lionbridge Technologies, Inc. (a)......     3,610       25,342
Macrovision Corp. (a)..................     4,144       69,329
Manhattan Associates, Inc. (a).........     2,446       50,094
Maxtor Corp. (a).......................    20,720      143,797
Micromuse, Inc. (a)....................     6,690       66,164
MicroStrategy Inc. (a).................       854       70,660
Netratings, Inc. (a)...................       853       10,517
NIC, Inc. (a)..........................     2,654       16,349
Nuance Communications, Inc. (a)........    10,409       79,421
Nutri/System, Inc. (a).................     2,230       80,325
Open Solutions, Inc. (a)...............     1,490       34,151
Openwave Systems, Inc. (a).............     7,240      126,483
Opsware, Inc. (a)......................     6,690       45,425
Overstock.com, Inc. (a)................     1,061       29,867
Packeteer, Inc. (a)....................     2,784       21,632
Parametric Technology Corp. (a)........    22,523      137,390
PDF Solutions, Inc. (a)................     1,487       24,164
Per-Se Technologies, Inc. (a)..........     2,248       52,513
Priceline.com, Inc. (a)................     2,019       45,064
Progress Software Corp. (a)............     3,190       90,532
ProQuest Co. (a).......................     1,910       53,308
Quality Systems, Inc. (a)..............       637       48,896
Quantum Corp. (a)......................    15,191       46,333
Quest Software, Inc. (a)...............     4,354       63,525
RealNetworks, Inc. (a).................     9,455       73,371
Red Hat, Inc. (a)......................    13,857      377,465
Redback Networks, Inc. (a).............     4,359       61,288
RSA Security, Inc. (a).................     5,951       66,830
S1 Corp. (a)...........................     5,628       24,482
Salesforce.com, Inc. (a)...............     6,586      211,081
Sapient Corp. (a)......................     6,696       38,100
SERENA Software, Inc. (a)..............     2,234       52,365
SRA International, Inc. (a)............     2,960       90,398
SSA Global Technologies, Inc. (a)......       744       13,533
Stamps.com, Inc. (a)...................     1,591       36,529
Sybase, Inc. (a).......................     7,543      164,890
Syntel, Inc. ..........................     1,060       22,080
Take-Two Interactive Software, Inc.
  (a)..................................     5,855      103,633
Talx Corp. ............................     1,596       72,953
The TriZetto Group, Inc. (a)...........     3,509       59,618
TIBCO Software, Inc. (a)...............    16,679      124,592
Transaction Systems Architects, Inc.
  (a)..................................     3,188       91,782
Travelzoo, Inc. (a)....................       214        4,708
Trident Microsystems, Inc. (a).........     4,034       72,612
Tyler Technologies, Inc. (a)...........     2,977       26,138
Ulticom, Inc. (a)......................     1,061       10,408
United Online, Inc. ...................     5,310       75,508
Valueclick, Inc. (a)...................     8,140      147,415
VeriFone Holdings, Inc. (a)............     3,140       79,442
Verint Systems, Inc. (a)...............     1,061       36,573
Vignette Corp. (a).....................     2,444       39,862
WebEx Communications, Inc. (a).........     2,656       57,449
Wind River Systems, Inc. (a)...........     6,584       97,246
Witness Systems, Inc. (a)..............     2,233       43,923
                                                   -----------
                                                     6,887,074
                                                   -----------

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------     -----
COMPUTERS (HARDWARE) -- 0.9%
Brocade Communications Systems, Inc.
  (a)..................................    21,992  $    89,507
Echelon Corp. (a)......................     2,762       21,626
Intergraph Corp. (a)...................     2,407      119,893
Jack Henry & Associates, Inc. .........     6,376      121,654
Kronos, Inc. (a).......................     2,575      107,789
McDATA Corp. (Class A) (a).............    13,065       49,647
Mercury Computer System, Inc. (a)......     1,789       36,907
MTS Systems Corp. .....................     1,698       58,819
Stratasys, Inc. (a)....................       851       21,284
                                                   -----------
                                                       627,126
                                                   -----------
COMPUTERS (NETWORKING) -- 0.2%
Foundry Networks, Inc. (a).............     9,986      137,907
                                                   -----------
COMPUTERS (PERIPHERALS) -- 0.8%
MICROS Systems, Inc. (a)...............     3,137      151,580
Synaptics, Inc. (a)....................     1,930       47,710
Western Digital Corp. (a)..............    17,912      333,342
                                                   -----------
                                                       532,632
                                                   -----------
CONSUMER (JEWELRY/NOVELTIES) -- 0.1%
Fossil, Inc. (a).......................     4,058       87,288
                                                   -----------
CONSUMER FINANCE -- 0.2%
CompuCredit Corp. (a)..................     2,671      102,780
WFS Financial, Inc. (a)................       532       40,512
                                                   -----------
                                                       143,292
                                                   -----------
CONTAINERS (METALS & GLASS) -- 0.1%
Silgan Holdings, Inc. .................     1,911       69,025
                                                   -----------
CONTAINERS/PACKAGING (PAPER & PLASTIC) -- 0.0% (B)
Graphic Packaging Corp. (a)............     8,394       19,138
                                                   -----------
DISTRIBUTION/WHOLESALE -- 0.7%
Aviall, Inc. (a).......................     2,340       67,392
Beacon Roofing Supply, Inc. (a)........     2,187       62,833
Brightpoint, Inc. (a)..................     2,125       58,926
Central European Distribution Corp.
  (a)..................................     1,060       42,548
LKQ Corp. (a)..........................     1,895       65,605
Scansource, Inc. (a)...................     1,061       58,016
Wesco International, Inc. (a)..........     3,932      168,014
                                                   -----------
                                                       523,334
                                                   -----------
DISTRIBUTORS (FOOD & HEALTH) -- 0.2%
Performance Food Group Co. (a).........     3,084       87,493
United Natural Foods, Inc. (a).........     3,062       80,837
                                                   -----------
                                                       168,330
                                                   -----------
ELECTRICAL EQUIPMENT -- 0.7%
American Superconductor Corp. (a)......     2,761       21,729
Avocent Corp. (a)......................     4,120      112,023
Dolby Laboratories, Inc. (a)...........     2,759       47,041
Encore Wire Corp. (a)..................     1,382       31,454
Energy Conversion Devices, Inc. (a)....     2,361       96,211
Greatbatch, Inc. (a)...................     1,805       46,948
Intermagnetics General Corp. (a).......     2,338       74,582
Medis Technologies, Ltd. (a)...........     1,169       17,196
Vicor Corp. ...........................     1,592       25,170
                                                   -----------
                                                       472,354
                                                   -----------

See accompanying notes to financial statements.

STREETTRACKS DJ WILSHIRE SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------     -----
ELECTRONICS (COMPONENT DISTRIBUTION) -- 0.6%
Benchmark Electronics, Inc. (a)........     3,227  $   108,524
Daktronics, Inc. ......................     1,380       40,807
Excel Technology, Inc. (a).............     1,059       25,183
II-VI, Inc. (a)........................     2,021       36,115
Rofin-Sinar Technologies, Inc. (a).....     1,274       55,381
Rogers Corp. (a).......................     1,383       54,186
Varian, Inc. (a).......................     2,732      108,706
                                                   -----------
                                                       428,902
                                                   -----------
ELECTRONICS (DEFENSE) -- 0.4%
American Science & Engineering, Inc.
  (a)..................................       640       39,917
EDO Corp. .............................     1,277       34,556
Engineered Support Systems, Inc. ......     3,483      145,032
Taser International, Inc. (a)..........     5,121       35,744
                                                   -----------
                                                       255,249
                                                   -----------
ELECTRONICS (INSTRUMENT) -- 1.4%
Analogic Corp. ........................       954       45,649
Cogent, Inc. (a).......................     3,292       74,662
FARO Technologies, Inc. (a)............       958       19,160
FEI Co. (a)............................     2,122       40,679
FLIR Systems, Inc. (a).................     5,707      127,437
Identix, Inc. (a)......................     7,436       37,254
Itron, Inc. (a)........................     1,915       76,677
Measurement Specialties, Inc. (a)......     1,062       25,860
Mentor Graphics Corp. (a)..............     6,373       65,897
Metrologic Instruments, Inc. (a).......       852       16,409
Molecular Devices Corp. (a)............     1,486       42,990
National Instruments Corp. ............     4,381      140,411
Sonic Solutions, Inc. (a)..............     2,016       30,462
Tivo, Inc. (a).........................     6,165       31,565
Trimble Navigation, Ltd. (a)...........     4,505      159,882
TTM Technologies, Inc. (a).............     3,084       28,990
                                                   -----------
                                                       963,984
                                                   -----------
ELECTRONICS (SEMICONDUCTORS) -- 3.9%
Advanced Analogic Technologies, Inc.
  (a)..................................       852       11,800
Agere Systems, Inc. (a)................    15,191      195,964
Amkor Technology, Inc. (a).............     7,651       42,846
Applied Micro Circuits Corp. (a).......    26,133       67,162
Cree, Inc. (a).........................     6,143      155,049
Diodes, Inc. (a).......................     1,439       44,665
DSP Group, Inc. (a)....................     2,440       61,146
Fairchild Semiconductor International,
  Inc. (a).............................     9,989      168,914
Intersil Corp. (Class A)...............    12,642      314,533
Kopin Corp. (a)........................     5,846       31,276
MEMC Electronic Materials, Inc. (a)....    12,539      277,990
Microsemi Corp. (a)....................     4,959      137,166
OmniVision Technologies, Inc. (a)......     4,759       94,990
ON Semiconductor Corp. (a).............     8,604       47,580
Pixelworks, Inc. (a)...................     3,928       19,954
PMC-Sierra, Inc. (a)...................    15,299      117,955
PortalPlayer, Inc. (a).................     1,061       30,048
Power Integrations, Inc. (a)...........     2,510       59,763
Rambus, Inc. (a).......................     8,074      130,718
Semtech Corp. (a)......................     6,267      114,435
Silicon Image, Inc. (a)................     6,361       57,567
Silicon Laboratories, Inc. (a).........     3,430      125,744
Silicon Storage Technology, Inc. (a)...     7,439       37,567

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------     -----
Sirf Technology Holdings, Inc. (a).....     2,975  $    88,655
Skyworks Solutions, Inc. (a)...........    13,067       66,511
Ultratech, Inc. (a)....................     1,809       29,704
Varian Semiconductor Equipment
  Associates, Inc. (a).................     3,019      132,625
Zoran Corp. (a)........................     3,613       58,567
                                                   -----------
                                                     2,720,894
                                                   -----------
ENERGY-ALTERNATE SOURCES -- 0.2%
Evergreen Solar, Inc. (a)..............     4,247       45,231
FuelCell Energy, Inc. (a)..............     3,648       30,899
Plug Power, Inc. (a)...................     5,419       27,799
Syntroleum Corp. (a)...................     3,506       31,659
                                                   -----------
                                                       135,588
                                                   -----------
ENGINEERING & CONSTRUCTION -- 0.1%
Infrasource Services, Inc. (a).........     1,167       15,264
Perini Corp. (a).......................     1,567       37,843
                                                   -----------
                                                        53,107
                                                   -----------
ENTERTAINMENT -- 0.4%
DreamWorks Animation SKG, Inc. (Class
  A) (a)...............................     3,757       92,272
Shuffle Master, Inc. (a)...............     2,973       74,741
Speedway Motorsports, Inc. ............     1,167       40,460
Warner Music Group Corp. ..............     3,826       73,727
                                                   -----------
                                                       281,200
                                                   -----------
ENVIRONMENTAL CONTROL -- 1.1%
Allied Waste Industries, Inc. (a)......    17,850      156,009
Metal Management, Inc. ................     2,000       46,520
Mine Safety Appliances Co. ............     2,337       84,623
Stericycle, Inc. (a)...................     3,761      221,448
Tetra Tech, Inc. (a)...................     4,677       73,288
Tetra Technologies, Inc. (a)...........     2,868       87,531
Waste Connections, Inc. (a)............     3,845      132,499
                                                   -----------
                                                       801,918
                                                   -----------
EQUIPMENT (SEMICONDUCTORS) -- 0.9%
Atmel Corp. (a)........................    37,078      114,571
ATMI, Inc. (a).........................     3,127       87,462
Cabot Microelectronics Corp. (a).......     2,118       62,121
Cirrus Logic, Inc. (a).................     6,478       43,273
Cymer, Inc. (a)........................     3,082      109,442
Formfactor, Inc. (a)...................     2,446       59,756
Genesis Microchip, Inc. (a)............     2,763       49,983
Hittite Microwave Corp. (a)............       426        9,857
Mattson Technology, Inc. (a)...........     3,399       34,194
Micrel, Inc. (a).......................     5,028       58,325
Sigmatel, Inc. (a).....................     2,231       29,226
                                                   -----------
                                                       658,210
                                                   -----------
FINANCIAL (DIVERSIFIED) -- 1.4%
Accredited Home Lenders Holding Co.
  (a)..................................     1,577       78,188
Advanta Corp. (Class B)................     1,800       58,392
Asset Acceptance Capital Corp. (a).....     1,274       28,614
Collegiate Funding Services LLC (a)....     1,063       20,994
Commercial Capital Bancorp, Inc. ......     4,158       71,185
Doral Financial Corp. .................     7,859       83,305
Encore Capital Group, Inc. (a).........     1,277       22,156
eSpeed, Inc. (a).......................     2,445       18,851

See accompanying notes to financial statements.

STREETTRACKS DJ WILSHIRE SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------     -----
First Marblehead Corp. ................     2,760  $    90,693
GFI Group, Inc. (a)....................       533       25,280
International Securities Exchange, Inc.
  (a)..................................     2,884       79,368
Nasdaq Stock Market, Inc. (a)..........     4,976      175,056
Portfolio Recovery Associates, Inc.
  (a)..................................     1,277       59,304
Walter Industries, Inc. ...............     3,233      160,745
                                                   -----------
                                                       972,131
                                                   -----------
FOOD PRODUCTS -- 0.4%
Flowers Foods, Inc. ...................     4,761      131,213
J&J Snack Foods Corp. .................       533       31,665
Sanderson Farms, Inc. .................     1,698       51,840
Seaboard Corp. ........................        31       46,841
TreeHouse Foods, Inc. (a)..............     2,547       47,680
                                                   -----------
                                                       309,239
                                                   -----------
FOOTWEAR -- 0.7%
Deckers Outdoor Corp. (a)..............       851       23,505
K-Swiss, Inc. (Class A)................     1,593       51,677
Kenneth Cole Productions, Inc. (Class
  A)...................................       847       21,598
Reebok International, Ltd. ............     4,133      240,665
The Timberland Co. (Class A) (a).......     4,666      151,878
                                                   -----------
                                                       489,323
                                                   -----------
GAMING & LOTTERY -- 0.6%
Alliance Gaming Corp. (a)..............     3,931       51,182
Kerzner International, Ltd. (a)........     2,445      168,094
Multimedia Games, Inc. (a).............     2,338       21,626
Scientific Games Corp. (ClassA) (a)....     5,449      148,649
                                                   -----------
                                                       389,551
                                                   -----------
GOLD/PRECIOUS METALS MINING -- 0.5%
Glamis Gold, Ltd. (a)..................    11,046      303,544
Royal Gold, Inc. ......................     1,804       62,653
                                                   -----------
                                                       366,197
                                                   -----------
HAND/MACHINE TOOLS -- 0.2%
CLARCOR, Inc. .........................     4,338      128,882
                                                   -----------
HEALTH CARE (DRUGS/PHARMACEUTICALS) -- 2.1%
Adams Respiratory Therapeutics, Inc.
  (a)..................................       745       30,292
Adolor Corp. (a).......................     3,082       44,997
American Pharmaceutical Partners, Inc.
  (a)..................................     1,899       73,662
Cubist Pharmaceuticals, Inc. (a).......     4,463       94,839
First Horizon Pharmaceutical Corp.
  (a)..................................     2,232       38,502
Herbalife, Ltd. (a)....................     2,336       75,967
Idenix Pharmaceuticals, Inc. (a).......     1,699       29,070
Kos Pharmaceuticals, Inc. (a)..........     1,771       91,614
Mannatech, Inc. .......................     1,274       17,594
Medarex, Inc. (a)......................     9,246      128,057
Medicis Pharmaceutical Corp. (Class
  A)...................................     4,493      144,001
New River Pharmaceuticals, Inc. (a)....       531       27,548
OSI Pharmaceuticals, Inc. (a)..........     4,668      130,891
Par Pharmaceutical Cos., Inc. (a)......     2,822       88,441
Pharmion Corp. (a).....................     1,596       28,361
Rigel Pharmaceuticals, Inc. (a)........     2,016       16,854
Salix Pharmaceuticals, Ltd. (a)........     3,719       65,380
United Therapeutics Corp. (a)..........     1,842      127,319
USANA Health Sciences, Inc. (a)........       953       36,557

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------     -----
Valeant Pharmaceuticals
  International........................     7,651  $   138,330
Zymogenetics, Inc. (a).................     2,657       45,195
                                                   -----------
                                                     1,473,471
                                                   -----------
HEALTH CARE (MEDICAL PRODUCTS/SUPPLIES) -- 6.8%
Align Technology, Inc. (a).............     2,658       17,197
Alkermes, Inc. (a).....................     7,542      144,203
American Medical Systems Holdings, Inc.
  (a)..................................     5,373       95,801
Amylin Pharmaceuticals, Inc. (a).......     8,394      335,088
Animas Corp. (a).......................     1,169       28,231
Arrow International, Inc. .............     1,809       52,443
Arthrocare Corp. (a)...................     2,062       86,893
Aspect Medical Systems, Inc. (a).......     1,275       43,796
Bio-Rad Laboratories, Inc. (Class A)
  (a)..................................     1,522       99,600
Cepheid, Inc. (a)......................     3,509       30,809
Cyberonics, Inc. (a)...................     1,781       57,526
Diagnostic Products Corp. .............     1,901       92,294
Edwards Lifesciences Corp. (a).........     4,983      207,343
ev3, Inc. (a)..........................       958       14,121
Foxhollow Technologies, Inc. (a).......     1,063       31,667
Gen-Probe, Inc. (a)....................     4,146      202,283
HealthTronics, Inc. (a)................     2,763       21,137
Hologic, Inc. (a)......................     3,614      137,043
ICU Medical, Inc. (a)..................     1,062       41,641
IDEXX Laboratories, Inc. (a)...........     2,772      199,529
Immucor, Inc. (a)......................     3,765       87,950
INAMED Corp. (a).......................     3,004      263,391
Intuitive Surgical, Inc. (a)...........     2,924      342,897
Inverness Medical Innovations, Inc.
  (a)..................................     1,702       40,354
Kensey Nash Corp. (a)..................       957       21,083
Kyphon, Inc. (a).......................     3,079      125,716
Laserscope (a).........................     1,592       35,756
LCA-Vision, Inc. ......................     1,382       65,659
Lifeline Systems, Inc. (a).............     1,061       38,790
Mentor Corp. ..........................     3,099      142,802
Merit Medical Systems, Inc. (a)........     2,230       27,072
MGI Pharma, Inc. (a)...................     5,935      101,845
Noven Pharmaceuticals, Inc. (a)........     1,915       28,974
OraSure Technologies, Inc. (a).........     3,504       30,905
Palomar Medical Technologies, Inc.
  (a)..................................     1,276       44,711
ResMed, Inc. (a).......................     5,736      219,746
Respironics, Inc. (a)..................     5,966      221,160
Rotech Healthcare, Inc. (a)............     1,381       23,146
Sierra Health Services, Inc. (a).......     2,158      172,554
SonoSite, Inc. (a).....................     1,061       37,146
SurModics, Inc. (a)....................     1,275       47,162
Sybron Dental Specialties, Inc. (a)....     3,242      129,064
Symmetry Medical, Inc. (a).............     1,914       37,112
The Medicines Co. (a)..................     3,800       66,310
Thoratec Corp. (a).....................     3,507       72,560
TriPath Imaging, Inc. (a)..............     2,335       14,103
Ventana Medical Systems, Inc. (a)......     2,690      113,921
Viasys Healthcare, Inc. (a)............     2,232       57,362
Vital Signs, Inc. .....................       530       22,695
WellCare Health Plans, Inc. (a)........     2,445       99,878
Wright Medical Group, Inc. (a).........     2,229       45,472
                                                   -----------
                                                     4,715,941
                                                   -----------

See accompanying notes to financial statements.

STREETTRACKS DJ WILSHIRE SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------     -----
HEALTH CARE (SPECIAL SERVICES) -- 4.1%
Alliance Imaging, Inc. (a).............     1,063  $     6,325
Allscripts Healthcare Solutions, Inc.
  (a)..................................     2,441       32,709
Amedisys, Inc. (a).....................     1,168       49,336
American Healthways, Inc. (a)..........     2,706      122,446
American Retirement Corp. (a)..........     2,549       64,056
AMERIGROUP Corp. (a)...................     4,184       81,421
Amsurg Corp. (a).......................     2,445       55,893
Andrx Corp. (a)........................     6,159      101,439
Apria Healthcare Group, Inc. (a).......     4,146       99,960
Atherogenics, Inc. (a).................     2,973       59,490
Beverly Enterprises, Inc. (a)..........     8,393       97,946
BioMarin Pharmaceuticals, Inc. (a).....     6,161       66,416
Brookdale Senior Living, Inc. .........       900       26,829
Centene Corp. (a)......................     3,500       92,015
Cerner Corp. (a).......................     2,414      219,457
Connetics Corp. (a)....................     2,975       42,989
Conor Medsystems, Inc. (a).............     2,229       43,131
Cypress Bioscience, Inc. (a)...........     2,338       13,514
Dendreon Corp. (a).....................     4,566       24,748
Dendrite International, Inc. (a).......     3,188       45,939
Discovery Laboratories, Inc. (a).......     4,464       29,819
Gentiva Health Services, Inc. (a)......     2,021       29,790
HealthExtras, Inc. (a).................     1,911       47,966
I-Flow Corp. (a).......................     1,806       26,404
Inspire Pharmaceuticals, Inc. (a)......     3,190       16,205
InterMune, Inc. (a)....................     2,138       35,918
Isis Pharmaceuticals, Inc. (a).........     4,355       22,820
LifePoint Hospitals, Inc. (a)..........     4,250      159,375
MannKind Corp. (a).....................     2,607       29,355
Matria Healthcare, Inc. (a)............     1,701       65,931
Molina Healthcare, Inc. (a)............       956       25,468
National Healthcare Corp. .............       543       20,297
NitroMed, Inc. (a).....................     1,488       20,758
Odyssey Healthcare, Inc. (a)...........     2,870       53,497
Option Care, Inc. .....................     1,703       22,752
Pediatrix Medical Group, Inc. (a)......     1,906      168,814
Psychiatric Solutions, Inc. (a)........     2,018      118,537
Renal Care Group, Inc. (a).............     5,631      266,403
Sunrise Assisted Living, Inc. (a)......     2,973      100,220
Symbion, Inc. (a)......................     1,381       31,763
Tanox, Inc. (a)........................     2,019       33,051
Theravance, Inc. (a)...................     3,401       76,590
United Surgical Partners (a)...........     3,631      116,737
                                                   -----------
                                                     2,864,529
                                                   -----------
HOMEBUILDING -- 0.7%
Brookfield Homes Corp. ................     1,062       52,813
Levitt Corp. (Class A).................     1,382       31,427
Meritage Homes Corp. (a)...............     1,882      118,415
Technical Olympic USA, Inc. ...........     1,272       26,827
Thor Industries, Inc. .................     3,292      131,910
William Lyon Homes, Inc. (a)...........       212       21,391
Winnebago Industries, Inc. ............     2,782       92,585
                                                   -----------
                                                       475,368
                                                   -----------
HOUSEHOLD FURNISHINGS & APPLIANCES -- 0.1%
Tempur-Pedic International, Inc. (a)...     3,823       43,964
                                                   -----------

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------     -----
HOUSEHOLD PRODUCTS (NON-DURABLE) -- 0.5%
Church & Dwight Co., Inc. .............     5,321  $   175,753
Helen of Troy, Ltd. (a)................     1,804       29,062
Jarden Corp. (a).......................     2,609       78,661
Prestige Brands Holdings, Inc. (a).....     2,973       37,163
                                                   -----------
                                                       320,639
                                                   -----------
INDUSTRIAL GOODS & SERVICES -- 0.2%
MSC Industrial Direct Co., Inc. (Class
  A)...................................     3,832      154,123
                                                   -----------
INSURANCE BROKERS -- 0.2%
Hilb Rogal and Hobbs Co. ..............     2,693      103,708
USI Holdings Corp. (a).................     3,186       43,871
                                                   -----------
                                                       147,579
                                                   -----------
INSURANCE (LIFE/HEALTH) -- 0.3%
American Equity Investment Life Holding
  Co...................................     3,760       49,068
Scottish Re Group, Ltd. ...............     3,690       90,589
Universal American Financial Corp.
  (a)..................................     3,185       48,030
                                                   -----------
                                                       187,687
                                                   -----------
INSURANCE (MULTI-LINE) -- 0.4%
HCC Insurance Holdings, Inc. ..........     9,104      270,207
                                                   -----------
INSURANCE (PROPERTY/CASUALTY) -- 0.5%
Arch Capital Group, Ltd. (a)...........     2,555      139,886
First Acceptance Corp. (a).............     2,125       21,866
Navigators Group, Inc. (a).............       957       41,735
Philadelphia Consolidated Holding Corp.
  (a)..................................     1,564      151,223
                                                   -----------
                                                       354,710
                                                   -----------
INVESTMENT BANKING/BROKERAGE -- 0.3%
Greenhill & Co., Inc. .................       745       41,839
GSI Commerce, Inc. (a).................     1,485       22,409
j2 Global Communications, Inc. (a).....     1,915       81,847
optionsXpress Holdings, Inc. ..........     2,233       54,820
                                                   -----------
                                                       200,915
                                                   -----------
INVESTMENT MANAGEMENT -- 0.6%
Affiliated Managers Group, Inc. (a)....     2,778      222,934
Calamos Asset Management, Inc. (Class
  B)...................................     1,913       60,164
National Financial Partners Corp. .....     2,761      145,091
                                                   -----------
                                                       428,189
                                                   -----------
LEISURE TIME (PRODUCTS) -- 0.9%
Life Time Fitness, Inc. (a)............     1,489       56,716
Leapfrog Enterprises, Inc. (a).........     2,232       26,003
MarineMax, Inc. (a)....................     1,277       40,315
Marine Products Corp. .................     1,275       13,375
Marvel Entertainment, Inc. (a).........     6,162      100,933
RC2 Corp. (a)..........................     1,700       60,384
SCP Pool Corp. ........................     4,411      164,177
West Marine, Inc. (a)..................     1,168       16,329
WMS Industries, Inc. (a)...............     2,300       57,707
                                                   -----------
                                                       660,342
                                                   -----------
LODGING (HOTELS) -- 0.2%
Ameristar Casinos, Inc. ...............     1,914       43,448
Choice Hotels International, Inc. .....     2,979      124,403
                                                   -----------
                                                       167,851
                                                   -----------
MACHINERY (DIVERSIFIED) -- 0.8%
Bucyrus International, Inc. (Class
  A)...................................     1,699       89,537
Cognex Corp. ..........................     3,313       99,688

See accompanying notes to financial statements.

STREETTRACKS DJ WILSHIRE SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------     -----
Flowserve Corp. (a)....................     4,673  $   184,864
Franklin Electric Co., Inc. ...........     1,278       50,532
Input/Output, Inc. (a).................     5,632       39,593
Middleby Corp. (a).....................       530       45,845
PAREXEL International Corp. (a)........     2,229       45,160
Presstek, Inc. (a).....................     2,336       21,117
                                                   -----------
                                                       576,336
                                                   -----------
MANUFACTURING (DIVERSIFIED) -- 1.1%
Acuity Brands, Inc. ...................     3,610      114,798
Ceradyne, Inc. (a).....................     1,912       83,746
ESCO Technologies, Inc. (a)............     2,147       95,520
Griffon Corp. (a)......................     2,231       53,120
Hexcel Corp. (a).......................     5,524       99,708
Matthews International Corp. (Class
  A)...................................     2,651       96,523
Photon Dynamics, Inc. (a)..............     1,448       26,470
Raven Industries, Inc. ................     1,384       39,928
The Toro Co. ..........................     3,655      159,979
                                                   -----------
                                                       769,792
                                                   -----------
MANUFACTURING (SPECIALIZED) -- 0.2%
Dionex Corp. (a).......................     1,644       80,688
Oakley, Inc. ..........................     2,229       32,744
                                                   -----------
                                                       113,432
                                                   -----------
METAL FABRICATORS -- 0.0% (B)
Earle M. Jorgensen Co. (a).............     2,124       19,605
                                                   -----------
METALS MINING -- 0.3%
Actuant Corp. (Class A)................     2,177      121,477
Coeur d' Alene Mines Corp. (a).........    19,975       79,900
Hecla Mining Co. (a)...................     9,883       40,125
                                                   -----------
                                                       241,502
                                                   -----------
NATURAL GAS (DISTRIBUTION/PIPE LINE) -- 1.0%
Crosstex Energy LP.....................     1,057       36,023
Enbridge Energy Management LLC (a).....       760       34,449
Energen Corp. .........................     5,522      200,559
Kinder Morgan Management LLC (a).......     3,614      164,292
Western Gas Resources, Inc. ...........     5,354      252,120
                                                   -----------
                                                       687,443
                                                   -----------
OFFICE EQUIPMENT & SUPPLIES -- 0.2%
ACCO Brands Corp. (a)..................     3,610       88,445
John H. Harland Co. ...................     2,337       87,871
                                                   -----------
                                                       176,316
                                                   -----------
OFFICE FURNISHINGS -- 0.4%
HNI Corp. .............................     3,667      201,429
Knoll, Inc. ...........................     1,702       29,121
Steelcase, Inc. (Class A)..............     4,570       72,343
                                                   -----------
                                                       302,893
                                                   -----------
OIL & GAS (DRILLING & EQUIPMENT) -- 3.2%
Atlas America, Inc. (a)................     1,062       63,954
Atwood Oceanics, Inc. (a)..............     1,077       84,038
Basic Energy Services, Inc. (a)........     1,000       19,950
CARBO Ceramics, Inc. ..................     1,595       90,149
Dresser-Rand Group, Inc. (a)...........     2,233       53,994
Dril-Quip, Inc. (a)....................       837       39,506
FMC Technologies, Inc. (a).............     5,719      245,460

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------     -----
Global Industries, Inc. (a)............     6,479  $    73,537
Grey Wolf, Inc. (a)....................    16,041      123,997
Helmerich & Payne, Inc. ...............     3,818      236,372
Hercules Offshore, Inc. (a)............       852       24,205
Hornbeck Offshore Services, Inc. (a)...     1,699       55,557
Hydril (a).............................     1,596       99,910
Lufkin Industries, Inc. ...............     1,169       58,298
Maverick Tube Corp. (a)................     3,616      144,134
Oceaneering International, Inc. (a)....     2,122      105,633
Offshore Logistics, Inc. (a)...........     1,807       52,764
Oil States International, Inc. (a).....     2,548       80,721
Parker Drilling Co. (a)................     7,966       86,272
Pioneer Drilling Co. (a)...............     3,188       57,161
Superior Energy Services, Inc. (a).....     6,270      131,984
Superior Well Services, Inc. (a).......       532       12,640
Todco (Class A) (a)....................     5,108      194,410
W-H Energy Services, Inc. (a)..........     2,338       77,341
                                                   -----------
                                                     2,211,987
                                                   -----------
OIL & GAS (EXPLORATION/PRODUCTS) -- 4.5%
ATP Oil & Gas Corp. (a)................     1,592       58,920
Berry Petroleum Co. (Class A)..........     1,591       91,005
Bill Barrett Corp. (a).................     2,337       90,232
Bois d'Arc Energy, Inc. (a)............     1,691       26,819
Brigham Exploration Co. (a)............     2,591       30,729
Cabot Oil & Gas Corp. .................     4,096      184,730
Cal Dive International, Inc. (a).......     5,836      209,454
Cheniere Energy, Inc. (a)..............     4,295      159,860
Cimarex Energy Co. (a).................     6,801      292,511
Comstock Resources, Inc. (a)...........     3,401      103,764
Delta Petroleum Corp. (a)..............     3,251       70,774
Denbury Resources, Inc. (a)............     9,145      208,323
Encore Aquisition Co. (a)..............     3,902      125,020
Energy Partners, Ltd. (a)..............     2,871       62,559
Enterprise GP Holdings LP..............       851       32,100
FX Energy, Inc. (a)....................     2,868       22,887
Gasco Energy, Inc. (a).................     6,800       44,404
KCS Energy, Inc. (a)...................     4,141      100,295
Newpark Resources, Inc. (a)............     7,014       53,517
Penn Virginia Corp. ...................     1,381       79,269
Petroleum Development Corp. (a)........     1,380       46,009
Quicksilver Resources, Inc. (a)........     4,464      187,533
Range Resources Corp. .................    10,566      278,308
Remington Oil & Gas Corp. (a)..........     1,808       65,992
St. Mary Land & Exploration Co. .......     4,840      178,160
Swift Energy Co. (a)...................     2,338      105,374
Unit Corp. (a).........................     3,236      178,077
W&T Offshore, Inc. ....................     1,489       43,777
                                                   -----------
                                                     3,130,402
                                                   -----------
OIL & GAS (REFINING & MARKETING) -- 0.6%
Alon USA Energy, Inc. (a)..............       850       16,703
Crosstex Energy, Inc. .................       639       40,295
Frontier Oil Corp. ....................     4,570      171,512
Giant Industries, Inc. (a).............     1,061       55,130
Holly Corp. ...........................     2,021      118,976
                                                   -----------
                                                       402,616
                                                   -----------

See accompanying notes to financial statements.

STREETTRACKS DJ WILSHIRE SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------     -----
OIL (INTEGRATED) -- 0.3%
BP Prudhoe Bay Royalty Trust...........     1,806  $   120,280
World Fuel Services Corp. .............     2,232       75,263
                                                   -----------
                                                       195,543
                                                   -----------
PERSONAL CARE -- 0.3%
Chattem, Inc. (a)......................     1,277       46,470
Elizabeth Arden, Inc. (a)..............     2,019       40,501
NBTY, Inc. (a).........................     5,057       82,177
Revlon, Inc. (Class A) (a).............    12,432       38,539
                                                   -----------
                                                       207,687
                                                   -----------
POWER PRODUCERS (INDEPENDENT) -- 0.2%
Headwaters, Inc. (a)...................     3,490      123,686
Ormat Technologies, Inc. ..............       532       13,906
                                                   -----------
                                                       137,592
                                                   -----------
PUBLISHING -- 0.4%
Courier Corp. .........................       954       32,760
John Wiley & Sons, Inc. (Class A)......     3,727      145,502
Reader's Digest Association, Inc. .....     8,126      123,678
                                                   -----------
                                                       301,940
                                                   -----------
PUBLISHING (NEWSPAPERS) -- 0.2%
Dow Jones & Co., Inc. .................     3,823      135,678
                                                   -----------
REAL ESTATE INVESTMENT TRUST -- 1.1%
Alexander's, Inc. (a)..................       210       51,555
American Real Estate Partners LP.......     1,064       41,017
CapitalSource, Inc. (a)................     8,636      193,446
CB Richard Ellis Group, Inc. (Class A)
  (a)..................................     5,057      297,604
Global Signal, Inc. ...................     1,703       73,502
Jones Lang LaSalle, Inc. ..............     2,425      122,099
                                                   -----------
                                                       779,223
                                                   -----------
REINSURANCE -- 0.7%
Axis Capital Holdings, Ltd. ...........    10,200      319,056
Odyssey Re Holdings Corp. .............     1,463       36,692
Platinum Underwriters Holdings,
  Ltd. ................................     4,124      128,133
                                                   -----------
                                                       483,881
                                                   -----------
RESTAURANTS -- 2.5%
Applebees International, Inc. .........     6,798      153,567
BJ's Restaurants, Inc. (a).............     1,169       26,723
California Pizza Kitchen, Inc. (a).....     1,595       50,992
CBRL Group, Inc. ......................     3,871      136,066
CEC Entertainment, Inc. (a)............     3,029      103,107
Krispy Kreme Doughnuts, Inc. (a).......     4,884       28,034
Jack in the Box, Inc. (a)..............     3,086      107,794
O'Charleys, Inc. (a)...................     1,805       27,996
P F Chang's China Bistro, Inc. (a).....     2,030      100,749
Panera Bread Co. (Class A) (a).........     2,434      159,865
Papa John's International, Inc. (a)....       971       57,590
Rare Hospitality International, Inc.
  (a)..................................     2,867       87,128
Red Robin Gourmet Burgers, Inc. (a)....     1,062       54,120
Ruby Tuesday, Inc. ....................     5,302      137,269
Ruth's Chris Steak House, Inc. (a).....     1,064       19,258
Sonic Corp. (a)........................     4,963      146,408
Texas Roadhouse, Inc. (Class A) (a)....     3,934       61,174

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------     -----
The Cheesecake Factory, Inc. (a).......     6,521  $   243,820
The Steak n Shake Co. (a)..............     2,336       39,595
                                                   -----------
                                                     1,741,255
                                                   -----------
RETAIL (DEPARTMENT STORES) -- 0.5%
Aeropostale, Inc. (a)..................     4,721      124,162
Cost Plus, Inc. (a)....................     1,785       30,613
Stein Mart, Inc. ......................     2,273       41,255
Tractor Supply Co. (a).................     2,947      156,014
                                                   -----------
                                                       352,044
                                                   -----------
RETAIL (DISCOUNTERS) -- 0.5%
99 Cents Only Stores (a)...............     4,141       43,315
BJ'S Wholesale Club, Inc. (a)..........     5,844      172,748
Fred's, Inc. (Class A).................     3,081       50,128
Tuesday Morning Corp. .................     2,504       52,384
                                                   -----------
                                                       318,575
                                                   -----------
RETAIL (SPECIALTY APPAREL) -- 1.8%
AnnTaylor Stores Corp. (a).............     6,108      210,848
Bebe Stores, Inc. .....................     1,912       26,825
Christopher & Banks Corp. .............     3,080       57,843
Claire's Stores, Inc. .................     7,304      213,423
DSW, Inc. (Class A) (a)................     1,273       33,378
Genesco, Inc. (a)......................     1,809       70,171
Hot Topic, Inc. (a)....................     3,824       54,492
Jos. A. Bank Clothiers, Inc. (a).......     1,166       50,616
Mens Wearhouse, Inc. (a)...............     4,153      122,264
New York & Co., Inc. (a)...............     1,170       24,804
Pacific Sunwear of California, Inc.
  (a)..................................     6,399      159,463
Talbots, Inc. .........................     1,816       50,521
The Children's Place Retail Stores,
  Inc. (a).............................     1,449       71,610
Too, Inc. (a)..........................     2,871       80,991
Under Armour, Inc. (Class A) (a).......       900       34,479
                                                   -----------
                                                     1,261,728
                                                   -----------
RETAIL (SPECIALTY) -- 2.5%
AC Moore Arts & Crafts, Inc. (a).......     1,166       16,965
Big 5 Sporting Goods Corp. ............     1,912       41,854
Build-A-Bear Workshop, Inc. (a)........       852       25,253
Cabela's Inc. (a)......................     3,615       60,009
Coldwater Creek, Inc. (a)..............     3,079       94,002
Conn's, Inc. (a).......................       741       27,321
Copart, Inc. (a).......................     5,608      129,321
Dicks Sporting Goods, Inc. (a).........     2,701       89,781
First Cash Financial Services, Inc.
  (a)..................................     1,166       34,001
GameStop Corp. (Class A) (a)...........     4,699      149,522
Guitar Center, Inc. (a)................     2,101      105,071
Hibbett Sporting Goods, Inc. (a).......     2,851       81,196
Insight Enterprises, Inc. (a)..........     4,039       79,205
J Jill Group, Inc. (a).................     1,597       30,391
Linen 'n Things, Inc. (a)..............     3,823      101,692
Movie Gallery, Inc. ...................     2,231       12,516
Nautilus Group, Inc. ..................     2,552       47,620
Pantry, Inc. (a).......................     1,807       84,911
PETCO Animal Supplies, Inc. (a)........     3,504       76,913
Select Comfort Corp. (a)...............     2,881       78,795
Sotheby's Holding, Inc. (a)............     3,827       70,264
The Finish Line, Inc. (Class A)........     3,397       59,176
The Sports Authority, Inc. (a).........     1,910       59,458
The Yankee Candle, Inc. ...............     3,779       96,742

See accompanying notes to financial statements.

STREETTRACKS DJ WILSHIRE SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------     -----
United Auto Group, Inc. ...............     1,699  $    64,902
Zumiez, Inc. (a).......................       428       18,498
                                                   -----------
                                                     1,735,379
                                                   -----------
SAVINGS & LOAN COMPANIES -- 0.2%
Franklin Bank Corp. (a)................     1,915       34,451
KNBT Bancorp, Inc. ....................     2,468       40,204
NetBank, Inc. .........................     3,931       28,225
Sterling Financial Corp. ..............     2,871       71,717
                                                   -----------
                                                       174,597
                                                   -----------
SEMICONDUCTORS -- 0.2%
AMIS Holdings, Inc. (a)................     2,764       29,437
Tessera Technologies, Inc. (a).........     3,717       96,084
                                                   -----------
                                                       125,521
                                                   -----------
SERVICES (ADVERTISING/MARKETING) -- 0.8%
ADVO, Inc. ............................     2,582       72,761
aQuantive, Inc. (a)....................     4,571      115,372
Harte-Hanks, Inc. .....................     4,251      112,184
Marchex, Inc. (Class B) (a)............     1,701       38,255
R.H. Donnelley Corp. (a)...............     2,600      160,212
ValueVision Media, Inc. (Class A)
  (a)..................................     2,127       26,800
Ventiv Health, Inc. (a)................     2,232       52,720
                                                   -----------
                                                       578,304
                                                   -----------
SERVICES (COMMERCIAL & CONSUMER) -- 6.9%
Aaron Rents, Inc. (Class B)............     3,504       73,864
ACE Cash Express, Inc. (a).............       851       19,871
Administaff, Inc. .....................     1,808       76,026
Advance America Cash Advance Centers,
  Inc. ................................     5,312       65,869
Advisory Board Co. (a).................     1,487       70,885
Alderwoods Group, Inc. (a).............     3,397       53,910
Alliance Data Systems Corp. (a)........     5,723      203,739
AMN Healthcare Services, Inc. (a)......     2,442       48,303
Arbitron, Inc. ........................     2,562       97,305
Bright Horizons Family Solutions, Inc.
  (a)..................................     2,232       82,696
Coinstar, Inc. (a).....................     1,915       43,719
Convergys Corp. (a)....................    11,898      188,583
Corinthian Colleges, Inc. (a)..........     7,546       88,892
Corrections Corp. of America (a).......     3,243      145,838
CoStar Group, Inc. (a).................     1,382       59,661
CRA International, Inc. (a)............       955       45,544
Cross Country Healthcare, Inc. (a).....     2,124       37,765
DeVry, Inc. (a)........................     5,102      102,040
DiamondCluster International Inc.
  (a)..................................     2,441       19,382
Educate, Inc. (a)......................     1,699       20,048
Education Management Corp. (a).........     5,724      191,811
Euronet Worldwide, Inc. (a)............     2,549       70,862
FTI Consulting, Inc. (a)...............     3,603       98,866
G & K Services, Inc. (Class A).........     1,564       61,387
Global Cash Access, Inc. (a)...........     1,379       20,120
Healthcare Services Group, Inc. .......     2,018       41,793
Heartland Payment Systems, Inc. (a)....       533       11,545
Interactive Data Corp. (a).............     2,975       67,562
iPayment, Inc. (a).....................     1,065       44,219
ITT Educational Services, Inc. (a).....     3,845      227,278
Laureate Education, Inc. (a)...........     3,746      196,702
LECG Corp. (a).........................     1,593       27,686
MAXIMUS, Inc. .........................     1,593       58,447
Morningstar, Inc. (a)..................       849       29,409

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------     -----
Navigant Consulting, Inc. (a)..........     4,046  $    88,931
Netflix, Inc. (a)......................     2,247       60,804
Pharmaceutical Product Development,
  Inc. ................................     4,147      256,907
PHH Corp. (a)..........................     4,434      124,241
PRA International (a)..................     1,595       44,899
Pre-Paid Legal Services, Inc. .........     1,171       44,744
Regis Corp. ...........................     3,741      144,290
Rent-A-Center, Inc. (a)................     6,269      118,233
Rollins, Inc. .........................     2,972       58,578
SFBC International, Inc. (a)...........     1,490       23,855
Spectrum Brands, Inc. (a)..............     2,958       60,077
Steiner Leisure, Ltd. (a)..............     1,594       56,683
Strayer Education, Inc. ...............     1,179      110,472
TeleTech Holdings, Inc. (a)............     3,190       38,439
The Corporate Executive Board Co. .....     3,404      305,339
TNS, Inc. (a)..........................     1,914       36,711
Universal Technical Institute, Inc.
  (a)..................................     1,701       52,629
Valassis Communications, Inc. (a)......     4,355      126,600
VCA Antech, Inc. (a)...................     6,864      193,565
Websense, Inc. (a).....................     1,901      124,782
Wright Express Corp. (a)...............     3,398       74,756
                                                   -----------
                                                     4,837,162
                                                   -----------
SERVICES (COMPUTER SYSTEMS) -- 0.5%
CACI International, Inc. (Class A)
  (a)..................................     2,429      139,376
CIBER, Inc. (a)........................     4,674       30,848
Digital River, Inc. (a)................     2,910       86,544
eFunds Corp. (a).......................     3,823       89,611
                                                   -----------
                                                       346,379
                                                   -----------
SERVICES (DATA PROCESSING) -- 1.9%
Acxiom Corp. ..........................     6,124      140,852
CCC Information Services Group, Inc.
  (a)..................................       954       25,014
Certegy, Inc. .........................     5,208      211,236
Fair Isaac Corp. ......................     5,632      248,765
FalconStor Software, Inc. (a)..........     2,126       15,711
FileNET Corp. (a)......................     3,294       85,150
Global Payments, Inc. .................     6,375      297,139
MoneyGram International, Inc. .........     7,037      183,525
The BISYS Group, Inc. (a)..............    10,092      141,389
                                                   -----------
                                                     1,348,781
                                                   -----------
SERVICES (EMPLOYMENT) -- 0.7%
First Advantage Corp. (Class A) (a)....       500       13,355
Hewitt Associates, Inc. (Class A)
  (a)..................................     4,305      120,583
Hudson Highland Group, Inc. (a)........     2,012       34,928
Kforce, Inc. (a).......................     2,976       33,212
Korn/Ferry International (a)...........     3,292       61,528
Labor Ready, Inc. (a)..................     4,307       89,672
Resources Connection, Inc. (a).........     4,019      104,735
Spherion Corp. (a).....................     5,100       51,051
                                                   -----------
                                                       509,064
                                                   -----------
SHIPPING -- 0.8%
Eagle Bulk Shipping, Inc. .............     1,798       28,624
Genco Shipping & Trading, Ltd. ........       958       16,708
Genesee & Wyoming, Inc. (Class A)
  (a)..................................     2,126       79,831
Gulfmark Offshore, Inc. (a)............     1,699       50,324
HUB Group, Inc. (Class A) (a)..........     1,699       60,060
Kirby Corp. (a)........................     1,699       88,637
OMI Corp. .............................     6,115      110,987

See accompanying notes to financial statements.

STREETTRACKS DJ WILSHIRE SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------     -----
Pacer International, Inc. .............     3,084  $    80,369
TAL International Group, Inc. (a)......       957       19,762
                                                   -----------
                                                       535,302
                                                   -----------
SPECIALTY PRINTING -- 0.0% (B)
VistaPrint, Ltd. (a)...................       849       19,318
                                                   -----------
STEEL -- 0.3%
The Shaw Group, Inc. (a)...............     6,483      188,590
                                                   -----------
STORAGE/WAREHOUSING -- 0.1%
Mobile Mini, Inc. (a)..................     1,272       60,293
                                                   -----------
TELECOMMUNICATIONS -- 0.2%
Global Crossing, Ltd. (a)..............     1,276       20,454
Ixia (a)...............................     2,972       43,926
Symmetricom, Inc. (a)..................     3,718       31,492
Wireless Facilities, Inc. (a)..........     3,933       20,058
                                                   -----------
                                                       115,930
                                                   -----------
TELEPHONE -- 0.7%
Broadwing Corp. (a)....................     5,314       32,150
Cincinnati Bell, Inc. (a)..............    20,610       72,341
Consolidated Communications Holdings,
  Inc..................................     1,489       19,342
General Communication, Inc. (Class A)
  (a)..................................     3,717       38,396
Level 3 Communications, Inc. (a).......    52,059      149,409
NeuStar, Inc. (Class A) (a)............     2,136       65,127
Premiere Global Services, Inc. (a).....     5,421       44,073
Time Warner Telecom, Inc. (Class A)
  (a)..................................     4,145       40,828
                                                   -----------
                                                       461,666
                                                   -----------
TEXTILES (APPAREL) -- 0.7%
Carter's, Inc. (a).....................     1,489       87,628
Columbia Sportswear Co. (a)............     1,174       56,035
Guess ?, Inc. (a)......................     1,276       45,426
Gymboree Corp. (a).....................     2,552       59,717
Maidenform Brands, Inc. (a)............     1,063       13,457
Quiksilver, Inc. (a)...................     9,940      137,569
Volcom, Inc. (a).......................       427       14,522
Warnaco Group, Inc. (a)................     3,615       96,593
                                                   -----------
                                                       510,947
                                                   -----------

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------     -----
TRANSPORTATION -- 0.3%
Florida East Coast Industries, Inc. ...     1,489  $    63,089
RailAmerica, Inc. (a)..................     3,081       33,860
UTI Worldwide, Inc. ...................     1,592      147,801
                                                   -----------
                                                       244,750
                                                   -----------
TRUCKING -- 0.9%
Forward Air Corp. .....................     2,659       97,452
Heartland Express, Inc. ...............     3,826       77,629
Knight Transportation, Inc. ...........     4,623       95,835
Landstar Systems, Inc. ................     4,803      200,477
Old Dominion Freight Line, Inc. (a)....     2,393       64,550
Swift Transportation Co., Inc. (a).....     4,039       81,992
                                                   -----------
                                                       617,935
                                                   -----------
TRUCKS & PARTS -- 0.5%
ASV, Inc. (a)..........................     1,700       42,466
Interpool, Inc. .......................     1,060       20,013
Oshkosh Truck Corp. ...................     6,008      267,897
                                                   -----------
                                                       330,376
                                                   -----------
TOTAL COMMON STOCKS --
  (Cost $61,836,923)...................             69,499,933
                                                   -----------
SHORT TERM INVESTMENTS -- 0.0% (B)
MONEY MARKET FUND -- 0.0% (B)
AIM Short Term Investment Class Prime
  Fund (Cost $12,716)..................    12,716       12,716
                                                   -----------
TOTAL INVESTMENTS -- 99.7% (Cost
  $61,849,639).........................             69,512,649
OTHER ASSETS AND LIABILITIES -- 0.3%                   202,497
                                                   -----------
NET ASSETS -- 100.0%...................            $69,715,146
                                                   ===========

 (a) Non-income producing security
 (b) Amount shown represents less than 0.005% of net assets.

See accompanying notes to financial statements.

STREETTRACKS DJ WILSHIRE SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------     -----
COMMON STOCKS -- 99.5%
AEROSPACE/DEFENSE -- 0.7%
DRS Technologies, Inc. ................     3,100  $   159,402
Esterline Technologies Corp. (a).......     2,900      107,851
GenCorp, Inc. (a)......................     5,000       88,750
Heico Corp. ...........................     2,300       47,196
Kaman Corp. (Class A)..................     2,252       44,342
Sequa Corp. (a)........................       700       48,335
Teledyne Technologies, Inc. (a)........     3,500      101,850
Triumph Group, Inc. (a)................     1,800       65,898
                                                   -----------
                                                       663,624
                                                   -----------
AGRICULTURE -- 0.1%
Alico, Inc. ...........................       400       18,076
Tejon Ranch Co. (a)....................     1,000       39,920
                                                   -----------
                                                        57,996
                                                   -----------
AIRLINES -- 0.6%
Alaska Air Group, Inc. (a).............     3,459      123,555
AMR Corp. (a)..........................    18,300      406,809
Frontier Airlines, Inc. (a)............     4,100       37,884
                                                   -----------
                                                       568,248
                                                   -----------
AUTO PARTS & EQUIPMENT -- 1.5%
American Axle &
  Manufacturing Holdings, Inc. ........     5,162       94,619
ArvinMeritor, Inc. ....................     8,019      115,393
Bandag, Inc. ..........................     1,400       59,738
Cooper Tire & Rubber Co. ..............     7,406      113,460
Dana Corp. ............................    17,400      124,932
Modine Manufacturing Co. ..............     3,808      124,103
Superior Industries International,
  Inc. ................................     2,465       54,871
Tenneco Automotive, Inc. (a)...........     4,900       96,089
The Goodyear Tire & Rubber Co. (a).....    19,204      333,766
TRW Automotive Holdings Corp. (a)......     2,800       73,780
United Rentals, Inc. (a)...............     7,184      168,034
Visteon Corp. (a)......................    15,048       94,200
                                                   -----------
                                                     1,452,985
                                                   -----------
BANKS (REGIONAL) -- 9.1%
1st Source Corp. ......................     1,200       30,180
Alabama National Bancorporation........     1,700      110,092
AMCORE Financial, Inc. ................     2,707       82,320
Arrow Financial Corp. .................     1,200       31,380
Bancfirst Corp. .......................       400       31,600
BancorpSouth, Inc. ....................     7,838      172,985
Bank Mutual Corp. .....................     7,400       78,440
Banner Corp. ..........................     1,200       37,440
BOK Financial Corp. ...................     3,300      149,919
Capital City Bank Group, Inc. .........     1,500       51,435
Centennial Bank Holdings, Inc. (a).....     6,000       74,220
Central Pacific Financial Corp. .......     3,500      125,720
Chemical Financial Corp. ..............     2,700       85,752
Chittenden Corp. ......................     5,320      147,949
Citizens Banking Corp. ................     4,265      118,354
City Bank..............................     1,000       35,570
City Holding Co. ......................     2,100       75,495
Columbia Banking System, Inc. .........     1,800       51,390
Community Bank System, Inc. ...........     3,500       78,925
Community Banks, Inc. .................     2,700       75,600
Community Trust Bancorp, Inc. .........     1,500       46,125

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------     -----
Corus Bankshares, Inc. ................     1,800  $   101,286
Cullen/Frost Bankers, Inc. ............     5,700      305,976
CVB Financial Corp. ...................     5,600      113,736
F N B Corp. ...........................     5,983      103,865
First BanCorp-Puerto Rico..............     8,700      107,967
First Bancorp-North Carolina...........     1,600       32,256
First Busey Corp. .....................     1,800       37,602
First Charter Corp. ...................     3,500       82,810
First Citizens BancShares, Inc. .......       600      104,652
First Commonwealth Financial Corp. ....     8,100      104,733
First Financial Bancorp................     5,100       89,352
First Financial Bankshares, Inc. ......     2,100       73,626
First Financial Corp. .................     1,200       32,400
First Indiana Corp. ...................     1,300       44,694
First Merchants Corp. .................     2,200       57,200
First Midwest Bancorp, Inc. ...........     5,050      177,053
First Niagara Financial Group, Inc. ...    12,780      184,926
First Oak Brook Bancshares, Inc. ......       700       19,565
First Republic Bank....................     2,900      107,329
First State Bancorporation.............     1,800       43,182
FirstMerit Corp. ......................     8,513      220,572
Fremont General Corp. .................     7,200      167,256
Glacier Bancorp, Inc. .................     3,600      108,180
Gold Banc Corp., Inc. .................     4,600       83,812
Greater Bay Bancorp....................     5,568      142,652
Hancock Holding Co. ...................     3,100      117,211
Harleysville National Corp. ...........     3,200       61,120
Hudson United Bancorp..................     4,895      204,023
IBERIABANK Corp. ......................     1,000       51,010
Independent Bank Corp.-Massachusetts...     1,800       51,354
Independent Bank Corp.-Michigan........     2,400       65,352
Integra Bank Corp. ....................     2,000       42,680
Interchange Financial Services
  Corp. ...............................     2,200       37,950
International Bancshares Corp. ........     5,400      158,544
Irwin Financial Corp. .................     2,100       44,982
Mid-State Bancshares...................     2,700       72,225
Midwest Banc Holdings, Inc. ...........     2,000       44,500
Nara Bancorp, Inc. ....................     2,500       44,450
National Penn Bancshares, Inc. ........     4,500       85,725
NBT Bancorp, Inc. .....................     3,800       82,042
NewAlliance Bancshares, Inc. ..........    12,400      180,296
Old National Bancorp...................     7,492      162,127
Omega Financial Corp. .................     1,300       36,231
Oriental Financial Group...............     2,500       30,900
Pacific Capital Bancorp................     4,636      164,949
Park National Corp. ...................     1,300      133,432
Placer Sierra Bancshares...............       900       24,939
Provident Bankshares Corp. ............     3,801      128,360
Provident Financial Services, Inc. ....     7,402      137,011
R-G Financial Corp. ...................     3,400       44,880
Republic Bancorp, Inc.-Kentucky........     1,100       23,595
Republic Bancorp, Inc.-Michigan........     8,172       97,247
S&T Bancorp, Inc. .....................     2,700       99,414
Sandy Spring Bancorp, Inc. ............     1,700       59,296
Santander BanCorp......................       600       15,072
Seacoast Banking Corp. of Florida......     1,400       32,130
Simmons First National Corp. ..........     1,600       44,320
South Financial Group, Inc. ...........     8,174      225,112
Sterling Bancorp.......................     2,100       41,433

See accompanying notes to financial statements.

STREETTRACKS DJ WILSHIRE SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------     -----
Sterling Bancshares, Inc. .............     5,215  $    80,520
Sterling Financial Corp. ..............     3,100       61,380
Suffolk Bancorp........................     1,300       43,901
Sun Bancorp, Inc. (a)..................     1,700       33,575
Susquehanna Bancshares, Inc. ..........     5,029      119,087
Tompkins Trustco, Inc. ................       800       35,840
TrustCo Bank Corp. NY..................     8,620      107,060
Trustmark Corp. .......................     5,280      145,041
UMB Financial Corp. ...................     1,600      102,256
United Bankshares, Inc. ...............     4,496      158,439
Unizan Financial Corp. ................     2,500       66,400
USB Holding Co., Inc. .................     1,400       30,324
Washington Trust Bancorp, Inc. ........     1,400       36,652
WesBanco, Inc. ........................     2,400       72,984
West Coast Bancorp.....................     1,700       44,965
Whitney Holding Corp. .................     6,800      187,408
Wilmington Trust Corp. ................     7,400      287,934
Yardville National Bancorp.............     1,200       41,580
                                                   -----------
                                                     8,836,831
                                                   -----------
BEVERAGES (NON-ALCOHOLIC) -- 0.4%
Aqua America, Inc. ....................    14,066      384,002
Farmer Brothers Co. ...................       700       13,538
                                                   -----------
                                                       397,540
                                                   -----------
BIOTECHNOLOGY -- 0.5%
Alexion Pharmaceuticals, Inc. (a)......     3,600       72,900
Applera Corp. -- Celera Genomics Group
  (a)..................................     8,489       93,039
Ariad Pharmaceuticals, Inc. (a)........     7,000       40,950
Cambrex Corp. .........................     2,850       53,495
Cell Genesys, Inc. (a).................     5,146       30,516
Human Genome Sciences, Inc. (a)........    15,100      129,256
Incyte, Inc. (a).......................     9,609       51,312
                                                   -----------
                                                       471,468
                                                   -----------
BROADCASTING (TV, RADIO & CABLE) -- 0.9%
Citadel Broadcasting Corp. ............     6,000       80,640
Cox Radio, Inc. (Class A) (a)..........     4,452       62,684
Cumulus Media, Inc. (a)................     6,096       75,652
Emmis Communications Corp. (a).........     3,800       75,658
Fisher Communications, Inc. (a)........       700       29,001
Hearst-Argyle Television, Inc. ........     3,054       72,838
Journal Communications, Inc. ..........     4,200       58,590
Liberty Corp. .........................     1,900       88,939
Lin TV Corp. (Class A) (a).............     3,100       34,534
Media General, Inc. (Class A)..........     2,400      121,680
Radio One, Inc. (Class A) (a)..........    10,200      104,754
Sinclair Broadcast Group, Inc. ........     5,351       49,229
World Wrestling Entertainment, Inc.
  (Class A)............................     2,100       30,828
                                                   -----------
                                                       885,027
                                                   -----------
BUILDING MATERIALS -- 1.2%
Apogee Enterprises, Inc. ..............     3,000       48,660
Builders FirstSource, Inc. (a).........     1,400       29,918
Eagle Materials, Inc. .................     2,000      244,720
ElkCorp................................     2,200       74,052
Insituform Technologies, Inc. (a)......     3,068       59,427
Lennox International, Inc. ............     5,900      166,380
NCI Building Systems, Inc. (a).........     2,400      101,952

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------     -----
Texas Industries, Inc. ................     2,600  $   129,584
Universal Forest Products, Inc. .......     1,900      104,975
USG Corp. (a)..........................     3,700      240,500
                                                   -----------
                                                     1,200,168
                                                   -----------
CELLULAR/WIRELESS TELECOMMUNICATIONS -- 0.2%
Powerwave Technologies, Inc. (a).......    12,044      151,393
USA Mobility, Inc. (a).................     2,900       80,388
                                                   -----------
                                                       231,781
                                                   -----------
CHEMICALS (DIVERSIFIED) -- 0.8%
Airgas, Inc. ..........................     7,300      240,170
FMC Corp. (a)..........................     4,000      212,680
Georgia Gulf Corp. ....................     3,800      115,596
Olin Corp. ............................     8,056      158,542
Rockwood Holdings, Inc. (a)............     2,400       47,352
Westlake Chemical Corp. ...............     1,400       40,334
                                                   -----------
                                                       814,674
                                                   -----------
CHEMICALS (SPECIALTY) -- 2.3%
A. Schulman, Inc. .....................     3,562       76,654
Albemarle Corp. .......................     3,976      152,480
Arch Chemicals, Inc. ..................     2,700       80,730
Cabot Corp. ...........................     6,000      214,800
Cytec Industries, Inc. ................     4,100      195,283
Ferro Corp. ...........................     4,839       90,780
H.B. Fuller Co. .......................     3,349      107,403
Hercules, Inc. (a).....................    11,671      131,882
Kronos Worldwide, Inc. ................       400       11,604
Minerals Technologies, Inc. ...........     2,200      122,958
NewMarket Corp. (a)....................     1,700       41,582
NL Industries..........................       900       12,681
OM Group, Inc. (a).....................     3,300       61,908
PolyOne Corp. (a)......................    10,600       68,158
RPM, Inc. .............................    12,582      218,549
Sensient Technologies Corp. ...........     5,127       91,773
Spartech Corp. ........................     3,700       81,215
Terra Nitrogen Co. LP..................       800       15,200
Tronox, Inc (a)........................     1,700       22,219
UAP Holding Corp. .....................     3,900       79,638
Valhi, Inc. ...........................     1,400       25,900
Valspar Corp. .........................    10,300      254,101
WR Grace & Co. (a).....................     6,400       60,160
                                                   -----------
                                                     2,217,658
                                                   -----------
COAL -- 0.5%
Foundation Coal Holdings, Inc. ........     3,900      148,200
International Coal Group, Inc (a)......    13,000      123,500
James River Coal Co. (a)...............     1,900       72,580
Natural Resource Partners LP...........     1,700       85,425
Penn Virginia Resource Partners LP.....     1,500       83,355
                                                   -----------
                                                       513,060
                                                   -----------
COMMUNICATIONS EQUIPMENT -- 1.4%
ADC Telecommunications, Inc. (a).......    12,700      283,718
Andrew Corp. (a).......................    17,300      185,629
Anixter International, Inc. ...........     3,700      144,744
CIENA Corp. (a)........................    61,800      183,546
CommScope, Inc. (a)....................     6,290      126,618
Fairpoint Communications, Inc. ........     3,200       33,152
Newport Corp. (a)......................     4,202       56,895

See accompanying notes to financial statements.

STREETTRACKS DJ WILSHIRE SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------     -----
North Pittsburgh Systems, Inc. ........     1,600  $    30,192
PanAmSat Holding Corp. ................     5,900      144,550
RF Micro Devices, Inc. (a).............    21,638      117,061
Sycamore Networks, Inc. (a)............    21,438       92,612
                                                   -----------
                                                     1,398,717
                                                   -----------
COMPUTER SOFTWARE/SERVICES -- 1.6%
Advent Software, Inc. (a)..............     2,600       75,166
Agilysys, Inc. ........................     3,562       64,900
American Reprographics Co. (a).........     2,200       55,902
Borland Software Corp. (a).............     9,311       60,801
Compuware Corp. (a)....................    37,700      338,169
Covansys Corp. (a).....................     2,100       28,581
Hutchinson Technology, Inc. (a)........     3,000       85,350
Imation Corp. .........................     3,600      165,852
Magma Design Automation, Inc. (a)......     3,300       27,753
Mantech International Corp. (a)........     1,700       47,362
NetIQ Corp. (a)........................     6,379       78,398
Perot Systems Corp. (Class A) (a)......     9,245      130,724
The Reynolds & Reynolds Co. ...........     7,000      196,490
THQ, Inc. (a)..........................     6,700      159,795
                                                   -----------
                                                     1,515,243
                                                   -----------
COMPUTERS (HARDWARE) -- 0.2%
Gateway, Inc. (a)......................    26,814       67,303
Palm, Inc. (a).........................     4,900      155,820
                                                   -----------
                                                       223,123
                                                   -----------
COMPUTERS (NETWORKING) -- 0.2%
3Com Corp. (a).........................    41,900      150,840
Extreme Networks, Inc. (a).............    12,475       59,256
                                                   -----------
                                                       210,096
                                                   -----------
COMPUTERS (PERIPHERALS) -- 0.2%
Electronics for Imaging, Inc. (a)......     5,779      153,779
                                                   -----------
CONSUMER (JEWELRY/NOVELTIES) -- 0.1%
Blyth, Inc. ...........................     3,510       73,534
                                                   -----------
CONSUMER FINANCE -- 0.2%
Westcorp...............................     2,600      173,186
                                                   -----------
CONTAINERS (METALS & GLASS) -- 0.1%
Greif, Inc. (Class A)..................     1,700      112,676
                                                   -----------
CONTAINERS/PACKAGING (PAPER & PLASTIC) -- 0.2%
Chesapeake Corp. ......................     2,273       38,596
Packaging Corp. of America.............     6,700      153,765
                                                   -----------
                                                       192,361
                                                   -----------
DISTRIBUTION/WHOLESALE -- 0.7%
BlueLinx Holdings, Inc. ...............     1,400       15,750
Building Material Holding Corp. .......     1,600      109,136
Handleman Co. .........................     2,500       31,050
Hughes Supply, Inc. ...................     7,200      258,120
Owens & Minor, Inc. ...................     4,570      125,812
Watsco, Inc. ..........................     2,600      155,506
                                                   -----------
                                                       695,374
                                                   -----------
DISTRIBUTORS (FOOD & HEALTH) -- 0.1%
Chiquita Brands International, Inc. ...     4,479       89,625
                                                   -----------
ELECTRIC UTILITIES -- 3.7%
ALLETE, Inc. ..........................     2,802      123,288
Avista Corp. ..........................     5,606       99,282

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------     -----
Black Hills Corp. .....................     3,767  $   130,376
CH Energy Group, Inc. .................     1,800       82,620
Cleco Corp. ...........................     5,755      119,992
CMS Energy Corp. (a)...................    23,885      346,571
Duquesne Light Holdings, Inc. .........     8,300      135,456
El Paso Electric Co. (a)...............     5,513      115,994
Empire District Electric Co. ..........     3,000       60,990
Great Plains Energy, Inc. .............     8,100      226,476
Hawaiian Electric Industries, Inc. ....     8,753      226,703
IDACORP, Inc. .........................     4,836      141,695
ITC Holdings Corp. ....................     1,400       39,326
MGE Energy, Inc. ......................     2,400       81,384
NorthWestern Corp. ....................     3,100       96,317
OGE Energy Corp. ......................     9,831      263,372
Otter Tail Corp. ......................     3,000       86,940
Pike Electric Corp. (a)................     1,600       25,952
PNM Resources, Inc. ...................     6,758      165,503
Puget Energy, Inc. ....................    12,500      255,250
Sierra Pacific Resources (a)...........    12,687      165,438
UIL Holdings Corp. ....................     1,500       68,985
Unisource Energy Corp. ................     3,757      117,218
Westar Energy, Inc. ...................     9,287      199,671
WPS Resources Corp. ...................     4,600      254,426
                                                   -----------
                                                     3,629,225
                                                   -----------
ELECTRICAL EQUIPMENT -- 0.9%
Advanced Energy Industries, Inc. (a)...     3,700       43,771
Artesyn Technologies, Inc. (a).........     4,328       44,578
Black Box Corp. .......................     2,000       94,760
C-COR.net Corp. (a)....................     5,545       26,949
Cohu, Inc. ............................     2,307       52,761
EMCOR Group, Inc. (a)..................     1,700      114,801
Lincoln Electric Holdings, Inc. .......     3,900      154,674
Littelfuse, Inc. (a)...................     2,600       70,850
Thomas & Betts Corp. (a)...............     6,800      285,328
                                                   -----------
                                                       888,472
                                                   -----------
ELECTRONICS (COMPONENT DISTRIBUTION) -- 1.3%
AVX Corp. .............................     6,000       86,880
Bel Fuse, Inc. (Class B)...............     1,300       41,340
Coherent, Inc. (a).....................     3,500      103,880
Cubic Corp. ...........................     1,900       37,924
EnerSys (a)............................     2,400       31,296
GrafTech International, Ltd. (a).......    11,298       70,274
KEMET Corp. (a)........................    10,050       71,053
Methode Electronics, Inc. (Class A)....     4,142       41,296
Plexus Corp. (a).......................     5,023      114,223
Power-One, Inc. (a)....................     8,516       51,266
Tech Data Corp. (a)....................     6,300      249,984
Technitrol, Inc. ......................     4,271       73,034
Vishay Intertechnology, Inc. (a).......    18,400      253,184
                                                   -----------
                                                     1,225,634
                                                   -----------
ELECTRONICS (INSTRUMENT) -- 1.0%
Belden CDT, Inc. ......................     5,398      131,873
Brady Corp. ...........................     4,600      166,428
Checkpoint Systems, Inc. (a)...........     4,401      108,485
Park Electrochemical Corp. ............     2,052       53,311
Paxar Corp. (a)........................     4,200       82,446
Tektronix, Inc. .......................     9,200      259,532

See accompanying notes to financial statements.

STREETTRACKS DJ WILSHIRE SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------     -----
Watts Water Technologies, Inc. ........     2,900  $    87,841
Woodward Governor Co. .................     1,100       94,611
                                                   -----------
                                                       984,527
                                                   -----------
ELECTRONICS (SEMICONDUCTORS) -- 1.5%
Actel Corp. (a)........................     2,931       37,312
Adaptec, Inc. (a)......................    12,769       74,316
Conexant Systems, Inc. (a).............    53,687      121,333
Cypress Semiconductor Corp. (a)........    14,550      207,337
Electro Scientific Industries, Inc.
  (a)..................................     3,228       77,956
Emulex Corp. (a).......................     8,996      178,031
Integrated Device Technology, Inc.
  (a)..................................    21,842      287,877
Lattice Semiconductor Corp. (a)........    12,363       53,408
LSI Logic Corp. (a)....................    42,400      339,200
TriQuint Semiconductor, Inc. (a).......    15,966       71,049
                                                   -----------
                                                     1,447,819
                                                   -----------
ENERGY-ALTERNATE SOURCES -- 0.3%
Covanta Holding Corp. (a)..............    11,700      176,202
KFX, Inc. (a)..........................     7,200      123,192
Sunpower Corp. (a).....................       800       27,192
                                                   -----------
                                                       326,586
                                                   -----------
ENGINEERING & CONSTRUCTION -- 0.9%
Dycom Industries, Inc. (a).............     4,559      100,298
Foster Wheeler, Ltd. (a)...............     4,800      176,544
Granite Construction, Inc. ............     3,700      132,867
McDermott International, Inc. (a)......     6,400      285,504
URS Corp. (a)..........................     4,600      173,006
                                                   -----------
                                                       868,219
                                                   -----------
ENTERTAINMENT -- 0.3%
Carmike Cinemas, Inc. .................     1,300       32,968
Great Wolf Resorts, Inc. (a)...........     3,100       31,961
Midway Games, Inc. (a).................     1,100       20,867
Regal Entertainment Group..............     5,300      100,806
Vail Resorts, Inc. (a).................     3,200      105,696
                                                   -----------
                                                       292,298
                                                   -----------
ENVIRONMENTAL CONTROL -- 0.3%
Aleris International, Inc. (a).........     3,600      116,064
Nalco Holding Co. (a)..................     9,100      161,161
                                                   -----------
                                                       277,225
                                                   -----------
EQUIPMENT (SEMICONDUCTORS) -- 0.7%
Axcelis Technologies, Inc. (a).........    11,635       55,499
Brooks Automation, Inc. (a)............     8,557      107,219
Credence Systems Corp. (a).............     9,400       65,424
Entegris, Inc. (a).....................    13,800      129,996
Kulicke & Soffa Industries, Inc. (a)...     5,955       52,642
MKS Instruments, Inc. (a)..............     4,100       73,349
Photronics, Inc. (a)...................     4,327       65,165
Standard Microsystems Corp. (a)........     2,400       68,856
Vitesse Semiconductor Corp. (a)........    25,463       48,889
                                                   -----------
                                                       667,039
                                                   -----------
FINANCIAL (DIVERSIFIED) -- 1.0%
CharterMac.............................     5,500      116,490
Financial Federal Corp. ...............     2,000       88,900
GAMCO Investors, Inc. .................       800       34,824
IndyMac Bancorp, Inc. .................     6,800      265,336
IntercontinentalExchange, Inc. (a).....     1,700       61,795

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------     -----
Knight Capital Group, Inc. (a).........    12,445  $   123,081
Nelnet, Inc. (a).......................     2,500      101,700
Ocwen Financial Corp. (a)..............     4,300       37,410
Piper Jaffray Cos., Inc. (a)...........     2,400       96,960
                                                   -----------
                                                       926,496
                                                   -----------
FOOD PRODUCTS -- 1.3%
Corn Products International, Inc. .....     8,000      191,120
Del Monte Foods Co. (a)................    21,700      226,331
Fresh Del Monte Produce, Inc. .........     2,900       66,033
Gold Kist, Inc. (a)....................     5,900       88,205
Great Atlantic & Pacific Tea Co. (a)...     1,900       60,382
Hain Celestial Group, Inc. (a).........     3,500       74,060
Lancaster Colony Corp. ................     2,900      107,445
Lance, Inc. ...........................     3,400       63,342
Nash Finch Co. ........................     1,400       35,672
Pilgrim's Pride Corp. .................     4,500      149,220
Premium Standard Farms, Inc. ..........     1,100       16,456
Ralcorp Holdings, Inc. (a).............     3,200      127,712
Tootsie Roll Industries, Inc. .........     2,900       83,897
                                                   -----------
                                                     1,289,875
                                                   -----------
FOOTWEAR -- 0.4%
Payless ShoeSource, Inc. (a)...........     7,400      185,740
Skechers U.S.A., Inc. (a)..............     2,600       39,832
Stride Rite Corp. .....................     4,206       57,033
Wolverine World Wide, Inc. ............     6,174      138,668
                                                   -----------
                                                       421,273
                                                   -----------
GAMING & LOTTERY -- 0.2%
Churchill Downs, Inc. .................     1,000       36,730
Isle of Capri Casinos, Inc. (a)........     2,000       48,720
Pinnacle Entertainment, Inc. (a).......     4,584      113,271
                                                   -----------
                                                       198,721
                                                   -----------
GAS & PIPELINE UTILITIES -- 0.5%
Aquila, Inc. (a).......................    40,420      145,512
DCP Midstream Partners LP (a)..........       900       22,032
Magellan Midstream Partners LP.........     6,600      212,718
Markwest Energy Partners LP............       900       41,796
TC Pipelines LP........................     1,900       61,750
                                                   -----------
                                                       483,808
                                                   -----------
GOLD/PRECIOUS METALS MINING -- 0.3%
Meridian Gold, Inc. (a)................    10,802      236,240
Stillwater Mining Co. (a)..............     5,083       58,810
                                                   -----------
                                                       295,050
                                                   -----------
HAND/MACHINE TOOLS -- 0.2%
Snap-on, Inc. .........................     5,730      215,219
                                                   -----------
HEALTH CARE (DRUGS/PHARMACEUTICALS) -- 0.3%
Alpharma, Inc. (Class A)...............     4,700      133,997
KV Pharmaceutical Co. (Class A) (a)....     4,800       98,880
Star Scientific, Inc. (a)..............     5,400       12,690
                                                   -----------
                                                       245,567
                                                   -----------
HEALTH CARE (MEDICAL PRODUCTS/SUPPLIES) -- 1.1%
Advanced Medical Optics, Inc. (a)......     7,100      296,780
CONMED Corp. (a).......................     3,500       82,810
Datascope Corp. .......................     1,400       46,270
DJ Orthopedics, Inc. (a)...............     2,100       57,918

See accompanying notes to financial statements.

STREETTRACKS DJ WILSHIRE SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------     -----
Invacare Corp. ........................     3,700  $   116,513
PolyMedica Corp. ......................     2,800       93,716
PSS World Medical, Inc. (a)............     7,501      111,315
STERIS Corp. ..........................     7,500      187,650
West Pharmaceutical Services, Inc. ....     3,300       82,599
                                                   -----------
                                                     1,075,571
                                                   -----------
HEALTH CARE (SPECIAL SERVICES) -- 0.4%
Genesis HealthCare Corp. (a)...........     2,300       83,996
Kindred Healthcare, Inc. (a)...........     3,100       79,856
Magellan Health Services, Inc. (a).....     3,600      113,220
NDCHealth Corp. (a)....................     4,210       80,958
RehabCare Group, Inc. (a)..............     1,900       38,380
                                                   -----------
                                                       396,410
                                                   -----------
HOMEBUILDING -- 1.3%
Beazer Homes USA, Inc. ................     4,300      313,212
Champion Enterprises, Inc. (a).........     8,409      114,530
Fleetwood Enterprises, Inc. (a)........     6,388       78,892
M.D.C. Holdings, Inc. .................     3,500      216,930
M/I Homes, Inc. .......................     1,300       52,806
Palm Harbor Homes, Inc. (a)............     1,200       22,560
Skyline Corp. .........................       800       29,120
Standard Pacific Corp. ................     7,400      272,320
WCI Communities, Inc. (a)..............     4,200      112,770
Williams Scotsman International, Inc.
  (a)..................................     1,800       31,158
                                                   -----------
                                                     1,244,298
                                                   -----------
HOUSEHOLD FURNISHINGS & APPLIANCES -- 0.6%
American Woodmark Corp. ...............     1,300       32,227
Ethan Allen Interiors, Inc. ...........     3,400      124,202
Furniture Brands International,
  Inc. ................................     5,889      131,502
Kimball International, Inc. (Class
  B)...................................     2,900       30,827
La-Z-Boy, Inc. ........................     6,097       82,675
Maytag Corp. ..........................     7,950      149,619
                                                   -----------
                                                       551,052
                                                   -----------
HOUSEHOLD PRODUCTS (NON-DURABLE) -- 0.5%
American Greetings Corp. (Class A).....     6,702      147,243
Central Garden & Pet Co. (a)...........     2,100       96,474
CSS Industries, Inc. ..................       900       27,657
Playtex Products, Inc. (a).............     3,800       51,946
Russ Berrie & Co., Inc. ...............     1,200       13,704
Tupperware Corp. ......................     5,579      124,970
WD-40 Co. .............................     1,900       49,894
                                                   -----------
                                                       511,888
                                                   -----------
INSURANCE BROKERS -- 0.2%
Erie Indemnity Co. (Class A)...........     3,200      170,240
                                                   -----------
INSURANCE (LIFE/HEALTH) -- 1.4%
AmerUs Group Co. ......................     4,300      243,681
Delphi Financial Group.................     3,100      142,631
FBL Financial Group, Inc. (Class A)....     1,400       45,934
Great American Financial Resources,
  Inc. ................................       900       17,856
Kansas City Life Insurance Co. ........       500       25,040
National Western Life Insurance Co.
  (Class A) (a)........................       300       62,073
Presidential Life Corp. ...............     2,473       47,086
Reinsurance Group America, Inc. .......     3,600      171,936
StanCorp Financial Group, Inc. ........     6,200      309,690

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------     -----
The Phoenix Cos., Inc. ................    10,431  $   142,279
UICI...................................     3,500      124,285
                                                   -----------
                                                     1,332,491
                                                   -----------
INSURANCE (MULTI-LINE) -- 0.6%
Alfa Corp. ............................     4,300       69,230
American National Insurance Co. .......     1,700      198,883
Hanover Insurance Group, Inc. .........     5,745      239,969
United Fire & Casualty Co. ............     2,100       84,903
                                                   -----------
                                                       592,985
                                                   -----------
INSURANCE (PROPERTY/CASUALTY) -- 2.5%
21st Century Insurance Group...........     3,000       48,540
Alleghany Corp. (a)....................       600      170,400
American Financial Group, Inc. ........     4,354      166,802
Argonaut Group, Inc. (a)...............     3,200      104,864
Baldwin & Lyons, Inc. (Class B)........     1,100       26,730
Bristol West Holdings, Inc. ...........     2,200       41,866
CNA Surety Corp. (a)...................     1,800       26,226
Harleysville Group, Inc. ..............     1,600       42,400
Horace Mann Educators Corp. ...........     4,974       94,307
Infinity Property & Casualty Corp. ....     2,400       89,304
LandAmerica Financial Group, Inc. .....     1,800      112,320
Mercury General Corp. .................     2,900      168,838
Ohio Casualty Corp. ...................     7,150      202,488
ProAssurance Corp. (a).................     3,100      150,784
RLI Corp. .............................     2,600      129,662
Safety Insurance Group, Inc. ..........     1,500       60,555
Selective Insurance Group, Inc. .......     3,000      159,300
State Auto Financial Corp. ............     1,600       58,336
Stewart Information Services Corp. ....     2,000       97,340
The Commerce Group, Inc. ..............     3,300      189,024
The Midland Co. .......................     1,500       54,060
Triad Guaranty, Inc. (a)...............     1,100       48,389
Wesco Financial Corp. .................       200       77,000
Zenith National Insurance Corp. .......     3,300      152,196
                                                   -----------
                                                     2,471,731
                                                   -----------
INVESTMENT BANKING/BROKERAGE -- 0.9%
Friedman, Billings, Ramsey Group,
  Inc. ................................    17,000      168,300
Investment Technology Group, Inc.
  (a)..................................     4,522      160,259
Jefferies Group, Inc. .................     5,400      242,892
LaBranche & Co., Inc. (a)..............     6,579       66,514
Raymond James Financial, Inc. .........     6,612      249,074
Resource America, Inc. ................     2,000       34,100
                                                   -----------
                                                       921,139
                                                   -----------
INVESTMENT MANAGEMENT -- 0.8%
Alliance Capital Management Holding
  LP...................................     3,000      169,470
Cohen & Steers, Inc. ..................     1,000       18,630
Nuveen Investments, Inc. ..............     6,900      294,078
W.P. Stewart & Co., Ltd. ..............     2,570       60,575
Waddell & Reed Financial, Inc. (Class
  A)...................................     9,000      188,730
                                                   -----------
                                                       731,483
                                                   -----------
LEISURE TIME (PRODUCTS) -- 0.5%
Callaway Golf Co. .....................     7,561      104,644
Cedar Fair LP..........................     5,800      165,532
JAKKS Pacific, Inc. (a)................     3,042       63,700
K2, Inc. (a)...........................     5,400       54,594
Monaco Coach Corp. ....................     3,138       41,735

See accompanying notes to financial statements.

STREETTRACKS DJ WILSHIRE SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------     -----
Six Flags, Inc. (a)....................     8,543  $    65,867
The Topps Co., Inc.....................     4,400       32,692
                                                   -----------
                                                       528,764
                                                   -----------
LODGING (HOTELS) -- 0.8%
Aztar Corp. (a)........................     4,000      121,560
Gaylord Entertainment Co. (a)..........     4,300      187,437
La Quinta Corp. (a)....................    21,992      244,991
Marcus Corp. ..........................     2,400       56,400
Orient-Express Hotels, Ltd. (Class
  A)...................................     4,400      138,688
                                                   -----------
                                                       749,076
                                                   -----------
MACHINERY (DIVERSIFIED) -- 2.3%
AGCO Corp. (a).........................     9,802      162,419
Albany International Corp. (Class A)...     2,900      104,864
Applied Industrial Technologies,
  Inc. ................................     3,100      104,439
Baldor Electric Co. ...................     3,400       87,210
Brush Engineered Materials, Inc. (a)...     2,200       34,980
Cascade Corp. .........................     1,200       56,292
Gardner Denver, Inc. (a)...............     2,800      138,040
Global Power Equipment Group, Inc.
  (a)..................................     4,100       18,532
IDEX Corp. ............................     5,400      221,994
JLG Industries, Inc. ..................     5,600      255,696
Kaydon Corp. ..........................     3,300      106,062
Lindsay Manufacturing Co. .............     1,300       24,999
Mueller Industries, Inc. ..............     3,638       99,754
Nordson Corp. .........................     3,300      133,683
Robbins & Myers, Inc. .................     1,300       26,455
Sauer-Danfoss, Inc. ...................     1,300       24,453
Stewart & Stevenson Services, Inc. ....     3,040       64,235
Tecumseh Products Co. (Class A)........     1,800       41,238
Tennant Co. ...........................       800       41,600
The Manitowoc Co., Inc. ...............     3,200      160,704
UNOVA, Inc. (a)........................     5,200      175,760
Wabtec Corp. ..........................     4,900      131,810
                                                   -----------
                                                     2,215,219
                                                   -----------
MANUFACTURING (DIVERSIFIED) -- 2.9%
Ameron International Corp. ............       900       41,022
AO Smith Corp. ........................     2,300       80,730
Aptargroup, Inc. ......................     3,500      182,700
Barnes Group, Inc. ....................     2,000       66,000
Blount International, Inc. (a).........     4,300       68,499
Carlisle Cos., Inc. ...................     3,400      235,110
Crane Co. .............................     5,617      198,112
Federal Signal Corp. ..................     5,600       84,056
Harsco Corp. ..........................     4,500      303,795
Herman Miller, Inc. ...................     7,500      211,425
iRobot Corp. (a).......................       500       16,665
Jacuzzi Brands, Inc. (a)...............     8,735       73,374
Myers Industries, Inc. ................     3,000       43,740
NACCO Industries, Inc. ................       700       82,005
Reddy Ice Holdings, Inc. ..............     1,200       26,172
Regal-Beloit Corp. ....................     3,500      123,900
Standex International Corp. ...........     1,300       36,088
Terex Corp. (a)........................     5,400      320,760
The Brink's Co. .......................     6,600      316,206
Tredegar Corp. ........................     2,900       37,381
Trinity Industries, Inc. ..............     5,001      220,394
                                                   -----------
                                                     2,768,134
                                                   -----------

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------     -----
MANUFACTURING (SPECIALIZED) -- 0.8%
Astec Industries, Inc. (a).............     1,800  $    58,788
Briggs & Stratton Corp. ...............     5,600      217,224
CTS Corp. .............................     4,289       47,436
EnPro Industries, Inc. (a).............     2,400       64,680
IKON Office Solutions, Inc. ...........    12,683      132,030
Teleflex, Inc. ........................     4,000      259,920
                                                   -----------
                                                       780,078
                                                   -----------
METAL FABRICATORS -- 1.2%
CIRCOR International, Inc. ............     1,500       38,490
Commercial Metals Co. .................     6,414      240,782
General Cable Corp. (a)................     5,230      103,031
Kennametal, Inc. ......................     4,200      214,368
Lawson Products, Inc. .................       600       22,644
NS Group, Inc. (a).....................     2,600      108,706
Quanex Corp. ..........................     2,700      134,919
The Timken Co. ........................     9,000      288,180
Valmont Industries, Inc. ..............     1,800       60,228
                                                   -----------
                                                     1,211,348
                                                   -----------
METALS MINING -- 0.4%
AMCOL International Corp. .............     2,900       59,508
Century Aluminum Co. (a)...............     2,800       73,388
RTI International Metals, Inc. (a).....     2,500       94,875
Titanium Metals Corp. (a)..............       900       56,934
USEC, Inc. ............................     9,734      116,321
                                                   -----------
                                                       401,026
                                                   -----------
NATURAL GAS (DISTRIBUTION/PIPE LINE) -- 3.7%
AGL Resources, Inc. ...................     7,916      275,556
Atmos Energy Corp. ....................     8,898      232,772
Boardwalk Pipeline Partners LP (a).....     1,700       30,566
Buckeye Partners LP....................     3,800      160,436
Dynegy, Inc. (Class A) (a).............    29,061      140,655
Holly Energy Partners LP...............       800       29,512
Laclede Group, Inc. ...................     2,300       67,183
National Fuel Gas Co. .................     8,600      268,234
New Jersey Resources Corp. ............     3,200      134,048
Nicor, Inc. ...........................     4,800      188,688
Northwest Natural Gas Co. .............     3,138      107,257
Pacific Energy Partners LP.............     3,100       91,047
Peoples Energy Corp. ..................     4,092      143,506
Piedmont Natural Gas Co., Inc. ........     7,828      189,125
Plains All American Pipeline LP........     5,900      233,463
South Jersey Industries, Inc. .........     3,200       93,248
Southern Union Co. (a).................    11,450      270,564
Southwest Gas Corp. ...................     4,400      116,160
UGI Corp. .............................    11,262      231,997
Valero LP..............................     4,000      207,040
Vectren Corp. .........................     8,277      224,803
WGL Holdings, Inc. ....................     5,252      157,875
                                                   -----------
                                                     3,593,735
                                                   -----------
OFFICE EQUIPMENT & SUPPLIES -- 0.2%
Ennis, Inc. ...........................     2,900       52,693
United Stationers, Inc. (a)............     3,600      174,600
                                                   -----------
                                                       227,293
                                                   -----------

See accompanying notes to financial statements.

STREETTRACKS DJ WILSHIRE SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------     -----
OFFICE FURNISHINGS -- 0.1%
Global Imaging Systems, Inc. (a).......     2,700  $    93,501
Interface, Inc. (Class A) (a)..........     5,182       42,596
                                                   -----------
                                                       136,097
                                                   -----------
OIL & GAS (DRILLING & EQUIPMENT) -- 0.3%
Lone Star Technologies, Inc. (a).......     3,100      160,146
SEACOR Holdings, Inc. (a)..............     2,200      149,820
                                                   -----------
                                                       309,966
                                                   -----------
OIL & GAS (EXPLORATION/PRODUCTS) -- 1.6%
Dorchester Minerals LP.................     3,100       78,957
Forest Oil Corp. (a)...................     5,700      259,749
Harvest Natural Resources, Inc. (a)....     4,200       37,296
Hugoton Royalty Trust..................     2,100       79,611
McMoRan Exploration Co. (a)............     2,300       45,471
Meridian Resource Corp. (a)............    10,000       42,000
Petrohawk Energy Corp. (a).............     7,900      104,438
RPC, Inc. .............................     3,150       82,971
Stone Energy Corp. (a).................     2,900      132,037
The Houston Exploration Co. (a)........     3,100      163,680
Vintage Petroleum, Inc. ...............     6,139      327,393
Whiting Petroleum Corp. (a)............     4,000      160,000
                                                   -----------
                                                     1,513,603
                                                   -----------
OIL & GAS (REFINING & MARKETING) -- 0.4%
Hanover Compressor Co. (a).............     9,881      139,421
Sunoco Logistics Partners LP...........     1,500       58,050
Universal Compression Holdings, Inc.
  (a)..................................     2,400       98,688
Veritas DGC, Inc. (a)..................     3,600      127,764
                                                   -----------
                                                       423,923
                                                   -----------
OIL FIELD SERVICES -- 0.3%
Tidewater, Inc. .......................     5,800      257,868
                                                   -----------
PAPER & FOREST PRODUCTS -- 1.3%
Bowater, Inc. .........................     6,000      184,320
Buckeye Technologies, Inc. (a).........     4,300       34,615
Caraustar Industries, Inc. (a).........     3,275       28,460
Deltic Timber Corp. ...................     1,300       67,418
Glatfelter.............................     4,400       62,436
Longview Fibre Co. ....................     5,900      122,779
Neenah Paper, Inc. ....................     1,700       47,600
Potlatch Corp. ........................     3,200      163,136
Rayonier, Inc. ........................     8,300      330,755
Rock-Tenn Co. .........................     3,600       49,140
Schweitzer-Mauduit International,
  Inc. ................................     1,700       42,126
Wausau-Mosinee Paper Corp. ............     5,649       66,940
Xerium Technologies, Inc. .............     1,600       13,456
                                                   -----------
                                                     1,213,181
                                                   -----------
PERSONAL CARE -- 0.1%
Perrigo Co. ...........................     9,583      142,882
                                                   -----------
PUBLISHING -- 0.1%
Primedia, Inc. (a).....................    17,700       28,497
Scholastic Corp. (a)...................     3,300       94,083
                                                   -----------
                                                       122,580
                                                   -----------

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------     -----
PUBLISHING (NEWSPAPERS) -- 0.4%
Hollinger International, Inc. .........     5,342  $    47,864
Journal Register Co. ..................     4,900       73,255
Lee Enterprises, Inc. .................     4,400      162,404
McClatchy Co. (Class A)................     2,300      135,930
                                                   -----------
                                                       419,453
                                                   -----------
RAILROADS -- 0.4%
GATX Corp. ............................     4,760      171,741
Kansas City Southern Industries, Inc.
  (a)..................................     7,921      193,510
                                                   -----------
                                                       365,251
                                                   -----------
REAL ESTATE INVESTMENT TRUST -- 14.5%
Aames Investment Corp. ................     5,500       35,530
Acadia Realty Trust....................     3,200       64,160
Affordable Residential Communities.....     3,400       32,402
Alexandria Real Estate Equities,
  Inc. ................................     2,500      201,250
American Financial Realty Trust........    13,900      166,800
American Home Mortgage Investment
  Corp. ...............................     4,868      158,551
Amli Residential Properties Trust......     2,900      110,345
Annaly Mortgage Management, Inc. ......    13,155      143,916
Anthracite Capital, Inc. ..............     6,400       67,392
Anworth Mortgage Asset Corp. ..........     5,300       38,690
Arbor Realty Trust, Inc. ..............     1,900       49,248
Arden Realty, Inc. ....................     7,312      327,797
Ashford Hospitality Trust, Inc. .......     4,800       50,352
Avatar Holdings, Inc. (a)..............       500       27,460
Bedford Property Investors, Inc. ......     1,800       39,492
BioMed Realty Trust, Inc. .............     5,200      126,880
Brandywine Realty Trust................     6,254      174,549
BRE Properties, Inc. (Class A).........     5,484      249,412
Camden Property Trust..................     5,680      328,985
Capital Lease Funding, Inc. ...........     2,900       30,537
Capital Trust, Inc. (Class A)..........     1,300       38,064
CarrAmerica Realty Corp. ..............     6,279      217,442
CBL & Associates Properties, Inc. .....     6,500      256,815
Centerpoint Properties Corp. ..........     5,300      262,244
CentraCore Properties Trust............     1,300       34,931
Colonial Properties Trust..............     5,056      212,251
Commercial Net Lease Realty............     6,200      126,294
Corporate Office Properties Trust......     4,300      152,822
Cousins Properties, Inc. ..............     4,576      129,501
Crescent Real Estate Equities Co. .....    10,800      214,056
Deerfield Triarc Capital Corp. ........     2,900       39,730
DiamondRock Hospitality Co. ...........     5,400       64,584
EastGroup Properties, Inc. ............     2,500      112,900
Education Realty Trust, Inc. ..........     2,600       33,514
Entertainment Properties Trust.........     2,900      118,175
Equity Inns, Inc. .....................     6,143       83,238
Equity Lifestyle Properties, Inc. .....     2,400      106,800
Equity One, Inc. ......................     4,200       97,104
Essex Property Trust, Inc. ............     2,300      212,060
Extra Space Storage, Inc. .............     5,300       81,620
Federal Realty Investment Trust........     5,700      345,705
FelCor Lodging Trust, Inc. ............     5,400       92,934
Fieldstone Investment Corp. ...........     5,700       67,602
First Industrial Realty Trust, Inc. ...     4,775      183,837
Franklin Street Properties Corp. ......     6,300      131,985
Getty Realty Corp. ....................     2,200       57,838
Glenborough Realty Trust, Inc. ........     4,210       76,201

See accompanying notes to financial statements.

STREETTRACKS DJ WILSHIRE SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------     -----
Glimcher Realty Trust..................     4,100  $    99,712
GMH Communities Trust..................     4,300       66,693
Health Care REIT, Inc. ................     6,309      213,875
Healthcare Realty Trust, Inc. .........     5,073      168,779
Heritage Property Investment Trust.....     3,100      103,540
Highland Hospitality Corp. ............     5,800       64,090
Highwoods Properties, Inc. ............     5,848      166,376
Home Properties of New York, Inc. .....     3,443      140,474
HomeBanc Corp. ........................     5,200       38,896
HRPT Properties Trust..................    23,186      239,975
Impac Mortgage Holdings, Inc. .........     8,596       80,888
Inland Real Estate Corp. ..............     7,000      103,530
Innkeepers USA Trust...................     4,900       78,400
Investors Real Estate Trust............     5,200       47,996
JER Investors Trust, Inc. .............     2,800       47,460
Kilroy Realty Corp. ...................     3,100      191,890
KKR Financial Corp. ...................     4,400      105,556
LaSalle Hotel Properties...............     3,900      143,208
Lexington Corporate Properties Trust...     6,000      127,800
LTC Properties, Inc. ..................     2,300       48,369
Luminent Mortgage Capital, Inc. .......     4,000       30,040
Maguire Properties, Inc. ..............     3,700      114,330
Medical Properties Trust, Inc. ........     3,600       35,208
MeriStar Hospitality Corp. (a).........    10,134       95,260
MFA Mortgage Investments, Inc. ........     9,500       54,150
Mid-America Apartment Communities,
  Inc. ................................     2,400      116,400
National Health Investors, Inc. .......     2,700       70,092
Nationwide Health Properties, Inc. ....     7,726      165,336
New Century Financial Corp. ...........     6,100      220,027
Newcastle Investment Corp. ............     4,700      116,795
Newkirk Realty Trust, Inc. ............     1,700       26,350
Novastar Financial, Inc. ..............     3,426       96,305
Omega Healthcare Investors, Inc. ......     5,900       74,281
Pan Pacific Retail Properties, Inc. ...     4,400      294,316
Parkway Properties, Inc. ..............     1,600       64,224
Pennsylvania Real Estate Investment
  Trust................................     3,891      145,368
Post Properties, Inc. .................     4,627      184,849
Prentiss Properties Trust..............     4,876      198,356
PS Business Parks, Inc. ...............     1,900       93,480
RAIT Investment Trust..................     2,900       75,168
Ramco-Gershenson Properties Trust......     2,000       53,300
Realty Income Corp. ...................     9,150      197,823
Reckson Associates Realty Corp. .......     8,847      318,315
Redwood Trust, Inc. ...................     2,700      111,402
Saul Centers, Inc. ....................     1,200       43,320
Saxon Capital, Inc. ...................     5,791       65,612
Senior Housing Properties Trust........     6,900      116,679
Shurgard Storage Centers, Inc. (Class
  A)...................................     5,000      283,550
SL Green Realty Corp. .................     4,400      336,116
Sovran Self Storage, Inc. .............     1,800       84,546
Spirit Finance Corp. ..................     7,300       82,855
Strategic Hotel Capital, Inc. .........     3,400       69,972
Sun Communities, Inc. .................     2,200       69,080
Sunstone Hotel Investors, Inc. ........     5,000      132,850
Tanger Factory Outlet Centers, Inc. ...     3,200       91,968
Taubman Centers, Inc. .................     5,400      187,650
Town & Country Trust...................     1,900       64,239
Trammell Crow Co. (a)..................     4,100      105,165
Trizec Properties, Inc. ...............    10,100      231,492

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------     -----
Trustreet Properties, Inc. ............     6,700  $    97,954
U-Store-It Trust.......................     5,200      109,460
U.S. Shipping Partners LP .............       800       17,584
Universal Health Realty Income Trust...     1,300       40,742
Urstadt Biddle Properties (Class A)....     2,200       35,662
Ventas, Inc. ..........................    11,223      359,360
W.P. Carey & Co. LLC...................     3,200       81,152
Washington Real Estate Investment
  Trust................................     4,804      145,801
                                                   -----------
                                                    14,055,486
                                                   -----------
REINSURANCE -- 2.0%
Aspen Insurance Holdings, Ltd. ........     5,400      127,818
Assured Guaranty, Ltd. ................     5,700      144,723
Endurance Specialty Holdings, Ltd. ....     6,600      236,610
Enstar Group, Inc. (a).................       400       26,500
IPC Holdings, Ltd. ....................     5,400      147,852
Max Re Capital, Ltd. ..................     5,000      129,850
Montpelier Re Holdings, Ltd. ..........     9,000      170,100
PartnerRe, Ltd. .......................     6,000      394,020
RenaissanceRe Holdings, Ltd. ..........     7,800      344,058
Transatlantic Holdings, Inc. ..........     2,900      194,880
                                                   -----------
                                                     1,916,411
                                                   -----------
RESTAURANTS -- 0.7%
Bob Evans Farms, Inc. .................     4,137       95,399
CKE Restaurants, Inc. .................     6,200       83,762
Domino's Pizza, Inc. ..................     3,500       84,700
IHOP Corp. ............................     2,300      107,893
Lone Star Steakhouse & Saloon, Inc. ...     2,073       49,213
Landry's Restaurants, Inc. ............     2,000       53,420
Ryan's Restaurant Group, Inc. (a)......     4,829       58,238
Triarc Cos., Inc. (Class B)............     4,951       73,522
                                                   -----------
                                                       606,147
                                                   -----------
RETAIL -- 0.2%
AFC Enterprises, Inc. (a)..............     2,400       36,288
Ruddick Corp. .........................     4,100       87,248
Weis Markets, Inc. ....................       900       38,736
                                                   -----------
                                                       162,272
                                                   -----------
RETAIL (DEPARTMENT STORES) -- 0.4%
Dillards, Inc. (Class A)...............     7,386      183,321
Saks, Inc. (a).........................    13,711      231,167
                                                   -----------
                                                       414,488
                                                   -----------
RETAIL (DISCOUNTERS) -- 0.3%
Big Lots, Inc. (a).....................    12,438      149,381
Dress Barn, Inc. (a)...................     2,484       95,907
                                                   -----------
                                                       245,288
                                                   -----------
RETAIL (SPECIALTY APPAREL) -- 0.6%
Brown Shoe Co., Inc. ..................     2,000       84,860
Buckle, Inc. ..........................     1,000       32,240
Burlington Coat Factory Warehouse
  Corp. ...............................     2,300       92,483
Charming Shoppes, Inc. (a).............    11,520      152,064
DEB Shops, Inc. .......................       600       17,838
Stage Stores, Inc. ....................     3,200       95,296
The Cato Corp. (Class A)...............     3,621       77,670
                                                   -----------
                                                       552,451
                                                   -----------

See accompanying notes to financial statements.

STREETTRACKS DJ WILSHIRE SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------     -----
RETAIL (SPECIALTY) -- 1.8%
Asbury Automotive Group, Inc. (a)......     1,800  $    29,628
Blockbuster, Inc. (Class A)............    20,120       75,450
Borders Group, Inc. ...................     7,906      171,323
Casey's General Stores, Inc. ..........     5,066      125,637
Cash America International, Inc. ......     3,300       76,527
CSK Auto Corp. (a).....................     4,600       69,368
Group 1 Automotive, Inc. (a)...........     2,400       75,432
Inergy Holdings LP.....................     1,100       39,622
Inergy LP..............................     3,800       98,534
Jo-Ann Stores, Inc. (a)................     2,500       29,500
Lithia Motors, Inc. (Class A)..........     1,700       53,448
Longs Drug Stores Corp. ...............     3,200      116,448
Movado Group, Inc. ....................     2,100       38,430
Nu Skin Enterprises, Inc. (Class A)....     6,100      107,238
OfficeMax, Inc. .......................     7,000      177,520
Pier 1 Imports, Inc. ..................     9,216       80,456
School Specialty, Inc. (a).............     2,600       94,744
Smart & Final, Inc. (a)................     1,400       18,032
Sonic Automotive, Inc. (Class A).......     3,400       75,752
The Pep Boys -- Manny, Moe & Jack......     5,432       80,882
Zale Corp. (a).........................     5,600      140,840
                                                   -----------
                                                     1,774,811
                                                   -----------
RETAIL STORES (DRUG STORE) -- 0.2%
Rite Aid Corp. (a).....................    48,300      168,084
                                                   -----------
SAVINGS & LOAN COMPANIES -- 2.0%
Anchor Bancorp Wisconsin, Inc. ........     2,156       65,413
BankAtlantic Bancorp, Inc. (Class A)...     5,400       75,600
BankUnited Financial Corp. ............     3,200       85,024
Brookline Bancorp, Inc. ...............     7,100      100,607
Capitol Federal Financial..............     2,500       82,350
Charter Financial Corp. ...............       500       17,855
Clifton Savings Bancorp, Inc. .........     1,600       16,096
Dime Community Bancshares..............     3,879       56,672
Downey Financial Corp. ................     2,300      157,297
Fidelity Bankshares, Inc. .............     2,600       85,020
First Financial Holdings, Inc. ........     1,400       43,008
First Place Financial Corp. ...........     1,700       40,885
FirstFed Financial Corp. (a)...........     1,900      103,588
Flagstar Bancorp, Inc. ................     3,600       51,840
Flushing Financial Corp. ..............     2,000       31,140
Harbor Florida Bancshares, Inc. .......     2,500       92,625
Kearny Financial Corp. ................     2,500       30,500
MAF Bancorp, Inc. .....................     3,500      144,830
Northwest Bancorp, Inc. ...............     2,400       51,024
OceanFirst Financial Corp. ............     1,120       25,492
Partners Trust Financial Group,
  Inc. ................................     4,700       56,635
PFF Bancorp, Inc. .....................     2,600       79,352
Provident New York Bancorp.............     5,300       58,353
United Community Financial Corp. ......     3,200       37,792
Washington Federal, Inc. ..............     9,382      215,692
Wauwatosa Holdings, Inc. (a)...........     1,200       13,728
World Acceptance Corp. (a).............     1,900       54,150
WSFS Financial Corp. ..................       700       42,875
                                                   -----------
                                                     1,915,443
                                                   -----------

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------     -----
SEMICONDUCTORS -- 0.1%
Exar Corp. (a).........................     4,040  $    50,581
Veeco Instruments, Inc. (a)............     3,019       52,319
                                                   -----------
                                                       102,900
                                                   -----------
SERVICES (ADVERTISING/MARKETING) -- 0.1%
Catalina Marketing Corp. ..............     4,900      124,215
                                                   -----------
SERVICES (COMMERCIAL & CONSUMER) -- 3.2%
ABM Industries, Inc. ..................     4,600       89,930
ADESA, Inc. ...........................    10,000      244,200
Avnet, Inc. (a)........................    13,200      316,008
Banta Corp. ...........................     2,600      129,480
BearingPoint, Inc. (a).................    18,300      143,838
CBIZ, Inc. (a).........................     7,600       45,752
Central Parking Corp. .................     2,100       28,812
Chemed Corp. ..........................     2,900      144,072
Compass Minerals International,
  Inc. ................................     3,600       88,344
Deluxe Corp. ..........................     5,400      162,756
Dollar Thrifty Automotive Group (a)....     2,700       97,389
Forrester Research, Inc. (a)...........     1,638       30,712
Gartner, Inc. (a)......................     6,100       78,690
Jackson Hewitt Tax Service, Inc. ......     3,700      102,527
Laidlaw International, Inc. ...........    10,900      253,207
Landauer, Inc. ........................     1,000       46,090
Lincoln Educational Services Corp.
  (a)..................................       500        7,130
Macquarie Infrastructure Co. Trust.....     2,800       86,240
McGrath Rentcorp.......................     2,300       63,940
NCO Group, Inc. (a)....................     3,404       57,596
Quanta Services, Inc. (a)..............    11,022      145,160
Service Corp. International............    33,835      276,770
Sourcecorp, Inc. (a)...................     1,800       43,164
Stewart Enterprises, Inc. (Class A)....    11,149       60,316
Viad Corp. ............................     2,582       75,730
Volt Information Sciences, Inc. (a)....     1,000       19,020
Washington Group International,
  Inc. ................................     3,000      158,910
Watson Wyatt Worldwide, Inc. (Class
  A)...................................     4,800      133,920
                                                   -----------
                                                     3,129,703
                                                   -----------
SERVICES (COMPUTER SYSTEMS) -- 0.1%
Keane, Inc. (a)........................     6,309       69,462
                                                   -----------
SERVICES (DATA PROCESSING) -- 0.2%
CSG Systems International, Inc. (a)....     5,130      114,502
infoUSA, Inc. (a)......................     4,100       44,813
                                                   -----------
                                                       159,315
                                                   -----------
SERVICES (EMPLOYMENT) -- 0.4%
CDI Corp. .............................     1,500       41,100
Gevity HR, Inc. .......................     3,100       79,732
Heidrick & Struggles International,
  Inc. (a).............................     2,200       70,510
Kelly Services, Inc. (Class A).........     2,200       57,684
MPS Group, Inc. (a)....................    10,982      150,124
                                                   -----------
                                                       399,150
                                                   -----------
SHIPPING -- 0.3%
American Commercial Lines, Inc. (a)....     1,000       30,290
Double Hull Tankers, Inc. (a)..........     1,900       25,023
General Maritime Corp. ................     4,100      151,864

See accompanying notes to financial statements.

STREETTRACKS DJ WILSHIRE SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------     -----
Horizon Lines, Inc. ...................     1,400  $    16,982
Ship Finance International, Ltd. ......     4,400       74,360
                                                   -----------
                                                       298,519
                                                   -----------
SPECIALTY PRINTING -- 0.1%
Bowne & Co., Inc. .....................     4,127       61,245
Consolidated Graphics, Inc. (a)........     1,400       66,276
                                                   -----------
                                                       127,521
                                                   -----------
STEEL -- 1.8%
AK Steel Holding Corp. (a).............    11,978       95,225
Allegheny Technologies, Inc. ..........     9,000      324,720
Carpenter Technology Corp. ............     2,500      176,175
Chaparral Steel Co. (a)................     2,600       78,650
Cleveland-Cliffs, Inc. ................     2,300      203,711
Gibraltar Industries, Inc. ............     3,400       77,996
Oregon Steel Mills, Inc. (a)...........     4,000      117,680
Reliance Steel & Aluminum Co. .........     3,100      189,472
Ryerson Tull, Inc. ....................     2,644       64,302
Schnitzer Steel Industries, Inc. (Class
  A)...................................     2,600       79,534
Steel Dynamics, Inc. ..................     4,900      173,999
Worthington Industries, Inc. ..........     7,709      148,090
                                                   -----------
                                                     1,729,554
                                                   -----------
TELECOMMUNICATIONS -- 0.2%
Audiovox Corp. (Class A) (a)...........     2,231       30,922
Commonwealth Telephone Enterprises,
  Inc. ................................     2,400       81,048
RCN Corp. (a)..........................     4,200       98,490
                                                   -----------
                                                       210,460
                                                   -----------
TELEPHONE -- 0.2%
IDT Corp. (Class B) (a)................     7,900       92,430
Iowa Telecommunications Services,
  Inc. ................................     2,700       41,823
SureWest Communications................     1,500       39,555
Valor Communications Group, Inc. ......     4,400       50,160
                                                   -----------
                                                       223,968
                                                   -----------
TEXTILES (APPAREL) -- 0.4%
Kellwood Co. ..........................     3,168       75,652
Oxford Industries, Inc. ...............     1,600       87,520
Phillips-Van Heusen Corp. .............     4,300      139,320
Russell Corp. .........................     3,333       44,862
UniFirst Corp. ........................     1,000       31,100
                                                   -----------
                                                       378,454
                                                   -----------
TOBACCO -- 0.6%
Loews Corp. (Carolina Group)...........     8,502      374,003
Universal Corp. .......................     2,700      117,072
Vector Group, Ltd. ....................     2,400       43,608
                                                   -----------
                                                       534,683
                                                   -----------

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------     -----
TRANSPORTATION -- 0.8%
Alexander & Baldwin, Inc. .............     4,800  $   260,352
EGL, Inc. (a)..........................     3,400      127,738
Overseas Shipholding Group, Inc. ......     3,200      161,248
Teekay Shipping Corp. .................     5,300      211,470
                                                   -----------
                                                       760,808
                                                   -----------
TRUCKING -- 1.0%
Amerco, Inc. (a).......................     1,000       72,050
Arkansas Best Corp. ...................     2,600      113,568
CNF, Inc. .............................     5,800      324,162
Ryder Systems, Inc. ...................     7,000      287,140
SIRVA, Inc. (a)........................     2,900       23,200
Werner Enterprises, Inc. ..............     6,574      129,508
                                                   -----------
                                                       949,628
                                                   -----------
TRUCKS & PARTS -- 0.1%
The Greenbrier Cos., Inc. .............     1,400       39,760
Wabash National Corp. .................     3,600       68,580
                                                   -----------
                                                       108,340
                                                   -----------
WATER -- 0.2%
American States Water Co. .............     1,900       58,520
California Water Service Group.........     2,000       76,460
SJW Corp. .............................       800       36,400
                                                   -----------
                                                       171,380
                                                   -----------
TOTAL COMMON STOCKS -- (Cost
  $89,388,988).........................             96,499,533
                                                   -----------
SHORT TERM INVESTMENTS -- 0.3%
MONEY MARKET FUND -- 0.3%
AIM Short Term Investment Class Prime
  Fund (Cost $263,440).................    263,440     263,440
                                                   -----------
TOTAL INVESTMENTS -- 99.8% (Cost
  $89,652,428).........................             96,762,973
OTHER ASSETS AND LIABILITIES -- 0.2%                   214,128
                                                   -----------
NET ASSETS -- 100.0%...................            $96,977,101
                                                   ===========

 (a) Non-income producing security

See accompanying notes to financial statements.

STREETTRACKS DJ GLOBAL TITANS ETF
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                      SHARES      VALUE
--------------------                      ------      -----
COMMON STOCKS -- 99.8%
FINLAND -- 1.3%
Nokia OYJ ADR.........................     63,297  $ 1,158,335
                                                   -----------
FRANCE -- 2.3%
Total SA ADR..........................     16,372    2,069,421
                                                   -----------
GERMANY -- 1.1%
Siemens AG ADR........................     11,914    1,019,719
                                                   -----------
ITALY -- 1.1%
Eni SpA ADR...........................      7,248    1,010,806
                                                   -----------
JAPAN -- 2.5%
Toyota Motor Corp. ADR................     21,951    2,296,514
                                                   -----------
NETHERLANDS -- 1.1%
ING Groep N.V. ADR....................     28,328      986,381
                                                   -----------
SOUTH KOREA -- 1.4%
Samsung Electronics Co., Ltd. GDR *...      3,900    1,285,050
                                                   -----------
SPAIN -- 1.0%
Telefonica SA ADR.....................     20,803      936,551
                                                   -----------
SWITZERLAND -- 7.1%
Nestle SA.............................      5,760    1,721,495
Novartis AG ADR.......................     35,424    1,859,052
Roche Holding AG......................     10,029    1,504,789
UBS AG................................     14,202    1,351,320
                                                   -----------
TOTAL SWITZERLAND.....................               6,436,656
                                                   -----------
UNITED KINGDOM -- 17.7%
AstraZeneca PLC ADR...................     22,729    1,104,629
Barclays PLC ADR......................     23,067      970,659
BP PLC ADR............................     51,429    3,302,770
GlaxoSmithKline PLC ADR...............     41,568    2,098,353
HBOS PLC..............................     55,811      952,482
HSBC Holdings PLC ADR.................     32,356    2,603,687
Royal Bank of Scotland Group PLC......     45,620    1,376,005
Royal Dutch Shell PLC ADR.............     28,528    1,754,187
Vodafone Group PLC ADR................     87,826    1,885,624
                                                   -----------
TOTAL UNITED KINGDOM..................              16,048,396
                                                   -----------
UNITED STATES -- 63.2%
Abbott Laboratories...................     22,247      877,199
Altria Group, Inc. ...................     29,525    2,206,108
American International Group, Inc. ...     32,576    2,222,661
AT&T, Inc. ...........................     56,052    1,372,714
Bank of America Corp. ................     66,599    3,073,544
BellSouth Corp. ......................     26,154      708,773
Chevron Corp. ........................     32,118    1,823,339
Cisco Systems, Inc. (a)...............     93,951    1,608,441

SECURITY DESCRIPTION                      SHARES      VALUE
--------------------                      ------      -----
Citigroup, Inc. ......................     74,304  $ 3,605,973
ConocoPhillips........................     18,096    1,052,825
Dell, Inc. (a)........................     31,253      937,277
Exxon Mobil Corp. ....................     90,819    5,101,303
General Electric Co. .................    151,388    5,306,149
Intel Corp. ..........................     86,987    2,171,196
International Business Machines
  Corp. ..............................     22,780    1,872,516
Johnson & Johnson.....................     42,437    2,550,464
JPMorgan Chase & Co. .................     50,264    1,994,978
Merck & Co., Inc. ....................     31,485    1,001,538
Microsoft Corp. ......................    135,367    3,539,847
Morgan Stanley........................     14,133      801,906
PepsiCo, Inc. ........................     23,754    1,403,386
Pfizer, Inc. .........................    106,161    2,475,675
Procter & Gamble Co. .................     48,775    2,823,097
The Coca-Cola Co. ....................     31,635    1,275,207
The Walt Disney Co. ..................     28,648      686,693
Time Warner, Inc. ....................     62,976    1,098,301
Verizon Communications, Inc. .........     39,483    1,189,228
Wal-Mart Stores, Inc. ................     36,870    1,725,516
Wyeth.................................     19,058      878,002
                                                   -----------
TOTAL UNITED STATES...................              57,383,856
                                                   -----------
TOTAL COMMON STOCKS -- (Cost
  $87,317,888)........................              90,631,685
                                                   -----------
SHORT TERM INVESTMENTS -- 0.0% (b)
MONEY MARKET FUND -- 0.0% (b)
AIM Short Term Investment Class Prime
  Fund (Cost $100)....................        100          100
                                                   -----------
TOTAL INVESTMENTS -- 99.8%
  (Cost $87,317,988)..................              90,631,785
OTHER ASSETS AND LIABILITIES -- 0.2%                   221,111
                                                   -----------
NET ASSETS -- 100.0%..................             $90,852,896
                                                   ===========

(a)  Non-income producing security
(b) Amount Shown represents less than 0.005% of net assets.
 *  Security purchased pursuant to Rule 144A of the Securities
    Act of 1933. This security, which represents 1.4% of net assets as of December 31, 2005, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
ADR = American Depositary Receipt
GDR = Global Depositary Receipt

See accompanying notes to financial statements.

STREETTRACKS DJ WILSHIRE REIT ETF
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                    SHARES       VALUE
--------------------                    ------       -----
COMMON STOCKS -- 99.4%
REAL ESTATE INVESTMENT TRUST -- 99.4%
Acadia Realty Trust................       89,957  $  1,803,638
Affordable Residential
  Communities......................       96,045       915,309
Alexandria Real Estate Equities,
  Inc. ............................       72,931     5,870,945
AMB Property Corp. ................      277,025    13,621,319
American Campus Communities,
  Inc. ............................       53,872     1,336,026
Amli Residential Properties
  Trust............................       82,416     3,135,929
Apartment Investment & Management
  Co. (Class A)....................      306,834    11,619,804
Archstone-Smith Trust..............      687,294    28,790,746
Arden Realty, Inc. ................      216,213     9,692,829
Associated Estates Realty Corp. ...       55,808       504,504
Avalonbay Communities, Inc. .......      235,732    21,039,081
Bedford Property Investors,
  Inc. ............................       49,322     1,082,125
BioMed Realty Trust, Inc. .........      144,525     3,526,410
Boston Properties, Inc. ...........      364,763    27,039,881
Boykin Lodging Co. (a).............       56,445       689,758
Brandywine Realty Trust............      182,087     5,082,048
BRE Properties, Inc. (Class A).....      164,613     7,486,599
Camden Property Trust..............      167,722     9,714,458
CarrAmerica Realty Corp. ..........      187,806     6,503,722
CBL & Associates Properties,
  Inc. ............................      194,506     7,684,932
Cedar Shopping Centers, Inc. ......       92,419     1,300,335
Centerpoint Properties Corp. ......      156,479     7,742,581
Colonial Properties Trust..........      145,227     6,096,629
Corporate Office Properties
  Trust............................      128,385     4,562,803
Cousins Properties, Inc. ..........      130,923     3,705,121
Crescent Real Estate Equities
  Co. .............................      322,192     6,385,845
Developers Diversified Realty
  Corp. ...........................      351,493    16,527,201
Digital Realty Trust, Inc. ........       88,517     2,003,140
Duke Realty Corp. .................      463,373    15,476,658
EastGroup Properties, Inc. ........       71,095     3,210,650
Education Realty Trust, Inc. ......       71,395       920,282
Equity Inns, Inc. .................      171,187     2,319,584
Equity Lifestyle Properties,
  Inc. ............................       68,192     3,034,544
Equity Office Properties Trust.....    1,318,231    39,981,946
Equity One, Inc. ..................      124,054     2,868,128
Equity Residential.................      930,906    36,417,043
Essex Property Trust, Inc. ........       67,912     6,261,486
Federal Realty Investment Trust....      170,003    10,310,682
FelCor Lodging Trust, Inc. ........      151,564     2,608,416
First Industrial Realty Trust,
  Inc. ............................      140,117     5,394,504
First Potomac Realty Trust.........       63,070     1,677,662
General Growth Properties, Inc. ...      723,992    34,020,384
Glenborough Realty Trust, Inc. ....      116,839     2,114,786
Glimcher Realty Trust..............      115,079     2,798,721
GMH Communities Trust..............      124,703     1,934,144
Heritage Property Investment
  Trust............................       86,246     2,880,616
Highwoods Properties, Inc. ........      173,897     4,947,370
Home Properties of New York,
  Inc. ............................      102,142     4,167,394
Hospitality Properties Trust.......      215,957     8,659,876
Host Marriott Corp. ...............    1,055,825    20,007,884
HRPT Properties Trust..............      680,237     7,040,453
Innkeepers USA Trust...............      137,391     2,198,256
Kilroy Realty Corp. ...............       92,084     5,700,000
Kimco Realty Corp. ................      692,005    22,199,520
Kite Realty Group Trust............       89,623     1,386,468
LaSalle Hotel Properties...........      114,579     4,207,341

SECURITY DESCRIPTION                    SHARES       VALUE
--------------------                    ------       -----
Liberty Property Trust.............      286,094  $ 12,259,128
Macerich Co. ......................      191,773    12,875,639
Mack-Cali Realty Corp. ............      199,152     8,603,366
Maguire Properties, Inc. ..........      110,376     3,410,618
MeriStar Hospitality Corp. (a).....      282,876     2,659,034
Mid-America Apartment Communities,
  Inc. ............................       70,489     3,418,716
Mills Corp. .......................      173,863     7,291,814
New Plan Excel Realty Trust........      331,479     7,683,683
Pan Pacific Retail Properties,
  Inc. ............................      131,695     8,809,079
Parkway Properties, Inc. ..........       45,625     1,831,388
Pennsylvania Real Estate Investment
  Trust............................      109,097     4,075,864
Post Properties, Inc. .............      132,086     5,276,836
Prentiss Properties Trust..........      146,536     5,961,084
ProLogis...........................      786,070    36,725,190
PS Business Parks, Inc. ...........       53,151     2,615,029
Public Storage, Inc. ..............      286,772    19,420,200
Ramco-Gershenson Properties
  Trust............................       54,488     1,452,105
Reckson Associates Realty Corp. ...      261,031     9,391,895
Regency Centers Corp. .............      197,308    11,631,307
Saul Centers, Inc. ................       35,689     1,288,373
Shurgard Storage Centers, Inc.
  (Class A)........................      149,032     8,451,605
Simon Property Group, Inc. ........      716,638    54,915,970
SL Green Realty Corp. .............      131,680    10,059,035
Sovran Self Storage, Inc. .........       51,207     2,405,193
Strategic Hotel Capital, Inc. .....       96,391     1,983,727
Sun Communities, Inc. .............       59,077     1,855,018
Sunstone Hotel Investors, Inc. ....      155,245     4,124,860
Tanger Factory Outlet Centers,
  Inc. ............................       99,590     2,862,217
Taubman Centers, Inc. .............      164,662     5,722,004
Town & Country Trust...............       53,433     1,806,570
Trizec Properties, Inc. ...........      299,739     6,870,018
U-Store-It Trust...................      145,531     3,063,428
United Dominion Realty Trust,
  Inc. ............................      444,695    10,423,651
Vornado Realty Trust...............      426,230    35,577,418
Washington Real Estate Investment
  Trust............................      135,351     4,107,903
Weingarten Realty Investors........      268,685    10,158,980
Winston Hotels, Inc. ..............       85,388       845,341
                                                  ------------
TOTAL COMMON STOCKS -- (Cost
  $751,049,834)....................                802,121,802
                                                  ------------
SHORT TERM INVESTMENTS -- 0.2%
MONEY MARKET FUND -- 0.2%
AIM Short Term Investment Class
  Prime Fund
  (Cost $1,620,682)................    1,620,682     1,620,682
                                                  ------------
TOTAL INVESTMENTS -- 99.6% (Cost
  $752,670,516)....................                803,742,484
OTHER ASSETS AND
  LIABILITIES -- 0.4%..............                  3,631,676
                                                  ------------
NET ASSETS -- 100.0%...............               $807,374,160
                                                  ============

(a) Non-income producing security

See accompanying notes to financial statements.

STREETTRACKS KBW BANK ETF
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                      SHARES      VALUE
--------------------                      ------      -----
COMMON STOCKS -- 99.7%
BANKS (MAJOR REGIONAL) -- 44.3%
Bank of America Corp. ................    104,086  $ 4,803,569
Comerica, Inc. .......................     17,032      966,736
Fifth Third Bancorp...................     38,145    1,438,829
Keycorp...............................     35,493    1,168,785
National City Corp. ..................     44,011    1,477,449
PNC Financial Services Group..........     23,168    1,432,477
SunTrust Banks, Inc. .................     23,933    1,741,365
U.S. Bancorp..........................     72,841    2,177,218
Wachovia Corp. .......................     41,960    2,218,006
Wells Fargo & Co. ....................     70,914    4,455,527
                                                   -----------
                                                    21,879,961
                                                   -----------
BANKS (REGIONAL) -- 12.6%
BB&T Corp. ...........................     38,188    1,600,459
M&T Bank Corp. .......................     10,870    1,185,374
North Fork Bancorp, Inc. .............     40,445    1,106,575
Regions Financial Corp. ..............     37,150    1,269,044
Zions Bancorp.........................     13,747    1,038,723
                                                   -----------
                                                     6,200,175
                                                   -----------
CONSUMER FINANCE -- 3.2%
Capital One Financial Corp. ..........     18,408    1,590,451
                                                   -----------
FINANCIAL (DIVERSIFIED) -- 31.9%
Citigroup, Inc. ......................    105,169    5,103,852
JPMorgan Chase & Co. .................    121,404    4,818,525
Mellon Financial Corp. ...............     39,202    1,342,668

SECURITY DESCRIPTION                      SHARES      VALUE
--------------------                      ------      -----
Northern Trust Corp. .................     24,018  $ 1,244,613
State Street Corp. (a)................     28,109    1,558,363
The Bank of New York Co., Inc. .......     52,363    1,667,761
                                                   -----------
                                                    15,735,782
                                                   -----------
SAVINGS & LOAN COMPANIES -- 7.7%
Golden West Financial Corp. ..........     23,761    1,568,226
Washington Mutual, Inc. ..............     51,064    2,221,284
                                                   -----------
                                                     3,789,510
                                                   -----------
TOTAL COMMON STOCKS -- (Cost
  $48,801,597)........................              49,195,879
                                                   -----------
SHORT TERM INVESTMENTS -- 0.2%
MONEY MARKET FUND -- 0.2%
AIM Short Term Investment Class Prime
  Fund
  (Cost $102,539).....................    102,539      102,539
                                                   -----------
TOTAL INVESTMENTS -- 99.9%
  (Cost $48,904,136)..................              49,298,418
OTHER ASSETS AND
  LIABILITIES -- 0.1%.................                  43,735
                                                   -----------
NET ASSETS -- 100.0%..................             $49,342,153
                                                   ===========

 (a) Affiliated Issuer (Note 3)

See accompanying notes to financial statements.

STREETTRACKS KBW CAPITAL MARKETS ETF
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                      SHARES      VALUE
--------------------                      ------      -----
COMMON STOCKS -- 100.0%
BANKS (REGIONAL) -- 1.6%
Investors Financial Services Corp. ...     25,714  $   947,046
                                                   -----------
FINANCIAL (DIVERSIFIED) -- 27.9%
Archipelago Holdings, Inc. (a)........     18,306      911,090
Chicago Mercantile Exchange Holdings,
  Inc. ...............................      7,397    2,718,324
Mellon Financial Corp. ...............     73,708    2,524,499
Nasdaq Stock Market, Inc. (a).........     36,501    1,284,105
Northern Trust Corp. .................     42,648    2,210,019
SEI Investments Co. ..................     30,036    1,111,332
State Street Corp. (b)................     46,534    2,579,845
The Bank of New York Co., Inc. .......    107,304    3,417,632
                                                   -----------
                                                    16,756,846
                                                   -----------
INVESTMENT BANKING/BROKERAGE -- 54.1%
AG Edwards, Inc. .....................     26,866    1,258,941
Ameritrade Holding Corp. (a)..........    104,054    2,497,296
E*TRADE Financial Corp. (a)...........     91,498    1,908,648
Goldman Sachs Group, Inc. ............     46,464    5,933,918
Lehman Brothers Holdings, Inc. .......     25,971    3,328,703
Merrill Lynch & Co., Inc. ............     84,969    5,754,950
Morgan Stanley........................     91,965    5,218,094
Raymond James Financial, Inc. ........     31,605    1,190,560
The Bear Stearns Cos., Inc. ..........     24,330    2,810,845
The Charles Schwab Corp. .............    177,649    2,606,111
                                                   -----------
                                                    32,508,066
                                                   -----------

SECURITY DESCRIPTION                      SHARES      VALUE
--------------------                      ------      -----
INVESTMENT MANAGEMENT -- 16.4%
Alliance Capital Management Holding
  LP..................................     27,001  $ 1,525,287
Franklin Resources, Inc. .............     28,140    2,645,441
Janus Capital Group, Inc. ............     72,536    1,351,346
Legg Mason, Inc. .....................     19,080    2,283,685
T. Rowe Price Group, Inc. ............     27,762    1,999,697
                                                   -----------
                                                     9,805,456
                                                   -----------
TOTAL COMMON STOCKS -- (Cost
  $59,338,041)........................              60,017,414
                                                   -----------
SHORT TERM INVESTMENTS -- 0.0%(c)
MONEY MARKET FUND -- 0.0%(c)
AIM Short Term Investment Class Prime
  Fund
  (Cost $16,461)......................     16,461       16,461
                                                   -----------
TOTAL INVESTMENTS -- 100.0%
  (Cost $59,354,502)..................              60,033,875
OTHER ASSETS
  AND LIABILITIES -- 0.0% (c).........                  26,416
                                                   -----------
NET ASSETS -- 100.0%..................             $60,060,291
                                                   ===========

(a) Non-income producing security
(b) Affiliated Issuer (Note 3)
(c) Amount shown represents less than 0.005% of net assets.

See accompanying notes to financial statements.

STREETTRACKS KBW INSURANCE ETF
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                      SHARES      VALUE
--------------------                      ------      -----
COMMON STOCKS -- 99.8%
INSURANCE (FINANCIAL GUARANTEE) -- 5.6%
MBIA, Inc. ...........................     32,399  $ 1,949,124
MGIC Investment Corp. ................     24,268    1,597,320
                                                   -----------
                                                     3,546,444
                                                   -----------
INSURANCE (LIFE/HEALTH) -- 21.8%
AFLAC, Inc. ..........................     56,822    2,637,677
Lincoln National Corp. ...............     37,087    1,966,724
Principal Financial Group, Inc. ......     57,086    2,707,589
Prudential Financial, Inc. ...........     56,858    4,161,437
UnumProvident Corp. ..................    100,309    2,282,030
                                                   -----------
                                                    13,755,457
                                                   -----------
INSURANCE (MULTI-LINE) -- 40.8%
ACE, Ltd. ............................     52,166    2,787,751
American International Group, Inc. ...     82,161    5,605,845
Cincinnati Financial Corp. ...........     38,926    1,739,214
Genworth Financial, Inc. (Class A)....     57,500    1,988,350
MetLife, Inc. ........................     83,177    4,075,673
The Allstate Corp. ...................     78,290    4,233,140
The Hartford Financial Services Group,
  Inc. ...............................     40,047    3,439,637
XL Capital, Ltd. (Class A)............     26,891    1,811,915
                                                   -----------
                                                    25,681,525
                                                   -----------
INSURANCE (PROPERTY/CASUALTY) -- 19.4%
Chubb Corp. ..........................     29,412    2,872,082
Fidelity National Financial, Inc. ....     41,951    1,543,377

SECURITY DESCRIPTION                      SHARES      VALUE
--------------------                      ------      -----
SAFECO Corp. .........................     30,767  $ 1,738,335
The Progressive Corp. ................     27,580    3,220,792
The St. Paul Travelers Cos., Inc. ....     63,465    2,834,982
                                                   -----------
                                                    12,209,568
                                                   -----------
INSURANCE BROKERS -- 8.7%
Aon Corp. ............................     73,566    2,644,698
Marsh & McLennan Cos., Inc. ..........     88,945    2,824,893
                                                   -----------
                                                     5,469,591
                                                   -----------
REINSURANCE -- 3.5%
Axis Capital Holdings, Ltd. ..........     26,900      841,432
Everest Re Group, Ltd. ...............     13,600    1,364,760
                                                   -----------
                                                     2,206,192
                                                   -----------
TOTAL COMMON STOCKS -- (Cost
  $63,104,087)........................              62,868,777
                                                   -----------
SHORT TERM INVESTMENTS -- 0.1%
MONEY MARKET FUND -- 0.1%
AIM Short Term Investment Class Prime
  Fund (Cost $58,065).................     58,065       58,065
                                                   -----------
TOTAL INVESTMENTS -- 99.9% (Cost
  $63,162,152)........................              62,926,842
OTHER ASSETS AND
  LIABILITIES -- 0.1%.................                  62,075
                                                   -----------
NET ASSETS -- 100.0%..................             $62,988,917
                                                   ===========

See accompanying notes to financial statements.

STREETTRACKS MORGAN STANLEY TECHNOLOGY ETF
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                    SHARES       VALUE
--------------------                    ------       -----
COMMON STOCKS -- 100.0%
CELLULAR/WIRELESS TELECOMMUNICATIONS -- 3.0%
Motorola, Inc. ....................      210,218  $  4,748,825
                                                  ------------
COMMUNICATIONS EQUIPMENT -- 11.4%
Avaya, Inc. (a)....................      444,323     4,740,926
Nokia OYJ ADR......................      254,183     4,651,549
Nortel Networks Corp. (a)..........    1,453,713     4,448,362
QUALCOMM, Inc. ....................      104,803     4,514,913
                                                  ------------
                                                    18,355,750
                                                  ------------
COMPUTER SOFTWARE/SERVICES -- 28.5%
eBay, Inc. (a).....................      102,387     4,428,238
Electronic Arts, Inc. (a)..........       88,133     4,610,237
Google, Inc. (a)...................       10,960     4,546,865
Infosys Technologies, Ltd..........       59,000     4,770,740
Intuit, Inc. (a)...................       88,601     4,722,433
Microsoft Corp. ...................      174,978     4,575,675
Oracle Corp. (a)...................      371,203     4,532,389
SAP AG ADR.........................      101,682     4,582,808
Symantec Corp. (a).................      275,700     4,824,750
Yahoo!, Inc. (a)...................      111,345     4,362,497
                                                  ------------
                                                    45,956,632
                                                  ------------
COMPUTERS (HARDWARE) -- 11.4%
Apple Computer, Inc. (a)...........       65,900     4,737,551
Dell, Inc. (a).....................      144,437     4,331,666
Hewlett-Packard Co. ...............      162,840     4,662,109
International Business Machines
  Corp. ...........................       56,526     4,646,437
                                                  ------------
                                                    18,377,763
                                                  ------------
COMPUTERS (NETWORKING) -- 5.8%
Cisco Systems, Inc. (a)............      268,336     4,593,912
Juniper Networks, Inc. (a).........      215,670     4,809,441
                                                  ------------
                                                     9,403,353
                                                  ------------
COMPUTERS (PERIPHERALS) -- 5.6%
EMC Corp. (a)......................      343,579     4,679,546
Network Appliance, Inc. (a)........      157,696     4,257,792
                                                  ------------
                                                     8,937,338
                                                  ------------
ELECTRONICS (COMPONENT DISTRIBUTION) -- 3.1%
Jabil Circuit, Inc. (a)............      134,100     4,973,769
                                                  ------------
ELECTRONICS (SEMICONDUCTORS) -- 14.1%
Broadcom Corp. (Class A) (a).......       96,127     4,532,388
Intel Corp. .......................      178,567     4,457,032
Maxim Integrated Products, Inc. ...      125,152     4,535,509
NVIDIA Corp. (a)...................      127,850     4,674,196
Texas Instruments, Inc. ...........      142,378     4,566,062
                                                  ------------
                                                    22,765,187
                                                  ------------

SECURITY DESCRIPTION                    SHARES       VALUE
--------------------                    ------       -----
EQUIPMENT (SEMICONDUCTORS) -- 2.8%
Applied Materials, Inc. ...........      248,824  $  4,463,902
                                                  ------------
RETAIL (SPECIALTY) -- 2.8%
Amazon.com, Inc. (a)...............       95,753     4,514,754
                                                  ------------
SERVICES (COMMERCIAL & CONSUMER) -- 5.8%
Accenture, Ltd. (Class A)..........      164,880     4,760,086
VeriSign, Inc. (a).................      205,800     4,511,136
                                                  ------------
                                                     9,271,222
                                                  ------------
SERVICES (DATA PROCESSING) -- 5.7%
Automatic Data Processing, Inc. ...      101,084     4,638,745
First Data Corp. ..................      107,292     4,614,629
                                                  ------------
                                                     9,253,374
                                                  ------------
TOTAL COMMON STOCKS -- (Cost
  $161,069,678)....................                161,021,869
                                                  ------------
SHORT TERM INVESTMENTS -- 0.0% (B)
MONEY MARKET FUND -- 0.0% (B)
AIM Short Term Investment Class
  Prime Fund
  (Cost $40,572)...................       40,572        40,572
                                                  ------------
TOTAL INVESTMENTS -- 100.0%
  (Cost $161,110,250)..............                161,062,441
OTHER ASSETS AND LIABILITIES -- 0.0% (B)                (9,921)
                                                  ------------
NET ASSETS -- 100.0%...............               $161,052,520
                                                  ============

(a) Non-income producing security
(b) Amount shown represents less than 0.005% of net assets.
ADR = American Depositary Receipt

See accompanying notes to financial statements.

SPDR DIVIDEND ETF
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------     -----
COMMON STOCKS -- 99.5%
BANKS (MAJOR REGIONAL) -- 9.9%
Bank of America Corp. .................    19,102  $   881,557
Comerica, Inc. ........................    13,326      756,384
Keycorp................................    23,649      778,762
U.S. Bancorp...........................    26,400      789,096
                                                   -----------
                                                     3,205,799
                                                   -----------
BANKS (REGIONAL) -- 15.8%
AmSouth Bancorp........................    29,632      776,655
Associated BancCorp. ..................    20,273      659,886
BB&T Corp. ............................    17,000      712,470
Fifth Third Bancorp....................    19,200      724,224
First Horizon National Corp. ..........    24,009      922,906
Mercantile Bankshares Corp. ...........     8,746      493,624
Regions Financial Corp. ...............    24,117      823,837
                                                   -----------
                                                     5,113,602
                                                   -----------
BEVERAGES (ALCOHOLIC) -- 1.5%
Anheuser-Busch Cos., Inc. .............    11,431      491,076
                                                   -----------
BEVERAGES (NON-ALCOHOLIC) -- 1.6%
The Coca-Cola Co. .....................    12,431      501,094
                                                   -----------
CHEMICALS (DIVERSIFIED) -- 3.6%
PPG Industries, Inc. ..................    10,447      604,881
Rohm & Haas Co. .......................    11,575      560,462
                                                   -----------
                                                     1,165,343
                                                   -----------
CHEMICALS (SPECIALTY) -- 2.0%
RPM, Inc. .............................    37,296      647,831
                                                   -----------
COMPUTER SOFTWARE/SERVICES -- 1.3%
Diebold, Inc. .........................    11,400      433,200
                                                   -----------
DISTRIBUTORS (FOOD & HEALTH) -- 1.2%
SUPERVALU, Inc. .......................    12,091      392,716
                                                   -----------
ELECTRIC UTILITIES -- 7.9%
Black Hills Corp. .....................    19,462      673,580
Consolidated Edison, Inc. .............    22,306    1,033,437
WPS Resources Corp. ...................    15,354      849,229
                                                   -----------
                                                     2,556,246
                                                   -----------
ELECTRICAL EQUIPMENT -- 1.4%
Emerson Electric Co. ..................     6,095      455,296
                                                   -----------
FOOD PRODUCTS -- 4.7%
ConAgra Foods, Inc. ...................    49,999    1,013,980
Lancaster Colony Corp. ................    13,799      511,253
                                                   -----------
                                                     1,525,233
                                                   -----------
HAND/MACHINE TOOLS -- 1.5%
The Stanley Works......................    10,175      488,807
                                                   -----------
HEALTH CARE (DRUGS/PHARMACEUTICALS) -- 9.6%
Abbott Laboratories....................    15,375      606,236
Eli Lilly & Co. .......................    11,367      643,259
Merck & Co., Inc. .....................    34,179    1,087,234
Pfizer, Inc. ..........................    33,981      792,437
                                                   -----------
                                                     3,129,166
                                                   -----------
HEALTH CARE (MEDICAL EQUIPMENT/SUPPLIES) -- 1.5%
Hillenbrand Industries, Inc. ..........     9,615      475,077
                                                   -----------

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------     -----
HEALTH CARE (MEDICAL PRODUCTS/SUPPLIES) -- 1.3%
Johnson & Johnson......................     7,144  $   429,354
                                                   -----------
HOUSEHOLD FURNISHINGS & APPLIANCES -- 3.5%
La-Z-Boy, Inc. ........................    44,700      606,132
Leggett & Platt, Inc. .................    22,821      523,970
                                                   -----------
                                                     1,130,102
                                                   -----------
HOUSEHOLD PRODUCTS (NON-DURABLE) -- 4.5%
Kimberly-Clark Corp. ..................    10,455      623,641
Procter & Gamble Co. ..................     6,867      397,462
The Clorox Co. ........................     7,903      449,601
                                                   -----------
                                                     1,470,704
                                                   -----------
INSURANCE (LIFE/HEALTH) -- 1.9%
Jefferson-Pilot Corp. .................    10,955      623,668
                                                   -----------
MANUFACTURING (DIVERSIFIED) -- 3.0%
3M Co. ................................     5,507      426,792
General Electric Co. ..................    15,798      553,720
                                                   -----------
                                                       980,512
                                                   -----------
NATURAL GAS (DISTRIBUTION/PIPE LINE) -- 12.5%
National Fuel Gas Co. .................    21,828      680,815
Northwest Natural Gas Co. .............    23,445      801,350
Piedmont Natural Gas Co., Inc. ........    34,024      822,020
Vectren Corp. .........................    33,232      902,581
WGL Holdings, Inc. ....................    28,541      857,943
                                                   -----------
                                                     4,064,709
                                                   -----------
RESTAURANTS -- 1.2%
McDonald's Corp. ......................    11,300      381,036
                                                   -----------
SERVICES (COMMERCIAL & CONSUMER) -- 2.7%
ABM Industries, Inc. ..................    18,722      366,015
Avery Dennison Corp. ..................     9,287      513,292
                                                   -----------
                                                       879,307
                                                   -----------
TELEPHONE -- 1.4%
ALLTEL Corp. ..........................     7,067      445,928
                                                   -----------
TEXTILES (APPAREL) -- 1.2%
V. F. Corp. ...........................     7,155      395,958
                                                   -----------
TOBACCO -- 2.8%
Altria Group, Inc. ....................    12,230      913,826
                                                   -----------
TOTAL COMMON STOCKS -- (Cost
  $32,090,501).........................             32,295,590
                                                   -----------
SHORT TERM INVESTMENTS -- 0.2%
MONEY MARKET FUND -- 0.2%
AIM Short Term Investment Class Prime
  Fund (Cost $47,301)..................    47,301       47,301
                                                   -----------
TOTAL INVESTMENTS -- 99.7%
  (Cost $32,137,802)...................             32,342,891
OTHER ASSETS AND
  LIABILITIES -- 0.3%..................                112,826
                                                   -----------
NET ASSETS -- 100.0%...................            $32,455,717
                                                   ===========

See accompanying notes to financial statements.

SPDR O-STRIP ETF
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                      SHARES      VALUE
--------------------                      ------      -----
COMMON STOCKS -- 99.9%
BANKS (MAJOR REGIONAL) -- 0.3%
Huntington Bancshares, Inc. ..........      5,598  $   132,952
                                                   -----------
BANKS (REGIONAL) -- 2.2%
Compass Bancshares, Inc. .............      3,017      145,691
Fifth Third Bancorp...................     13,603      513,105
Zions Bancorp.........................      2,568      194,038
                                                   -----------
                                                       852,834
                                                   -----------
BIOTECHNOLOGY -- 10.5%
Amgen, Inc. (a).......................     30,163    2,378,654
Biogen Idec, Inc. (a).................      8,279      375,287
Chiron Corp. (a)......................      2,703      120,176
Genzyme Corp. (a).....................      6,312      446,763
Gilead Sciences, Inc. (a).............     11,224      590,719
MedImmune, Inc. (a)...................      6,042      211,591
                                                   -----------
                                                     4,123,190
                                                   -----------
BROADCASTING (TV, RADIO & CABLE) -- 3.5%
Comcast Corp. (Class A) (a)...........     53,125    1,379,125
                                                   -----------
CHEMICALS (SPECIALTY) -- 0.3%
Sigma-Aldrich Corp. ..................      1,668      105,568
                                                   -----------
COMMUNICATIONS EQUIPMENT -- 5.7%
ADC Telecommunications, Inc. (a)......      2,892       64,607
Andrew Corp. (a)......................      3,904       41,890
CIENA Corp. (a).......................     14,513       43,104
Comverse Technology, Inc. (a).........      4,941      131,381
JDS Uniphase Corp. (a)................     40,890       96,501
QUALCOMM, Inc. .......................     40,202    1,731,902
Tellabs, Inc. (a).....................     11,118      121,186
                                                   -----------
                                                     2,230,571
                                                   -----------
COMPUTER SOFTWARE/SERVICES -- 30.0%
Adobe Systems, Inc. ..................     14,709      543,645
Autodesk, Inc. .......................      5,688      244,300
Citrix Systems, Inc. (a)..............      4,362      125,538
Compuware Corp. (a)...................      9,502       85,233
eBay, Inc. (a)........................     27,938    1,208,318
Electronic Arts, Inc. (a).............      7,307      382,229
Intuit, Inc. (a)......................      4,327      230,629
Mercury Interactive Corp. (a).........      2,124       59,026
Microsoft Corp. ......................    224,031    5,858,411
Novell, Inc. (a)......................      9,406       83,055
Oracle Corp. (a)......................     91,993    1,123,235
Parametric Technology Corp. (a).......      6,538       39,882
Siebel Systems, Inc. .................     12,921      136,704
Symantec Corp. (a)....................     26,585      465,237
Yahoo!, Inc. (a)......................     30,915    1,211,250
                                                   -----------
                                                    11,796,692
                                                   -----------
COMPUTERS (HARDWARE) -- 9.0%
Apple Computer, Inc. (a)..............     20,589    1,480,143
Dell, Inc. (a)........................     57,558    1,726,165
Sun Microsystems, Inc. (a)............     83,428      349,563
                                                   -----------
                                                     3,555,871
                                                   -----------
COMPUTERS (NETWORKING) -- 6.5%
Cisco Systems, Inc. (a)...............    150,257    2,572,400
                                                   -----------

SECURITY DESCRIPTION                      SHARES      VALUE
--------------------                      ------      -----
COMPUTERS (PERIPHERALS) -- 0.6%
Network Appliance, Inc. (a)...........      9,086  $   245,322
                                                   -----------
DISTRIBUTORS (FOOD & HEALTH) -- 0.3%
Patterson Cos., Inc. (a)..............      3,361      112,257
                                                   -----------
ELECTRICAL EQUIPMENT -- 0.2%
American Power Conversion Corp. ......      4,304       94,688
                                                   -----------
ELECTRONICS (COMPONENT DISTRIBUTION) -- 0.1%
Sanmina-SCI Corp. (a).................     13,225       56,339
                                                   -----------
ELECTRONICS (INSTRUMENT) -- 0.2%
Molex, Inc. ..........................      3,490       90,566
                                                   -----------
ELECTRONICS (SEMICONDUCTORS) -- 13.3%
Altera Corp. (a)......................      8,824      163,509
Applied Micro Circuits Corp. (a)......      7,200       18,504
Broadcom Corp. (Class A) (a)..........      7,117      335,566
Intel Corp. ..........................    147,547    3,682,773
Linear Technology Corp. ..............      7,496      270,381
Maxim Integrated Products, Inc. ......      7,969      288,797
NVIDIA Corp. (a)......................      4,194      153,333
PMC-Sierra, Inc. (a)..................      4,758       36,684
QLogic Corp. (a)......................      1,944       63,199
Xilinx, Inc. .........................      8,503      214,361
                                                   -----------
                                                     5,227,107
                                                   -----------
EQUIPMENT (SEMICONDUCTORS) -- 2.6%
Applied Materials, Inc. ..............     39,708      712,361
KLA-Tencor Corp. .....................      4,837      238,609
Novellus Systems, Inc. (a)............      3,196       77,088
                                                   -----------
                                                     1,028,058
                                                   -----------
FINANCIAL (DIVERSIFIED) -- 0.6%
Northern Trust Corp. .................      4,552      235,885
                                                   -----------
HEALTH CARE (MANAGED CARE) -- 0.8%
Express Scripts, Inc. (Class A) (a)...      3,533      296,065
                                                   -----------
HEALTH CARE (MEDICAL PRODUCTS/SUPPLIES) -- 0.6%
Biomet, Inc. .........................      6,073      222,090
                                                   -----------
INSURANCE (MULTI-LINE) -- 0.5%
Cincinnati Financial Corp. ...........      4,280      191,230
                                                   -----------
INSURANCE (PROPERTY/CASUALTY) -- 0.4%
SAFECO Corp. .........................      3,041      171,816
                                                   -----------
INVESTMENT BANKING/BROKERAGE -- 1.0%
The Charles Schwab Corp. .............     25,324      371,503
                                                   -----------
INVESTMENT MANAGEMENT -- 0.6%
T. Rowe Price Group, Inc. ............      3,173      228,551
                                                   -----------
RESTAURANTS -- 1.4%
Starbucks Corp. (a)...................     18,837      565,298
                                                   -----------
RETAIL -- 0.7%
Whole Foods Market, Inc. .............      3,400      263,126
                                                   -----------
RETAIL (DISCOUNTERS) -- 1.5%
Costco Wholesale Corp. ...............     11,590      573,357
                                                   -----------
RETAIL (GENERAL MERCHANDISING CHAIN) -- 0.7%
Sears Holdings Corp. (a)..............      2,456      283,742
                                                   -----------

See accompanying notes to financial statements.

SPDR O-STRIP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                      SHARES      VALUE
--------------------                      ------      -----
RETAIL (SPECIALTY) -- 2.6%
Amazon.com, Inc. (a)..................      7,539  $   355,464
Bed Bath & Beyond, Inc. (a)...........      7,279      263,136
Staples, Inc. ........................     17,940      407,417
                                                   -----------
                                                     1,026,017
                                                   -----------
SERVICES (COMMERCIAL & CONSUMER) -- 1.7%
Apollo Group, Inc. (a)................      3,535      213,726
Cintas Corp. .........................      3,350      137,953
Paychex, Inc. ........................      8,101      308,810
                                                   -----------
                                                       660,489
                                                   -----------
SERVICES (DATA PROCESSING) -- 0.5%
Fiserv, Inc. (a)......................      4,481      193,893
                                                   -----------
SERVICES (EMPLOYMENT) -- 0.3%
Monster Worldwide, Inc. (a)...........      3,044      124,256
                                                   -----------
TRUCKS & PARTS -- 0.7%
PACCAR, Inc. .........................      4,184      289,658
                                                   -----------
TOTAL COMMON STOCKS -- (Cost
  $41,994,038)........................              39,300,516
                                                   -----------

SECURITY DESCRIPTION                      SHARES      VALUE
--------------------                      ------      -----
SHORT TERM INVESTMENTS -- 0.1%
MONEY MARKET FUND -- 0.1%
AIM Short Term Investment Class Prime
  Fund (Cost $22,310).................     22,310  $    22,310
                                                   -----------
TOTAL INVESTMENTS -- 100.0%
  (Cost $42,016,348)..................              39,322,826
OTHER ASSETS AND
  LIABILITIES -- 0.0% (B).............                  17,490
                                                   -----------
NET ASSETS -- 100.0%..................             $39,340,316
                                                   ===========

(a) Non-income producing security
(b) Amount shown represents less than 0.005% of net assets.

See accompanying notes to financial statements.

                      (This page intentionally left blank)

STREETTRACKS SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                               DJ WILSHIRE     DJ WILSHIRE      DJ WILSHIRE
                                                              TOTAL MARKET      LARGE CAP     LARGE CAP GROWTH
                                                                   ETF             ETF              ETF
                                                              -------------   -------------   ----------------
ASSETS
  Investments in securities of unaffiliated issuers, at
    value (Note 2)..........................................  $103,285,380     $14,333,473      $142,699,269
  Investments in securities of affiliated issuers, at value
    (Note 3)................................................       131,337          21,344           435,758
                                                              ------------     -----------      ------------
    Total Investments.......................................   103,416,717      14,354,817       143,135,027
  Cash......................................................            --              --                --
  Foreign currency..........................................            --              --                --
  Receivable for investments sold...........................            --              --           644,302
  Dividends receivable (Note 2).............................       143,050          16,338            90,005
                                                              ------------     -----------      ------------
         TOTAL ASSETS.......................................   103,559,767      14,371,155       143,869,334
                                                              ------------     -----------      ------------
LIABILITIES
  Payable for investments purchased.........................            --              --           477,603
  Due to custodian..........................................            --              --                --
  Accrued advisory fee (Note 3).............................        18,509           2,214            24,589
  Accrued trustees fee (Note 3).............................         1,418             149             1,593
                                                              ------------     -----------      ------------
         TOTAL LIABILITIES..................................        19,927           2,363           503,785
                                                              ------------     -----------      ------------
         NET ASSETS.........................................  $103,539,840     $14,368,792      $143,365,549
                                                              ============     ===========      ============
NET ASSETS REPRESENTED BY:
  Paid in capital (Note 4)..................................  $104,660,768     $14,194,343      $154,481,214
  Undistributed (distribution in excess of) net investment
    income..................................................         2,572            (386)          (37,815)
  Accumulated net realized gain (loss) on investments and
    foreign currency transactions...........................   (11,054,557)          3,222       (17,762,387)
  Net unrealized appreciation (depreciation) on:
    Investments.............................................     9,931,057         171,613         6,684,537
    Foreign currency........................................            --              --                --
                                                              ------------     -----------      ------------
         NET ASSETS.........................................  $103,539,840     $14,368,792      $143,365,549
                                                              ============     ===========      ============
NET ASSET VALUE PER STREETTRACKS SHARE
  Net asset value per streetTRACKS share....................  $      90.03     $     57.48      $      49.43
                                                              ============     ===========      ============
  Shares outstanding (unlimited amount authorized, $0.01 par
    value)..................................................     1,150,111         250,000         2,900,111
                                                              ============     ===========      ============
  Investments in securities, at cost........................  $ 93,485,660     $14,183,204      $136,450,490
                                                              ============     ===========      ============
  Foreign currency, at cost.................................  $         --     $        --      $         --
                                                              ============     ===========      ============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

      DJ WILSHIRE      DJ WILSHIRE     DJ WILSHIRE      DJ WILSHIRE     DJ WILSHIRE      DJ WILSHIRE
    LARGE CAP VALUE      MID CAP      MID CAP GROWTH   MID CAP VALUE     SMALL CAP     SMALL CAP GROWTH
          ETF              ETF             ETF              ETF             ETF              ETF
    ---------------   -------------   --------------   -------------   -------------   ----------------
      $98,167,436      $25,515,057     $25,263,643      $26,195,930     $24,349,889      $69,512,649
               --               --              --               --              --               --
      -----------      -----------     -----------      -----------     -----------      -----------
       98,167,436       25,515,057      25,263,643       26,195,930      24,349,889       69,512,649
               --               46              --               --              --              398
               --               --              --               --              --               --
          301,114           78,176         130,430               --          21,744          180,914
          180,887           29,817          15,838           43,896          32,588           36,987
      -----------      -----------     -----------      -----------     -----------      -----------
       98,649,437       25,623,096      25,409,911       26,239,826      24,404,221       69,730,948
      -----------      -----------     -----------      -----------     -----------      -----------
          435,130               --          77,085               --              --               --
               --               --              --               --              --               --
           16,881            5,472           5,408            5,605           4,562           14,951
            1,301              284             283              291             212              851
      -----------      -----------     -----------      -----------     -----------      -----------
          453,312            5,756          82,776            5,896           4,774           15,802
      -----------      -----------     -----------      -----------     -----------      -----------
      $98,196,125      $25,617,340     $25,327,135      $26,233,930     $24,399,447      $69,715,146
      ===========      ===========     ===========      ===========     ===========      ===========
      $99,409,471      $25,066,207     $24,721,431      $25,706,534     $24,345,765      $65,505,754
            7,946            5,544           1,081            9,532           3,039           (8,325)
       (4,833,881)          17,082          28,133            8,660            (898)      (3,445,293)
        3,612,589          528,507         576,490          509,204          51,541        7,663,010
               --               --              --               --              --               --
      -----------      -----------     -----------      -----------     -----------      -----------
      $98,196,125      $25,617,340     $25,327,135      $26,233,930     $24,399,447      $69,715,146
      ===========      ===========     ===========      ===========     ===========      ===========
      $     70.13      $     51.23     $     56.28      $     52.47     $     54.22      $     82.01
      ===========      ===========     ===========      ===========     ===========      ===========
        1,400,222          500,000         450,000          500,000         450,000          850,100
      ===========      ===========     ===========      ===========     ===========      ===========
      $94,554,847      $24,986,550     $24,687,153      $25,686,726     $24,298,348      $61,849,639
      ===========      ===========     ===========      ===========     ===========      ===========
      $        --      $        --     $        --      $        --     $        --      $        --
      ===========      ===========     ===========      ===========     ===========      ===========

STREETTRACKS SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                 DJ WILSHIRE          DJ              DJ
                                                               SMALL CAP VALUE   GLOBAL TITANS   WILSHIRE REIT
                                                                     ETF              ETF             ETF
                                                               ---------------   -------------   -------------
ASSETS
  Investments in securities of unaffiliated issuers, at
    value (Note 2)..........................................     $96,762,973      $90,631,785    $803,742,484
  Investments in securities of affiliated issuers, at value
    (Note 3)................................................              --               --              --
                                                                 -----------      -----------    ------------
    Total Investments.......................................      96,762,973       90,631,785     803,742,484
  Cash......................................................              --               --             271
  Foreign currency..........................................              --          124,417              --
  Receivable for investments sold...........................              --          672,814              --
  Dividends receivable (Note 2).............................         236,700          181,449       3,819,027
                                                                 -----------      -----------    ------------
         TOTAL ASSETS.......................................      96,999,673       91,610,465     807,561,782
                                                                 -----------      -----------    ------------
LIABILITIES
  Payable for investments purchased.........................              --          392,256              --
  Due to custodian..........................................              --          325,091              --
  Accrued advisory fee (Note 3).............................          21,288           39,021         176,882
  Accrued trustees fee (Note 3).............................           1,284            1,201          10,740
                                                                 -----------      -----------    ------------
         TOTAL LIABILITIES..................................          22,572          757,569         187,622
                                                                 -----------      -----------    ------------
         NET ASSETS.........................................     $96,977,101      $90,852,896    $807,374,160
                                                                 ===========      ===========    ============
NET ASSETS REPRESENTED BY:
  Paid in capital (Note 4)..................................     $89,369,702      $93,834,618    $757,947,884
  Undistributed (distribution in excess of) net investment
    income..................................................         155,175          (18,712)      2,269,525
  Accumulated net realized gain (loss) on investments and
    foreign currency transactions...........................         341,679       (6,271,032)     (3,915,217)
  Net unrealized appreciation (depreciation) on:
    Investments.............................................       7,110,545        3,313,797      51,071,968
    Foreign currency........................................              --           (5,775)             --
                                                                 -----------      -----------    ------------
         NET ASSETS.........................................     $96,977,101      $90,852,896    $807,374,160
                                                                 ===========      ===========    ============
NET ASSET VALUE PER STREETTRACKS SHARE
  Net asset value per streetTRACKS share....................     $     60.58      $     64.89    $      67.52
                                                                 ===========      ===========    ============
  Shares outstanding (unlimited amount authorized, $0.01 par
    value)..................................................       1,600,810        1,400,151      11,956,749
                                                                 ===========      ===========    ============
  Investments in securities, at cost........................     $89,652,428      $87,317,988    $752,670,516
                                                                 ===========      ===========    ============
  Foreign currency, at cost.................................     $        --      $   128,751    $         --
                                                                 ===========      ===========    ============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

        KBW             KBW             KBW       MORGAN STANLEY      SPDR          SPDR
       BANK       CAPITAL MARKETS    INSURANCE      TECHNOLOGY      DIVIDEND       O-STRIP
        ETF             ETF             ETF            ETF             ETF           ETF
    -----------   ---------------   -----------   --------------   -----------   -----------
    $47,740,055     $57,454,030     $62,926,842    $161,062,441    $32,342,891   $39,322,826
      1,558,363       2,579,845              --              --             --            --
    -----------     -----------     -----------    ------------    -----------   -----------
     49,298,418      60,033,875      62,926,842     161,062,441     32,342,891    39,322,826
             --              --              --              --             --            --
             --              --              --              --             --            --
             --              --              --              --             --       266,439
         60,120          45,167          80,866          58,558        121,588        30,005
    -----------     -----------     -----------    ------------    -----------   -----------
     49,358,538      60,079,042      63,007,708     161,120,999     32,464,479    39,619,270
    -----------     -----------     -----------    ------------    -----------   -----------
             --              --              --              --             --       263,126
             --              --              --              --             --            --
         15,806          18,065          18,082          67,143          8,368        15,192
            579             686             709           1,336            394           636
    -----------     -----------     -----------    ------------    -----------   -----------
         16,385          18,751          18,791          68,479          8,762       278,954
    -----------     -----------     -----------    ------------    -----------   -----------
    $49,342,153     $60,060,291     $62,988,917    $161,052,520    $32,455,717   $39,340,316
    ===========     ===========     ===========    ============    ===========   ===========
    $48,958,471     $59,377,925     $63,155,161    $208,183,871    $32,250,369   $42,398,086
           (412)          2,026           3,370         (15,913)         1,130        (1,980)
        (10,188)            967          65,696     (47,067,629)          (871)     (362,268)
        394,282         679,373        (235,310)        (47,809)       205,089    (2,693,522)
             --              --              --              --             --            --
    -----------     -----------     -----------    ------------    -----------   -----------
    $49,342,153     $60,060,291     $62,988,917    $161,052,520    $32,455,717   $39,340,316
    ===========     ===========     ===========    ============    ===========   ===========
    $     51.94     $     54.60     $     52.49    $      51.95    $     54.09   $     52.45
    ===========     ===========     ===========    ============    ===========   ===========
        950,000       1,100,000       1,200,000       3,100,102        600,000       750,000
    ===========     ===========     ===========    ============    ===========   ===========
    $48,904,136     $59,354,502     $63,162,152    $161,110,250    $32,137,802   $42,016,348
    ===========     ===========     ===========    ============    ===========   ===========
    $        --     $        --     $        --    $         --    $        --   $        --
    ===========     ===========     ===========    ============    ===========   ===========

STREETTRACKS SERIES TRUST
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                              DJ WILSHIRE    DJ WILSHIRE     DJ WILSHIRE
                                                              TOTAL MARKET    LARGE CAP    LARGE CAP GROWTH
                                                                  ETF           ETF*             ETF
                                                              ------------   -----------   ----------------
INVESTMENT INCOME
  Dividend income on securities of unaffiliated issuers
    (Note 2)................................................   $  977,900     $ 30,881        $  543,513
  Dividend income on securities of affiliated issuers (Note
    3)......................................................          933           73             1,493
  Foreign taxes withheld....................................           --           (3)               --
                                                               ----------     --------        ----------
  TOTAL INVESTMENT INCOME...................................      978,833       30,951           545,006
                                                               ----------     --------        ----------
EXPENSES
  Advisory fee (Note 3).....................................      108,408        3,250           115,354
  Trustees fee (Note 3).....................................        4,974          241             6,096
                                                               ----------     --------        ----------
  TOTAL EXPENSES BEFORE WAIVERS.............................      113,382        3,491           121,450
  Expenses waived by Adviser (Note 3).......................           --           --                --
                                                               ----------     --------        ----------
  NET EXPENSES..............................................      113,382        3,491           121,450
                                                               ----------     --------        ----------
  NET INVESTMENT INCOME (LOSS)..............................      865,451       27,460           423,556
                                                               ----------     --------        ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain (loss) on:
    Investments in securities of unaffiliated issuers.......    1,826,783        3,222           890,676
    Investments in securities of affiliated issuers.........        1,801           --               (27)
    Foreign currency transactions...........................           --           --                --
  Net change in unrealized appreciation (depreciation) on:
    Investments.............................................    4,124,941      171,613         4,299,481
    Foreign currency........................................           --           --                --
                                                               ----------     --------        ----------
      NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
         AND FOREIGN CURRENCY...............................    5,953,525      174,835         5,190,130
                                                               ----------     --------        ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................   $6,818,976     $202,295        $5,613,686
                                                               ==========     ========        ==========

 * For the period November 8, 2005 (commencement of operations) to December 31, 2005.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

      DJ WILSHIRE     DJ WILSHIRE    DJ WILSHIRE      DJ WILSHIRE    DJ WILSHIRE     DJ WILSHIRE
    LARGE CAP VALUE     MID CAP     MID CAP GROWTH   MID CAP VALUE    SMALL CAP    SMALL CAP GROWTH
          ETF            ETF*            ETF*            ETF*           ETF*             ETF
    ---------------   -----------   --------------   -------------   -----------   ----------------
      $1,456,344       $ 60,801        $ 22,544        $ 99,193        $45,268        $  192,066
              --             --              --              --             --                --
             (59)            --              --              --            (25)             (153)
      ----------       --------        --------        --------        -------        ----------
       1,456,285         60,801          22,544          99,193         45,243           191,913
      ----------       --------        --------        --------        -------        ----------
         104,186          7,716           7,697           7,906          5,775            75,135
           2,595            453             454             464            298             2,781
      ----------       --------        --------        --------        -------        ----------
         106,781          8,169           8,151           8,370          6,073            77,916
              --             --              --              --             --                --
      ----------       --------        --------        --------        -------        ----------
         106,781          8,169           8,151           8,370          6,073            77,916
      ----------       --------        --------        --------        -------        ----------
       1,349,504         52,632          14,393          90,823         39,170           113,997
      ----------       --------        --------        --------        -------        ----------
       5,599,584         17,082          28,133           8,660           (898)        3,619,383
              --             --              --              --             --                --
              --             --              --              --             --                --
      (1,732,591)       528,507         576,490         509,204         51,541         1,190,420
              --             --              --              --             --                --
      ----------       --------        --------        --------        -------        ----------

       3,866,993        545,589         604,623         517,864         50,643         4,809,803
      ----------       --------        --------        --------        -------        ----------
      $5,216,497       $598,221        $619,016        $608,687        $89,813        $4,923,800
      ==========       ========        ========        ========        =======        ==========

STREETTRACKS SERIES TRUST
STATEMENTS OF OPERATIONS (CONTINUED)
FOR THE SIX MONTHS ENDED DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                DJ WILSHIRE                         DJ
                                                              SMALL CAP VALUE     DJ GLOBAL      WILSHIRE
                                                                    ETF          TITANS ETF      REIT ETF
                                                              ---------------   -------------   -----------
INVESTMENT INCOME
  Dividend income on securities of unaffiliated issuers
    (Note 2)................................................    $1,107,603       $1,137,194     $21,213,489
  Dividend income on securities of affiliated issuers (Note
    3)......................................................            --               --              --
  Foreign taxes withheld....................................          (244)         (17,706)             --
                                                                ----------       ----------     -----------
  TOTAL INVESTMENT INCOME...................................     1,107,359        1,119,488      21,213,489
                                                                ----------       ----------     -----------
EXPENSES
  Advisory fee (Note 3).....................................       119,053          243,124         999,320
  Trustees fee (Note 3).....................................         2,435            4,751          25,243
                                                                ----------       ----------     -----------
  TOTAL EXPENSES BEFORE WAIVERS.............................       121,488          247,875       1,024,563
  Expenses waived by Adviser (Note 3).......................            --               --              --
                                                                ----------       ----------     -----------
  NET EXPENSES..............................................       121,488          247,875       1,024,563
                                                                ----------       ----------     -----------
  NET INVESTMENT INCOME (LOSS)..............................       985,871          871,613      20,188,926
                                                                ----------       ----------     -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain (loss) on:
    Investments in securities of unaffiliated issuers.......     3,422,900        2,032,097      71,922,266
    Investments in securities of affiliated issuers.........            --               --              --
    Foreign currency transactions...........................            --            2,552              --
  Net change in unrealized appreciation (depreciation) on:
    Investments.............................................     2,363,025        1,387,572     (41,009,158)
    Foreign currency........................................            --           (2,559)             --
                                                                ----------       ----------     -----------
      NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
         AND FOREIGN CURRENCY...............................     5,785,925        3,419,662      30,913,108
                                                                ----------       ----------     -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................    $6,771,796       $4,291,275     $51,102,034
                                                                ==========       ==========     ===========

 * For the period November 8, 2005 (commencement of operations) to December 31, 2005.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

      KBW                           KBW      MORGAN STANLEY     SPDR         SPDR
      BANK       KBW CAPITAL     INSURANCE     TECHNOLOGY     DIVIDEND     O-STRIP
      ETF*      MARKETS ETF*       ETF*           ETF           ETF*         ETF
    --------   ---------------   ---------   --------------   ---------   ----------
    $146,316      $ 42,282       $ 167,648    $   170,025     $200,078    $  151,302
      14,334         8,841              --             --           --            --
          --            --              --            (14)          --            --
    --------      --------       ---------    -----------     --------    ----------
     160,650        51,123         167,648        170,011      200,078       151,302
    --------      --------       ---------    -----------     --------    ----------
      22,075        26,161          27,021        182,322       15,002        89,461
         920         1,117           1,173          3,602          667         2,404
    --------      --------       ---------    -----------     --------    ----------
      22,995        27,278          28,194        185,924       15,669        91,865
          --            --              --             --       (2,144)           --
    --------      --------       ---------    -----------     --------    ----------
      22,995        27,278          28,194        185,924       13,525        91,865
    --------      --------       ---------    -----------     --------    ----------
     137,655        23,845         139,454        (15,913)     186,553        59,437
    --------      --------       ---------    -----------     --------    ----------
     214,231          (396)         65,696     (2,425,520)        (871)    2,955,491
       5,224         1,363              --             --           --            --
          --            --              --             --           --            --
     394,282       679,373        (235,310)     6,202,301      205,089      (842,426)
          --            --              --             --           --            --
    --------      --------       ---------    -----------     --------    ----------
     613,737       680,340        (169,614)     3,776,781      204,218     2,113,065
    --------      --------       ---------    -----------     --------    ----------
    $751,392      $704,185       $ (30,160)   $ 3,760,868     $390,771    $2,172,502
    ========      ========       =========    ===========     ========    ==========

streetTRACKS SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                      DJ WILSHIRE            DJ WILSHIRE
                                                                     TOTAL MARKET             LARGE CAP
                                                                          ETF                    ETF
                                                              ---------------------------   --------------
                                                              FOR THE SIX                   FOR THE PERIOD
                                                              MONTHS ENDED                   11/8/2005*-
                                                               12/31/2005     YEAR ENDED      12/31/2005
                                                              (UNAUDITED)     6/30/2005      (UNAUDITED)
                                                              ------------   ------------   --------------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS:
  Net investment income (loss)..............................  $   865,451    $  2,316,802    $    27,460
  Net realized gain (loss) on investments and foreign
    currency transactions...................................    1,828,584       1,267,316          3,222
  Net change in unrealized appreciation (depreciation) on
    investments and foreign currency transactions...........    4,124,941       4,737,543        171,613
                                                              ------------   ------------    -----------
  NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS..............................................    6,818,976       8,321,661        202,295
                                                              ------------   ------------    -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income.....................................     (922,445)     (2,301,989)       (27,846)
  Net realized gains........................................           --              --             --
                                                              ------------   ------------    -----------
  TOTAL DISTRIBUTIONS TO SHAREHOLDERS.......................     (922,445)     (2,301,989)       (27,846)
                                                              ------------   ------------    -----------
STREETTRACKS TRANSACTIONS:
  Net proceeds from streetTRACKS sold.......................           --      16,833,103     14,194,343
  Net proceeds from reinvestment of streetTRACKS
    distributions...........................................           --             415             --
  Cost of streetTRACKS redeemed.............................   (8,937,175)    (29,501,927)            --
                                                              ------------   ------------    -----------
NET INCREASE (DECREASE) IN NET ASSETS FROM STREETTRACKS
  TRANSACTIONS..............................................   (8,937,175)    (12,668,409)    14,194,343
                                                              ------------   ------------    -----------
  Net increase (decrease) in net assets during year.........   (3,040,644)     (6,648,737)    14,368,792
  Net assets at beginning of year...........................  106,580,484     113,229,221             --
                                                              ------------   ------------    -----------
NET ASSETS END OF YEAR (1)..................................  $103,539,840   $106,580,484    $14,368,792
                                                              ============   ============    ===========
SHARES OF BENEFICIAL INTEREST:
  streetTRACKS sold.........................................           --         200,000        250,000
  streetTRACKS issued in connection with stock splits.......           --              --             --
  streetTRACKS issued to shareholders from reinvestment
    of distributions........................................           --               5             --
  streetTRACKS redeemed.....................................     (100,000)       (350,000)            --
                                                              ------------   ------------    -----------
NET INCREASE (DECREASE).....................................     (100,000)       (149,995)       250,000
                                                              ============   ============    ===========
(1) Including undistributed (distribution in excess of) net
      investment income.....................................  $     2,572    $     59,566    $      (386)
                                                              ============   ============    ===========

 * Commencement of operations

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

            DJ WILSHIRE                   DJ WILSHIRE            DJ WILSHIRE      DJ WILSHIRE
         LARGE CAP GROWTH               LARGE CAP VALUE            MID CAP       MID CAP GROWTH
                ETF                           ETF                    ETF              ETF
    ---------------------------   ---------------------------   --------------   --------------
     FOR THE SIX                  FOR THE SIX                   FOR THE PERIOD   FOR THE PERIOD
    MONTHS ENDED       YEAR       MONTHS ENDED                   11/8/2005*-      11/8/2005*-
     12/31/2005        ENDED       12/31/2005     YEAR ENDED      12/31/2005       12/31/2005
     (UNAUDITED)     6/30/2005    (UNAUDITED)     6/30/2005      (UNAUDITED)      (UNAUDITED)
    -------------   -----------   ------------   ------------   --------------   --------------
    $    423,556    $ 1,199,694   $ 1,349,504    $  2,779,693    $    52,632      $    14,393
         890,649      1,039,938     5,599,584       6,538,897         17,082           28,133
       4,299,481     (2,972,867)   (1,732,591)      3,054,540        528,507          576,490
    ------------    -----------   ------------   ------------    -----------      -----------
       5,613,686       (733,235)    5,216,497      12,373,130        598,221          619,016
    ------------    -----------   ------------   ------------    -----------      -----------
        (469,779)    (1,197,644)   (1,453,935)     (2,748,266)       (47,088)         (13,312)
              --             --            --              --             --               --
    ------------    -----------   ------------   ------------    -----------      -----------
        (469,779)    (1,197,644)   (1,453,935)     (2,748,266)       (47,088)         (13,312)
    ------------    -----------   ------------   ------------    -----------      -----------
      87,551,761     23,287,331            --      77,859,015     25,066,207       24,721,431
              50            145         1,256           1,728             --               --
     (30,311,356)    (9,348,211)  (41,023,379)    (46,399,648)            --               --
    ------------    -----------   ------------   ------------    -----------      -----------
      57,240,455     13,939,265   (41,022,123)     31,461,095     25,066,207       24,721,431
    ------------    -----------   ------------   ------------    -----------      -----------
      62,384,362     12,008,386   (37,259,561)     41,085,959     25,617,340       25,327,135
      80,981,187     68,972,801   135,455,686      94,369,727             --               --
    ------------    -----------   ------------   ------------    -----------      -----------
    $143,365,549    $80,981,187   $98,196,125    $135,455,686    $25,617,340      $25,327,135
    ============    ===========   ============   ============    ===========      ===========
       1,800,000        500,000            --         600,000        500,000          450,000
              --             --       750,102              --             --               --
               1              3            18              13             --               --
        (650,000)      (200,000)     (350,000)       (350,000)            --               --
    ------------    -----------   ------------   ------------    -----------      -----------
       1,150,001        300,003       400,120         250,013        500,000          450,000
    ============    ===========   ============   ============    ===========      ===========
    $    (37,815)   $     8,408   $     7,946    $    112,377    $     5,544      $     1,081
    ============    ===========   ============   ============    ===========      ===========

STREETTRACKS SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
--------------------------------------------------------------------------------

                                                          DJ WILSHIRE      DJ WILSHIRE             DJ WILSHIRE
                                                         MID CAP VALUE      SMALL CAP           SMALL CAP GROWTH
                                                              ETF              ETF                     ETF
                                                         --------------   --------------   ---------------------------
                                                         FOR THE PERIOD   FOR THE PERIOD   FOR THE SIX
                                                          11/8/2005*-      11/8/2005*-     MONTHS ENDED
                                                           12/31/2005       12/31/2005      12/31/2005     YEAR ENDED
                                                          (UNAUDITED)      (UNAUDITED)     (UNAUDITED)     6/30/2005
                                                         --------------   --------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS:
  Net investment income (loss).........................   $    90,823      $    39,170     $   113,997    $    237,580
  Net realized gain (loss) on investments and foreign
    currency transactions..............................         8,660             (898)      3,619,383       2,172,723
  Net change in unrealized appreciation (depreciation)
    on investments and foreign currency transactions...       509,204           51,541       1,190,420       1,686,995
                                                          -----------      -----------     -----------    ------------
  NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS.........................................       608,687           89,813       4,923,800       4,097,298
                                                          -----------      -----------     -----------    ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income................................       (81,291)         (36,131)       (130,109)       (231,092)
  Net realized gains...................................            --               --              --              --
                                                          -----------      -----------     -----------    ------------
  TOTAL DISTRIBUTIONS TO SHAREHOLDERS..................       (81,291)         (36,131)       (130,109)       (231,092)
                                                          -----------      -----------     -----------    ------------
STREETTRACKS TRANSACTIONS:
  Net proceeds from streetTRACKS sold..................    25,706,534       24,345,765      11,738,729       3,611,237
  Net proceeds from reinvestment of streetTRACKS
    distributions......................................            --               --              --              --
  Cost of streetTRACKS redeemed........................            --               --              --     (10,238,405)
                                                          -----------      -----------     -----------    ------------
NET INCREASE (DECREASE) IN NET ASSETS FROM STREETTRACKS
  TRANSACTIONS.........................................    25,706,534       24,345,765      11,738,729      (6,627,168)
                                                          -----------      -----------     -----------    ------------
  Net increase (decrease) in net assets during year....    26,233,930       24,399,447      16,532,420      (2,760,962)
  Net assets at beginning of year......................            --               --      53,182,726      55,943,688
                                                          -----------      -----------     -----------    ------------
NET ASSETS END OF YEAR (1).............................   $26,233,930      $24,399,447     $69,715,146    $ 53,182,726
                                                          ===========      ===========     ===========    ============
SHARES OF BENEFICIAL INTEREST:
  streetTRACKS sold....................................       500,000          450,000         150,000          50,000
  streetTRACKS issued in connection with stock
    splits.............................................            --               --              --              --
  streetTRACKS issued to shareholders from reinvestment
    of distributions...................................            --               --              --              --
  streetTRACKS redeemed................................            --               --              --        (150,000)
                                                          -----------      -----------     -----------    ------------
NET INCREASE (DECREASE)................................       500,000          450,000         150,000        (100,000)
                                                          ===========      ===========     ===========    ============
(1) Including undistributed (distribution in excess of)
      net investment income............................   $     9,532      $     3,039     $    (8,325)   $      7,787
                                                          ===========      ===========     ===========    ============

 * Commencement of operations

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

            DJ WILSHIRE                    DJ GLOBAL                     DJ WILSHIRE
          SMALL CAP VALUE                   TITANS                          REIT
                ETF                           ETF                            ETF
    ---------------------------   ---------------------------   -----------------------------
    FOR THE SIX                   FOR THE SIX                    FOR THE SIX
    MONTHS ENDED                  MONTHS ENDED                  MONTHS ENDED
     12/31/2005     YEAR ENDED     12/31/2005     YEAR ENDED     12/31/2005      YEAR ENDED
    (UNAUDITED)     6/30/2005     (UNAUDITED)     6/30/2005      (UNAUDITED)      6/30/2005
    ------------   ------------   ------------   ------------   -------------   -------------
    $   985,871    $  1,800,801   $   871,613    $  2,337,305   $ 20,188,926    $  25,585,546
      3,422,900       7,843,730     2,034,649        (997,020)    71,922,266       37,862,596
      2,363,025        (976,788)    1,385,013       3,407,654    (41,009,158)      91,226,313
    -----------    ------------   ------------   ------------   -------------   -------------
      6,771,796       8,667,743     4,291,275       4,747,939     51,102,034      154,674,455
    -----------    ------------   ------------   ------------   -------------   -------------
     (1,041,364)     (1,787,331)     (901,099)     (2,307,295)   (21,958,585)     (24,355,234)
     (3,178,795)     (4,109,398)           --              --     (5,390,964)              --
    -----------    ------------   ------------   ------------   -------------   -------------
     (4,220,159)     (5,896,729)     (901,099)     (2,307,295)   (27,349,549)     (24,355,234)
    -----------    ------------   ------------   ------------   -------------   -------------
      5,828,758      25,981,471            --      43,268,643    443,249,092      409,443,014
         13,279          12,716           454           1,193        133,493          156,225
             --     (17,109,374)  (19,441,414)     (6,388,083)  (318,983,809)    (327,809,240)
    -----------    ------------   ------------   ------------   -------------   -------------
      5,842,037       8,884,813   (19,440,960)     36,881,753    124,398,776       81,789,999
    -----------    ------------   ------------   ------------   -------------   -------------
      8,393,674      11,655,827   (16,050,784)     39,322,397    148,151,261      212,109,220
     88,583,427      76,927,600   106,903,680      67,581,283    659,222,899      447,113,679
    -----------    ------------   ------------   ------------   -------------   -------------
    $96,977,101    $ 88,583,427   $90,852,896    $106,903,680   $807,374,160    $ 659,222,899
    ===========    ============   ============   ============   =============   =============
        100,193         150,000            --         700,000      5,400,183        2,400,000
      1,000,202              --            --              --      7,802,988               --
            218              71             7              19          1,992              863
             --        (100,000)     (300,000)       (100,000)    (4,600,000)      (1,950,000)
    -----------    ------------   ------------   ------------   -------------   -------------
      1,100,613          50,071      (299,993)        600,019      8,605,163          450,863
    ===========    ============   ============   ============   =============   =============
    $   155,175    $    210,668   $   (18,712)   $     10,774   $  2,269,525    $   4,039,184
    ===========    ============   ============   ============   =============   =============

STREETTRACKS SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
--------------------------------------------------------------------------------

                                                                   KBW               KBW              KBW
                                                                   BANK        CAPITAL MARKETS     INSURANCE
                                                                   ETF               ETF              ETF
                                                              --------------   ---------------   --------------
                                                              FOR THE PERIOD   FOR THE PERIOD    FOR THE PERIOD
                                                               11/8/2005*-       11/8/2005*-      11/8/2005*-
                                                                12/31/2005       12/31/2005        12/31/2005
                                                               (UNAUDITED)       (UNAUDITED)      (UNAUDITED)
                                                              --------------   ---------------   --------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)..............................   $   137,655       $    23,845      $   139,454
  Net realized gain (loss) on investments and foreign
    currency transactions...................................       219,455               967           65,696
  Net change in unrealized appreciation (depreciation) on
    investments and foreign currency transactions...........       394,282           679,373         (235,310)
                                                               -----------       -----------      -----------
  NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS..............................................       751,392           704,185          (30,160)
                                                               -----------       -----------      -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income.....................................      (138,067)          (21,819)        (136,084)
  Net realized gains........................................            --                --               --
                                                               -----------       -----------      -----------
  TOTAL DISTRIBUTIONS TO SHAREHOLDERS.......................      (138,067)          (21,819)        (136,084)
                                                               -----------       -----------      -----------
STREETTRACKS TRANSACTIONS:
  Net proceeds from streetTRACKS sold.......................    53,972,922        59,377,925       63,155,161
  Net proceeds from reinvestment of streetTRACKS
    distributions...........................................            --                --               --
  Cost of streetTRACKS redeemed.............................    (5,244,094)               --               --
                                                               -----------       -----------      -----------
NET INCREASE (DECREASE) IN NET ASSETS FROM STREETTRACKS
  TRANSACTIONS..............................................    48,728,828        59,377,925       63,155,161
                                                               -----------       -----------      -----------
  Net increase (decrease) in net assets during year.........    49,342,153        60,060,291       62,988,917
  Net assets at beginning of year...........................            --                --               --
                                                               -----------       -----------      -----------
NET ASSETS END OF YEAR (1)..................................   $49,342,153       $60,060,291      $62,988,917
                                                               ===========       ===========      ===========
SHARES OF BENEFICIAL INTEREST:
  streetTRACKS sold.........................................     1,050,000         1,100,000        1,200,000
  streetTRACKS issued in connection with stock splits.......            --                --               --
  streetTRACKS issued to shareholders from reinvestment of
    distributions...........................................            --                --               --
  streetTRACKS redeemed.....................................      (100,000)               --               --
                                                               -----------       -----------      -----------
NET INCREASE (DECREASE).....................................       950,000         1,100,000        1,200,000
                                                               ===========       ===========      ===========
(1) Including undistributed(distributions in excess of) net
      investment income.....................................   $      (412)      $     2,026      $     3,370
                                                               ===========       ===========      ===========

 * Commencement of operations

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

           MORGAN STANLEY                 SPDR
             TECHNOLOGY                 DIVIDEND                SPDR O-STRIP
                 ETF                      ETF                       ETF
    -----------------------------    --------------    ------------------------------
     FOR THE SIX                     FOR THE PERIOD    FOR THE SIX
    MONTHS ENDED                      11/8/2005*-      MONTHS ENDED    FOR THE PERIOD
     12/31/2005       YEAR ENDED       12/31/2005       12/31/2005       9/9/2004*-
     (UNAUDITED)      6/30/2005       (UNAUDITED)      (UNAUDITED)       6/30/2005
    -------------    ------------    --------------    ------------    --------------
    $    (15,913)    $     62,613     $   186,553      $    59,437      $  1,467,507
      (2,425,520)      (3,369,780)           (871)       2,955,491         5,551,497
       6,202,301        2,027,332         205,089         (842,426)       (1,851,096)
    ------------     ------------     -----------      ------------     ------------
       3,760,868       (1,279,835)        390,771        2,172,502         5,167,908
    ------------     ------------     -----------      ------------     ------------
              --          (67,311)       (185,423)         (63,872)       (1,465,052)
              --               --              --          (28,214)               --
    ------------     ------------     -----------      ------------     ------------
              --          (67,311)       (185,423)         (92,086)       (1,465,052)
    ------------     ------------     -----------      ------------     ------------
     126,745,266       18,874,090      32,250,369       24,548,077       136,830,818
              --               --              --               --                --
              --      (11,575,186)             --      (57,096,063)      (70,725,788)
    ------------     ------------     -----------      ------------     ------------
     126,745,266        7,298,904      32,250,369      (32,547,986)       66,105,030
    ------------     ------------     -----------      ------------     ------------
     130,506,134        5,951,758      32,455,717      (30,467,570)       69,807,886
      30,546,386       24,594,628              --       69,807,886                --
    ------------     ------------     -----------      ------------     ------------
    $161,052,520     $ 30,546,386     $32,455,717      $39,340,316      $ 69,807,886
    ============     ============     ===========      ============     ============
       2,450,000          400,000         600,000          450,000         1,050,000
              --               --              --               --           800,000
              --               --              --               --                --
              --         (250,000)             --       (1,100,000)         (450,000)
    ------------     ------------     -----------      ------------     ------------
       2,450,000          150,000         600,000         (650,000)        1,400,000
    ============     ============     ===========      ============     ============
    $    (15,913)    $         --     $     1,130      $    (1,980)     $      2,455
    ============     ============     ===========      ============     ============

STREETTRACKS SERIES TRUST
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A STREETTRACKS SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                                           DJ WILSHIRE
                                                                         TOTAL MARKET ETF
                                           ----------------------------------------------------------------------------
                                             FOR THE
                                           SIX MONTHS
                                              ENDED        YEAR        YEAR        YEAR        YEAR      FOR THE PERIOD
                                           12/31/2005      ENDED       ENDED       ENDED       ENDED      10/4/2000*-
                                           (UNAUDITED)   6/30/2005   6/30/2004   6/30/2003   6/30/2002     6/30/2001
                                           -----------   ---------   ---------   ---------   ---------   --------------
NET ASSET VALUE, BEGINNING OF PERIOD
  (NOTE 7)...............................   $  85.26     $  80.87    $  69.97     $ 71.67     $ 87.13       $ 97.85
                                            --------     --------    --------     -------     -------       -------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income....................       0.72         1.69        1.17        1.05        1.02          0.72
Net realized and unrealized gain (loss)
  (5)....................................       4.82         4.38       10.89       (1.68)     (15.49)       (10.73)
                                            --------     --------    --------     -------     -------       -------
Total from investment operations.........       5.54         6.07       12.06       (0.63)     (14.47)       (10.01)
                                            --------     --------    --------     -------     -------       -------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income....................      (0.77)       (1.68)      (1.16)      (1.07)      (0.99)        (0.71)
Net realized gains.......................         --           --          --          --          --            --
                                            --------     --------    --------     -------     -------       -------
Total distributions......................      (0.77)       (1.68)      (1.16)      (1.07)      (0.99)        (0.71)
                                            --------     --------    --------     -------     -------       -------
NET ASSET VALUE, END OF PERIOD...........   $  90.03     $  85.26    $  80.87     $ 69.97     $ 71.67       $ 87.13
                                            ========     ========    ========     =======     =======       =======
TOTAL RETURN (1).........................       6.51%        7.55%      17.31%      (0.77)%    (16.69)%      (10.22)%
Net assets, end of period (in 000's).....   $103,540     $106,580    $113,229     $80,474     $75,264       $47,933
Ratio of expenses to average net
  assets.................................       0.21%(2)     0.21%       0.22%       0.24%       0.23%         0.21%(2)
Ratio of net investment income (loss) to
  average net assets.....................       1.60%(2)     2.05%       1.59%       1.65%       1.25%         1.06%(2)
Portfolio turnover rate (3)..............          1%          32%          5%          6%          6%            6%

See accompanying notes to Financial Highlights on page 164 and notes to financial statements.

--------------------------------------------------------------------------------

     DJ WILSHIRE                                       DJ WILSHIRE
    LARGE CAP ETF                                  LARGE CAP GROWTH ETF
    --------------   --------------------------------------------------------------------------------
                       FOR THE
    FOR THE PERIOD   SIX MONTHS
     11/8/2005*-        ENDED         YEAR         YEAR         YEAR         YEAR      FOR THE PERIOD
      12/31/2005     12/31/2005      ENDED        ENDED        ENDED        ENDED       9/25/2000*-
     (UNAUDITED)     (UNAUDITED)   6/30/2005    6/30/2004    6/30/2003    6/30/2002      6/30/2001
    --------------   -----------   ----------   ----------   ----------   ----------   --------------
       $ 56.03        $  46.27      $ 47.56      $ 40.98      $ 41.07      $ 60.81        $ 97.36
       -------        --------      -------      -------      -------      -------        -------
          0.11            0.17         0.71         0.23         0.24(4)      0.16           0.06
          1.45            3.16        (1.29)        6.60        (0.10)      (19.77)        (36.55)
       -------        --------      -------      -------      -------      -------        -------
          1.56            3.33        (0.58)        6.83         0.14       (19.61)        (36.49)
       -------        --------      -------      -------      -------      -------        -------
         (0.11)          (0.17)       (0.71)       (0.25)       (0.23)       (0.13)         (0.06)
            --              --           --           --           --           --             --
       -------        --------      -------      -------      -------      -------        -------
         (0.11)          (0.17)       (0.71)       (0.25)       (0.23)       (0.13)         (0.06)
       -------        --------      -------      -------      -------      -------        -------
       $ 57.48        $  49.43      $ 46.27      $ 47.56      $ 40.98      $ 41.07        $ 60.81
       =======        ========      =======      =======      =======      =======        =======
          2.78%           7.22%       (1.25)%      16.70%        0.38%      (32.29)%       (37.48)%
       $14,369        $143,366      $80,981      $68,973      $22,542      $16,431        $24,330
          0.21%(2)        0.21%(2)     0.21%        0.21%        0.23%        0.25%          0.22%(2)
          1.66%(2)        0.73%(2)     1.57%        0.59%        0.64%        0.32%          0.10%(2)
             0%             39%          21%          20%          37%          18%            16%

STREETTRACKS SERIES TRUST
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A STREETTRACKS SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                                     DJ WILSHIRE
                                                                 LARGE CAP VALUE ETF
                             -------------------------------------------------------------------------------------------
                                FOR THE
                               SIX MONTHS
                                 ENDED                                                                    FOR THE PERIOD
                               12/31/2005      YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     9/25/2000*-
                             (UNAUDITED)(6)   6/30/2005(6)   6/30/2004(6)   6/30/2003(6)   6/30/2002(6)    6/30/2001(6)
                             --------------   ------------   ------------   ------------   ------------   --------------
NET ASSET VALUE, BEGINNING
  OF PERIOD (NOTE 7).......     $ 67.72         $  62.91       $ 55.76        $ 55.69        $ 64.72         $ 64.74
                                -------         --------       -------        -------        -------         -------
INCOME (LOSS) FROM
  INVESTMENT OPERATIONS:
Net investment income......        0.95             1.70          1.51           1.34           1.17            0.85
Net realized and unrealized
  gain (loss) (5)..........        2.47             4.81          7.10           0.09          (9.05)          (0.03)
                                -------         --------       -------        -------        -------         -------
Total from investment
  operations...............        3.42             6.51          8.61           1.43          (7.88)           0.82
                                -------         --------       -------        -------        -------         -------
DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
Net investment income......       (1.01)           (1.70)        (1.46)         (1.36)         (1.15)          (0.84)
Net realized gains.........          --               --            --             --             --              --
                                -------         --------       -------        -------        -------         -------
Total distributions........       (1.01)           (1.70)        (1.46)         (1.36)         (1.15)          (0.84)
                                -------         --------       -------        -------        -------         -------
NET ASSET VALUE, END OF
  PERIOD...................     $ 70.13         $  67.72       $ 62.91        $ 55.76        $ 55.69         $ 64.72
                                =======         ========       =======        =======        =======         =======
TOTAL RETURN (1)...........        5.05%           10.43%        15.54%          2.87%        (12.31)%          1.28%
Net assets, end of period
  (in 000's)...............     $98,196         $135,456       $94,370        $44,616        $38,989         $38,842
Ratio of expenses to
  average net assets.......        0.20%(2)         0.21%         0.21%          0.23%          0.24%           0.21%(2)
Ratio of net investment
  income (loss) to average
  net assets...............        2.59%(2)         2.51%         2.72%          2.54%          1.81%           1.61%(2)
Portfolio turnover rate
  (3)......................          35%              19%           28%            33%            10%             12%

See accompanying notes to Financial Highlights on page 164 and notes to financial statements.

--------------------------------------------------------------------------------

     DJ WILSHIRE      DJ WILSHIRE      DJ WILSHIRE      DJ WILSHIRE
       MID CAP          MID CAP          MID CAP         SMALL CAP
         ETF           GROWTH ETF       VALUE ETF           ETF
    --------------   --------------   --------------   --------------
    FOR THE PERIOD   FOR THE PERIOD   FOR THE PERIOD   FOR THE PERIOD
     11/8/2005*-      11/8/2005*-      11/8/2005*-      11/8/2005*-
      12/31/2005       12/31/2005       12/31/2005       12/31/2005
     (UNAUDITED)      (UNAUDITED)      (UNAUDITED)      (UNAUDITED)
    --------------   --------------   --------------   --------------
       $ 49.18          $ 53.95          $ 50.42          $ 52.42
       -------          -------          -------          -------
          0.11             0.03             0.18             0.09
          2.03             2.33             2.03             1.79
       -------          -------          -------          -------
          2.14             2.36             2.21             1.88
       -------          -------          -------          -------
         (0.09)           (0.03)           (0.16)           (0.08)
            --               --               --               --
       -------          -------          -------          -------
         (0.09)           (0.03)           (0.16)           (0.08)
       -------          -------          -------          -------
       $ 51.23          $ 56.28          $ 52.47          $ 54.22
       =======          =======          =======          =======
          4.37%            4.38%            4.38%            3.59%
       $25,617          $25,327          $26,234          $24,399
          0.26%(2)         0.26%(2)         0.26%(2)         0.26%(2)
          0.17%(2)         0.46%(2)         2.82%(2)         1.66%(2)
             2%               3%               1%               1%

STREETTRACKS SERIES TRUST
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A STREETTRACKS SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                                          DJ WILSHIRE
                                                                      SMALL CAP GROWTH ETF
                                        --------------------------------------------------------------------------------
                                        FOR THE SIX
                                          MONTHS
                                           ENDED         YEAR         YEAR         YEAR         YEAR      FOR THE PERIOD
                                        12/31/2005      ENDED        ENDED        ENDED        ENDED       9/25/2000*-
                                        (UNAUDITED)   6/30/2005    6/30/2004    6/30/2003    6/30/2002       6/30/01
                                        -----------   ----------   ----------   ----------   ----------   --------------
NET ASSET VALUE, BEGINNING OF PERIOD
  (NOTE 7)............................    $ 75.96      $ 69.92      $  53.55     $ 54.10      $ 79.15        $100.26
                                          -------      -------      --------     -------      -------        -------
INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)..........       0.16         0.33          0.39(4)    (0.02)        0.00+         (0.09)
Net realized and unrealized gain
  (loss) (5)..........................       6.06         6.03         16.30       (0.53)      (25.05)        (21.02)
                                          -------      -------      --------     -------      -------        -------
Total from investment operations......       6.22         6.36         16.69       (0.55)      (25.05)        (21.11)
                                          -------      -------      --------     -------      -------        -------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income.................      (0.17)       (0.32)        (0.32)         --           --             --
Net realized gains....................         --           --            --          --           --             --
                                          -------      -------      --------     -------      -------        -------
Total distributions...................      (0.17)       (0.32)        (0.32)         --           --             --
                                          -------      -------      --------     -------      -------        -------
NET ASSET VALUE, END OF PERIOD........    $ 82.01      $ 75.96      $  69.92     $ 53.55      $ 54.10        $ 79.15
                                          =======      =======      ========     =======      =======        =======
TOTAL RETURN (1)......................       8.18%        9.13%        31.19%      (1.02)%     (31.64)%       (21.07)%
Net assets, end of period (in
  000's)..............................    $69,715      $53,183      $ 55,944     $18,747      $21,647        $19,794
Ratio of expenses to average net
  assets..............................       0.26%(2)     0.26%         0.27%       0.29%        0.30%          0.30%(2)
Ratio of net investment income (loss)
  to average net assets...............       0.38%(2)     0.46%         0.59%      (0.04)%      (0.22)%        (0.22)%(2)
Portfolio turnover rate (3)...........         81%          36%           63%         60%          46%            34%

See accompanying notes to Financial Highlights on page 164 and notes to financial statements.

--------------------------------------------------------------------------------

                                            DJ WILSHIRE
                                        SMALL CAP VALUE ETF
    -------------------------------------------------------------------------------------------
       FOR THE
      SIX MONTHS
        ENDED                                                                    FOR THE PERIOD
      12/31/2005      YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     9/25/2000*-
    (UNAUDITED)(6)   6/30/2005(6)   6/30/2004(6)   6/30/2003(6)   6/30/2002(6)    6/30/2001(6)
    --------------   ------------   ------------   ------------   ------------   --------------
       $ 59.03         $ 56.97        $ 45.07        $ 45.17        $ 42.98         $ 34.57
       -------         -------        -------        -------        -------         -------
          0.64(4)         1.14(4)        0.91           1.26           0.96            0.80
          3.57            4.55          12.92           0.14           3.82            8.36
       -------         -------        -------        -------        -------         -------
          4.21            5.69          13.83           1.40           4.78            9.16
       -------         -------        -------        -------        -------         -------
         (0.67)          (1.14)         (0.75)         (1.20)         (1.01)          (0.75)
         (1.99)          (2.49)         (1.18)         (0.30)         (1.58)             --
       -------         -------        -------        -------        -------         -------
         (2.66)          (3.63)         (1.93)         (1.50)         (2.59)          (0.75)
       -------         -------        -------        -------        -------         -------
       $ 60.58         $ 59.03        $ 56.97        $ 45.07        $ 45.17         $ 42.98
       =======         =======        =======        =======        =======         =======
          7.11%          10.07%         30.92%          3.57%         11.54%          26.69%
       $96,977         $88,583        $76,928        $33,813        $54,217         $25,803
          0.26%(2)        0.26%          0.27%          0.29%          0.28%           0.28%(2)
          2.07%(2)        2.00%          1.88%          2.76%          2.31%           2.70%(2)
            84%             33%            54%            43%            29%             47%

STREETTRACKS SERIES TRUST
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A STREETTRACKS SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                                      DJ GLOBAL TITANS ETF
                                        --------------------------------------------------------------------------------
                                          FOR THE
                                        SIX MONTHS                                                        FOR THE PERIOD
                                           ENDED      YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED    9/25/2000*-
                                        12/31/2005    6/30/2005    6/30/2004    6/30/2003    6/30/2002      6/30/2001
                                        (UNAUDITED    ----------   ----------   ----------   ----------   --------------
NET ASSET VALUE, BEGINNING OF PERIOD
  (NOTE 7)............................    $ 62.88      $  61.43     $ 54.04      $ 56.00      $ 70.60        $ 84.28
                                          -------      --------     -------      -------      -------        -------
INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
Net investment income.................       0.63          1.47        0.72         0.90(4)      0.62           0.57
Net realized and unrealized gain
  (loss) (5)..........................       2.02          1.44        7.60        (1.67)      (14.63)        (13.67)
                                          -------      --------     -------      -------      -------        -------
Total from investment operations......       2.65          2.91        8.32        (0.77)      (14.01)        (13.10)
                                          -------      --------     -------      -------      -------        -------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income.................      (0.64)        (1.46)      (0.93)       (1.19)       (0.59)         (0.56)
Net realized gains....................         --            --          --           --           --             --
Capital...............................         --            --          --           --           --          (0.02)
                                          -------      --------     -------      -------      -------        -------
Total distributions...................      (0.64)        (1.46)      (0.93)       (1.19)       (0.59)         (0.58)
                                          -------      --------     -------      -------      -------        -------
NET ASSET VALUE, END OF PERIOD........    $ 64.89      $  62.88     $ 61.43      $ 54.04      $ 56.00        $ 70.60
                                          =======      ========     =======      =======      =======        =======
TOTAL RETURN (1)......................       4.22%         4.75%      15.47%       (1.21)%     (19.92)%       (15.54)%
Net assets, end of period (in
  000's)..............................    $90,853      $106,904     $67,581      $10,814      $25,207        $21,189
Ratio of expenses to average net
  assets..............................       0.51%(2)      0.51%       0.51%        0.54%        0.55%          0.52%(2)
Ratio of net investment income (loss)
  to average net assets...............       1.79%(2)      2.47%       1.84%        1.77%        1.07%          0.87%(2)
Portfolio turnover rate (3)...........          3%           36%         15%          13%          12%            16%

See accompanying notes to Financial Highlights on page 164 and notes to financial statements.

--------------------------------------------------------------------------------

                                         DJ WILSHIRE REIT ETF
    -----------------------------------------------------------------------------------------------
       FOR THE
      SIX MONTHS
        ENDED                                                                        FOR THE PERIOD
      12/31/2005      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED      4/23/2001*-
    (UNAUDITED)(6)   6/30/2005(6)    6/30/2004(6)    6/30/2003(6)    6/30/2002(6)     6/30/2001(6)
    --------------   -------------   -------------   -------------   -------------   --------------
       $  65.56        $  51.38        $  42.59        $  43.48         $ 40.24         $ 36.41
       --------        --------        --------        --------         -------         -------
           1.71            2.98(4)         2.59(4)         2.09            2.73(4)         0.47
           2.54           14.00            8.69           (0.79)           3.21            3.60
       --------        --------        --------        --------         -------         -------
           4.25           16.98           11.28            1.30            5.94            4.07
       --------        --------        --------        --------         -------         -------
          (1.84)          (2.80)          (2.33)          (2.05)          (2.47)          (0.24)
          (0.45)             --           (0.16)          (0.14)          (0.23)             --
             --              --              --              --              --              --
       --------        --------        --------        --------         -------         -------
          (2.29)          (2.80)          (2.49)          (2.19)          (2.70)          (0.24)
       --------        --------        --------        --------         -------         -------
       $  67.52        $  65.56        $  51.38        $  42.59         $ 43.48         $ 40.24
       ========        ========        ========        ========         =======         =======
           6.54%          33.64%          26.70%           3.41%          15.53%          11.22%
       $807,374        $659,223        $447,114        $121,398         $32,622         $18,121
           0.26%(2)        0.26%           0.26%           0.28%           0.30%           0.32%(2)
           5.05%(2)        5.06%           5.23%           6.95%           6.74%           6.88%(2)
              6%             12%             15%             10%             15%              2%

STREETTRACKS SERIES TRUST
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A STREETTRACKS SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                                                 KBW CAPITAL           KBW
                                                               KBW BANK ETF      MARKETS ETF      INSURANCE ETF
                                                              --------------    --------------    --------------
                                                              FOR THE PERIOD    FOR THE PERIOD    FOR THE PERIOD
                                                               11/8/2005*-       11/8/2005*-       11/8/2005*-
                                                                12/31/2005        12/31/2005        12/31/2005
                                                               (UNAUDITED)       (UNAUDITED)       (UNAUDITED)
                                                              --------------    --------------    --------------
NET ASSET VALUE, BEGINNING OF PERIOD (NOTE 7)...............      $ 50.17          $ 53.07           $ 52.12
                                                                  -------          -------           -------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)................................         0.13             0.02              0.12
Net realized and unrealized gain (loss) (5).................         1.77             1.53              0.36
                                                                  -------          -------           -------
Total from investment operations............................         1.90             1.55              0.48
                                                                  -------          -------           -------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income.......................................        (0.13)           (0.02)            (0.11)
Net realized gains..........................................           --               --                --
                                                                  -------          -------           -------
Total distributions.........................................        (0.13)           (0.02)            (0.11)
                                                                  -------          -------           -------
NET ASSET VALUE, END OF PERIOD..............................      $ 51.94          $ 54.60           $ 52.49
                                                                  =======          =======           =======
TOTAL RETURN (1)............................................         3.80%            2.93%             0.93%
Net assets, end of period (in 000's)........................      $49,342          $60,060           $62,989
Ratio of expenses to average net assets.....................         0.36%(2)         0.36%(2)          0.36%(2)
Ratio of net investment income (loss) to average net
  assets....................................................         2.14%(2)         0.31%(2)          1.77%(2)
Portfolio turnover rate (3).................................            2%               2%               10%

See accompanying notes to Financial Highlights on page 164 and notes to financial statements.

--------------------------------------------------------------------------------

                             MORGAN STANLEY TECHNOLOGY ETF
    --------------------------------------------------------------------------------
      FOR THE
    SIX MONTHS
       ENDED                                                          FOR THE PERIOD
    12/31/2005    YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED    9/25/2000*-
    (UNAUDITED)   6/30/2005    6/30/2004    6/30/2003    6/30/2002      6/30/2001
    -----------   ----------   ----------   ----------   ----------   --------------
     $  46.99      $ 49.18      $ 36.67      $ 33.30      $ 58.17        $ 97.81
     --------      -------      -------      -------      -------        -------
         0.00+        0.11        (0.09)(4)    (0.08)        0.00+         (0.13)
         4.96        (2.19)       12.60         3.45       (24.87)        (39.51)
     --------      -------      -------      -------      -------        -------
         4.96        (2.08)       12.51         3.37       (24.87)        (39.64)
     --------      -------      -------      -------      -------        -------
           --        (0.11)          --           --           --             --
           --           --           --           --           --             --
     --------      -------      -------      -------      -------        -------
           --        (0.11)          --           --           --             --
     --------      -------      -------      -------      -------        -------
     $  51.95      $ 46.99      $ 49.18      $ 36.67      $ 33.30        $ 58.17
     ========      =======      =======      =======      =======        =======
        10.57%       (4.25)%      34.11%       10.14%      (42.77)%       (40.52)%
     $161,053      $30,546      $24,595      $34,842      $53,276        $72,724
         0.51%(2)     0.51%        0.52%        0.53%        0.54%          0.51%(2)
        (0.04)%(2)     0.24%      (0.20)%      (0.21)%      (0.30)%        (0.30)%(2)
           43%          46%          17%          23%          37%            26%

STREETTRACKS SERIES TRUST
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A STREETTRACKS SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                                 SPDR                   SPDR
                                                               DIVIDEND               O-STRIP
                                                                 ETF                    ETF
                                                            --------------   --------------------------
                                                                               FOR THE
                                                            FOR THE PERIOD   SIX MONTHS      FOR THE
                                                             11/8/2005*-        ENDED         PERIOD
                                                              12/31/2005     12/31/2005     9/9/2004*-
                                                             (UNAUDITED)     (UNAUDITED)   6/30/2005(7)
                                                            --------------   -----------   ------------
NET ASSET VALUE, BEGINNING OF PERIOD (NOTE 7).............     $ 53.49         $ 49.86       $ 47.96
                                                               -------         -------       -------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income.....................................        0.31            0.06          1.42
Net realized and unrealized gain (loss) (5)...............        0.60            2.62          1.90
                                                               -------         -------       -------
Total from investment operations..........................        0.91            2.68          3.32
                                                               -------         -------       -------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income.....................................       (0.31)          (0.06)        (1.42)
Net realized gains........................................          --           (0.03)           --
                                                               -------         -------       -------
Total distributions.......................................       (0.31)          (0.09)        (1.42)
                                                               -------         -------       -------
NET ASSET VALUE, END OF PERIOD............................     $ 54.09         $ 52.45       $ 49.86
                                                               =======         =======       =======
TOTAL RETURN (1)..........................................        1.70%           5.38%         6.77%
Net assets, end of period (in 000's)......................     $32,456         $39,340       $69,808
Ratio of expenses to average net assets...................        0.30%(2)        0.36%(2)      0.36%(2)
Ratio of expense to average net assets before waivers.....        0.35%(2)          --            --
Ratio of net investment income (loss) to average net
  assets..................................................        4.27%(2)        0.23%(2)      3.25%(2)
Portfolio turnover rate (3)...............................          14%              8%            8%

---------------

  *  Commencement of operations
  +  Amount is less than $0.005 per share.
(1) Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(2)  Annualized
(3) Portfolio Turnover rate excludes securities received or delivered from processing of creations or redemptions on streetTRACKS.
(4) Per share numbers have been calculated using the average shares method.
(5) The amounts shown at this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(6) All per share information shown representing data prior to September 21, 2005 have been adjusted for the affect of stock splits which occurred on September 21, 2005, as follows: DJ Wilshire Large Cap Value ETF 2 for 1; DJ
     Wilshire Small Cap Value ETF and DJ Wilshire REIT ETF 3 for
     1.
(7) Beginning NAV and distributions to shareholders have been adjusted for the affect of a 3 for 1 stock split which occurred on June 15, 2005.

See accompanying notes to financial statements.

STREETTRACKS SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

1.  ORGANIZATION

The streetTRACKS Series Trust (the "Trust"), which is registered under the Investment Company Act of 1940, as amended, is an open-end investment management company that was organized as a Massachusetts business trust on June 12, 1998. The Trust currently consists of eighteen portfolios, (each referred to as a "Fund", collectively as "the Funds") streetTRACKS DJ Wilshire Total Market ETF (formerly, streetTRACKS Total Market ETF, formerly Fortune 500 Index Fund) ("DJ Wilshire Total Market ETF"), streetTRACKS DJ Wilshire Large Cap ETF ("DJ Wilshire Large Cap ETF"), streetTRACKS DJ Wilshire Large Cap Growth ETF (formerly, streetTRACKS Dow Jones U.S. Large Cap Growth Index Fund) ("DJ Wilshire Large Cap Growth ETF"), streetTRACKS DJ Wilshire Large Cap Value ETF (formerly, streetTRACKS Dow Jones U.S. Large Cap Value Index Fund) ("DJ Wilshire Large Cap Value ETF"), streetTRACKS DJ Wilshire Mid Cap ETF ("DJ Wilshire Mid Cap ETF"), streetTRACKS DJ Wilshire Mid Cap Growth ETF ("DJ Wilshire Mid Cap Growth ETF"), streetTRACKS DJ Wilshire Mid Cap Value ETF ("DJ Wilshire Mid Cap Value ETF"), streetTRACKS DJ Wilshire Small Cap ETF ("DJ Wilshire Small Cap ETF"), streetTRACKS DJ Wilshire Small Cap Growth ETF (formerly, streetTRACKS Dow Jones U.S. Small Cap Growth Index Fund) ("DJ Wilshire Small Cap Growth ETF"), streetTRACKS DJ Wilshire Small Cap Value ETF (formerly, streetTRACKS Dow Jones U.S. Small Cap Value Index Fund) ("DJ Wilshire Small Cap Value ETF"), streetTRACKS DJ Global Titans ETF (formerly, streetTRACKS Dow Jones Global Titans Index Fund) ("DJ Global Titans ETF"), streetTRACKS DJ Wilshire REIT ETF (formerly, streetTRACKS Wilshire REIT Index Fund) ("DJ Wilshire REIT ETF"), streetTRACKS KBW Bank ETF ("KBW Bank ETF"), streetTRACKS KBW Capital Markets ETF ("KBW Capital Markets ETF"), streetTRACKS KBW Insurance ETF ("KBW Insurance ETF"), streetTRACKS Morgan Stanley Technology ETF (formerly, streetTRACKS Morgan Stanley Technology Index Fund) ("Morgan Stanley Technology ETF"), SPDR Dividend ETF and SPDR O-Strip ETF, each of which represents a separate series of beneficial interest in the Trust. DJ Wilshire Large Cap ETF, DJ Wilshire Mid Cap ETF, DJ Wilshire Mid Cap Growth ETF, DJ Wilshire Mid Cap Value ETF, DJ Wilshire Small Cap ETF, KBW Bank ETF, KBW Capital Markets ETF, KBW Insurance ETF and SPDR Dividend ETF commenced operations on November 8, 2005.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

SECURITY VALUATION

Portfolio securities are valued based on the last sale price on the exchange which is deemed to be the principal market for the security. Securities traded on the NASDAQ are valued at the NASDAQ official close price. Securities regularly traded in an over-the-counter market are valued at the latest quoted sale price in such market. Other portfolio securities and assets for which market quotations are not readily available are valued based on fair value as determined in good faith by Trust's Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees.

INVESTMENT INCOME

Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. The value of additional securities received as dividend payments is recorded as income and as an increase to the cost basis of such securities.

EXPENSES

Advisory fees, which are directly identifiable to a specific Fund, are applied to that Fund. Trustees fees are allocated in such a manner as deemed equitable, taking into consideration the relative net assets of the Funds.

STREETTRACKS SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT TRANSACTIONS

Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities and foreign exchange transactions are recorded on the identified cost basis. Corporate actions (including cash dividends) are recorded net of non-reclaimable foreign tax withholdings.

FOREIGN CURRENCY TRANSLATION AND FOREIGN INVESTMENTS

The accounting records of the Funds are maintained in U.S. dollars. Portfolio securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of transactions. The effects of changes in foreign currency exchange rates on portfolio investments are included in the net realized and unrealized gains and losses on investments. Net gains and losses on foreign currency transactions include disposition of foreign currencies, and currency gains and losses between the accrual and receipt dates of portfolio investment income and between the trade and settlement dates of portfolio investment transactions.

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and securities of the U.S. government. These risks include revaluation of currencies and the risk of appropriation. Moreover, the markets for securities of many foreign companies and foreign governments may be less liquid and the prices of such securities may be more volatile than those of comparable U.S. companies and the U.S. government.

FEDERAL INCOME TAX

The Funds have qualified and intend to qualify for and elect treatment as a "regulated investment companies" under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying and electing, each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. In addition, by distributing during each calendar year substantially all of their net investment income and capital gains, if any, the Funds will not be subject to federal excise tax. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These book-tax differences are primarily due to differing treatments for tax equalization, in-kind transactions, REIT's and losses deferred due to wash sales.

STREETTRACKS SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

For the six months ended December 31, 2005, the Funds reclassified non-taxable security gains and losses realized on the in-kind redemption of Creation Units (Note 4) as an increase or decrease to paid in capital in the Statements of Assets and Liabilities as follows:

                                                               NET GAIN (LOSS)
                                                               RECLASS AMOUNT
------------------------------------------------------------------------------
DJ Wilshire Total Market ETF                                     $ 1,576,996
DJ Wilshire Large Cap ETF                                                 --
DJ Wilshire Large Cap Growth ETF                                   4,097,672
DJ Wilshire Large Cap Value ETF                                    5,100,645
DJ Wilshire Mid Cap ETF                                                   --
DJ Wilshire Mid Cap Growth ETF                                            --
DJ Wilshire Mid Cap Value ETF                                             --
DJ Wilshire Small Cap ETF                                                 --
DJ Wilshire Small Cap Growth ETF                                          --
DJ Wilshire Small Cap Value ETF                                           --
DJ Global Titans ETF                                               2,258,148
DJ Wilshire REIT ETF                                              69,770,133
KBW Bank ETF                                                         229,643
KBW Capital Markets ETF                                                   --
KBW Insurance ETF                                                         --
Morgan Stanley Technology ETF                                             --
SPDR Dividend ETF                                                         --
SPDR O-Strip ETF                                                   3,193,043

At December 31, 2005, the Funds had capital loss carryforwards which may be utilized to offset any net realized capital gains expiring June 30:

                                            2009        2010         2011          2012          2013
--------------------------------------------------------------------------------------------------------
DJ Wilshire Total Market ETF               $    --   $  372,167   $ 3,654,485   $ 1,348,494   $  153,659
DJ Wilshire Large Cap ETF                       --           --            --            --           --
DJ Wilshire Large Cap Growth ETF            12,048    5,920,273     4,738,409     2,821,107      309,686
DJ Wilshire Large Cap Value ETF                 --      417,474     1,235,987       652,025    2,898,052
DJ Wilshire Mid Cap ETF                         --           --            --            --           --
DJ Wilshire Mid Cap Growth ETF                  --           --            --            --           --
DJ Wilshire Mid Cap Value ETF                   --           --            --            --           --
DJ Wilshire Small Cap ETF                       --           --            --            --           --
DJ Wilshire Small Cap Growth ETF                --    1,103,086     5,875,895            --           --
DJ Wilshire Small Cap Value ETF                 --           --            --            --           --
DJ Global Titans ETF                            --      770,629     1,493,437       984,760           --
DJ Wilshire REIT ETF                            --           --            --            --           --
KBW Bank ETF                                    --           --            --            --           --
KBW Capital Markets ETF                         --           --            --            --           --
KBW Insurance ETF                               --           --            --            --           --
Morgan Stanley Technology ETF                1,836    2,341,875    10,238,030    19,143,628    8,746,932
SPDR Dividend ETF                               --           --            --            --           --
SPDR O-Strip ETF                                --           --            --            --           --

STREETTRACKS SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

The Funds incurred the following losses during the period November 1, 2004 through June 30, 2005 that are deferred for tax purposes until fiscal 2006:

                                                               DEFERRED LOSSES
------------------------------------------------------------------------------
DJ Wilshire Total Market ETF                                     $5,416,066
DJ Wilshire Large Cap ETF                                                --
DJ Wilshire Large Cap Growth ETF                                    655,092
DJ Wilshire Large Cap Value ETF                                          --
DJ Wilshire Mid Cap ETF                                                  --
DJ Wilshire Mid Cap Growth ETF                                           --
DJ Wilshire Mid Cap Value ETF                                            --
DJ Wilshire Small Cap ETF                                                --
DJ Wilshire Small Cap Growth ETF                                         --
DJ Wilshire Small Cap Value ETF                                          --
DJ Global Titans ETF                                                     --
DJ Wilshire REIT ETF                                                     --
KBW Bank ETF                                                             --
KBW Capital Markets ETF                                                  --
KBW Insurance ETF                                                        --
Morgan Stanley Technology ETF                                     3,772,078
SPDR Dividend ETF                                                        --
SPDR O-Strip ETF                                                     84,417

DISTRIBUTIONS

The Trust declares and distributes dividends from net investment income, if any to its shareholders quarterly. The Trust distributes net realized capital gains, if any, at least annually. Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States.

INDEMNIFICATIONS

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this could involve future claims that may be made against the Trust that have not yet occurred. However, based on experience the Trust expects the risk of loss to be remote.

3.  FEES AND COMPENSATION PAID TO AFFILIATES AND OTHER RELATED PARTY
TRANSACTIONS

ADVISORY FEE

Each Fund has entered into an Investment Advisory Agreement with SSgA Funds Management, Inc. ("The Adviser"). As compensation for the services rendered, facilities furnished, and expenses borne by the Adviser, each

STREETTRACKS SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

Fund pays the Adviser a fee accrued daily and paid monthly, based on a percentage of each Funds' average daily net assets as shown in the following table:

                                                               ANNUAL RATE
--------------------------------------------------------------------------
DJ Wilshire Total Market ETF                                       0.20%
DJ Wilshire Large Cap ETF                                          0.20
DJ Wilshire Large Cap Growth ETF                                   0.20
DJ Wilshire Large Cap Value ETF                                    0.20
DJ Wilshire Mid Cap ETF                                            0.25
DJ Wilshire Mid Cap Growth ETF                                     0.25
DJ Wilshire Mid Cap Value ETF                                      0.25
DJ Wilshire Small Cap ETF                                          0.25
DJ Wilshire Small Cap Growth ETF                                   0.25
DJ Wilshire Small Cap Value ETF                                    0.25
DJ Global Titans ETF                                               0.50
DJ Wilshire REIT ETF                                               0.25
KBW Bank ETF                                                       0.35
KBW Capital Markets ETF                                            0.35
KBW Insurance ETF                                                  0.35
Morgan Stanley Technology ETF                                      0.50
SPDR Dividend ETF                                                  0.35*
SPDR O-Strip ETF                                                   0.35

The Adviser pays all expenses of each Fund other than the management fee, distribution fee pursuant to each Fund's Distribution and Service Plan, if any, brokerage, taxes, interest, fees and expenses of the Independent Trustees (including any Trustee's counsel fees), litigation expenses and other extraordinary expenses.

* The Adviser has contractually agreed to limit its management fee to the extent necessary to limit annual operating expenses to 0.30% for one year ending October 31, 2006.

DISTRIBUTOR

State Street Global Markets, LLC (the "Distributor") serves as the distributor of the shares of each Fund pursuant to a Distribution Plan and Agreement, pursuant to Rule 12b-1 under the 1940 Act, between the Distributor and the Trust. Each Fund, with the exception of the DJ Wilshire Total Market Fund, is authorized to pay an amount of up to 0.25% of its average daily net assets for certain distribution-related activities. However, management has not implemented a 12b-1 fee on any of the Funds at this time, and therefore no such payments have been made to the Distributor.

TRUSTEES' FEES

The Trust pays each Independent Trustee an annual fee of $12,000, and a meeting fee of $4,500 per board meeting attended. An Independent Trustee will receive $500 for each meeting attended via telephone or video conference. The Funds will reimburse the Trustees for any out of pocket expenses related to attending meetings of the Board of Trustees. The Board of Trustees has an Audit Committee consisting of all Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust. The Trustees which are members of the Audit Committee do not receive additional compensation from the Trust as a result of their position on the Audit Committee. Trustees independent counsel fees are included as part of the trustee fees presented on the financial statements.

TRANSACTIONS WITH AFFILIATES

The DJ Wilshire Total Market ETF, DJ Wilshire Large Cap ETF, DJ Wilshire Large Cap Growth ETF, KBW Bank ETF and KBW Capital Markets ETF have invested in affiliated companies. These investments represent 0.13%,

STREETTRACKS SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

0.15%, 0.30%, 3.16% and 4.30%, respectively, of net assets at December 31, 2005. Amounts relating to these investments at December 31, 2005 and for the period ended are:

DJ WILSHIRE TOTAL MARKET ETF:

                                              SHARES PURCHASED     SHARES SOLD FOR
                          NUMBER OF SHARES   FOR THE SIX MONTHS     THE SIX MONTHS     NUMBER OF SHARES
SECURITY DESCRIPTION      HELD AT 6/30/05         12/31/05             12/31/05        HELD AT 12/31/05
-------------------------------------------------------------------------------------------------------
State Street Corp.             2,796                 0                   427                2,369

                                                                                  REALIZED GAIN ON
                                                           INCOME EARNED FOR   SHARES SOLD DURING THE
                                                            THE SIX MONTHS        SIX MONTHS ENDED
SECURITY DESCRIPTION                                        ENDED 12/31/05            12/31/05
-----------------------------------------------------------------------------------------------------
State Street Corp.                                               $933                  $1,801

DJ WILSHIRE LARGE CAP ETF:

                                            SHARES PURCHASED     SHARES SOLD FOR
                         NUMBER OF SHARES    FOR THE PERIOD        THE PERIOD       NUMBER OF SHARES
SECURITY DESCRIPTION     HELD AT 11/8/05*   11/8/05*-12/31/05   11/8/05*-12/31/05   HELD AT 12/31/05
----------------------------------------------------------------------------------------------------
State Street Corp.              0                  385                  0                 385

                                                                               REALIZED GAIN (LOSS)
                                                          INCOME EARNED FOR    ON SHARES SOLD DURING
                                                             THE PERIOD             THE PERIOD
SECURITY DESCRIPTION                                      11/8/05*-12/31/05      11/8/05*-12/31/05
-----------------------------------------------------------------------------------------------------
State Street Corp.                                               $73                    $0

DJ WILSHIRE LARGE CAP GROWTH ETF:

                                              SHARES PURCHASED     SHARES SOLD FOR
                          NUMBER OF SHARES   FOR THE SIX MONTHS     THE SIX MONTHS     NUMBER OF SHARES
SECURITY DESCRIPTION      HELD AT 6/30/05      ENDED 12/31/05       ENDED 12/31/05     HELD AT 12/31/05
-------------------------------------------------------------------------------------------------------
State Street Corp.               0                 8,160                 300                7,860

                                                           INCOME EARNED FOR   REALIZED LOSS ON SHARES
                                                            THE SIX MONTHS       SOLD DURING THE SIX
SECURITY DESCRIPTION                                        ENDED 12/31/05      MONTHS ENDED 12/31/05
------------------------------------------------------------------------------------------------------
State Street Corp.                                              $1,493                   $(27)

KBW BANK ETF:

                                            SHARES PURCHASED     SHARES SOLD FOR
                         NUMBER OF SHARES    FOR THE PERIOD        THE PERIOD       NUMBER OF SHARES
SECURITY DESCRIPTION     HELD AT 11/8/05*   11/8/05*-12/31/05   11/8/05*-12/31/05   HELD AT 12/31/05
----------------------------------------------------------------------------------------------------
State Street Corp.              0                31,171               3,062              28,109

                                                     INCOME EARNED FOR    REALIZED GAIN ON SHARES SOLD
                                                        THE PERIOD             DURING THE PERIOD
SECURITY DESCRIPTION                                 11/8/05*-12/31/05         11/8/05*-12/31/05
-------------------------------------------------------------------------------------------------------
State Street Corp.                                        $14,334                    $5,224

STREETTRACKS SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

KBW CAPITAL MARKET ETF:

                                            SHARES PURCHASED     SHARES SOLD FOR
                         NUMBER OF SHARES    FOR THE PERIOD        THE PERIOD       NUMBER OF SHARES
SECURITY DESCRIPTION     HELD AT 11/8/05*   11/8/05*-12/31/05   11/8/05*-12/31/05   HELD AT 12/31/05
----------------------------------------------------------------------------------------------------
State Street Corp.              0                49,434               2,900              46,534

                                                     INCOME EARNED FOR    REALIZED GAIN ON SHARES SOLD
                                                        THE PERIOD             DURING THE PERIOD
SECURITY DESCRIPTION                                 11/8/05*-12/31/05         11/8/05*-12/31/05
-------------------------------------------------------------------------------------------------------
State Street Corp.                                        $8,841                     $1,363

* Commencement of operations

4.  SHAREHOLDER TRANSACTIONS

Except for under the Trust's dividend reinvestment plan, streetTRACKS are issued and redeemed by a Fund only in Creation Unit size aggregations of 50,000 streetTRACKS shares. Such transactions are only permitted on an in-kind basis, with a separate cash payment, which is a balancing cash component to equate the transaction to the net asset value per unit of the Fund on the transaction date. Transaction fees at scheduled amounts ranging from $250 to $4,500 per Creation Unit are charged to those persons creating or redeeming Creation Units. Transaction fees are received by the Custodian and used to offset the expense of processing orders.

5.  AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION

The identified cost of investments in securities owned by each Fund for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and depreciation at December 31, 2005 were as follows:

                                                              GROSS          GROSS       NET UNREALIZED
                                             IDENTIFIED     UNREALIZED     UNREALIZED     APPRECIATION
                                                COST       APPRECIATION   DEPRECIATION   (DEPRECIATION)
-------------------------------------------------------------------------------------------------------
DJ Wilshire Total Market ETF                $ 93,485,660   $17,023,147    $ 7,092,090     $ 9,931,057
DJ Wilshire Large Cap ETF                     14,183,204       337,434        165,821         171,613
DJ Wilshire Large Cap Growth ETF             136,450,490     9,245,239      2,560,702       6,684,537
DJ Wilshire Large Cap Value ETF               94,554,847     7,470,450      3,857,861       3,612,589
DJ Wilshire Mid Cap ETF                       24,986,550       876,640        348,133         528,507
DJ Wilshire Mid Cap Growth ETF                24,687,153       960,494        384,004         576,490
DJ Wilshire Mid Cap Value ETF                 25,686,726       816,904        307,700         509,204
DJ Wilshire Small Cap ETF                     24,298,348       625,275        573,734          51,541
DJ Wilshire Small Cap Growth ETF              61,849,639     9,508,394      1,845,384       7,663,010
DJ Wilshire Small Cap Value ETF               89,652,428     9,141,288      2,030,743       7,110,545
DJ Global Titans ETF                          87,317,988     7,345,616      4,031,819       3,313,797
DJ Wilshire REIT ETF                         752,670,516    59,502,666      8,430,698      51,071,968
KBW Bank ETF                                  48,904,136       757,689        363,407         394,282
KBW Capital Markets ETF                       59,354,502     1,319,209        639,836         679,373
KBW Insurance ETF                             63,162,152       754,823        990,133        (235,310)
Morgan Stanley Technology ETF                161,110,250     6,058,601      6,106,410         (47,809)
SPDR Dividend ETF                             32,137,802       701,941        496,852         205,089
SPDR O-Strip ETF                              42,016,348       712,174      3,405,696      (2,693,522)

STREETTRACKS SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

6.  INVESTMENT TRANSACTIONS

For the six months ended December 31, 2005, the Trust had in-kind contributions and in-kind redemptions as follows:

                                                              SUBSCRIPTIONS   REDEMPTIONS
------------------------------------------------------------------------------------------
DJ Wilshire Total Market ETF                                  $         --    $  8,936,831
DJ Wilshire Large Cap ETF                                       14,083,490              --
DJ Wilshire Large Cap Growth ETF                                86,803,095      30,301,717
DJ Wilshire Large Cap Value ETF                                         --      41,021,482
DJ Wilshire Mid Cap ETF                                         24,959,079              --
DJ Wilshire Mid Cap Growth ETF                                  24,555,977              --
DJ Wilshire Mid Cap Value ETF                                   25,655,133              --
DJ Wilshire Small Cap ETF                                       24,326,259              --
DJ Wilshire Small Cap Growth ETF                                11,738,636              --
DJ Wilshire Small Cap Value ETF                                  5,827,352              --
DJ Global Titans ETF                                                    --      18,063,317
DJ Wilshire REIT ETF                                           441,759,079     318,961,600
KBW Bank ETF                                                    53,959,092       5,244,038
KBW Capital Markets ETF                                         59,383,887              --
KBW Insurance ETF                                               63,141,878              --
Morgan Stanley Technology ETF                                  126,739,275              --
SPDR Dividend ETF                                               32,248,555              --
SPDR O-Strip ETF                                                24,549,437      57,094,684

For the six months ended December 31, 2005, the Trust had purchases and sales of investment securities as follows:

                                                               PURCHASES       SALES
---------------------------------------------------------------------------------------
DJ Wilshire Total Market ETF                                  $ 2,124,778   $ 1,501,755
DJ Wilshire Large Cap ETF                                         120,481        26,581
DJ Wilshire Large Cap Growth ETF                               45,380,954    44,688,508
DJ Wilshire Large Cap Value ETF                                37,488,128    37,071,878
DJ Wilshire Mid Cap ETF                                           533,226       581,717
DJ Wilshire Mid Cap Growth ETF                                    986,949       977,285
DJ Wilshire Mid Cap Value ETF                                     294,082       239,250
DJ Wilshire Small Cap ETF                                         224,592       271,587
DJ Wilshire Small Cap Growth ETF                               50,177,372    50,343,252
DJ Wilshire Small Cap Value ETF                                80,428,954    83,865,075
DJ Global Titans ETF                                            3,389,744     4,889,674
DJ Wilshire REIT ETF                                           51,146,904    48,843,683
KBW Bank ETF                                                      892,591     1,025,503
KBW Capital Markets ETF                                         1,049,086     1,095,899
KBW Insurance ETF                                               5,781,552     5,885,038
Morgan Stanley Technology ETF                                  32,679,083    32,669,584
SPDR Dividend ETF                                               4,408,379     4,565,562
SPDR O-Strip ETF                                                3,994,792     4,040,654

STREETTRACKS SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

For the period ended December 31, 2005, there were no brokerage commissions on investment transactions paid to State Street Corporation.

7.  INITIAL CAPITALIZATION AND OFFERING OF SHARES

On the commencement of operations for each Fund (September 25, 2000, for the DJ Wilshire Large Cap Growth ETF, DJ Wilshire Large Cap Value ETF, DJ Wilshire Small Cap Growth ETF, DJ Wilshire Small Cap Value ETF, DJ Global Titans ETF, and Morgan Stanley Technology ETF , October 4, 2000, for the DJ Wilshire Total Market ETF, April 23, 2001 for the DJ Wilshire REIT ETF), the Board of Trustees declared reverse stock splits, which were effective on the date of commencement of operations for each Fund. The reverse stock splits were executed in order to align the net asset value per share of each Fund to an established proportion of its benchmark index.

The ratio of the reverse stock splits were as follows:

FUND                                                            RATIO
-----------------------------------------------------------------------
Dow Jones Wilshire Total Market ETF                             1:9.785
Dow Jones Wilshire Large Cap Growth ETF                         1:9.736
Dow Jones Wilshire Large Cap Value ETF                         1:12.948
Dow Jones Wilshire Small Cap Growth ETF                        1:10.026
Dow Jones Wilshire Small Cap Value ETF                         1:10.371
Dow Jones Global Titans ETF                                     1:8.428
Dow Jones Wilshire REIT ETF                                    1:10.922
Morgan Stanley Technology ETF                                   1:9.781

8.  OTHER INFORMATION

On August 22, 2005, the Board of Trustees approved a stock split for each of the following Funds. The stock splits were payable on September 21, 2005.

FUND                                                           RATIO OF SPLIT
-----------------------------------------------------------------------------
DJ Wilshire Large Cap Value ETF                                     2:1
DJ Wilshire Small Cap Value ETF                                     3:1
DJ Wilshire REIT ETF                                                3:1

STREETTRACKS SERIES TRUST
OTHER INFORMATION
DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
CLOSING PRICE VS. NAV AS OF DECEMBER 31, 2005

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the closing price (last trade) for each of the Funds was at a discount or premium to the daily net asset value (NAV). The following charts are for comparative purposes only and represent the periods noted.

   DJ Wilshire Total Market ETF

    -----------------------------------------------------------------------------------------------------------------
                                                Closing Price                                Closing Price
                                                  Above NAV                                    Below NAV
    -----------------------------------------------------------------------------------------------------------------
                                 50 - 99          100 - 199           > 200            50 - 99          100 - 199
                              BASIS POINTS      BASIS POINTS      BASIS POINTS      BASIS POINTS      BASIS POINTS
    -----------------------------------------------------------------------------------------------------------------
       2005
       QUARTER ENDING:
       12/31/05                     1                 0                 0                 0                 0
       09/30/05                     2                 0                 0                 2                 0
       06/30/05                     4                 0                 0                 0                 3
       03/31/05                     1                 0                 1                 0                 0
    -----------------------------------------------------------------------------------------------------------------
       2004
       QUARTER ENDING:
       12/31/04                     0                 0                 0                 1                 0
       09/30/04                     0                 0                 0                 0                 0
       06/30/04                     1                 0                 0                 0                 0
       03/31/04                     1                 0                 0                 1                 0
    -----------------------------------------------------------------------------------------------------------------
       2003
       QUARTER ENDING:
       12/31/03                     0                 0                 0                 0                 0
       09/30/03                     0                 0                 0                 0                 0
       06/30/03                     0                 0                 0                 3                 0
       03/31/03                     1                 0                 0                 1                 0
    -----------------------------------------------------------------------------------------------------------------
       2002
       QUARTER ENDING:
       12/31/02                     1                 0                 0                 1                 0
       09/30/02                     0                 1                 0                 4                 0
       06/30/02                     0                 0                 0                 1                 1
       03/31/02                     0                 0                 0                 0                 0
    -----------------------------------------------------------------------------------------------------------------
       2001
       QUARTER ENDING:
       12/31/01                     1                 0                 0                 1                 0
       09/30/01                     3                 1                 0                 1                 0
       06/30/01                     5                 0                 0                 3                 1
       03/31/01                     4                 2                 0                 7                 0
    -----------------------------------------------------------------------------------------------------------------
       2000
       QUARTER ENDING:
       12/31/00*                    8                 4                 0                 7                 2
    -----------------------------------------------------------------------------------------------------------------

    -----------------------  -----------------
                               Closing Price
                                 Below NAV
    -----------------------  -----------------
                                   > 200
                               BASIS POINTS
    -----------------------  -----------------
       2005
       QUARTER ENDING:
       12/31/05                      0
       09/30/05                      0
       06/30/05                      0
       03/31/05                      0
    ------------------------------------------------------------
       2004
       QUARTER ENDING:
       12/31/04                      0
       09/30/04                      0
       06/30/04                      0
       03/31/04                      0
    ------------------------------------------------------------------------------
       2003
       QUARTER ENDING:
       12/31/03                      0
       09/30/03                      0
       06/30/03                      0
       03/31/03                      0
    ------------------------------------------------------------------------------------------------
       2002
       QUARTER ENDING:
       12/31/02                      0
       09/30/02                      0
       06/30/02                      0
       03/31/02                      0
    -----------------------------------------------------------------------------------------------------------------
       2001
       QUARTER ENDING:
       12/31/01                      0
       09/30/01                      0
       06/30/01                      0
       03/31/01                      0
    -----------------------------------------------------------------------------------------------------------------
       2000
       QUARTER ENDING:
       12/31/00*                     4
    -----------------------------------------------------------------------------------------------------------------

   * Trading commenced on October 10, 2000

STREETTRACKS SERIES TRUST
OTHER INFORMATION (CONTINUED)
DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   DJ Wilshire Large Cap ETF

    -----------------------------------------------------------------------------------------------------------------
                                                Closing Price                                Closing Price
                                                  Above NAV                                    Below NAV
    -----------------------------------------------------------------------------------------------------------------
                                 50 - 99          100 - 199           > 200            50 - 99          100 - 199
                              BASIS POINTS      BASIS POINTS      BASIS POINTS      BASIS POINTS      BASIS POINTS
    -----------------------------------------------------------------------------------------------------------------
       2005
       QUARTER ENDING:
       12/31/05*                    5                 0                 1                 3                 0
    -----------------------------------------------------------------------------------------------------------------

    -----------------------  -----------------
                               Closing Price
                                 Below NAV
    -----------------------  -----------------
                                   > 200
                               BASIS POINTS
    -----------------------  -----------------
       2005
       QUARTER ENDING:
       12/31/05*                     0
    -----------------------------------------------------------------------------------------------------------------

   * Trading commenced on November 15, 2005.

   DJ Wilshire Large Cap Growth ETF

    -----------------------------------------------------------------------------------------------------------------
                                                Closing Price                                Closing Price
                                                  Above NAV                                    Below NAV
    -----------------------------------------------------------------------------------------------------------------
                                 50 - 99          100 - 199           > 200            50 - 99          100 - 199
                              BASIS POINTS      BASIS POINTS      BASIS POINTS      BASIS POINTS      BASIS POINTS
    -----------------------------------------------------------------------------------------------------------------
       2005
       QUARTER ENDING:
       12/31/05                     1                 0                 0                 1                 0
       09/30/05                     2                 0                 0                 0                 0
       06/30/05                     3                 0                 0                 2                 0
       03/31/05                     0                 0                 0                 0                 0
    -----------------------------------------------------------------------------------------------------------------
       2004
       QUARTER ENDING:
       12/31/04                     2                 0                 0                 1                 0
       09/30/04                     1                 0                 0                 3                 0
       06/30/04                     3                 0                 0                 0                 0
       03/31/04                     4                 2                 0                 0                 0
    -----------------------------------------------------------------------------------------------------------------
       2003
       QUARTER ENDING:
       12/31/03                     6                 0                 0                 5                 0
       09/30/03                     5                 2                 0                 4                 2
       06/30/03                     4                 2                 0                 5                 0
       03/31/03                     6                 3                 0                 6                 3
    -----------------------------------------------------------------------------------------------------------------
       2002
       QUARTER ENDING:
       12/31/02                    17                 8                 3                 5                 4
       09/30/02                    10                 8                 2                 8                 6
       06/30/02                     6                 6                 0                 3                 2
       03/31/02                     7                 1                 1                 3                 3
    -----------------------------------------------------------------------------------------------------------------
       2001
       QUARTER ENDING:
       12/31/01                    11                 4                 0                10                 5
       09/30/01                     8                 5                 9                 3                 4
       06/30/01                     8                 9                 4                 7                 2
       03/31/01                     8                 6                11                 3                 4
    -----------------------------------------------------------------------------------------------------------------
       2000
       QUARTER ENDING:
       12/31/00*                    7                 9                13                 3                 7
    -----------------------------------------------------------------------------------------------------------------

    -----------------------  -----------------
                               Closing Price
                                 Below NAV
    -----------------------  -----------------
                                   > 200
                               BASIS POINTS
    -----------------------  -----------------
       2005
       QUARTER ENDING:
       12/31/05                      0
       09/30/05                      0
       06/30/05                      0
       03/31/05                      0
    -----------------------------------------------------------------------------------------------------------------
       2004
       QUARTER ENDING:
       12/31/04                      0
       09/30/04                      0
       06/30/04                      0
       03/31/04                      0
    -----------------------------------------------------------------------------------------------------------------
       2003
       QUARTER ENDING:
       12/31/03                      0
       09/30/03                      0
       06/30/03                      0
       03/31/03                      0
    -----------------------------------------------------------------------------------------------------------------
       2002
       QUARTER ENDING:
       12/31/02                      2
       09/30/02                      0
       06/30/02                      0
       03/31/02                      1
    -----------------------------------------------------------------------------------------------------------------
       2001
       QUARTER ENDING:
       12/31/01                      0
       09/30/01                      2
       06/30/01                      3
       03/31/01                      5
    -----------------------------------------------------------------------------------------------------------------
       2000
       QUARTER ENDING:
       12/31/00*                    14
    -----------------------------------------------------------------------------------------------------------------

   * Trading commenced on September 29, 2000.

STREETTRACKS SERIES TRUST
OTHER INFORMATION (CONTINUED)
DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   DJ Wilshire Large Cap Value ETF

    -----------------------------------------------------------------------------------------------------------------
                                                Closing Price                                Closing Price
                                                  Above NAV                                    Below NAV
    -----------------------------------------------------------------------------------------------------------------
                                 50 - 99          100 - 199           > 200            50 - 99          100 - 199
                              BASIS POINTS      BASIS POINTS      BASIS POINTS      BASIS POINTS      BASIS POINTS
    -----------------------------------------------------------------------------------------------------------------
       2005
       QUARTER ENDING:
       12/31/05                     1                 0                 0                 3                 0
       09/30/05                     0                 0                 0                 4                 0
       06/30/05                     2                 0                 0                 4                 0
       03/31/05                     3                 0                 0                 2                 0
    -----------------------------------------------------------------------------------------------------------------
       2004
       QUARTER ENDING:
       12/31/04                     1                 0                 0                 0                 1
       09/30/04                     2                 0                 0                 4                 0
       06/30/04                     4                 1                 0                 2                 0
       03/31/04                     0                 0                 0                 0                 0
    -----------------------------------------------------------------------------------------------------------------
       2003
       QUARTER ENDING:
       12/31/03                     1                 0                 0                 3                 0
       09/30/03                     4                 0                 0                 1                 1
       06/30/03                     4                 2                 0                 3                 2
       03/31/03                     8                 2                 1                 6                 2
    -----------------------------------------------------------------------------------------------------------------
       2002
       QUARTER ENDING:
       12/31/02                     4                 4                 1                 6                 1
       09/30/02                    10                 3                 4                10                 5
       06/30/02                     4                 0                 0                 1                 0
       03/31/02                     2                 0                 0                 3                 1
    -----------------------------------------------------------------------------------------------------------------
       2001
       QUARTER ENDING:
       12/31/01                     5                 0                 0                 6                 5
       09/30/01                     7                11                 4                 3                 7
       06/30/01                     4                 2                 0                 5                 7
       03/31/01                     5                 3                 3                 6                 8
    -----------------------------------------------------------------------------------------------------------------
       2000
       QUARTER ENDING:
       12/31/00*                    8                 2                 0                 5                 4
    -----------------------------------------------------------------------------------------------------------------

    -----------------------  -----------------
                               Closing Price
                                 Below NAV
    -----------------------  -----------------
                                   > 200
                               BASIS POINTS
    -----------------------  -----------------
       2005
       QUARTER ENDING:
       12/31/05                      0
       09/30/05                      0
       06/30/05                      0
       03/31/05                      0
    -----------------------------------------------------------------------------------------------------------------
       2004
       QUARTER ENDING:
       12/31/04                      0
       09/30/04                      0
       06/30/04                      0
       03/31/04                      0
    -----------------------------------------------------------------------------------------------------------------
       2003
       QUARTER ENDING:
       12/31/03                      0
       09/30/03                      0
       06/30/03                      0
       03/31/03                      0
    -----------------------------------------------------------------------------------------------------------------
       2002
       QUARTER ENDING:
       12/31/02                      0
       09/30/02                      1
       06/30/02                      0
       03/31/02                      0
    -----------------------------------------------------------------------------------------------------------------
       2001
       QUARTER ENDING:
       12/31/01                      0
       09/30/01                      0
       06/30/01                      0
       03/31/01                      1
    -----------------------------------------------------------------------------------------------------------------
       2000
       QUARTER ENDING:
       12/31/00*                     4
    -----------------------------------------------------------------------------------------------------------------

   * Trading commenced on September 29, 2000

STREETTRACKS SERIES TRUST
OTHER INFORMATION (CONTINUED)
DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   DJ Wilshire Mid Cap ETF

    -----------------------------------------------------------------------------------------------------------------
                                                Closing Price                                Closing Price
                                                  Above NAV                                    Below NAV
    -----------------------------------------------------------------------------------------------------------------
                                 50 - 99          100 - 199           > 200            50 - 99          100 - 199
                              BASIS POINTS      BASIS POINTS      BASIS POINTS      BASIS POINTS      BASIS POINTS
    -----------------------------------------------------------------------------------------------------------------
       2005
       QUARTER ENDING:
       12/31/05*                    6                 0                 0                 0                 0
    -----------------------------------------------------------------------------------------------------------------

    -----------------------  -----------------
                               Closing Price
                                 Below NAV
    -----------------------  -----------------
                                   > 200
                               BASIS POINTS
    -----------------------  -----------------
       2005
       QUARTER ENDING:
       12/31/05*                     0
    -----------------------------------------------------------------------------------------------------------------

   DJ Wilshire Mid Cap Growth ETF

    -----------------------------------------------------------------------------------------------------------------
                                                Closing Price                                Closing Price
                                                  Above NAV                                    Below NAV
    -----------------------------------------------------------------------------------------------------------------
                                 50 - 99          100 - 199           > 200            50 - 99          100 - 199
                              BASIS POINTS      BASIS POINTS      BASIS POINTS      BASIS POINTS      BASIS POINTS
    -----------------------------------------------------------------------------------------------------------------
       2005
       QUARTER ENDING:
       12/31/05*                    1                 0                 0                 2                 0
    -----------------------------------------------------------------------------------------------------------------

    -----------------------  -----------------
                               Closing Price
                                 Below NAV
    -----------------------  -----------------
                                   > 200
                               BASIS POINTS
    -----------------------  -----------------
       2005
       QUARTER ENDING:
       12/31/05*                     0
    -----------------------------------------------------------------------------------------------------------------

   DJ Wilshire Mid Cap Value ETF

    -----------------------------------------------------------------------------------------------------------------
                                                Closing Price                                Closing Price
                                                  Above NAV                                    Below NAV
    -----------------------------------------------------------------------------------------------------------------
                                 50 - 99          100 - 199           > 200            50 - 99          100 - 199
                              BASIS POINTS      BASIS POINTS      BASIS POINTS      BASIS POINTS      BASIS POINTS
    -----------------------------------------------------------------------------------------------------------------
       2005
       QUARTER ENDING:
       12/31/05*                    1                 0                 0                 0                 0
    -----------------------------------------------------------------------------------------------------------------

    -----------------------  -----------------
                               Closing Price
                                 Below NAV
    -----------------------  -----------------
                                   > 200
                               BASIS POINTS
    -----------------------  -----------------
       2005
       QUARTER ENDING:
       12/31/05*                     0
    -----------------------------------------------------------------------------------------------------------------

   DJ Wilshire Small Cap ETF

    -----------------------------------------------------------------------------------------------------------------
                                                Closing Price                                Closing Price
                                                  Above NAV                                    Below NAV
    -----------------------------------------------------------------------------------------------------------------
                                 50 - 99          100 - 199           > 200            50 - 99          100 - 199
                              BASIS POINTS      BASIS POINTS      BASIS POINTS      BASIS POINTS      BASIS POINTS
    -----------------------------------------------------------------------------------------------------------------
       2005
       QUARTER ENDING:
       12/31/05*                    1                 1                 0                 3                 0
    -----------------------------------------------------------------------------------------------------------------

    -----------------------  -----------------
                               Closing Price
                                 Below NAV
    -----------------------  -----------------
                                   > 200
                               BASIS POINTS
    -----------------------  -----------------
       2005
       QUARTER ENDING:
       12/31/05*                     0
    -----------------------------------------------------------------------------------------------------------------

   * Trading commenced on November 15, 2005.

STREETTRACKS SERIES TRUST
OTHER INFORMATION (CONTINUED)
DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   DJ Wilshire Small Cap Growth ETF

    -----------------------------------------------------------------------------------------------------------------
                                                Closing Price                                Closing Price
                                                  Above NAV                                    Below NAV
    -----------------------------------------------------------------------------------------------------------------
                                 50 - 99          100 - 199           > 200            50 - 99          100 - 199
                              BASIS POINTS      BASIS POINTS      BASIS POINTS      BASIS POINTS      BASIS POINTS
    -----------------------------------------------------------------------------------------------------------------
       2005
       QUARTER ENDING:
       12/31/05                     2                 2                 0                 0                 0
       09/30/05                     0                 0                 0                 0                 0
       06/30/05                     3                 0                 0                 5                 0
       03/31/05                     3                 1                 1                 2                 0
    -----------------------------------------------------------------------------------------------------------------
       2004
       QUARTER ENDING:
       12/31/04                     5                 1                 0                 1                 1
       09/30/04                     2                 0                 0                 5                 1
       06/30/04                     3                 0                 0                 3                 0
       03/31/04                     0                 0                 0                 1                 0
    -----------------------------------------------------------------------------------------------------------------
       2003
       QUARTER ENDING:
       12/31/03                     2                 0                 0                 4                 0
       09/30/03                     3                 0                 0                 2                 0
       06/30/03                     2                 1                 0                 1                 1
       03/31/03                     7                 3                 0                 4                 4
    -----------------------------------------------------------------------------------------------------------------
       2002
       QUARTER ENDING:
       12/31/02                     9                 6                 1                 7                 2
       09/30/02                     5                 4                 2                 8                 4
       06/30/02                     6                 2                 0                 6                 0
       03/31/02                     4                 0                 0                 4                 0
    -----------------------------------------------------------------------------------------------------------------
       2001
       QUARTER ENDING:
       12/31/01                     8                 0                 0                 3                 2
       09/30/01                     5                 2                 1                 2                 0
       06/30/01                     8                 4                 2                 6                 3
       03/31/01                     7                 7                10                 7                 7
    -----------------------------------------------------------------------------------------------------------------
       2000
       QUARTER ENDING:
       12/31/00*                    6                 9                 3                 6                 6
    -----------------------------------------------------------------------------------------------------------------

    -----------------------  -----------------
                               Closing Price
                                 Below NAV
    -----------------------  -----------------
                                   > 200
                               BASIS POINTS
    -----------------------  -----------------
       2005
       QUARTER ENDING:
       12/31/05                      0
       09/30/05                      0
       06/30/05                      0
       03/31/05                      0
    -----------------------------------------------------------------------------------------------------------------
       2004
       QUARTER ENDING:
       12/31/04                      0
       09/30/04                      0
       06/30/04                      0
       03/31/04                      0
    -----------------------------------------------------------------------------------------------------------------
       2003
       QUARTER ENDING:
       12/31/03                      0
       09/30/03                      0
       06/30/03                      0
       03/31/03                      0
    -----------------------------------------------------------------------------------------------------------------
       2002
       QUARTER ENDING:
       12/31/02                      1
       09/30/02                      1
       06/30/02                      0
       03/31/02                      0
    -----------------------------------------------------------------------------------------------------------------
       2001
       QUARTER ENDING:
       12/31/01                      0
       09/30/01                      0
       06/30/01                      0
       03/31/01                      1
    -----------------------------------------------------------------------------------------------------------------
       2000
       QUARTER ENDING:
       12/31/00*                    12
    -----------------------------------------------------------------------------------------------------------------

   * Trading commenced on September 29, 2000

STREETTRACKS SERIES TRUST
OTHER INFORMATION (CONTINUED)
DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   DJ Wilshire Small Cap Value ETF

    -----------------------------------------------------------------------------------------------------------------
                                                Closing Price                                Closing Price
                                                  Above NAV                                    Below NAV
    -----------------------------------------------------------------------------------------------------------------
                                 50 - 99          100 - 199           > 200            50 - 99          100 - 199
                              BASIS POINTS      BASIS POINTS      BASIS POINTS      BASIS POINTS      BASIS POINTS
    -----------------------------------------------------------------------------------------------------------------
       2005
       QUARTER ENDING:
       12/31/05                     0                 1                 0                 0                 0
       09/30/05                     3                 1                 0                 7                 0
       06/30/05                     3                 2                 0                 5                 3
       03/31/05                     6                 0                 0                 3                 1
    -----------------------------------------------------------------------------------------------------------------
       2004
       QUARTER ENDING:
       12/31/04                     3                 0                 0                 4                 1
       09/30/04                     1                 2                 0                 6                 1
       06/30/04                     2                 1                 0                 6                 2
       03/31/04                     3                 0                 0                 5                 0
    -----------------------------------------------------------------------------------------------------------------
       2003
       QUARTER ENDING:
       12/31/03                     1                 2                 0                 9                 0
       09/30/03                     2                 0                 0                 6                 2
       06/30/03                     3                 0                 0                 0                 1
       03/31/03                     2                 2                 0                 6                 1
    -----------------------------------------------------------------------------------------------------------------
       2002
       QUARTER ENDING:
       12/31/02                     9                 1                 0                 7                 2
       09/30/02                     3                 0                 0                12                 3
       06/30/02                     1                 0                 0                 2                 0
       03/31/02                     2                 0                 0                 1                 0
    -----------------------------------------------------------------------------------------------------------------
       2001
       QUARTER ENDING:
       12/31/01                     5                 0                 0                 7                 2
       09/30/01                     6                 0                 0                 6                 0
       06/30/01                     5                 0                 2                 4                 2
       03/31/01                     7                 5                 1                 5                 5
    -----------------------------------------------------------------------------------------------------------------
       2000
       QUARTER ENDING:
       12/31/00*                    7                 4                 5                 5                 7
    -----------------------------------------------------------------------------------------------------------------

    -----------------------  -----------------
                               Closing Price
                                 Below NAV
    -----------------------  -----------------
                                   > 200
                               BASIS POINTS
    -----------------------  -----------------
       2005
       QUARTER ENDING:
       12/31/05                      0
       09/30/05                      0
       06/30/05                      0
       03/31/05                      0
    -----------------------------------------------------------------------------------------------------------------
       2004
       QUARTER ENDING:
       12/31/04                      0
       09/30/04                      0
       06/30/04                      1
       03/31/04                      0
    -----------------------------------------------------------------------------------------------------------------
       2003
       QUARTER ENDING:
       12/31/03                      0
       09/30/03                      0
       06/30/03                      0
       03/31/03                      0
    -----------------------------------------------------------------------------------------------------------------
       2002
       QUARTER ENDING:
       12/31/02                      1
       09/30/02                      0
       06/30/02                      0
       03/31/02                      0
    -----------------------------------------------------------------------------------------------------------------
       2001
       QUARTER ENDING:
       12/31/01                      0
       09/30/01                      0
       06/30/01                      0
       03/31/01                      2
    -----------------------------------------------------------------------------------------------------------------
       2000
       QUARTER ENDING:
       12/31/00*                    11
    -----------------------------------------------------------------------------------------------------------------

   * Trading commenced on September 29, 2000

STREETTRACKS SERIES TRUST
OTHER INFORMATION (CONTINUED)
DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   DJ Global Titans ETF

    -----------------------------------------------------------------------------------------------------------------
                                                Closing Price                                Closing Price
                                                  Above NAV                                    Below NAV
    -----------------------------------------------------------------------------------------------------------------
                                 50 - 99          100 - 199           > 200            50 - 99          100 - 199
                              BASIS POINTS      BASIS POINTS      BASIS POINTS      BASIS POINTS      BASIS POINTS
    -----------------------------------------------------------------------------------------------------------------
       2005
       QUARTER ENDING:
       12/31/05                     1                 0                 0                 1                 0
       09/30/05                     1                 0                 0                 5                 0
       06/30/05                     2                 1                 0                 2                 0
       03/31/05                     2                 0                 0                 0                 0
    -----------------------------------------------------------------------------------------------------------------
       2004
       QUARTER ENDING:
       12/31/04                     1                 0                 0                 1                 1
       09/30/04                     4                 0                 0                 2                 0
       06/30/04                     4                 1                 0                 1                 0
       03/31/04                     2                 0                 0                 0                 0
    -----------------------------------------------------------------------------------------------------------------
       2003
       QUARTER ENDING:
       12/31/03                     4                 0                 0                 8                 0
       09/30/03                     1                 1                 1                 3                 2
       06/30/03                     3                 2                 0                 1                 2
       03/31/03                    12                 2                 1                 9                 1
    -----------------------------------------------------------------------------------------------------------------
       2002
       QUARTER ENDING:
       12/31/02                    12                 4                 1                 7                 2
       09/30/02                     8                13                 3                 7                10
       06/30/02                     7                 4                 0                 6                 1
       03/31/02                     7                 6                 0                 4                 2
    -----------------------------------------------------------------------------------------------------------------
       2001
       QUARTER ENDING:
       12/31/01                    12                 6                 1                 9                 5
       09/30/01                     9                 4                 0                 3                 1
       06/30/01                     3                 1                 1                 4                 2
       03/31/01                    10                 3                 2                 6                 6
    -----------------------------------------------------------------------------------------------------------------
       2000
       QUARTER ENDING:
       12/31/00*                    7                10                 3                 3                 2
    -----------------------------------------------------------------------------------------------------------------

    -----------------------  -----------------
                               Closing Price
                                 Below NAV
    -----------------------  -----------------
                                   > 200
                               BASIS POINTS
    -----------------------  -----------------
       2005
       QUARTER ENDING:
       12/31/05                      0
       09/30/05                      0
       06/30/05                      0
       03/31/05                      0
    -----------------------------------------------------------------------------------------------------------------
       2004
       QUARTER ENDING:
       12/31/04                      0
       09/30/04                      0
       06/30/04                      0
       03/31/04                      0
    -----------------------------------------------------------------------------------------------------------------
       2003
       QUARTER ENDING:
       12/31/03                      0
       09/30/03                      1
       06/30/03                      0
       03/31/03                      0
    -----------------------------------------------------------------------------------------------------------------
       2002
       QUARTER ENDING:
       12/31/02                      5
       09/30/02                      4
       06/30/02                      1
       03/31/02                      0
    -----------------------------------------------------------------------------------------------------------------
       2001
       QUARTER ENDING:
       12/31/01                      3
       09/30/01                      0
       06/30/01                      0
       03/31/01                      2
    -----------------------------------------------------------------------------------------------------------------
       2000
       QUARTER ENDING:
       12/31/00*                     1
    -----------------------------------------------------------------------------------------------------------------

   * Trading commenced on September 29, 2000

STREETTRACKS SERIES TRUST
OTHER INFORMATION (CONTINUED)
DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   DJ Wilshire REIT ETF

    -----------------------------------------------------------------------------------------------------------------
                                                Closing Price                                Closing Price
                                                  Above NAV                                    Below NAV
    -----------------------------------------------------------------------------------------------------------------
                                 50 - 99          100 - 199           > 200            50 - 99          100 - 199
                              BASIS POINTS      BASIS POINTS      BASIS POINTS      BASIS POINTS      BASIS POINTS
    -----------------------------------------------------------------------------------------------------------------
       2005
       QUARTER ENDING:
       12/31/05                     0                 0                 0                 0                 0
       09/30/05                     0                 0                 0                 1                 0
       06/30/05                     0                 0                 0                 1                 0
       03/31/05                     1                 0                 0                 2                 0
    -----------------------------------------------------------------------------------------------------------------
       2004
       QUARTER ENDING:
       12/31/04                     0                 0                 0                 1                 1
       09/30/04                     3                 0                 0                 1                 0
       06/30/04                     1                 1                 0                 2                 0
       03/31/04                     0                 0                 0                 2                 0
    -----------------------------------------------------------------------------------------------------------------
       2003
       QUARTER ENDING:
       12/31/03                     0                 0                 0                 0                 0
       09/30/03                     0                 0                 0                 1                 0
       06/30/03                     0                 0                 0                 1                 0
       03/31/03                     4                 0                 0                 1                 0
    -----------------------------------------------------------------------------------------------------------------
       2002
       QUARTER ENDING:
       12/31/02                     8                 2                 0                 1                 0
       09/30/02                    14                 1                 0                 9                 0
       06/30/02                     2                 0                 0                 1                 0
       03/31/02                     2                 0                 0                 2                 0
    -----------------------------------------------------------------------------------------------------------------
       2001
       QUARTER ENDING:
       12/31/01                     1                 1                 0                 4                 2
       09/30/01                     8                 1                 2                 7                 4
       06/30/01*                    2                 1                 0                 6                 7
    -----------------------------------------------------------------------------------------------------------------

    -----------------------  -----------------
                               Closing Price
                                 Below NAV
    -----------------------  -----------------
                                   > 200
                               BASIS POINTS
    -----------------------  -----------------
       2005
       QUARTER ENDING:
       12/31/05                      0
       09/30/05                      0
       06/30/05                      0
       03/31/05                      0
    -----------------------------------------------------------------------------------------------------------------
       2004
       QUARTER ENDING:
       12/31/04                      0
       09/30/04                      0
       06/30/04                      0
       03/31/04                      0
    -----------------------------------------------------------------------------------------------------------------
       2003
       QUARTER ENDING:
       12/31/03                      0
       09/30/03                      0
       06/30/03                      0
       03/31/03                      0
    -----------------------------------------------------------------------------------------------------------------
       2002
       QUARTER ENDING:
       12/31/02                      0
       09/30/02                      0
       06/30/02                      0
       03/31/02                      0
    -----------------------------------------------------------------------------------------------------------------
       2001
       QUARTER ENDING:
       12/31/01                      0
       09/30/01                      0
       06/30/01*                     2
    -----------------------------------------------------------------------------------------------------------------

   * Trading commenced on April 27, 2001

STREETTRACKS SERIES TRUST
OTHER INFORMATION (CONTINUED)
DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   KBW Bank ETF

    -----------------------------------------------------------------------------------------------------------------
                                                Closing Price                                Closing Price
                                                  Above NAV                                    Below NAV
    -----------------------------------------------------------------------------------------------------------------
                                 50 - 99          100 - 199           > 200            50 - 99          100 - 199
                              BASIS POINTS      BASIS POINTS      BASIS POINTS      BASIS POINTS      BASIS POINTS
    -----------------------------------------------------------------------------------------------------------------
       2005
       QUARTER ENDING:
       12/31/05*                    1                 0                 0                 0                 0
    -----------------------------------------------------------------------------------------------------------------

    -----------------------  -----------------
                               Closing Price
                                 Below NAV
    -----------------------  -----------------
                                   > 200
                               BASIS POINTS
    -----------------------  -----------------
       2005
       QUARTER ENDING:
       12/31/05*                     0
    -----------------------------------------------------------------------------------------------------------------

   KBW Capital Markets ETF

    -----------------------------------------------------------------------------------------------------------------
                                                Closing Price                                Closing Price
                                                  Above NAV                                    Below NAV
    -----------------------------------------------------------------------------------------------------------------
                                 50 - 99          100 - 199           > 200            50 - 99          100 - 199
                              BASIS POINTS      BASIS POINTS      BASIS POINTS      BASIS POINTS      BASIS POINTS
    -----------------------------------------------------------------------------------------------------------------
       2005
       QUARTER ENDING:
       12/31/05*                    1                 0                 0                 3                 1
    -----------------------------------------------------------------------------------------------------------------

    -----------------------  -----------------
                               Closing Price
                                 Below NAV
    -----------------------  -----------------
                                   > 200
                               BASIS POINTS
    -----------------------  -----------------
       2005
       QUARTER ENDING:
       12/31/05*                     0
    -----------------------------------------------------------------------------------------------------------------

   KBW Insurance ETF

    -----------------------------------------------------------------------------------------------------------------
                                                Closing Price                                Closing Price
                                                  Above NAV                                    Below NAV
    -----------------------------------------------------------------------------------------------------------------
                                 50 - 99          100 - 199           > 200            50 - 99          100 - 199
                              BASIS POINTS      BASIS POINTS      BASIS POINTS      BASIS POINTS      BASIS POINTS
    -----------------------------------------------------------------------------------------------------------------
       2005
       QUARTER ENDING:
       12/31/05*                    1                 1                 0                 3                 0
    -----------------------------------------------------------------------------------------------------------------

    -----------------------  -----------------
                               Closing Price
                                 Below NAV
    -----------------------  -----------------
                                   > 200
                               BASIS POINTS
    -----------------------  -----------------
       2005
       QUARTER ENDING:
       12/31/05*                     0
    -----------------------------------------------------------------------------------------------------------------

   * Trading commenced on November 15, 2005.

STREETTRACKS SERIES TRUST
OTHER INFORMATION (CONTINUED)
DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   Morgan Stanley Technology ETF

    -----------------------------------------------------------------------------------------------------------------
                                                Closing Price                                Closing Price
                                                  Above NAV                                    Below NAV
    -----------------------------------------------------------------------------------------------------------------
                                 50 - 99          100 - 199           > 200            50 - 99          100 - 199
                              BASIS POINTS      BASIS POINTS      BASIS POINTS      BASIS POINTS      BASIS POINTS
    -----------------------------------------------------------------------------------------------------------------
       2005
       QUARTER ENDING:
       12/31/05                     1                 0                 0                 0                 0
       09/30/05                     0                 1                 0                 2                 0
       06/30/05                     4                 1                 0                 2                 2
       03/31/05                     9                 1                 0                 6                 0
    -----------------------------------------------------------------------------------------------------------------
       2004
       QUARTER ENDING:
       12/31/04                     4                 1                 0                 2                 0
       09/30/04                     3                 2                 0                10                 4
       06/30/04                     7                 1                 0                 6                 0
       03/31/04                     4                 1                 0                 3                 1
    -----------------------------------------------------------------------------------------------------------------
       2003
       QUARTER ENDING:
       12/31/03                     3                 0                 1                 8                 2
       09/30/03                     3                 3                 0                 7                 4
       06/30/03                     1                 3                 1                 6                 1
       03/31/03                     6                 4                 0                 6                 6
    -----------------------------------------------------------------------------------------------------------------
       2002
       QUARTER ENDING:
       12/31/02                    14                 3                 2                 9                 8
       09/30/02                     5                11                 2                 4                 4
       06/30/02                     3                 6                 2                 8                 4
       03/31/02                     8                 5                 1                 6                 6
    -----------------------------------------------------------------------------------------------------------------
       2001
       QUARTER ENDING:
       12/31/01                     8                 3                 0                 6                 7
       09/30/01                    12                 4                 1                 6                 2
       06/30/01                     9                 5                 1                 8                 1
       03/31/01                     4                 2                 0                 4                 0
    -----------------------------------------------------------------------------------------------------------------
       2000
       QUARTER ENDING:
       12/31/00*                   13                 3                 1                 7                 1
    -----------------------------------------------------------------------------------------------------------------

    -----------------------  -----------------
                               Closing Price
                                 Below NAV
    -----------------------  -----------------
                                   > 200
                               BASIS POINTS
    -----------------------  -----------------
       2005
       QUARTER ENDING:
       12/31/05                      0
       09/30/05                      0
       06/30/05                      0
       03/31/05                      0
    -----------------------------------------------------------------------------------------------------------------
       2004
       QUARTER ENDING:
       12/31/04                      0
       09/30/04                      0
       06/30/04                      1
       03/31/04                      0
    -----------------------------------------------------------------------------------------------------------------
       2003
       QUARTER ENDING:
       12/31/03                      0
       09/30/03                      0
       06/30/03                      1
       03/31/03                      0
    -----------------------------------------------------------------------------------------------------------------
       2002
       QUARTER ENDING:
       12/31/02                      2
       09/30/02                      7
       06/30/02                      1
       03/31/02                      0
    -----------------------------------------------------------------------------------------------------------------
       2001
       QUARTER ENDING:
       12/31/01                      0
       09/30/01                      1
       06/30/01                      0
       03/31/01                      1
    -----------------------------------------------------------------------------------------------------------------
       2000
       QUARTER ENDING:
       12/31/00*                     0
    -----------------------------------------------------------------------------------------------------------------

   * Trading commenced on September 29, 2000

STREETTRACKS SERIES TRUST
OTHER INFORMATION (CONTINUED)
DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   SPDR Dividend ETF

    -----------------------------------------------------------------------------------------------------------------
                                                Closing Price                                Closing Price
                                                  Above NAV                                    Below NAV
    -----------------------------------------------------------------------------------------------------------------
                                 50 - 99          100 - 199           > 200            50 - 99          100 - 199
                              BASIS POINTS      BASIS POINTS      BASIS POINTS      BASIS POINTS      BASIS POINTS
    -----------------------------------------------------------------------------------------------------------------
       2005
       QUARTER ENDING:
       12/31/05*                    0                 0                 0                 0                 0
    -----------------------------------------------------------------------------------------------------------------

    -----------------------  -----------------
                               Closing Price
                                 Below NAV
    -----------------------  -----------------
                                   > 200
                               BASIS POINTS
    -----------------------  -----------------
       2005
       QUARTER ENDING:
       12/31/05*                     0
    -----------------------------------------------------------------------------------------------------------------

   * Trading commenced on November 15, 2005.

   SPDR O-Strip ETF

    -----------------------------------------------------------------------------------------------------------------
                                                Closing Price                                Closing Price
                                                  Above NAV                                    Below NAV
    -----------------------------------------------------------------------------------------------------------------
                                 50 - 99          100 - 199           > 200            50 - 99          100 - 199
                              BASIS POINTS      BASIS POINTS      BASIS POINTS      BASIS POINTS      BASIS POINTS
    -----------------------------------------------------------------------------------------------------------------
       2005
       QUARTER ENDING:
       12/31/05                     0                 0                 0                 0                 0
       09/30/05                     3                 0                 0                 0                 0
       06/30/05                     3                 0                 0                 1                 0
       03/31/05                     7                 0                 0                 2                 0
    -----------------------------------------------------------------------------------------------------------------
       2004
       QUARTER ENDING:
       12/31/04                     1                 0                 0                 3                 1
       09/30/04*                    0                 0                 0                 0                 0
    -----------------------------------------------------------------------------------------------------------------

    -----------------------  -----------------
                               Closing Price
                                 Below NAV
    -----------------------  -----------------
                                   > 200
                               BASIS POINTS
    -----------------------  -----------------
       2005
       QUARTER ENDING:
       12/31/05                      0
       09/30/05                      0
       06/30/05                      0
       03/31/05                      0
    -----------------------------------------------------------------------------------------------------------------
       2004
       QUARTER ENDING:
       12/31/04                      0
       09/30/04*                     0
    -----------------------------------------------------------------------------------------------------------------

   * Trading commenced on September 9, 2004.

STREETTRACKS SERIES TRUST
OTHER INFORMATION (CONTINUED)
DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SHAREHOLDER EXPENSE EXAMPLE

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs which may include creation and redemption fees or brokerage charges and (2) ongoing costs, including management fees and trustee fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at July 1, 2005 and held for the six months ended December 31, 2005.

ACTUAL EXPENSES

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first table under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second table below provides information about hypothetical account values and hypothetical expenses based on a Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The Funds charge transaction fees at scheduled amounts ranging from $250 to $4,500 per Creation Unit to those persons creating or redeeming Creation Units. If you buy or sell streetTRACKS Series Trust Fund Shares in the secondary market, you will incur customary brokerage commissions and charges.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as creation and redemption fees on brokerage charges. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

                                         BEGINNING        ENDING        EXPENSES PAID
                                       ACCOUNT VALUE   ACCOUNT VALUE    DURING PERIOD*
ACTUAL                                    7/01/05        12/31/05      7/01/05-12/31/05
---------------------------------------------------------------------------------------
DJ Wilshire Total Market ETF              $1,000         $1,065.10          $1.09
DJ Wilshire Large Cap ETF**                1,000          1,027.80           0.32
DJ Wilshire Large Cap Growth ETF           1,000          1,072.20           1.10
DJ Wilshire Large Cap Value ETF            1,000          1,050.50           1.03
DJ Wilshire Mid Cap ETF**                  1,000          1,008.70           0.39
DJ Wilshire Mid Cap Growth ETF**           1,000          1,006.80           0.39
DJ Wilshire Mid Cap Value ETF**            1,000          1,010.80           0.39
DJ Wilshire Small Cap ETF**                1,000          1,000.60           0.38
DJ Wilshire Small Cap Growth ETF           1,000          1,081.80           1.36
DJ Wilshire Small Cap Value ETF            1,000          1,071.10           1.36
DJ Global Titans ETF                       1,000          1,042.20           2.63
DJ Wilshire REIT ETF                       1,000          1,065.40           1.35
KBW Bank ETF**                             1,000          1,038.00           0.54
KBW Capital Markets ETF**                  1,000          1,029.30           0.54
KBW Insurance ETF**                        1,000          1,009.30           0.54
Morgan Stanley Technology ETF              1,000          1,105.70           2.71
SPDR Dividend ETF**                        1,000            999.50           0.44
SPDR O-Strip ETF                           1,000          1,053.80           1.86

STREETTRACKS SERIES TRUST
OTHER INFORMATION (CONTINUED)
DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                         BEGINNING        ENDING        EXPENSES PAID
                                       ACCOUNT VALUE   ACCOUNT VALUE    DURING PERIOD*
HYPOTHETICAL                              7/01/05        12/31/05      7/01/05-12/31/05
---------------------------------------------------------------------------------------
DJ Wilshire Total Market ETF              $1,000         $1,024.15          $1.07
DJ Wilshire Large Cap ETF**                1,000          1,007.09           0.31
DJ Wilshire Large Cap Growth ETF           1,000          1,024.15           1.07
DJ Wilshire Large Cap Value ETF            1,000          1,024.20           1.02
DJ Wilshire Mid Cap ETF**                  1,000          1,007.01           0.39
DJ Wilshire Mid Cap Growth ETF**           1,000          1,007.01           0.39
DJ Wilshire Mid Cap Value ETF**            1,000          1,007.01           0.39
DJ Wilshire Small Cap ETF**                1,000          1,007.01           0.39
DJ Wilshire Small Cap Growth ETF           1,000          1,023.89           1.33
DJ Wilshire Small Cap Value ETF            1,000          1,023.89           1.33
DJ Global Titans ETF                       1,000          1,022.63           2.60
DJ Wilshire REIT ETF                       1,000          1,011.95           1.33
KBW Bank ETF**                             1,000          1,006.86           0.53
KBW Capital Markets ETF**                  1,000          1,006.86           0.53
KBW Insurance ETF**                        1,000          1,006.86           0.53
Morgan Stanley Technology ETF              1,000          1,022.63           2.60
SPDR Dividend ETF**                        1,000          1,006.95           0.45
SPDR O-Strip ETF                           1,000          1,023.39           1.84

 * Expenses are equal to the Fund's annualized expense ratio of 0.21%, 0.21%, 0.21%, 0.20%, 0.26%, 0.26%, 0.26%, 0.26%, 0.26%, 0.26%, 0.51%, 0.26%, 0.36%,
   0.36%, 0.36%, 0.51%, 0.30% and 0.36%, respectively. Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (or since commencement of operations), then divided by 365.

** For the period November 8, 2005 (commencement of operations) to December 31,
   2005.

PROXY VOTING POLICIES

A description of the policies and procedures that are used by the Funds' investment adviser to vote proxies relating to the Funds' portfolio securities is available without charge, upon request, by calling 1-866-787-2257. Information regarding how the investment adviser votes these proxies are available by calling the same number and on the website of the U.S. Securities and Exchange Commission at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Funds file a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on the Form N-Q. The Funds' Forms N-Q are available on the Securities and Exchange Commission's website at www.sec.gov and may be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, DC. Information on the form N-Q will be available upon request without charge, by calling 1-866-787-2257 (toll free), and on the Funds' website www.streetTRACKS.com.

INVESTMENT ADVISORY CONTRACT RENEWAL

At an in-person meeting held on August 22, 2005, the Board of Trustees of the Trust (the "Board") considered renewal of the Investment Advisory Agreement (the "Agreement") between the Trust and SSgA Funds Management, Inc. (the "Adviser") with respect to the series portfolios of the Trust (each a "Fund", collectively, the "Funds"). The Trustees who are not "interested persons" of the Trust within the meaning of the Investment Company Act of 1940, as amended (the "Independent Trustees") also met separately with their counsel to consider the Agreement.

STREETTRACKS SERIES TRUST
OTHER INFORMATION (CONTINUED)
DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

In evaluating the Agreement, the Board drew on materials provided to them by the Adviser and on other materials provided by State Street Bank and Trust Company, the Trust's Administrator, Transfer Agent and Custodian ("State Street"). In deciding whether to renew the Agreement, the Board considered various factors, including (i) the nature, extent and quality of the services provided by the Adviser under the Agreement, (ii) the investment performance of the Funds, (iii) the costs to the Adviser of its services and the profits realized by the Adviser from its relationship with the Trust, and (iv) the extent to which economies of scale would be realized if and as the Funds grow and whether the fee levels in the Agreement reflect these economies of scale.

First, the Board considered the nature, extent and quality of the services provided by the Adviser. In doing so, they relied on their prior experience with the Trust, the Adviser and State Street, as well as materials provided prior to and at the meeting. The Board reviewed the Advisory Agreements and the Adviser's responsibilities for managing the investment operations of each Fund in accordance with each Fund's investment objective and policies, and the applicable legal and regulatory requirements. They appreciated the relatively unique nature of the Funds, as ETFs, and the experience and expertise of the Adviser with ETFs. The Board considered the background and experience of the Adviser's senior management, including those individuals responsible for the portfolio management and compliance. They also considered the resources, structures and practices of the Adviser in managing the Funds' portfolios and in monitoring and securing each Fund's compliance with its investment objectives and policies and with applicable laws and regulations. The Board also considered information about the Adviser's best execution procedures and overall investment management business, noting that the Adviser serves a wide range of clients across a broad spectrum of asset classes. The Board looked at the Adviser's general knowledge of the investment business and that of its parent, State Street Global Advisers, with which the Adviser shares all of its senior personnel. The Board considered that the Adviser and its affiliates constitute one of the world's largest investment management enterprises for indexed products generally and ETFs in particular. The Independent Trustees then determined that the nature, extent and quality of the services provided by the Adviser to the Trust were necessary and appropriate.

The Independent Trustees' reviewed the Funds' performance. They noted that that the distinctive indexed investment objective of each of the Funds made the analysis of investment performance, in absolute terms, less of a priority than that which normally attaches to the performance of actively-managed funds. The Board was more concerned with the extent to which each Fund achieved its objective of replicating the total return of the applicable index (index tracking and tracking error). The Board also considered that only two out of nine Funds generated a taxable gain during the most recent fiscal year. The Independent Trustees then determined that the performance of each Fund was satisfactory.

The Board considered the profitability of the advisory arrangement with the Funds to the Adviser including data on the Funds' historical profitability to the Adviser. The Independent Trustees, through their counsel, had the opportunity to discuss with representatives of the Adviser and State Street the methodologies used in computing the costs that formed the bases of the profitability calculations and determined that these methodologies were reasonable. The Independent Trustees concluded that, to the extent that the Adviser realized a profit on the Funds, the profitability was not excessive.

The Board considered whether the Adviser benefited in other ways from its relationship with the Trust, noting that Adviser maintains no soft-dollar arrangements in connection with the Trust's brokerage transactions. The Independent Trustees concluded that, to the extent that the Adviser derives other benefits from its relationship with the Trust, those benefits are not so significant as to cause the Adviser's fee to be excessive.

The Independent Trustees determined that the Adviser is likely to realize economies of scale in managing the Funds as assets grow in size. The Independent Trustees further determined that such economies of scale are currently shared with the Funds by way of the low fee structure of the Trust.

The Board evaluated the Funds' unitary fee through the review of comparative information with respect to fees paid by similar funds. The Board also reviewed the expense ratios of the Funds as compared to similar funds and the unitary fee structure. The Independent Trustees concluded, based on the information presented, that each Fund's fees were fair and reasonable in light those of their direct competitors. The Board reviewed the universe of similar ETFs for each Fund based upon Lipper Analytical Services and related comparative information. The Board used a Fund by Fund analysis of the data to determine that each Fund's expense ratio was reasonable in light of its peers.

STREETTRACKS SERIES TRUST
OTHER INFORMATION (CONTINUED)
DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

The Independent Trustees' conclusions regarding the Agreement were as follows:
(a) the nature and extent of the services provided by the Adviser were appropriate; (b) the performance, and more importantly, the index tracking, of each Fund had been satisfactory; (c) the Adviser's fees for each Fund and the unitary fee, considered in relation to the services provided, were fair and reasonable; (d) the profitability of the Trust's relationship with the Adviser was not excessive; (e) any additional benefits to the Adviser were not of a magnitude materially to affect the Independent Trustees' conclusions; and (f) the fees paid to the Adviser adequately shared the economies of scale with the Funds.

At the Meeting, the Board Also considered the renewal of the Sub-Advisory Agreement (the "Sub-Advisory Agreement") between the Trust and The Tuckerman Group LLC, an affiliate of the Adviser (the "Sub-Adviser") with respect to the streetTRACKS DJ Wilshire REIT ETF (the "REIT Fund"). The Board considered the background and experience of the Sub-Adviser's senior management and in particular the Sub-Adviser's experience in investing in REITs. The Board considered that the REIT Fund clearly tracked its benchmark index and did not distribute any capital gains. In light of the Independent Trustees' determination that the unitary fee paid to the State Street by the Fund was fair and reasonable and that the Sub-Adviser's fees are paid by the Adviser, the Trustees did not believe it necessary to evaluate the Sub-Adviser's profitability or any additional benefits that the Sub-Adviser may receive.

The Independent Trustees' conclusions with respect to the Sub-Advisory Agreement were as follows: (a) the nature and extent of the services provided by the Sub-Adviser were appropriate; (b) the performance, and more importantly, the index tracking, of the REIT Fund had been satisfactory; and (c) the Sub-Adviser's fees for the REIT Fund and the unitary fee, considered in relation to the services provided, were fair and reasonable.

StreetTRACKS' SERIES TRUST

TRUSTEES
David M. Kelly
Frank Nesvet
Helen F. Peters
James E. Ross, Interested Trustee (as defined in the 1940 Act)


OFFICERS
James E. Ross, President
Michael Riley, Vice President
Gary L. French, Treasurer
Mary Moran Zeven, Secretary
John W. Clark, Assistant Treasurer
Scott Zoltowski, Assistant Secretary
Matthew W. Flaherty, Assistant Treasurer
Peter Ambrosini, Chief Compliance Officer

INVESTMENT MANAGER
SSgA Funds Management, Inc.
State Street Financial Center
One Lincoln Street
Boston, MA 02111


DISTRIBUTOR
State Street Global Markets, LLC
One Lincoln Street
Boston, MA 02111


CUSTODIAN, ADMINISTRATOR AND TRANSFER AGENT
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

LEGAL COUNSEL
Clifford Chance US LLP
31 West 52nd  Street
New York, New York 10019

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116











streetTRACKS are distributed by State Street Global Markets, LLC, a wholly-owned subsidiary of State Street Corporation. State Street Global Markets,
LLC is a member of NASD, SIPC, and the Boston Stock
Exchange.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-S-TRACKS or visiting www.streettracks.com Please read the prospectus carefully before you invest.

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The investment return and principal value of an investment in the streetTRACKS funds will fluctuate in value, so that when shares are sold or redeemed they may be worth more or less than when they were purchased.

ETFs trade like stocks, are subject to investment risk and will fluctuate in market value.

For streetTRACKS DJ Wilshire Small Cap, DJ Wilshire Small Cap Growth, DJ Wilshire Small Cap Value, Morgan Stanley Technology and DJ Wilshire REIT, KBW Bank, KBW Capital Markets, KBW Insurance ETFs: In addition to the normal risks associated with equity investing, narrowly focused investments and investments in smaller companies typically exhibit higher volatility and price fluctuation.

For streetTRACKS Global Titans Fund: International investments may involve risk of capital loss from unfavorable fluctuations in currency values, from differences in generally accepted accounting principles or from economic or political instability in other nations.

In general, streetTRACKS shares can be expected to move up or down in value with the value of the applicable index. Although streetTRACKS shares may be bought and sold on the exchange through any brokerage account, streetTRACKS shares are not individually redeemable from the Fund. Investors may acquire streetTRACKS and tender them for redemption through the Fund in Creation Unit Aggregations only. Please see the prospectus for more details.

streetTRACKS are not sponsored, endorsed, sold, or promoted by Dow Jones & Company, Time Inc., Morgan Stanley Dean Witter, and Wilshire Associates. Neither do these companies make any representation regarding the advisability of investing in streetTRACKS. streetTRACKS are distributed by State Street Global Markets, LLC, a wholly-owned subsidiary of State Street Corporation. State Street Global Markets, LLC is a member of NASD, SIPC, and the Boston Stock Exchange. References to State Street may include State Street Corporation and its affiliates. Shares of the streetTRACKS funds are not insured by the FDIC or by another governmental agency; they are not obligations of the FDIC nor are they deposits or obligations of or guaranteed by State Street Bank and Trust Company. streetTRACKS shares are subject to investment risks, including possible loss of the principal invested. The streetTRACKS funds pay State Street for its services as investment advisor, custodian, transfer agent and shareholder servicing agent.














For more information on streetTRACKS, or to obtain a prospectus, call:
1-866-S-TRACKS

or visit

www.streettracks.com

Please read the prospectus carefully before you invest or send money.

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ITEM 2.  CODE OF ETHICS
-----------------------

Not applicable to the Registrant; This Form N-CSR is a Semi-Annual Report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT
----------------------------------------

Not applicable to the Registrant; This Form N-CSR is a Semi-Annual Report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES
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Not applicable to the Registrant; This Form N-CSR is a Semi-Annual Report.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS
----------------------------------------------

Not applicable to the Registrant; This Form N-CSR is a Semi-Annual Report.

ITEM 6.  SCHEDULE OF INVESTMENTS
--------------------------------

Not applicable to the Registrant.  See Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
--------------------------------------------------------------------------------

Not applicable to the Registrant.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES
-------------------------------------------------------------------------

Not applicable to the Registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS
--------------------------------------------------------------------------------

Not applicable to the Registrant.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
-------------------------------------------------------------

Not applicable to the Registrant.

ITEM 11.  CONTROLS AND PROCEDURES
---------------------------------

(a) Within 90 days of the filing date of this Form N-CSR, James E. Ross, the Registrant's President, and Gary L. French, the Registrant's Chief Financial Officer, reviewed the Registrant's disclosure controls and procedures (the "Procedures") and evaluated their effectiveness. Based on the review, Messrs. Ross and French determined that the Procedures adequately ensure that information required to be disclosed by the Registrant in its periodic reports is recorded, processed, summarized and reported within the time periods required by the Securities and Exchange Commission's rules and regulations.

(b) In the Registrant's second fiscal quarter covered by this form N-CSR filing, there were no significant changes in the Registrant's internal controls or in other factors that have materially affected, or are reasonably likely to materially affect, its controls over financial reporting subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 12.  EXHIBITS
------------------

(a)(1)   Not applicable to the Registrant; This Form N-CSR is a
Semi-Annual Report.

    (2) Certifications of principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act are attached hereto.

    (3)  Not applicable

(b) Certifications of principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the 1940 Act and
Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

STREETTRACKS(R)SERIES TRUST

By:       /s/ James E. Ross
         --------------------------
         James E. Ross
         President and Principal Executive Officer

Date:      February 17, 2006
           -----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:       /s/ James E. Ross
         -------------------------
         James E. Ross
         President and Principal Executive Officer

Date:      February 17, 2006
          ------------------


By:       Gary L. French
         ------------------------
         Gary L. French
         Treasurer, Chief Financial Officer

Date:      February 17, 2006
          ------------------